UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, California 92614

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget	David C. Mahaffey, Esq.
President	Sullivan & Worcester LLP
Met Investors Series Trust	1666 K Street, N.W.
5 Park Plaza, Suite 1900	Washington, D.C. 20006
Irvine, California 92614

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Met Investors Series Trust Schedule of Investments	September 30, 2010

Met Investors Series Trust

American Funds Balanced Allocation Portfolio	MIST-1
American Funds Bond Portfolio	MIST-3
American Funds Growth Allocation Portfolio	MIST-5
American Funds Growth Portfolio	MIST-7
American Funds International Portfolio	MIST-9
American Funds Moderate Allocation Portfolio	MIST-11
Batterymarch Growth and Income Portfolio	MIST-13
BlackRock High Yield Portfolio	MIST-18
BlackRock Large Cap Core Portfolio	MIST-32
Clarion Global Real Estate Portfolio	MIST-36
Dreman Small Cap Value Portfolio	MIST-39
Goldman Sachs Mid Cap Value Portfolio	MIST-43
Harris Oakmark International Portfolio	MIST-47
Invesco Small Cap Growth Portfolio	MIST-50
Janus Forty Portfolio	MIST-54
Lazard Mid Cap Portfolio	MIST-57
Legg Mason ClearBridge Aggressive Growth Portfolio	MIST-60
Legg Mason Value Equity Portfolio	MIST-63
Loomis Sayles Global Markets Portfolio	MIST-66
Lord Abbett Bond Debenture Portfolio	MIST-74
Lord Abbett Growth and Income Portfolio	MIST-88
Lord Abbett Mid Cap Value Portfolio	MIST-91
Met/Eaton Vance Floating Rate Portfolio	MIST-95
Met/Franklin Income Portfolio	MIST-103
Met/Franklin Mutual Shares Portfolio	MIST-111
Met/Franklin Templeton Founding Strategy Portfolio	MIST-118
Met/Templeton Growth Portfolio	MIST-120
Met/Templeton International Bond Portfolio	MIST-125
MetLife Aggressive Strategy Portfolio	MIST-135
MetLife Balanced Strategy Portfolio	MIST-137
MetLife Defensive Strategy Portfolio	MIST-139
MetLife Growth Strategy Portfolio	MIST-141
MetLife Moderate Strategy Portfolio	MIST-143
MFS Emerging Markets Equity Portfolio	MIST-145
MFS Research International Portfolio	MIST-149
Morgan Stanley Mid Cap Growth Portfolio	MIST-153
Oppenheimer Capital Appreciation Portfolio	MIST-157
PIMCO Inflation Protected Bond Portfolio	MIST-160
PIMCO Total Return Portfolio	MIST-173
Pioneer Fund Portfolio	MIST-197
Pioneer Strategic Income Portfolio	MIST-201
Rainier Large Cap Equity Portfolio	MIST-221
RCM Technology Portfolio	MIST-225
SSgA Growth and Income ETF Portfolio	MIST-228
SSgA Growth ETF Portfolio	MIST-230
T. Rowe Price Mid Cap Growth Portfolio	MIST-232
Third Avenue Small Cap Value Portfolio	MIST-236
Turner Mid Cap Portfolio	MIST-239
Van Kampen Comstock Portfolio	MIST-242
Notes to Schedule of Investments	MIST-245

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.0%
American Funds Bond Fund (Class 1) (a)	22,126,660	$245,827,188
American Funds Global Bond Fund (Class 1) (a)	5,105,145	63,048,542
American Funds Global Small Capitalization Fund (Class 1) (a)	4,693,971	93,081,443
American Funds Growth Fund (Class 1) (a)	13,329,627	655,284,466
American Funds Growth-Income Fund (Class 1) (a)	33,028,879	1,051,969,807
American Funds High-Income Bond Fund (Class 1) (a)	13,479,236	155,011,218
American Funds International Fund (Class 1) (a)	14,322,522	250,071,237
American Funds New World Fund (Class 1) (a)	4,341,879	96,519,960
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	30,490,092	396,371,192

Total Mutual Funds (Cost $2,648,239,747)		3,007,185,053

Total Investments—100.0% (Cost $2,648,239,747#)		3,007,185,053
Other assets and liabilities (net)—0.0%		(1,493,975)

Net Assets—100.0%		$3,005,691,078

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,648,239,747. Aggregate unrealized appreciation based on cost for federal income tax purposes is $358,945,306 resulting in a net unrealized appreciation of $358,945,306.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-1

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,007,185,053	$–	$–	$3,007,185,053
Total Investments	$3,007,185,053	$–	$–	$3,007,185,053

MIST-2

Met Investors Series Trust

American Funds Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Bond Fund (Class 1) (a)	29,937,933	$332,610,438

Total Investments—100.1% (Cost $310,101,429#)		332,610,438
Other assets and liabilities (net)—(0.1)%		(204,657)

Net Assets—100.0%		$332,405,781

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $310,101,429. Aggregate unrealized appreciation based on cost for federal income tax purposes is $22,509,009 resulting in a net unrealized appreciation of $22,509,009.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-3

Met Investors Series Trust

American Funds Bond Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$332,610,438	$–	$–	$332,610,438
Total Investments	$332,610,438	$–	$–	$332,610,438

MIST-4

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	5,868,677	$65,201,003
American Funds Global Bond Fund (Class 1) (a)	1,806,878	22,314,946
American Funds Global Small Capitalization Fund (Class 1) (a)	4,458,647	88,414,960
American Funds Growth Fund (Class 1) (a)	12,946,035	636,427,062
American Funds Growth-Income Fund (Class 1) (a)	26,767,303	852,538,611
American Funds High-Income Bond Fund (Class 1) (a)	5,762,545	66,269,272
American Funds International Fund (Class 1) (a)	14,093,002	246,063,822
American Funds New World Fund (Class 1) (a)	4,150,523	92,266,121
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)	4,974,368	64,666,785

Total Mutual Funds (Cost $1,772,830,258)		2,134,162,582

Total Investments—100.1% (Cost $1,772,830,258#)		2,134,162,582
Other assets and liabilities (net)—(0.1)%		(1,117,230)

Net Assets—100.0%		$2,133,045,352

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,772,830,258. Aggregate unrealized appreciation based on cost for federal income tax purposes is $361,332,324 resulting in a net unrealized appreciation of $361,332,324.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-5

Met Investors Series Trust

American Funds Growth Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,134,162,582	$–	$–	$2,134,162,582
Total Investments	$2,134,162,582	$–	$–	$2,134,162,582

MIST-6

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (a) (Cost—$521,099,955)	12,130,914	$596,355,716

Total Investments—100.1% (Cost $521,099,955#)		596,355,716
Other assets and liabilities (net)—(0.1)%		(312,427)

Net Assets—100.0%		$596,043,289

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $521,099,955. Aggregate unrealized appreciation based on cost for federal income tax purposes is $75,255,761 resulting in a net unrealized appreciation of $75,255,761.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-7

Met Investors Series Trust

American Funds Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$596,355,716	$–	$–	$596,355,716
Total Investments	$596,355,716	$–	$–	$596,355,716

MIST-8

Met Investors Series Trust

American Funds International Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds International Fund (Class 1) (a) (Cost—$254,280,175)	16,662,544	$290,928,012

Total Investments—100.1% (Cost $254,280,175#)		290,928,012
Other assets and liabilities (net)—(0.1)%		(171,167)

Net Assets—100.0%		$290,756,845

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $254,280,175. Aggregate unrealized appreciation based on cost for federal income tax purposes is $36,647,837 resulting in a net unrealized appreciation of $36,647,837.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-9

Met Investors Series Trust

American Funds International Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Security	$290,928,012	$–	$–	$290,928,012
Total Investments	$290,928,012	$–	$–	$290,928,012

MIST-10

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	36,182,594	$401,988,619
American Funds Global Bond Fund (Class 1) (a)	1,941,578	23,978,486
American Funds Global Small Capitalization Fund (Class 1) (a)	1,174,670	23,293,706
American Funds Growth Fund (Class 1) (a)	5,464,287	268,624,354
American Funds Growth-Income Fund (Class 1) (a)	22,131,363	704,883,920
American Funds High-Income Bond Fund (Class 1) (a)	10,197,824	117,274,981
American Funds International Fund (Class 1) (a)	8,105,230	141,517,307
American Funds New World Fund (Class 1) (a)	1,094,615	24,333,289
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)	45,156,626	587,036,138

Total Mutual Funds (Cost $2,049,075,870)		2,292,930,800

Total Investments—100.1% (Cost $2,049,075,870#)		2,292,930,800
Other assets and liabilities (net)—(0.1)%		(1,187,700)

Net Assets—100.0%		$2,291,743,100

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,049,075,870. Aggregate unrealized appreciation based on cost for federal income tax purposes is $243,854,930 resulting in a net unrealized appreciation of $243,854,930.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-11

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,292,930,800	$–	$–	$2,292,930,800
Total Investments	$2,292,930,800	$–	$–	$2,292,930,800

MIST-12

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
General Dynamics Corp.	19,916	$1,250,924
Honeywell International, Inc.	14,666	644,424
Lockheed Martin Corp.	21,063	1,501,371
Northrop Grumman Corp.	13,600	824,568
United Technologies Corp.	19,341	1,377,659

		5,598,946

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	17,110	1,141,066

Airlines—1.8%
Continental Airlines, Inc. - Class B* (a)	57,400	1,425,816
Southwest Airlines Co.	113,691	1,485,941
United Continental Holdings, Inc.*	62,700	1,481,601

		4,393,358

Auto Components—1.3%
Autoliv, Inc. (a)	8,880	580,130
Goodyear Tire & Rubber Co. (The)*	49,660	533,845
Johnson Controls, Inc.	16,600	506,300
Lear Corp.*	7,400	584,082
TRW Automotive Holdings Corp.* (a)	21,800	906,008

		3,110,365

Automobiles—0.6%
Ford Motor Co.* (a)	111,850	1,369,044

Beverages—2.5%
Coca-Cola Co.	57,250	3,350,270
Hansen Natural Corp.*	16,980	791,608
PepsiCo, Inc.	31,592	2,098,972

		6,240,850

Biotechnology—1.1%
Amgen, Inc.*	16,941	933,618
Cephalon, Inc.* (a)	20,100	1,255,044
Gilead Sciences, Inc.*	18,426	656,150

		2,844,812

Capital Markets—0.9%
BlackRock, Inc.	5,000	851,250
Goldman Sachs Group, Inc. (The)	6,783	980,686
Waddell & Reed Financial, Inc. - Class A (a)	15,900	435,024

		2,266,960

Chemicals—1.7%
E. I. du Pont de Nemours & Co.	26,296	1,173,328
Lubrizol Corp. (The)	13,000	1,377,610
PPG Industries, Inc.	10,100	735,280
Valspar Corp. (The)	33,000	1,051,050

		4,337,268

Commercial & Professional Services—0.6%
Avery Dennison Corp.	14,720	546,406
Brink’s Co. (The) (a)	11,000	253,000

Security Description	Shares	Value

Commercial & Professional Services—(Continued)
R.R. Donnelley & Sons Co.	41,490	$703,671

		1,503,077

Commercial Banks—3.2%
Bank of Montreal	21,300	1,230,075
CIT Group, Inc.*	28,060	1,145,409
Commerce Bancshares, Inc.	21,200	796,908
Credicorp, Ltd.	10,620	1,209,618
East West Bancorp, Inc.	37,310	607,407
Huntington Bancshares, Inc. (a)	85,539	485,006
Wells Fargo & Co.	101,924	2,561,350

		8,035,773

Communications Equipment—2.3%
Cisco Systems, Inc.*	159,784	3,499,270
QUALCOMM, Inc.	30,852	1,392,042
Research In Motion, Ltd.*	17,710	862,300

		5,753,612

Computers & Peripherals—5.9%
Apple, Inc.*	28,242	8,013,667
Dell, Inc.*	76,704	994,084
Hewlett-Packard Co.	95,856	4,032,662
SanDisk Corp.*	14,100	516,765
Seagate Technology Plc*	86,800	1,022,504

		14,579,682

Construction & Engineering—0.7%
Chicago Bridge & Iron Co. N.V.*	23,290	569,441
KBR, Inc.	35,500	874,720
Shaw Group, Inc. (The)* (a)	7,600	255,056

		1,699,217

Consumer Finance—1.2%
American Express Co.	46,090	1,937,163
Discover Financial Services	67,400	1,124,232

		3,061,395

Diversified Consumer Services—0.2%
ITT Educational Services, Inc.* (a)	8,136	571,717

Diversified Financial Services—2.1%
Bank of America Corp.	131,887	1,729,039
Citigroup, Inc.*	187,020	729,378
JPMorgan Chase & Co.	74,493	2,835,948

		5,294,365

Diversified Telecommunication Services—2.5%
AT&T, Inc.	162,583	4,649,874
Verizon Communications, Inc.	48,175	1,570,023

		6,219,897

Electric Utilities—1.3%
Allegheny Energy, Inc. (a)	28,320	694,406
DPL, Inc.	34,600	904,098
Exelon Corp.	10,560	449,645

MIST-13

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Pepco Holdings, Inc. (a)	35,600	$662,160
Pinnacle West Capital Corp.	14,000	577,780

		3,288,089

Electronic Equipment, Instruments & Components—0.9%
Arrow Electronics, Inc.*	24,000	641,520
Corning, Inc.	35,750	653,510
Flextronics International, Ltd.*	114,800	693,392
Tech Data Corp.*	9,300	374,790

		2,363,212

Energy Equipment & Services—1.3%
National-Oilwell Varco, Inc.	23,799	1,058,342
Noble Corp.	29,800	1,006,942
Oil States International, Inc.*	23,800	1,107,890

		3,173,174

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	7,327	472,518
Wal-Mart Stores, Inc.	67,195	3,596,277
Walgreen Co.	19,400	649,900

		4,718,695

Food Products—0.9%
Del Monte Foods Co.	75,910	995,180
Hershey Co. (The)	10,950	521,111
Kraft Foods, Inc. - Class A	24,100	743,726

		2,260,017

Gas Utilities—1.0%
AGL Resources, Inc.	28,700	1,100,932
Atmos Energy Corp.	16,700	488,475
Energen Corp.	19,900	909,828

		2,499,235

Health Care Equipment & Supplies—0.9%
Baxter International, Inc. (a)	18,400	877,864
C.R. Bard, Inc.	6,200	504,866
Medtronic, Inc.	23,700	795,846

		2,178,576

Health Care Providers & Services—2.6%
Aetna, Inc.	42,500	1,343,425
AmerisourceBergen Corp.	28,200	864,612
Coventry Health Care, Inc.*	27,990	602,625
Humana, Inc.*	9,500	477,280
McKesson Corp.	11,900	735,182
Medco Health Solutions, Inc.*	14,400	749,664
UnitedHealth Group, Inc.	46,075	1,617,693

		6,390,481

Hotels, Restaurants & Leisure—1.9%
Brinker International, Inc.	24,800	467,728
Chipotle Mexican Grill, Inc.* (a)	3,800	653,600
Las Vegas Sands Corp.* (a)	27,300	951,405
McDonald’s Corp.	15,371	1,145,293

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Starbucks Corp. (a)	58,920	$1,507,174

		4,725,200

Household Durables—0.9%
Garmin, Ltd. (a)	41,249	1,251,907
Leggett & Platt, Inc. (a)	26,800	609,968
Whirlpool Corp.	6,100	493,856

		2,355,731

Household Products—1.6%
Colgate-Palmolive Co.	8,560	657,922
Kimberly-Clark Corp.	7,100	461,855
Procter & Gamble Co. (The)	49,382	2,961,438

		4,081,215

Independent Power Producers & Energy Traders —0.2%
NRG Energy, Inc.*	23,010	479,068

Industrial Conglomerates—2.2%
3M Co.	14,061	1,219,230
General Electric Co.	228,924	3,720,015
Tyco International, Ltd.	17,340	636,898

		5,576,143

Insurance—4.3%
ACE, Ltd.	21,600	1,258,200
Aflac, Inc.	30,740	1,589,565
American Financial Group, Inc.	33,100	1,012,198
Assurant, Inc.	20,800	846,560
Assured Guaranty, Ltd.	28,450	486,780
Berkshire Hathaway, Inc. - Class B*	34,100	2,819,388
Chubb Corp. (The)	11,700	666,783
Prudential Financial, Inc.	17,100	926,478
Travelers Cos., Inc. (The)	18,700	974,270

		10,580,222

Internet Software & Services—1.2%
Google, Inc. - Class A*	5,700	2,997,003

IT Services—2.3%
Accenture Plc - Class A	18,300	777,567
International Business Machines Corp.	33,746	4,526,688
Lender Processing Services, Inc.	15,600	518,388

		5,822,643

Life Sciences Tools & Services—0.3%
Life Technologies Corp.*	15,000	700,350

Machinery—1.2%
Caterpillar, Inc.	12,900	1,014,972
Cummins, Inc.	12,000	1,086,960
Joy Global, Inc.	12,176	856,216

		2,958,148

Media—3.3%
Comcast Corp. - Class A	96,804	1,750,216
DIRECTV - Class A*	33,100	1,377,953

MIST-14

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Gannett Co., Inc. (a)	95,000	$1,161,850
Interpublic Group Cos., Inc.*	55,300	554,659
Sirius XM Radio, Inc.* (a)	476,600	571,920
Time Warner Cable, Inc.	11,050	596,590
Time Warner, Inc.	19,645	602,119
Viacom, Inc. - Class B	30,200	1,092,938
Washington Post Co. (The) - Class B (a)	1,280	511,245

		8,219,490

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc.	14,300	1,221,077
Newmont Mining Corp.	12,600	791,406
Teck Resources, Ltd. - Class B	13,700	563,892
Walter Energy, Inc.	7,000	569,030
Yamana Gold, Inc.	55,950	637,830

		3,783,235

Multi-Utilities—2.3%
CenterPoint Energy, Inc.	53,550	841,806
CMS Energy Corp.	43,000	774,860
Integrys Energy Group, Inc.	20,960	1,091,178
OGE Energy Corp.	9,075	361,820
TECO Energy, Inc.	80,640	1,396,685
Xcel Energy, Inc. (a)	54,100	1,242,677

		5,709,026

Multiline Retail—1.2%
Dollar Tree, Inc.*	29,625	1,444,515
Target Corp.	26,517	1,417,068

		2,861,583

Office Electronics—0.3%
Xerox Corp.	71,800	743,130

Oil, Gas & Consumable Fuels—9.4%
Apache Corp.	10,900	1,065,584
Arch Coal, Inc.	17,000	454,070
Canadian Natural Resources, Ltd.	17,400	602,040
Chevron Corp.	59,679	4,836,983
Cimarex Energy Co.	7,000	463,260
ConocoPhillips Co.	53,538	3,074,687
Devon Energy Corp.	7,675	496,880
Exxon Mobil Corp.	110,346	6,818,279
Hess Corp.	10,300	608,936
Marathon Oil Corp.	26,000	860,600
Murphy Oil Corp.	8,000	495,360
Newfield Exploration Co.*	12,450	715,128
Occidental Petroleum Corp.	19,466	1,524,188
Pengrowth Energy Trust	54,160	599,010
Talisman Energy, Inc.	40,950	716,215

		23,331,220

Paper & Forest Products—1.0%
Domtar Corp.	17,000	1,097,860
MeadWestvaco Corp.	52,300	1,275,074

		2,372,934

Security Description	Shares	Value

Pharmaceuticals—7.0%
Abbott Laboratories	27,579	$1,440,727
Bristol-Myers Squibb Co.	29,655	803,947
Eli Lilly & Co. (a)	18,276	667,623
Endo Pharmaceuticals Holdings, Inc.*	58,000	1,927,920
Johnson & Johnson	47,554	2,946,446
Merck & Co., Inc.	103,904	3,824,706
Perrigo Co. (a)	8,700	558,714
Pfizer, Inc.	227,536	3,906,793
Warner Chilcott Plc - Class A	26,200	587,928
Watson Pharmaceuticals, Inc.*	16,710	707,000

		17,371,804

Professional Services—0.2%
FTI Consulting, Inc.* (a)	15,800	548,102

Real Estate Investment Trusts (REITs)—1.1%
Chimera Investment Corp. (a)	115,950	458,002
Highwoods Properties, Inc. (a)	12,780	414,967
Host Hotels & Resorts, Inc.	65,200	944,096
Liberty Property Trust (a)	17,000	542,300
Ventas, Inc. (a)	5,200	268,164

		2,627,529

Real Estate Management & Development—0.5%
Brookfield Properties Corp. (a)	82,100	1,274,192

Road & Rail—0.7%
J.B. Hunt Transport Services, Inc.	18,120	628,764
Kansas City Southern*	29,800	1,114,818

		1,743,582

Semiconductors & Semiconductor Equipment—2.2%
Intel Corp.	189,829	3,650,412
Linear Technology Corp.	25,160	773,167
Texas Instruments, Inc.	42,074	1,141,888

		5,565,467

Software—4.0%
Microsoft Corp.	243,480	5,962,825
Oracle Corp.	151,900	4,078,515

		10,041,340

Specialty Retail—3.4%
Aeropostale, Inc.*	22,050	512,662
Chico’s FAS, Inc. (a)	38,100	400,812
Gap, Inc. (The)	21,600	402,624
Guess?, Inc.	26,700	1,084,821
Home Depot, Inc. (The)	49,628	1,572,215
Lowe’s Cos., Inc.	28,500	635,265
Ross Stores, Inc.	17,400	950,388
TJX Cos., Inc. (The)	63,290	2,824,633

		8,383,420

Textiles, Apparel & Luxury Goods—1.3%
Coach, Inc.	42,550	1,827,948
NIKE, Inc. - Class B	7,560	605,858
Polo Ralph Lauren Corp.	9,400	844,684

		3,278,490

MIST-15

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco—1.8%
Altria Group, Inc. (a)	35,925	$862,918
Lorillard, Inc.	16,290	1,308,250
Philip Morris International, Inc.	41,688	2,335,362

		4,506,530

Wireless Telecommunication Services —0.3%
Rogers Communications, Inc. - Class B (a)	16,900	632,567

Total Common Stocks (Cost $235,165,058)		248,162,247

Short-Term Investments—9.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—9.2%
State Street Navigator Securities Lending Prime Portfolio (b)	22,831,023	22,831,023

Repurchase Agreement—0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $485,000 on 10/01/10 collateralized by $470,000 Federal National Mortgage Association at 2.625% due 11/20/14 with a value of $499,963.	$485,000	485,000

Total Short-Term Investments (Cost $23,316,023)		23,316,023

Total Investments—109.2% (Cost $258,481,081#)		271,478,270
Other assets and liabilities (net)—(9.2)%		(22,908,026)

Net Assets—100.0%		$248,570,244

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $258,481,081. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $28,286,172 and $15,288,983, respectively, resulting in a net unrealized appreciation of $12,997,189.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $22,227,462 and the collateral received consisted of cash in the amount of $22,831,023. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-16

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$248,162,247	$–	$–	$248,162,247

Short-Term Investments
Mutual Funds	22,831,023	–	–	22,831,023
Repurchase Agreement	–	485,000	–	485,000
Total Short-Term Investments	22,831,023	485,000	–	23,316,023

Total Investments	$270,993,270	$485,000	$–	$271,478,270

*	See Schedule of Investments for additional detailed categorizations.

MIST-17

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—82.5% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—2.0%
DynCorp International, Inc. 10.375%, due 07/01/17 (144A) (a)	$765,000	$765,000
GeoEye, Inc. 9.625%, due 10/01/15	480,000	526,200
Kratos Defense & Security Solutions, Inc. 10.000%, due 06/01/17	1,580,000	1,682,700
National Air Cargo Group, Inc. 1.000%, due 08/16/15	4,790,000	4,790,000
Sequa Corp. 11.750%, due 12/01/15 (144A) (a)	2,710,000	2,872,600
13.500%, due 12/01/15 (144A) (a) (b)	6,005,573	6,455,991

		17,092,491

Airlines—1.1%
Air Canada 9.250%, due 08/01/15 (144A) (a)	3,240,000	3,296,700
American Airlines Pass Through Trust, Series 2001-02 7.858%, due 10/01/11	1,520,000	1,601,700
Delta Air Lines, Inc., Series B 9.750%, due 12/17/16	1,510,879	1,580,380
United Air Lines, Inc. 12.750%, due 07/15/12	2,973,600	3,352,734

		9,831,514

Auto Components—1.0%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A) (a)	2,170,000	2,365,300
11.250%, due 11/01/15 (144A) (a) (b)	503,000	548,270
Delphi International Holdings Corp. 12.000%, due 10/06/14 (144A) (a)	165,937	162,619
Goodyear Tire & Rubber Co. (The) 8.250%, due 08/15/20	1,370,000	1,448,775
8.750%, due 08/15/20	620,000	666,500
Hertz Holdings Netherlands B.V. 8.500%, due 07/31/15 (144A) (a) (j)	2,140,000	3,070,472
Lear Corp. 5.750%, due 08/01/14	1,395,000	17,438
Series B 8.500%, due 12/01/13	1,530,000	19,125
Stanadyne Corp., Series 1 10.000%, due 08/15/14	160,000	152,000
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15 (c)	125,000	103,750

		8,554,249

Automobiles—0.4%
Hertz Corp. (The) 7.500%, due 10/15/18 (144A) (a)	3,345,000	3,349,181

Beverages—0.1%
Cott Beverages USA, Inc. 8.125%, due 09/01/18 (144A) (a)	830,000	882,913

Biotechnology—0.2%
QHP Royalty Sub LLC 10.250%, due 03/15/15 (144A) (a)	1,432,760	1,465,969

Security Description	Par Amount	Value

Building Products—0.8%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A) (a) (b)	$85,952	$73,274
Associated Materials LLC/Associated Materials Finance, Inc.
9.875%, due 11/15/16	1,430,000	1,737,450
Building Materials Corp. of America 6.875%, due 08/15/18 (144A) (a)	1,665,000	1,644,188
7.000%, due 02/15/20 (144A) (a)	740,000	762,200
Nortek, Inc. 11.000%, due 12/01/13	2,627,422	2,804,773

		7,021,885

Capital Markets—0.1%
American Capital, Ltd. 8.960%, due 12/31/13	1,230,000	1,258,455

Chemicals—3.8%
American Pacific Corp. 9.000%, due 02/01/15	150,000	149,625
Celanese U.S. Holdings LLC 6.625%, due 10/15/18 (144A) (a)	1,565,000	1,604,125
CF Industries, Inc. 6.875%, due 05/01/18	3,145,000	3,388,737
7.125%, due 05/01/20	1,950,000	2,132,813
Chemtura Corp. 7.875%, due 09/01/18 (144A) (a)	2,795,000	2,927,762
CPG International I, Inc. 10.500%, due 07/01/13	755,000	766,325
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, due 11/15/14 (d)	2,215,000	2,314,675
8.875%, due 02/01/18	1,645,000	1,620,325
Huntsman International LLC 6.875%, due 11/15/13 (144A) (a) (j)	750,000	1,053,150
8.625%, due 03/15/20 (d)	640,000	668,800
8.625%, due 03/15/21 (144A) (a)	770,000	800,800
Ineos Finance Plc 9.000%, due 05/15/15 (144A) (a)	1,350,000	1,417,500
Koppers, Inc. 7.875%, due 12/01/19	1,115,000	1,167,963
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (a)	2,010,000	2,110,500
Momentive Performance Materials, Inc. 9.750%, due 12/01/14 (d)	2,410,000	2,482,300
Nalco Co. 8.250%, due 05/15/17	1,300,000	1,443,000
Nova Chemicals Corp. 8.625%, due 11/01/19	1,950,000	2,079,188
OXEA Finance/Cy SCA 9.500%, due 07/15/17 (144A) (a)	1,675,000	1,816,255
PolyOne Corp. 7.375%, due 09/15/20	690,000	713,288
Rhodia S.A. 6.875%, due 09/15/20 (144A) (a)	920,000	943,000
TPC Group LLC 8.250%, due 10/01/17 (144A) (a)	1,080,000	1,109,700

		32,709,831

MIST-18

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial & Professional Services—1.1%
ACCO Brands Corp. 10.625%, due 03/15/15	$1,763,000	$1,978,967
Aleris International, Inc. 10.000%, due 12/15/16 (e)	1,350,000	3,983
9.000%, due 12/15/14 (e)	1,665,000	8,325
ARAMARK Corp. 3.966%, due 02/01/15 (f)	950,000	870,438
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
9.625%, due 03/15/18	1,390,000	1,476,875
iPayment, Inc. 9.750%, due 05/15/14	310,000	284,425
Live Nation Entertainment, Inc. 8.125%, due 05/15/18 (144A) (a)	3,010,000	3,028,812
RSC Equipment Rental, Inc. 10.000%, due 07/15/17 (144A) (a)	1,945,000	2,154,087
Tropicana Entertainment LLC 9.625%, due 12/15/14 (e)	70,000	191

		9,806,103

Commercial Banks—3.2%
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (a)	100,000	109,500
CIT Group, Inc. 7.000%, due 05/01/16 (d)	8,402,260	8,318,237
7.000%, due 05/01/17	17,340,164	17,058,386
Glitnir Banki HF 4.375%, due 02/05/10 (e) (j)	135,000	52,326
3.000%, due 06/30/10 (e) (j)	1,060,000	410,856
6.375%, due 09/25/12 (144A) (a) (e)	1,835,000	568,850
Series 3 4.763%, due 04/20/10 (144A) (a) (e)	304,000	94,240
Series EMTN 5.071%, due 01/27/10 (e) (j)	1,000,000	387,600
HBOS Plc, Series EMTN 1.188%, due 09/01/16 (f) (j)	830,000	989,046
1.079%, due 03/21/17 (f) (j)	165,000	194,484

		28,183,525

Computers & Peripherals—0.1%
SunGard Data Systems, Inc. 9.125%, due 08/15/13	1,100,000	1,128,875

Construction & Engineering—0.3%
ESCO Corp. 8.625%, due 12/15/13 (144A) (a)	2,180,000	2,245,400

Consumer Finance—3.7%
Ally Financial, Inc. 7.500%, due 12/31/13	170,000	182,325
2.497%, due 12/01/14 (f)	1,957,000	1,751,715
8.300%, due 02/12/15 (144A) (a)	3,360,000	3,670,800
8.000%, due 03/15/20 (144A) (a)	6,140,000	6,723,300
7.500%, due 09/15/20 (144A) (a)	5,990,000	6,409,300
Series EMTN 5.375%, due 06/06/11 (j)	822,000	1,140,278
Credit Acceptance Corp. 9.125%, due 02/01/17 (144A) (a)	3,625,000	3,819,844
FCE Bank Plc, Series EMTN 7.125%, due 01/15/13 (j)	2,250,000	3,190,050

Security Description	Par Amount	Value

Consumer Finance—(Continued)
9.375%, due 01/17/14 (j)	$350,000	$531,335
Ford Motor Credit Co. LLC
8.000%, due 12/15/16	1,200,000	1,358,125
6.625%, due 08/15/17	3,200,000	3,414,106

		32,191,178

Containers & Packaging—3.5%
Ardagh Packaging Finance Plc 7.375%, due 10/15/17 (144A) (a) (j)	950,000	1,292,000
Ball Corp. 6.625%, due 03/15/18	175,000	184,625
7.375%, due 09/01/19	370,000	404,225
6.750%, due 09/15/20	1,325,000	1,414,438
Berry Plastics Corp. 8.875%, due 09/15/14 (d)	3,340,000	3,264,850
8.875%, due 09/15/14	2,385,000	2,313,450
8.250%, due 11/15/15	2,195,000	2,266,337
Cascades, Inc. 7.750%, due 12/15/17	1,370,000	1,435,075
Crown Americas LLC/Crown Americas Capital Corp. II
7.625%, due 05/15/17	4,355,000	4,703,400
Crown European Holdings S.A. 7.125%, due 08/15/18 (144A) (a) (j)	750,000	1,076,100
Graphic Packaging International, Inc. 9.500%, due 06/15/17	3,345,000	3,562,425
7.875%, due 10/01/18	1,270,000	1,311,275
Greif, Inc. 7.750%, due 08/01/19	690,000	749,513
Owens-Brockway Glass Container, Inc. 6.750%, due 12/01/14 (j)	395,000	556,002
7.375%, due 05/15/16	1,800,000	1,946,250
Pregis Corp. 12.375%, due 10/15/13	1,755,000	1,772,550
Rock-Tenn Co. 9.250%, due 03/15/16	600,000	661,500
Sealed Air Corp. 7.875%, due 06/15/17	1,785,000	1,936,361

		30,850,376

Diversified Consumer Services—0.0%
American Achievement Group Holding Corp. 12.750%, due 10/01/12 (b)	4,867	3,431
Service Corp. International 7.875%, due 02/01/13	60,000	65,100
7.625%, due 10/01/18	115,000	123,625

		192,156

Diversified Financial Services—3.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, due 01/15/16	220,000	222,200
8.000%, due 01/15/18	13,025,000	13,155,250
KKR Group Finance Co. 6.375%, due 09/29/20 (144A) (a)	2,115,000	2,164,011
Leucadia National Corp. 8.125%, due 09/15/15	1,800,000	1,944,000
7.125%, due 03/15/17	2,035,000	2,050,263

MIST-19

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Pinafore LLC 9.000%, due 10/01/18 (144A)(a)	$1,610,000	$1,694,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.750%, due 10/15/16 (144A) (a)	2,385,000	2,438,662
7.750%, due 10/15/16 (144A) (a) (j)	1,050,000	1,449,420
7.750%, due 10/15/16 (j)	690,000	960,687
8.000%, due 12/15/16 (j)	1,750,000	2,249,100
8.500%, due 05/15/18 (144A) (a)	2,305,000	2,253,138
UPCB Finance, Ltd. 7.625%, due 01/15/20 (144A) (a) (j)	778,000	1,109,662

		31,690,918

Diversified Telecommunication Services—4.4%
Angel Lux Common S.A. 8.875%, due 05/01/16 (144A) (a)	185,000	197,488
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12	1,835,000	1,807,475
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15 (144A) (a)	480,000	519,600
Digicel Group, Ltd. 8.875%, due 01/15/15 (144A) (a) (d)	2,075,000	2,126,875
9.125%, due 01/15/15 (144A) (a) (b)	3,067,665	3,148,191
8.250%, due 09/01/17 (144A) (a)	1,550,000	1,635,250
10.500%, due 04/15/18 (144A) (a) (d)	1,400,000	1,540,000
Frontier Communications Corp. 7.875%, due 04/15/15	680,000	737,800
8.250%, due 04/15/17	651,000	715,286
8.500%, due 04/15/20	1,000,000	1,108,750
ITC Deltacom, Inc. 10.500%, due 04/01/16	1,490,000	1,521,663
Qwest Communications International, Inc. 7.500%, due 02/15/14	6,380,000	6,539,500
8.000%, due 10/01/15 (d)	1,500,000	1,631,250
Qwest Corp. 7.500%, due 10/01/14- 06/15/23	730,000	741,050
Sprint Capital Corp. 6.875%, due 11/15/28	5,810,000	5,345,200
tw telecom holdings, inc. 8.000%, due 03/01/18	1,110,000	1,168,275
West Corp. 9.500%, due 10/15/14 (d)	2,870,000	3,017,087
11.000%, due 10/15/16	845,000	902,038
8.625%, due 10/01/18 (144A) (a)	1,540,000	1,540,000
Wind Acquisition Finance S.A. 12.000%, due 12/01/15 (144A) (a)	75,000	79,781
Windstream Corp. 7.875%, due 11/01/17	2,505,000	2,623,987

		38,646,546

Electric Utilities—1.5%
AES Ironwood LLC 8.857%, due 11/30/25	1,184,333	1,222,824
AES Red Oak LLC 8.540%, due 11/30/19	727,099	750,729
Series B 9.200%, due 11/30/29	650,000	654,875
Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.000%, due 06/01/16 (144A) (a) (d)	4,285,000	4,606,375

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Elwood Energy LLC 8.159%, due 07/05/26	$1,168,348	$1,104,089
Energy Future Intermediate Holding Co. LLC 10.000%, due 12/01/20	638,000	636,351
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (a)	72,381	69,164
Infinis Plc 9.125%, due 12/15/14 (144A) (a) (k)	740,000	1,227,963
Ipalco Enterprises, Inc. 8.625%, due 11/14/11	525,000	555,844
7.250%, due 04/01/16 (144A) (a)	1,910,000	2,062,800

		12,891,014

Electrical Equipment—0.6%
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.
10.875%, due 06/01/16 (144A) (a)	1,450,000	1,591,375
Orascom Telecom Finance SCA 7.875%, due 02/08/14 (144A) (a)	305,000	296,612
TL Acquisitions, Inc. 10.500%, due 01/15/15 (144A) (a)	3,520,000	3,515,600

		5,403,587

Electronic Equipment, Instruments & Components—0.0%
Mobile Services Group, Inc./Mobile Storage Group, Inc.
9.750%, due 08/01/14 (d)	75,000	78,750

Energy Equipment & Services—1.3%
Compagnie Generale de Geophysique-Veritas
7.500%, due 05/15/15	130,000	132,925
9.500%, due 05/15/16	590,000	640,150
7.750%, due 05/15/17	2,615,000	2,686,912
Drummond Co., Inc. 9.000%, due 10/15/14 (144A) (a)	2,100,000	2,228,625
7.375%, due 02/15/16	1,900,000	1,945,125
Global Geophysical Services, Inc. 10.500%, due 05/01/17 (144A) (a)	865,000	884,463
Murray Energy Corp. 10.250%, due 10/15/15 (144A) (a)	955,000	995,587
Pride International, Inc. 6.875%, due 08/15/20	1,305,000	1,427,344
Southern Star Central Corp. 6.750%, due 03/01/16 (144A) (a)	690,000	700,350
6.750%, due 03/01/16	50,000	50,750

		11,692,231

Food & Staples Retailing—0.6%
Rite Aid Corp. 9.750%, due 06/12/16 (d)	3,910,000	4,198,363
7.500%, due 03/01/17	705,000	653,006

		4,851,369

Food Products—0.4%
B&G Foods, Inc. 7.625%, due 01/15/18	600,000	626,250
Reddy Ice Corp. 11.250%, due 03/15/15 (144A) (a)	1,180,000	1,212,450
Smithfield Foods, Inc. 10.000%, due 07/15/14 (144A) (a)	1,550,000	1,790,250

MIST-20

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food Products—(Continued)
TreeHouse Foods, Inc. 7.750%, due 03/01/18	$300,000	$323,250

		3,952,200

Gas Utilities—1.3%
Energy Future Holdings Corp. 10.000%, due 01/15/20(144A) (a) (d)	11,245,000	11,219,811

Health Care Equipment & Supplies—0.9%
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	7,060,000	7,713,050

Health Care Providers & Services—3.8%
American Renal Holdings, Inc. 8.375%, due 05/15/18(144A) (a)	780,000	807,300
Gentiva Health Services, Inc. 11.500%, due 09/01/18(144A) (a)	1,520,000	1,630,200
HCA, Inc. 8.500%, due 04/15/19	3,970,000	4,446,400
7.250%, due 09/15/20	5,575,000	5,993,125
inVentiv Health, Inc. 10.000%, due 08/15/18(144A) (a)	2,000,000	1,992,500
Novasep Holding SAS 9.625%, due 12/15/16(144A) (a) (j)	1,843,000	1,942,522
Omnicare, Inc. 6.875%, due 12/15/15	1,865,000	1,892,975
7.750%, due 06/01/20	400,000	411,000
Tenet Healthcare Corp. 9.000%, due 05/01/15	2,818,000	3,078,665
10.000%, due 05/01/18	4,928,000	5,654,880
8.875%, due 07/01/19	4,817,000	5,340,849

		33,190,416

Health Care Technology—0.9%
IMS Health, Inc. 12.500%, due 03/01/18(144A) (a)	6,555,000	7,636,575

Hotels, Restaurants & Leisure—1.7%
Diamond Resorts Corp. 12.000%, due 08/15/18(144A) (a)	3,740,000	3,693,250
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.250%, due 06/15/15(144A) (a) (e)	1,425,000	7,339
Harrah’s Operating Co., Inc. 10.000%, due 12/15/18	2,580,000	2,073,675
Marina District Finance Co., Inc. 9.875%, due 08/15/18(144A) (a) (d)	1,100,000	1,067,000
MGM Resorts International 13.000%, due 11/15/13	1,605,000	1,893,900
10.375%, due 05/15/14	3,540,000	3,955,950
Scientific Games Corp. 8.125%, due 09/15/18(144A) (a)	575,000	595,125
Scientific Games International, Inc. 9.250%, due 06/15/19	55,000	58,712
Virgin River Casino Corp. 9.000%, due 01/15/12 (e)	1,800,000	821,250
Waterford Gaming LLC 8.625%, due 09/15/14(144A) (a)	750,000	341,250

		14,507,451

Security Description	Par Amount	Value

Household Durables—2.5%
Beazer Homes USA, Inc. 8.125%, due 06/15/16	$890,000	$825,475
12.000%, due 10/15/17	3,400,000	3,927,000
9.125%, due 06/15/18	5,160,000	4,850,400
Catalina Marketing Corp. 10.500%, due 10/01/15(144A) (a) (b)	1,030,000	1,107,250
Jarden Corp. 8.000%, due 05/01/16	1,735,000	1,856,450
Pulte Homes, Inc. 6.375%, due 05/15/33	180,000	144,900
Ryland Group, Inc. (The) 6.625%, due 05/01/20	2,580,000	2,509,050
Standard Pacific Corp. 7.000%, due 08/15/15	385,000	370,562
6.250%, due 04/01/14 (d)	270,000	261,563
10.750%, due 09/15/16	3,340,000	3,657,300
8.375%, due 05/15/18	2,025,000	2,035,125

		21,545,075

Independent Power Producers & Energy Traders—1.0%
AES Corp. 8.750%, due 05/15/13(144A) (a) (d)	786,000	799,755
NRG Energy, Inc. 7.250%, due 02/01/14	2,255,000	2,319,831
7.375%, due 02/01/16-01/15/17	1,595,000	1,641,225
8.500%, due 06/15/19	3,560,000	3,769,150

		8,529,961

Industrial—Diversified—0.6%
Harland Clarke Holdings Corp.
6.000%, due 05/15/15 (f)	50,000	42,250
9.500%, due 05/15/15 (d)	60,000	57,150
Ply Gem Industries, Inc. 11.750%, due 06/15/13	4,410,000	4,740,750

		4,840,150

Insurance—0.2%
American General Institutional Capital, Series A 7.570%, due 12/01/45(144A) (a)	1,760,000	1,663,200
USI Holdings Corp. 4.251%, due 11/15/14(144A) (a) (f)	80,000	68,500

		1,731,700

Internet Software & Services—0.2%
Impress Holdings B.V. 3.651%, due 09/15/13(144A) (a) (f)	1,980,000	1,960,200

Life Sciences Tools & Services—0.2%
Patheon, Inc. 8.625%, due 04/15/17(144A) (a)	1,620,000	1,672,650

Machinery—1.3%
Navistar International Corp. 8.250%, due 11/01/21	2,500,000	2,681,250
Oshkosh Corp. 8.250%, due 03/01/17	3,085,000	3,331,800

MIST-21

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Machinery—(Continued)
Thermon Industries, Inc. 9.500%, due 05/01/17 (144A) (a)	$1,595,000	$1,658,800
Titan International, Inc. 8.000%, due 01/15/12 (d)	1,790,000	1,933,200
7.875%, due 10/01/17 (144A) (a)	1,290,000	1,310,156

		10,915,206

Media—8.7%
Affinion Group, Inc. 10.125%, due 10/15/13	10,227,000	10,556,865
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	2,229,537	2,658,723
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, due 04/30/18 (144A) (a)	1,310,000	1,365,675
8.125%, due 04/30/20 (144A) (a)	1,310,000	1,395,150
Clear Channel Communications, Inc. 11.000%, due 08/01/16 (b) (d)	12,769	9,800
Clear Channel Worldwide Holdings, Inc. Series A 9.250%, due 12/15/17	2,224,000	2,368,560
Series B 9.250%, due 12/15/17	11,833,000	12,690,892
CMP Susquehanna Corp. 9.875%, due 05/15/14	122,000	2,440
EchoStar DBS Corp. 6.625%, due 10/01/14	1,175,000	1,230,813
7.000%, due 10/01/13	1,525,000	1,626,031
Gannett Co., Inc. 10.000%, due 04/01/16 (144A) (a)	1,350,000	1,532,250
9.375%, due 11/15/17 (144A) (a) (d)	660,000	724,350
Gray Television, Inc. 10.500%, due 06/29/15 (d)	3,100,000	3,111,625
Interactive Data Corp. 10.250%, due 08/01/18 (144A) (a)	3,140,000	3,375,500
McClatchy Co. (The) 11.500%, due 02/15/17	2,015,000	2,153,531
Newsday, Inc. 9.750%, due 08/01/13	3,140,000	3,353,928
Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14	1,200,000	1,368,000
10.000%, due 08/01/14	3,170,000	3,348,312
11.500%, due 05/01/16	2,465,000	2,810,100
0.000%/12.500%, due 08/01/16 (c)	150,000	150,938
7.750%, due 10/15/18 (144A) (a)	2,200,000	2,183,874
ProQuest LLC 9.000%, due 10/15/18 (144A) (a)	1,585,000	1,616,700
Rainbow National Services LLC 10.375%, due 09/01/14 (144A) (a)	1,978,000	2,067,010
8.750%, due 09/01/12 (144A) (a)	1,610,000	1,624,088
Regal Entertainment Group 9.125%, due 08/15/18	1,050,000	1,106,438
Unitymedia GmbH 9.625%, due 12/01/19 (144A) (a) (j)	456,000	672,874
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.125%, due 12/01/17 (144A) (a) (j)	452,000	646,558
UPC Germany GmbH 8.125%, due 12/01/17 (144A) (a)	2,120,000	2,256,493
8.125%, due 12/01/17 (144A) (a) (j)	1,146,000	1,642,333
9.625%, due 12/01/19 (144A) (a) (j)	1,505,000	2,220,778

Security Description	Par Amount	Value

Media—(Continued)
UPC Holding B.V. 9.875%, due 04/15/18 (144A) (a)	$1,900,000	$2,010,854
Ziggo Bond Co. B.V. 8.000%, due 05/15/18 (144A) (a) (j)	1,086,000	1,556,864

		75,438,347

Metals & Mining—2.3%
AK Steel Corp. 7.625%, due 05/15/20 (d)	405,000	412,088
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
12.125%, due 08/01/17	1,245,000	1,445,756
10.750%, due 02/01/18	410,000	456,125
FMG Finance Property, Ltd.
10.000%, due 09/01/13 (144A) (a)	835,000	926,850
10.625%, due 09/01/16 (144A) (a)	2,120,000	2,620,850
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	950,000	977,312
New World Resources NV 7.375%, due 05/15/15 (j)	456,000	623,261
7.875%, due 05/01/18 (144A) (a) (j)	507,000	722,360
7.875%, due 05/01/18 (j)	382,000	539,222
Novelis, Inc. 11.500%, due 02/15/15 (d)	1,850,000	2,122,875
Ryerson, Inc. 7.841%, due 11/01/14 (f)	660,000	617,925
12.000%, due 11/01/15	670,000	693,450
Steel Dynamics, Inc. 7.375%, due 11/01/12	3,615,000	3,881,606
United States Steel Corp. 7.375%, due 04/01/20	2,030,000	2,126,425
Vedanta Resources Plc 9.500%, due 07/18/18 (144A) (a) (d)	1,460,000	1,584,100

		19,750,205

Multiline Retail—1.3%
Dollar General Corp. 11.875%, due 07/15/17 (b)	9,813,000	11,530,275

Oil, Gas & Consumable Fuels—11.4%
Arch Coal, Inc. 7.250%, due 10/01/20	2,690,000	2,854,762
Arch Western Financial LLC 6.750%, due 07/01/13	1,099,000	1,116,859
Berry Petroleum Co. 8.250%, due 11/01/16	205,000	211,150
Bill Barrett Corp. 9.875%, due 07/15/16	230,000	252,425
Chesapeake Energy Corp. 6.500%, due 08/15/17	890,000	927,825
6.625%, due 08/15/20	7,385,000	7,754,250
6.875%, due 11/15/20 (d)	400,000	426,000
Cimarex Energy Co. 7.125%, due 05/01/17	1,610,000	1,698,550
Coffeyville Resources LLC/Coffeyville Finance, Inc.
9.000%, due 04/01/15 (144A) (a)	1,215,000	1,287,900
Connacher Oil and Gas, Ltd. 11.750%, due 07/15/14 (144A) (a) (d)	465,000	507,431
10.250%, due 12/15/15 (144A) (a)	3,265,000	3,330,300

MIST-22

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A) (a)	$7,085,000	$7,775,787
Continental Resources, Inc. 7.125%, due 04/01/21 (144A) (a)	1,175,000	1,215,391
Crosstex Energy LP/ Crosstex Energy Finance Corp.
8.875%, due 02/15/18	1,120,000	1,178,800
Denbury Resources, Inc. 7.500%, due 12/15/15	545,000	568,163
9.750%, due 03/01/16	3,550,000	4,002,625
8.250%, due 02/15/20	1,911,000	2,094,934
El Paso Corp. 8.250%, due 02/15/16	2,460,000	2,749,050
6.700%, due 02/15/27	62,930	53,964
Energy Transfer Equity L.P. 7.500%, due 10/15/20	2,160,000	2,284,200
EXCO Resources, Inc. 7.500%, due 09/15/18	1,755,000	1,741,838
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (a)	4,620,000	4,423,650
Forest Oil Corp. 8.500%, due 02/15/14	1,090,000	1,196,275
Harvest Operations Corp. 6.875%, due 10/01/17 (144A) (a)	355,000	364,763
Hilcorp Energy I LP/Hilcorp Finance Co. 8.000%, due 02/15/20 (144A) (a)	2,065,000	2,132,112
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (a)	5,170,000	5,480,200
7.750%, due 02/01/21 (144A) (a)	1,890,000	1,915,987
Massey Energy Co. 6.875%, due 12/15/13	535,000	551,050
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18 (144A) (a)	4,265,000	4,584,875
OPTI Canada, Inc. 9.000%, due 12/15/12 (144A) (a)	5,770,000	5,870,975
9.750%, due 08/15/13 (144A) (a)	2,850,000	2,907,000
Patriot Coal Corp. 8.250%, due 04/30/18	2,060,000	2,065,150
Peabody Energy Corp. 7.375%, due 11/01/16	1,650,000	1,806,750
6.500%, due 09/15/20	2,955,000	3,195,094
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.250%, due 04/15/18	1,475,000	1,535,844
Petrohawk Energy Corp. 10.500%, due 08/01/14	1,155,000	1,313,813
7.875%, due 06/01/15	3,120,000	3,283,800
7.250%, due 08/15/18 (144A) (a)	1,560,000	1,599,000
Range Resources Corp. 6.375%, due 03/15/15	200,000	205,500
7.500%, due 05/15/16	75,000	78,750
8.000%, due 05/15/19	3,670,000	4,027,825
6.750%, due 08/01/20	915,000	956,175
Swift Energy Co. 7.125%, due 06/01/17	825,000	820,875
Teekay Corp. 8.500%, due 01/15/20	1,780,000	1,946,875
Trafigura Beheer B.V. 6.375%, due 04/08/15 (j)	735,000	934,636

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Whiting Petroleum Corp. 6.500%, due 10/01/18	$1,585,000	$1,624,625

		98,853,803

Paper & Forest Products—2.3%
Boise Cascade LLC 7.125%, due 10/15/14	463,000	446,795
Boise Paper Holdings LLC/Boise Co.-Issuer Co. 8.000%, due 04/01/20	430,000	447,200
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17	895,000	964,363
Clearwater Paper Corp. 10.625%, due 06/15/16	1,040,000	1,175,200
Georgia-Pacific LLC 7.700%, due 06/15/15	380,000	422,750
8.250%, due 05/01/16 (144A) (a)	4,330,000	4,833,362
Graham Packaging Co. LP/GPC Capital Corp. I 8.250%, due 10/01/18 (144A) (a)	805,000	821,100
NewPage Corp. 11.375%, due 12/31/14	7,550,000	6,870,500
P.H. Glatfelter Co. 7.125%, due 05/01/16	575,000	590,094
Verso Paper Holdings LLC 11.500%, due 07/01/14	2,775,000	3,052,500
4.216%, due 08/01/14 (f)	290,000	259,550

		19,883,414

Pharmaceuticals—1.0%
Angiotech Pharmaceuticals, Inc. 4.047%, due 12/01/13 (f)	2,655,000	2,289,937
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	3,335,000	3,418,375
Valeant Pharmaceuticals International 6.750%, due 10/01/17 (144A) (a)	1,205,000	1,232,113
7.000%, due 10/01/20 (144A) (a)	1,540,000	1,578,500

		8,518,925

Professional Services—0.3%
FTI Consulting, Inc. 6.750%, due 10/01/20 (144A) (a)	2,805,000	2,847,075

Real Estate—0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
0.000%/11.000% , due 06/30/15 (144A) (a) (c)	119,600	60,398

Real Estate Investment Trusts (REITs)—0.0%
BMS Holdings, Inc. 8.594%, due 02/15/12 (144A) (a) (b) (f)	757,859	17,052

Road & Rail—0.1%
Marsico Parent Co. LLC 10.625%, due 01/15/16 (144A) (a)	1,287,000	521,235
Marsico Parent Holdco LLC 12.500%, due 07/15/16 (144A) (a) (b)	357,448	42,000
Marsico Parent Superholdco LLC 14.500%, due 01/15/18 (144A) (a) (b)	383,736	37,414

		600,649

MIST-23

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Semiconductors & Semiconductor Equipment—0.2%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (d)	$985,000	$1,044,100
7.750%, due 08/01/20 (144A) (a)	860,000	892,250

		1,936,350

Specialty Retail—0.6%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17	880,000	862,400
DFS Furniture Holdings Plc 9.750%, due 07/15/17 (144A) (a) (k)	640,000	951,290
Sonic Automotive, Inc. 9.000%, due 03/15/18	1,010,000	1,052,925
Toys R US - Delaware, Inc. 7.375%, due 09/01/16 (144A) (a) (d)	1,100,000	1,138,500
United Auto Group, Inc. 7.750%, due 12/15/16	1,395,000	1,368,844

		5,373,959

Textiles, Apparel & Luxury Goods—0.4%
Phillips-Van Heusen Corp. 7.375%, due 05/15/20	1,375,000	1,455,781
7.750%, due 11/15/23	1,510,000	1,676,814

		3,132,595

Tobacco—0.2%
Vector Group, Ltd. 11.000%, due 08/15/15	1,330,000	1,374,888

Trading Companies & Distributors—0.0%
Russel Metals, Inc. 6.375%, due 03/01/14	230,000	228,275

Transportation—1.0%
Inaer Aviation Finance, Ltd. 9.500%, due 08/01/17 (144A) (a) (j)	1,420,000	1,912,081
syncreon Global Ireland, Ltd./syncreon Global Finance US, Inc.
9.500%, due 05/01/18 (144A) (a)	2,270,000	2,245,364
Travelport LLC 9.875%, due 09/01/14	2,010,000	2,077,838
9.000%, due 03/01/16 (144A) (a)	390,000	388,050
11.875%, due 09/01/16 (d)	1,870,000	2,010,250

		8,633,583

Wireless Telecommunication Services—4.3%
Cricket Communications, Inc. 10.000%, due 07/15/15 (d)	4,160,000	4,513,600
7.750%, due 05/15/16	3,640,000	3,881,150
Crown Castle International Corp. 9.000%, due 01/15/15	700,000	775,250
7.125%, due 11/01/19	2,570,000	2,749,900
FiberTower Corp. 9.000%, due 01/01/16	334,597	296,327
9.000%, due 01/01/16 (144A) (a)	83,037	72,450
Intelsat Corp. 9.250%, due 06/15/16	2,170,000	2,324,613
Intelsat Jackson Holdings S.A. 7.250%, due 10/15/20 (144A) (a)	2,105,000	2,126,050

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
iPCS, Inc. 2.591%, due 05/01/13 (f)	$4,881,000	$4,661,355
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (d)	5,600,000	5,894,000
9.250%, due 11/01/14	1,250,000	1,315,625
7.875%, due 09/01/18 (d)	1,650,000	1,707,750
Nextel Communications, Inc. 6.875%, due 10/31/13	3,880,000	3,923,650
7.375%, due 08/01/15	1,095,000	1,105,950
Series F 5.950%, due 03/15/14	660,000	660,000
SBA Telecommunications, Inc. 8.000%, due 08/15/16	1,200,000	1,296,000

		37,303,670

Total Domestic Bonds & Debt Securities (Cost $688,860,852)		716,916,424

Convertible Bonds—2.3%

Capital Markets—0.0%
E*Trade Financial Corp., Series A 0.000%, due 08/31/19 (144A) (a) (g)	76,000	106,875
0.000%, due 08/31/19 (g)	11,000	15,559

		122,434

Health Care Equipment & Supplies—0.3%
Hologic, Inc. 2.000%/0.000% , due 12/15/37 (h)	3,175,000	2,952,750

Machinery—0.8%
Accuride Corp., Series AI 7.500%, due 02/26/20 (b) (d)	12,370	30,048
Navistar International Corp. 3.000%, due 10/15/14	5,590,000	6,326,203
Titan International, Inc. 5.625%, due 01/15/17 (144A) (a)	650,000	975,812

		7,332,063

Marine—0.5%
Horizon Lines, Inc. 4.250%, due 08/15/12	5,035,000	4,607,025

Media—0.2%
Liberty Global, Inc. 4.500%, due 11/15/16(144A) (a)	1,180,000	1,594,127

Metals & Mining—0.3%
Goldcorp, Inc. 2.000%, due 08/01/14	1,865,000	2,277,631

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 2.250%, due 12/15/38	1,250,000	967,188

MIST-24

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Semiconductors & Semiconductor Equipment—0.1%
Linear Technology Corp., Series A 3.000%, due 05/01/27	$410,000	$419,274

Total Convertible Bonds (Cost $18,880,840)		20,272,492

Loan Participation—6.9%

Aerospace and Defense—0.2%
AWAS Aviation 7.750%, due 06/10/16 (f)	1,750,000	1,785,000

Auto Components—0.2%
Delphi Holdings LLP
1.000%, due 10/06/14	1,004,326	955,782
1.000%, due 10/06/14 (f)	572,079	544,428

		1,500,210

Automotive—0.9%
Allison Transmission, Inc. 3.020%, due 08/07/14 (f)	4,441,129	4,178,569
Ford Motor Co.
3.028%, due 12/16/13 (f)	314,290	306,627
3.030%, due 12/16/13 (f)	3,510,245	3,443,516

		7,928,712

Buildings and Real Estate—0.7%
Ainsworth Lumber Co., Ltd. 5.313%, due 06/26/14 (f)	1,000,000	951,250
Realogy Corp. 3.258%, due 10/10/13 (f)	589,390	526,664
3.302%, due 10/10/13 (f)	80,393	71,837
13.500%, due 10/15/17	4,250,000	4,550,177

		6,099,928

Electric Utilities—0.2%
Texas Competitive Electric Holdings Co. LLC
3.758%, due 10/10/14 (f)	322,538	251,292
3.851%, due 10/10/14 (f)	2,129,177	1,653,189

		1,904,481

Finance—1.3%
Abbot Turbo Mezzanine Bridge 14.500%, due 03/15/18	3,271,401	2,126,411
AGFS Funding Co. 7.250%, due 04/21/15	6,500,000	6,545,597
First Data Corp. 3.006%, due 09/24/14 (f)	3,055,262	2,693,185

		11,365,193

Health Care-Providers & Services—0.3%
Harden Healthcare LLC
7.750%, due 03/02/15 (f)	2,145,000	2,102,100
8.500%, due 03/02/15	772,909	757,451

		2,859,551

Security Description	Par Amount	Value

Healthcare, Education and Childcare—0.2%
HCA, Inc. 1.789%, due 11/16/12 (f)	$1,514,924	$1,465,234

Hotels, Restaurants & Leisure—0.5%
Enterprise Inns 6.500%, due 12/06/18 (k)	1,264,000	1,691,223
Volume Services America, Inc. 10.500%, due 09/16/16 (f)	3,000,000	2,955,000

		4,646,223

Leisure Equipment & Products—0.1%
Travelport Holdings, Ltd. 8.369%, due 03/27/12 (f)	627,271	589,635

Media—0.4%
Education Media, Inc. 7.660%, due 06/10/14 (f)	1,211,611	1,118,220
Hema Holding B.V. 9.120%, due 07/05/17 (f) (j)	1,571,286	2,088,868

		3,207,088

Paper & Forest Products—0.3%
Verso Paper Holdings LLC 6.790%, due 02/01/13 (f)	2,652,293	2,194,773

Retail-Multiline—0.3%
Claires Stores, Inc. 3.074%, due 05/29/14 (f)	382,133	333,857
Neiman Marcus Group, Inc. 2.294%, due 04/05/13 (f)	141,329	137,160
New Development Holdings, Inc. 7.000%, due 07/03/17 (f)	2,294,250	2,333,172

		2,804,189

Road & Rail—0.0%
Marsico Parent Co. 5.434%, due 12/14/14 (f)	376,127	284,916

Telecommunications—1.2%
Hawaiian Telecom 4.750%, due 06/01/14	1,089,772	773,738
Vodafone Intermediate Holding Co. 6.875%, due 08/11/15 (f)	3,750,000	3,768,750
Wind Acquisition Holdings Finance 7.867%, due 11/26/14 (f) (j)	4,428,448	6,057,261

		10,599,749

Utilities—0.1%
Dynegy Holdings, Inc. 4.010%, due 04/02/13 (f)	404,206	400,388

Total Loan Participation (Cost $57,026,348)		59,635,270

MIST-25

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—1.2%

Security Description	Shares	Value

Building Products—0.1%
Ainsworth Lumber Co., Ltd.* (d)	9,394	$22,631
Ainsworth Lumber Co., Ltd.* (a)	10,657	0
Masonite Worldwide Holdings*	17,771	657,527
Nortek, Inc.*	1,670	65,213

		745,371

Capital Markets—0.1%
E*Trade Financial Corp.* (d)	76,199	1,107,934

Chemicals—0.2%
LyondellBasell Industries N.V. - Class A*	17,160	410,124
LyondellBasell Industries N.V. - Class B*	52,065	1,241,750
Zemex Minerals Group, Inc.	87	0

		1,651,874

Diversified Telecommunication Services—0.0%
Viatel Holding Bermuda, Ltd.*	4	1

Health Care Equipment & Supplies—0.1%
Beckman Coulter, Inc.	13,500	658,665

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurants Holdings, Inc.* (d)	114	1

Household Durables—0.1%
Beazer Homes USA, Inc.* (d)	175,407	724,431

Machinery—0.1%
Accuride Corp.*	118,073	129,880
Navistar International Corp.* (d)	22,275	972,081
Stanley-Martin Communities LLC*	450	189,450

		1,291,411

Media—0.2%
Cebridge Connections Holdings*	7,460	67,140
Charter Communications, Inc. - Class A*	49,384	1,604,980
Education Media & Publishing Group, Ltd.*(144A) (a)	123,307	616,535

		2,288,655

Road & Rail—0.1%
Dollar Thrifty Automotive Group*	25,300	1,268,542

Software—0.1%
TiVo, Inc.* (d)	73,625	667,043

Wireless Telecommunication Services—0.1%
FiberTower Corp.*	109,071	462,461

Total Common Stocks (Cost $13,376,819)		10,866,389

Preferred Stocks—2.8%

Auto Components—0.1%
Dana Holding Corp., Series B (144A) (a)	10,800	1,178,550

Security Description	Shares	Value

Consumer Finance—1.0%
Ally Financial, Inc., Series G (144A) (a)	9,214	$8,294,616

Diversified Financial Services—1.7%
Delphi - Class B	966	14,398,153

Media—0.0%
CMP Susquehanna Radio Holdings Corp. (144A)* (a)	28,451	0

Road & Rail—0.0%
Marsico Parent Superholdco LLC (144A)* (a)	25	0

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp., Series Z*	201,964	86,845
Federal National Mortgage Association, Series 0*	70,000	55,300

		142,145

Total Preferred Stocks (Cost $15,528,831)		24,013,464

Convertible Preferred Stocks—0.6%

Diversified Financial Services—0.5%
Citigroup, Inc. 7.500%, due 12/15/12	35,200	4,171,552

Household Durables—0.1%
Beazer Homes USA, Inc. 7.500%, due 01/15/13	31,387	712,093

Total Convertible Preferred Stocks (Cost $5,070,776)		4,883,645

Warrants—0.0%

Communications Equipment—0.0%
Turbo Cayman, Ltd., expires 12/31/09*	1	0

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurant Holdings, expires 04/28/14*	50	0
HMH Holdings*	26,513	0

		0

Media—0.0%
Advanstar Holdings Corp., expires 10/15/11*	75	1
Charter Communications, Inc., expires 11/30/14*	281	1,264
MDP Acquisitions Plc, expires 10/01/13* (144A) (a)	100	4,669

		5,934

Paper & Forest Products—0.0%
Neenah Enterprises, Inc., expires 10/07/13*	6,130	0

MIST-26

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Warrants—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.0%
CNB Capital Trust I, expires 03/23/19*	32,513	$0

Total Warrants (Cost $988)		5,934

Short-Term Investments—5.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—3.0%
State Street Navigator Securities Lending Prime Portfolio (i)	26,192,334	26,192,334

Repurchase Agreement—2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $19,734,005 on 10/01/10 collateralized by $19,690,000 Federal Home Loan Bank at 4.375% due 10/22/10 with a value of $20,133,025.	$19,734,000	19,734,000

Total Short-Term Investments (Cost $45,926,334)		45,926,334

Total Investments—101.6% (Cost $844,671,788#)		882,519,952
Other assets and liabilities (net)—(1.6)%		(13,533,654)

Net Assets—100.0%		$868,986,298

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $844,671,788. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $56,086,677 and $18,238,513, respectively, resulting in a net unrealized appreciation of $37,848,164.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $267,569,652, which is 30.8% of net assets.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $25,684,781 and the collateral received consisted of cash in the amount of $26,192,334. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(g)	Zero coupon bond - Interest rate represents current yield to maturity.
(h)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(i)	Represents investment of collateral received from securities lending transactions.
(j)	Par shown in Euro Currency. Value is shown in USD.
(k)	Par shown in Pound Sterling. Value is shown in USD.

Credit Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
A	0.3
BBB	3.5
BB	33.0
B	47.4
CCC	9.2
CC	0.1
C	0.3
Not Rated	6.2

MIST-27

Met Investors Series Trust

BlackRock High Yield Portfolio

The futures contracts outstanding as of September 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts-Short*	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2010	Unrealized Depreciation
S&P 500 Index Futures	12/16/2010	(49)	$(13,668,361)	$(13,924,575)	$(256,214)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/17/2010	Citibank	2,700,000	EUR	$3,670,818	$3,520,238	$150,580

						$150,580

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/17/2010	Citibank	34,326,000	EUR	$46,668,339	$43,654,091	$(3,014,248)
10/20/2010	Citibank	2,602,000	GBP	4,092,218	3,972,005	(120,213)
10/20/2010	Deutsche Bank Securities, Inc.	640,000	GBP	1,006,541	976,816	(29,725)
10/20/2010	Royal Bank of Scotland Plc	222,000	GBP	349,144	342,197	(6,947)
10/20/2010	UBS Securities LLC	325,000	GBP	511,134	497,879	(13,255)

						$(3,184,388)

EUR—	Euro
GBP—	Great Britain Pound

MIST-28

Met Investors Series Trust

BlackRock High Yield Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$12,302,491	$4,790,000	$17,092,491
Airlines	—	9,831,514	—	9,831,514
Auto Components	—	8,554,249	—	8,554,249
Automobiles	—	3,349,181	—	3,349,181
Beverages	—	882,913	—	882,913
Biotechnology	—	1,465,969	—	1,465,969
Building Products	—	7,021,885	—	7,021,885
Capital Markets	—	1,258,455	—	1,258,455
Chemicals	—	32,709,831	—	32,709,831
Commercial & Professional Services	—	9,806,103	—	9,806,103
Commercial Banks	—	28,183,525	—	28,183,525
Computers & Peripherals	—	1,128,875	—	1,128,875
Construction & Engineering	—	2,245,400	—	2,245,400
Consumer Finance	—	32,191,178	—	32,191,178
Containers & Packaging	—	30,850,376	—	30,850,376
Diversified Consumer Services	—	192,156	—	192,156
Diversified Financial Services	—	31,690,918	—	31,690,918
Diversified Telecommunication Services	—	38,646,546	—	38,646,546
Electric Utilities	—	12,891,014	—	12,891,014
Electrical Equipment	—	5,403,587	—	5,403,587
Electronic Equipment, Instruments & Components	—	78,750	—	78,750
Energy Equipment & Services	—	11,692,231	—	11,692,231
Food & Staples Retailing	—	4,851,369	—	4,851,369
Food Products	—	3,952,200	—	3,952,200
Gas Utilities	—	11,219,811	—	11,219,811
Health Care Equipment & Supplies	—	7,713,050	—	7,713,050
Health Care Providers & Services	—	33,190,416	—	33,190,416
Health Care Technology	—	7,636,575	—	7,636,575
Hotels, Restaurants & Leisure	—	14,507,451	—	14,507,451
Household Durables	—	21,545,075	—	21,545,075
Independent Power Producers & Energy Traders	—	8,529,961	—	8,529,961
Industrial - Diversified	—	4,840,150	—	4,840,150
Insurance	—	1,731,700	—	1,731,700
Internet Software & Services	—	1,960,200	—	1,960,200
Life Sciences Tools & Services	—	1,672,650	—	1,672,650
Machinery	—	10,915,206	—	10,915,206
Media	—	75,435,907	2,440	75,438,347
Metals & Mining	—	19,750,205	—	19,750,205
Multiline Retail	—	11,530,275	—	11,530,275
Oil, Gas & Consumable Fuels	—	98,853,803	—	98,853,803
Paper & Forest Products	—	19,883,414	—	19,883,414
Pharmaceuticals	—	8,518,925	—	8,518,925
Professional Services	—	2,847,075	—	2,847,075
Real Estate	—	60,398	—	60,398

MIST-29

Met Investors Series Trust

BlackRock High Yield Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts (REITs)	$—	$17,052	$—	$17,052
Road & Rail	—	600,649	—	600,649
Semiconductors & Semiconductor Equipment	—	1,936,350	—	1,936,350
Specialty Retail	—	5,373,959	—	5,373,959
Textiles, Apparel & Luxury Goods	—	3,132,595	—	3,132,595
Tobacco	—	1,374,888	—	1,374,888
Trading Companies & Distributors	—	228,275	—	228,275
Transportation	—	8,633,583	—	8,633,583
Wireless Telecommunication Services	—	37,303,670	—	37,303,670

Total Domestic Bonds & Debt Securities	—	712,123,984	4,792,440	716,916,424

Total Convertible Bonds	—	20,272,492	—	20,272,492

Loan Participation
Aerospace and Defense	—	1,785,000	—	1,785,000
Auto components	—	1,500,210	—	1,500,210
Automotive	—	7,928,712	—	7,928,712
Buildings and Real Estate	—	6,099,928	—	6,099,928
Electric Utilities	—	1,904,481	—	1,904,481
Finance	—	11,365,193	—	11,365,193
Health Care-Providers & Services	—	—	2,859,551	2,859,551
Healthcare, Education and Childcare	—	1,465,234	—	1,465,234
Hotels, Restaurants & Leisure	—	4,646,223	—	4,646,223
Leisure Equipment & Products	—	589,635	—	589,635
Media	—	3,207,088	—	3,207,088
Paper & Forest Products	—	2,194,773	—	2,194,773
Retail-Multiline	—	2,804,189	—	2,804,189
Road & Rail	—	284,916	—	284,916
Telecommunications	—	10,599,749	—	10,599,749
Utilities	—	400,388	—	400,388

Total Loan Participation	—	56,775,719	2,859,551	59,635,270

Common Stocks
Building Products	745,371	—	—	745,371
Capital Markets	1,107,934	—	—	1,107,934
Chemicals	1,651,874	—	—	1,651,874
Diversified Telecommunication Services	1	—	—	1
Health Care Equipment & Supplies	658,665	—	—	658,665
Hotels, Restaurants & Leisure	—	—	1	1
Household Durables	724,431	—	—	724,431
Machinery	972,081	—	319,330	1,291,411
Media	1,604,980	—	683,675	2,288,655
Road & Rail	1,268,542	—	—	1,268,542
Software	667,043	—	—	667,043
Wireless Telecommunication Services	462,461	—	—	462,461

Total Common Stocks	9,863,383	—	1,003,006	10,866,389

Preferred Stocks
Auto Components	—	1,178,550	—	1,178,550
Consumer Finance	8,294,616	—	—	8,294,616
Diversified Financial Services	14,398,153	—	—	14,398,153
Media	—	—	—	—
Road & Rail	—	—	—	—
Thrifts & Mortgage Finance	142,145	—	—	142,145

Total Preferred Stocks	22,834,914	1,178,550	—	24,013,464

Convertible Preferred Stocks
Diversified Financial Services	4,171,552	—	—	4,171,552
Household Durables	—	712,093	—	712,093

Total Convertible Preferred Stocks	4,171,552	712,093	—	4,883,645

MIST-30

Met Investors Series Trust

BlackRock High Yield Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Warrants
Communications Equipment	$–	$–	$–	$–
Hotels, Restaurants & Leisure	–	–	–	–
Media	1,264	1	4,669	5,934
Paper & Forest Products	–	–	–	–
Thrifts & Mortgage Finance	–	–	–	–
Total Warrants	1,264	1	4,669	5,934

Short-Term Investments
Mutual Funds	26,192,334	–	–	26,192,334
Repurchase Agreement	–	19,734,000	–	19,734,000
Total Short-Term Investments	26,192,334	19,734,000	–	45,926,334

Total Investments	63,063,447	810,796,839	8,659,666	882,519,952

Forward Contracts**
Forward Contracts to Buy (Appreciation)	–	150,580	–	150,580
Forward Contracts to Sell (Depreciation)	–	(3,184,388)	–	(3,184,388)
Total Forward Contracts	–	(3,033,808)	–	(3,033,808)

Futures Contracts**
Futures Contracts Short (Depreciation)	(256,214)	–	–	(256,214)
Total Futures Contracts	$(256,214)	$(256,214)	$–	$(256,214)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers In to Level 3	Net Transfers Out of Level 3	Balance as of September 30, 2010
Domestic Bonds & Debt
Aerospace & Defense	$–	$–	$–	$–	$4,790,000	$–	$–	$–	$4,790,000
Auto Components	$165,937	$1,227	$–	$(4,545)	$–	$–	$–	$(162,619)	$–
Diversified Financial Services	539,000	12,366	75,248	9,599	–	(636,213)	–	–	–
Media	2,440	6,935	–	(6,935)	–	–	–	–	2,440
Wireless Telecommunication Services	259,504	4,373	–	22,233	10,217	–	–	(296,327)	–
Loan Participation
Health Care-Providers & Services	–	–	1,604	(1,080)	2,941,118	(82,091)	–	–	2,859,551
Media	1,452,999	–	–	586,519	49,350	–	–	(2,088,868)	–
Common Stock
Hotels, Restaurants & Leisure	1	–	–	–	–	–	–	–	1
Machinery	236,000	–	7,075	(20,846)	333,101	(236,000)	–	–	319,330
Media	67,140	–	–	(1,863,685)	2,480,220	–	–	–	683,675
Warrants
Communications Equipment	–	–	(142,521)	142,521	–	–	–	–	–
Media	–	–	–	16	–	–	4,653	–	4,669

Total	$2,723,021	$24,901	$(58,594)	$(1,136,203)	$10,604,006	$(954,304)	$4,653	$(2,547,814)	$8,659,666

MIST-31

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Honeywell International, Inc.	297,000	$13,050,180
L-3 Communications Holdings, Inc.	68,900	4,979,403
Raytheon Co.	244,000	11,153,240

		29,182,823

Airlines—0.5%
Southwest Airlines Co.	340,000	4,443,800
United Continental Holdings, Inc.*	50,000	1,181,500

		5,625,300

Automobiles—2.2%
Ford Motor Co.* (a)	989,000	12,105,360
Harley-Davidson, Inc.	380,000	10,807,200

		22,912,560

Beverages—0.5%
Dr Pepper Snapple Group, Inc.	140,000	4,972,800

Biotechnology—1.4%
Amgen, Inc.*	270,000	14,879,700

Chemicals—1.4%
Cytec Industries, Inc.	60,000	3,382,800
Lubrizol Corp. (The)	70,000	7,417,900
Nalco Holding Co.	50,000	1,260,500
Valspar Corp. (The) (a)	60,000	1,911,000

		13,972,200

Commercial & Professional Services—0.7%
Avery Dennison Corp.	190,000	7,052,800

Commercial Banks—2.3%
Fifth Third Bancorp	910,000	10,947,300
Regions Financial Corp.	1,590,000	11,559,300
Wells Fargo & Co.	39,000	980,070

		23,486,670

Communications Equipment—2.2%
Cisco Systems, Inc.*	25,000	547,500
Motorola, Inc.*	1,390,000	11,856,700
Tellabs, Inc.	1,400,000	10,430,000

		22,834,200

Computers & Peripherals—5.6%
Apple, Inc.*	41,000	11,633,750
Dell, Inc.*	965,000	12,506,400
SanDisk Corp.*	310,000	11,361,500
Seagate Technology Plc*	960,000	11,308,800
Western Digital Corp.*	390,000	11,072,100

		57,882,550

Construction & Engineering—1.1%
Chicago Bridge & Iron Co. N.V.*	110,000	2,689,500
Shaw Group, Inc. (The)*	243,000	8,155,080

		10,844,580

Security Description	Shares	Value

Consumer Finance—1.1%
Capital One Financial Corp.	290,000	$11,469,500

Containers & Packaging—1.0%
Crown Holdings, Inc.*	351,000	10,059,660

Diversified Consumer Services—1.5%
Career Education Corp.*	140,000	3,005,800
ITT Educational Services, Inc.*	160,000	11,243,200
Service Corp. International	143,000	1,232,660

		15,481,660

Diversified Financial Services—2.2%
Bank of America Corp.	170,000	2,228,700
Citigroup, Inc.*	4,348,000	16,957,200
JPMorgan Chase & Co.	100,000	3,807,000

		22,992,900

Diversified Telecommunication Services—1.7%
AT&T, Inc.	159,000	4,547,400
Frontier Communications Corp.	144,023	1,176,668
Qwest Communications International, Inc.	1,800,000	11,286,000

		17,010,068

Electric Utilities—0.5%
NV Energy, Inc.	420,000	5,523,000

Electrical Equipment—0.4%
General Cable Corp.* (a)	140,000	3,796,800

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.	720,000	13,161,600

Energy Equipment & Services—2.0%
Nabors Industries, Ltd.*	520,000	9,391,200
Rowan Cos., Inc.*	360,000	10,929,600
Unit Corp.*	20,000	745,800

		21,066,600

Food & Staples Retailing—0.9%
Safeway, Inc. (a)	455,000	9,627,800

Food Products—0.9%
Sara Lee Corp.	704,000	9,454,720

Gas Utilities—0.6%
Questar Corp.	260,000	4,557,800
UGI Corp.	50,000	1,430,500

		5,988,300

Health Care Providers & Services—11.0%
Aetna, Inc.	400,000	12,644,000
AmerisourceBergen Corp.	350,000	10,731,000
Community Health Systems, Inc.*	190,000	5,884,300
Coventry Health Care, Inc.*	239,000	5,145,670
Health Management Associates, Inc. - Class A*	1,110,000	8,502,600
Health Net, Inc.*	379,000	10,305,010

MIST-32

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Humana, Inc.*	209,000	$10,500,160
Lincare Holdings, Inc.	162,000	4,064,580
McKesson Corp.	180,000	11,120,400
Tenet Healthcare Corp.*	1,600,000	7,552,000
UnitedHealth Group, Inc.	410,000	14,395,100
WellPoint, Inc.*	214,000	12,120,960

		112,965,780

Hotels, Restaurants & Leisure—0.4%
Starbucks Corp.	170,000	4,348,600

Household Products—0.5%
Procter & Gamble Co. (The)	80,000	4,797,600

Industrial Conglomerates—3.5%
General Electric Co.	1,550,000	25,187,500
Textron, Inc. (a)	550,000	11,308,000

		36,495,500

Insurance—1.6%
Berkshire Hathaway, Inc. - Class B*	30,000	2,480,400
Genworth Financial, Inc. - Class A*	534,000	6,525,480
Prudential Financial, Inc.	128,000	6,935,040

		15,940,920

Internet & Catalog Retail—1.0%
Expedia, Inc.	370,000	10,437,700

Internet Software & Services—0.1%
Google, Inc. - Class A*	1,000	525,790

IT Services—1.9%
Amdocs, Ltd.*	130,000	3,725,800
Hewitt Associates, Inc. - Class A*	200,000	10,086,000
International Business Machines Corp.	40,000	5,365,600

		19,177,400

Leisure Equipment & Products—0.3%
Hasbro, Inc.	80,000	3,560,800

Life Sciences Tools & Services—0.6%
Pharmaceutical Product Development, Inc.	267,000	6,618,930

Machinery—0.6%
SPX Corp.	70,000	4,429,600
Trinity Industries, Inc. (a)	90,000	2,004,300

		6,433,900

Media—6.1%
CBS Corp. - Class B	416,000	6,597,760
Comcast Corp. - Class A	820,000	14,825,600
DIRECTV - Class A*	327,000	13,613,010
Liberty Global, Inc. - Class A* (a)	240,000	7,394,400
News Corp. - Class A	996,000	13,007,760
Omnicom Group, Inc.	50,000	1,974,000
Time Warner Cable, Inc.	100,000	5,399,000

		62,811,530

Security Description	Shares	Value

Metals & Mining—0.6%
Titanium Metals Corp.*	300,000	$5,988,000

Multi-Utilities—1.4%
CMS Energy Corp. (a)	431,000	7,766,620
NiSource, Inc. (a)	380,000	6,612,000

		14,378,620

Multiline Retail—2.8%
Dollar Tree, Inc.*	80,000	3,900,800
Macy’s, Inc.	498,000	11,498,820
Target Corp.	248,000	13,253,120

		28,652,740

Oil, Gas & Consumable Fuels—5.4%
Chevron Corp.	50,000	4,052,500
Exxon Mobil Corp.	282,000	17,424,780
Marathon Oil Corp.	380,000	12,578,000
SM Energy Co.	124,000	4,645,040
Valero Energy Corp.	290,000	5,077,900
Whiting Petroleum Corp.*	17,000	1,623,670
Williams Cos., Inc. (The)	530,000	10,128,300

		55,530,190

Paper & Forest Products—1.1%
International Paper Co.	506,000	11,005,500

Pharmaceuticals—5.6%
Abbott Laboratories	290,000	15,149,600
Bristol-Myers Squibb Co.	515,000	13,961,650
Eli Lilly & Co.	370,000	13,516,100
Forest Laboratories, Inc.*	70,000	2,165,100
Johnson & Johnson	160,000	9,913,600
Perrigo Co.	10,000	642,200
Pfizer, Inc.	115,000	1,974,550

		57,322,800

Semiconductors & Semiconductor Equipment—8.0%
Advanced Micro Devices, Inc.*	1,493,000	10,615,230
Altera Corp. (a)	380,000	11,460,800
Applied Materials, Inc.	1,020,000	11,913,600
Intel Corp.	1,020,000	19,614,600
Microchip Technology, Inc. (a)	348,000	10,944,600
Micron Technology, Inc.* (a)	1,230,000	8,868,300
National Semiconductor Corp.	740,000	9,449,800

		82,866,930

Software—4.7%
CA, Inc.	498,000	10,517,760
Microsoft Corp.	1,070,000	26,204,300
Symantec Corp.*	780,000	11,832,600

		48,554,660

Specialty Retail—6.4%
Advance Auto Parts, Inc.	179,000	10,503,720
Dick’s Sporting Goods, Inc.*	153,000	4,290,120
Gap, Inc. (The)	570,000	10,624,800
Limited Brands, Inc.	420,000	11,247,600

MIST-33

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Ross Stores, Inc.	190,000	$10,377,800
TJX Cos., Inc. (The)	280,000	12,496,400
Williams-Sonoma, Inc. (a)	210,000	6,657,000

		66,197,440

Wireless Telecommunication Services—1.4%
NII Holdings, Inc.*	60,000	2,466,000
Sprint Nextel Corp.*	2,530,000	11,713,900

		14,179,900

Total Common Stocks (Cost $971,098,068)		1,028,070,021

Short-Term Investments—4.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—4.7%
State Street Navigator Securities Lending Prime Portfolio (b)	48,571,294	48,571,294

Repurchase Agreement—0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/2010 at 0.010% to be repurchased at $2,134,001 on 10/01/10 collateralized by $2,155,000 Federal Home Loan Bank at 0.360% due 03/22/11 with a value of $ 2,179,244.	$2,134,000	2,134,000

Total Short-Term Investments (Cost $50,705,294)		50,705,294

Total Investments—104.7% (Cost $1,021,803,362#)		1,078,775,315
Other assets and liabilities (net)—(4.7)%		(48,744,564)

Net Assets—100.0%		$1,030,030,751

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,021,803,362. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $93,954,601 and $36,982,648, respectively, resulting in a net unrealized appreciation of $56,971,953.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $48,472,909 and the collateral received consisted of cash in the amount of $48,571,294 and non-cash collateral with a value of $1,356,588. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-34

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,028,070,021	$—	$—	$1,028,070,021

Short-Term Investments
Mutual Funds	48,571,294	—	—	48,571,294
Repurchase Agreement	—	2,134,000	—	2,134,000
Total Short-Term Investments	48,571,294	2,134,000		50,705,294

Total Investments	$1,076,641,315	$2,134,000	$—	$1,078,775,315

*	See Schedule of Investments for additional detailed categorizations.

MIST-35

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Australia—10.9%
CFS Retail Property Trust (REIT)	4,141,848	$7,565,572
Dexus Property Group (REIT)	18,455,212	15,210,111
Goodman Group (REIT)	25,708,605	15,984,009
GPT Group (REIT)	4,375,620	12,414,923
ING Office Fund (REIT) (a)	22,052,700	12,754,405
Mirvac Group (REIT)	2,914,297	3,736,234
Stockland (REIT)	4,037,536	14,944,824
Westfield Group (REIT)	4,830,350	57,084,016

		139,694,094

Bermuda—3.6%
Great Eagle Holdings, Ltd.	1,005,600	3,041,183
Hongkong Land Holdings, Ltd. (a)	4,615,700	28,688,750
Kerry Properties, Ltd.	2,559,500	13,803,759

		45,533,692

Canada—4.4%
Brookfield Properties Corp. (a)	893,200	13,862,464
Calloway Real Estate Investment Trust (REIT)	424,300	9,957,830
Canadian Real Estate Investment Trust (REIT)	87,000	2,640,973
Cominar Real Estate Investment Trust (REIT)	183,000	3,853,941
H&R Real Estate Investment Trust (REIT)	260,000	4,988,101
Primaris Retail Real Estate Investment Trust (REIT)	146,500	2,777,872
RioCan Real Estate Investment Trust (REIT)	839,400	18,688,667

		56,769,848

France—5.1%
Mercialys (REIT) (a)	218,140	8,479,938
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	41,940	5,399,580
Unibail-Rodamco (REIT)	234,490	52,015,422

		65,894,940

Hong Kong—12.0%
Cheung Kong Holdings, Ltd.	367,900	5,571,284
China Overseas Land & Investment, Ltd.	5,572,000	11,790,102
Hang Lung Properties, Ltd.	2,436,100	11,831,220
Hysan Development Co. Ltd.	845,500	3,012,529
Link (The) (REIT)	2,999,100	8,880,966
Sun Hung Kai Properties, Ltd.	5,025,700	86,006,087
Wharf Holdings, Ltd. (The)	4,232,800	27,163,847

		154,256,035

Japan—8.4%
Frontier Real Estate Investment Corp. (REIT)	474	3,905,975
Japan Logistics Fund, Inc. (REIT)	481	3,949,856
Japan Real Estate Investment Corp. (REIT) (a)	1,507	13,706,711
Japan Retail Fund Investment Corp. (REIT)	2,840	3,999,423
Kenedix Realty Investment Corp. (REIT)	774	2,927,838
Mitsubishi Estate Co., Ltd.	2,195,810	35,775,959
Mitsui Fudosan Co., Ltd.	1,017,074	17,143,033
Nippon Accommodations Fund, Inc. (REIT)	431	2,473,871
Nippon Building Fund, Inc. (REIT)	104	910,031
Sumitomo Realty & Development Co., Ltd. (a)	817,300	16,918,717
United Urban Investment Corp. (REIT) (a)	802	5,524,322

		107,235,736

Security Description	Shares	Value

Netherlands—0.0%
Eurocommercial Properties N.V. (REIT)	12,300	$568,752

Norway—0.4%
Norwegian Property ASA*	3,166,250	5,455,949

Singapore—5.7%
Ascendas Real Estate Investment Trust (REIT)	5,129,246	8,548,303
CapitaCommercial Trust (REIT)	10,929,000	12,298,097
Capitaland, Ltd.	10,668,700	32,882,321
CapitaMall Trust (REIT)	7,186,923	11,747,747
City Developments, Ltd.	607,400	5,883,516
Frasers Centrepoint Trust (REIT)	1,740,600	1,959,816

		73,319,800

Sweden—0.9%
Castellum A.B.	332,700	4,408,764
Hufvudstaden A.B. - A Shares	602,180	6,462,051

		10,870,815

Switzerland—0.7%
Swiss Prime Site A.G.	119,700	8,509,102

United Kingdom—6.0%
British Land Co. Plc (REIT)	1,557,087	11,396,202
Derwent London Plc (REIT)	575,380	13,630,001
Grainger Plc	1,461,140	2,524,969
Great Portland Estates Plc (REIT) (a)	1,277,110	6,860,015
Hammerson Plc (REIT)	795,089	4,934,429
Land Securities Group Plc (REIT)	3,007,843	30,264,360
Safestore Holdings Plc	2,288,900	4,459,526
Segro Plc (REIT)	772,235	3,321,539

		77,391,041

United States—39.7%
Acadia Realty Trust (REIT) (a)	206,271	3,919,149
Alexandria Real Estate Equities, Inc. (REIT) (a)	190,100	13,307,000
AMB Property Corp. (REIT) (a)	196,100	5,190,767
Apartment Investment & Management Co. - Class A (REIT) (a)	588,700	12,586,406
AvalonBay Communities, Inc. (REIT) (a)	171,748	17,849,770
Boston Properties, Inc. (REIT)	316,400	26,299,168
BRE Properties, Inc. - Class A (REIT) (a)	286,946	11,908,259
Developers Diversified Realty Corp. (REIT) (a)	994,800	11,161,656
Digital Realty Trust, Inc. (REIT) (a)	95,700	5,904,690
Equity Residential (REIT) (a)	802,800	38,189,196
Extra Space Storage, Inc. (REIT) (a)	326,100	5,230,644
Federal Realty Investment Trust (REIT) (a)	180,934	14,775,070
HCP, Inc. (REIT) (a)	341,300	12,279,974
Highwoods Properties, Inc. (REIT) (a)	328,078	10,652,693
Host Hotels & Resorts, Inc. (REIT) (a)	1,419,071	20,548,148
Hyatt Hotels Corp. - Class A* (a)	135,600	5,070,084
Liberty Property Trust (REIT) (a)	527,300	16,820,870
Macerich Co. (The) (REIT) (a)	734,388	31,541,965
Nationwide Health Properties, Inc. (REIT)	388,159	15,010,108
Pebblebrook Hotel Trust (REIT)* (a)	188,200	3,389,482
Peoples Choice Financial Corp. (144A)* (b)	60,000	0
ProLogis (REIT) (a)	859,800	10,128,444
Public Storage (REIT)	173,200	16,807,328

MIST-36

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
Regency Centers Corp. (REIT) (a)	391,934	$15,469,635
Simon Property Group, Inc. (REIT)	526,143	48,794,502
SL Green Realty Corp. (REIT) (a)	250,560	15,867,965
Starwood Hotels & Resorts Worldwide, Inc. (a)	393,900	20,699,445
Tanger Factory Outlet Centers, Inc. (REIT) (a)	196,465	9,261,360
Taubman Centers, Inc. (REIT) (a)	239,613	10,689,136
UDR, Inc. (REIT) (a)	715,775	15,117,168
Ventas, Inc. (REIT)	401,400	20,700,198
Vornado Realty Trust (REIT)	520,569	44,524,266

		509,694,546

Total Common Stocks (Cost $1,036,542,795)		1,255,194,350

Short-Term Investments—5.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—3.2%
State Street Navigator Securities Lending Prime Portfolio (c)	40,256,031	40,256,031

Repurchase Agreement—2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $25,886,007 on 10/01/10 collateralized by $24,680,000 Federal National Mortgage Association at 3.000% due 09/16/14 with a value of $26,407,600.	$25,886,000	25,886,000

Total Short-Term Investments (Cost $66,142,031)		66,142,031

Total Investments—103.0% (Cost $1,102,684,826#)		1,321,336,381
Other assets and liabilities (net)—(3.0)%		(38,364,845)

Net Assets—100.0%		$1,282,971,536

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2001 was $1,102,684,826. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $230,350,362 and $11,698,807, respectively, resulting in a net unrealized appreciation of $218,651,555.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $38,875,592 and the collateral received consisted of cash in the amount of $40,256,031 and non-cash collateral with a value of $2,156. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $0, which is 0.0% of net assets.
(c)	Represents investment of collateral received from securities lending transactions.
REIT—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2010 (Unaudited)	% of Net Assets
Diversified	23.7
Regional Malls	17.4
Operating & Development	15.2
Office	8.6
Apartments	7.6
REITS	6.4
Lodging	4.0
Health Care Providers & Services	3.7
Management & Services	3.3
Industrials	2.5

MIST-37

Met Investors Series Trust

Clarion Global Real Estate Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$139,694,094	$–	$139,694,094
Bermuda	–	45,533,692	–	45,5336923
Canada	56,769,848	–	–	56,769,848
France	–	65,894,940	–	65,894,940
Hong Kong	–	154,256,035	–	154,256,035
Japan	–	107,235,736	–	107,235,736
Netherlands	7	568,752	–	568,752
Norway	–	5,455,949	–	5,455,949
Singapore	–	73,319,800	–	73,319,800
Sweden	–	10,870,815	–	10,870,815
Switzerland	–	8,509,102	–	8,509,102
United Kingdom	–	77,391,041	–	77,391,041
United States	509,694,546	–	–	509,694,546
Total Common Stocks	566,464,394	688,729,956	–	1,255,194,350

Short-Term Investments
Mutual Funds	40,256,031	–	–	40,256,031
Repurchase Agreement	–	25,886,000	–	25,886,000
Total Short-Term Investments	40,256,031	25,886,000	–	66,142,031

Total Investments	$606,720,425	$714,615,956	$–	$1,321,336,381

MIST-38

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Alliant Techsystems, Inc.*	32,700	$2,465,580
Esterline Technologies Corp.*	46,700	2,672,641

		5,138,221

Beverages—0.9%
Central European Distribution Corp.*	90,213	2,013,554

Building Products—1.1%
Ameron International Corp.	37,091	2,520,704

Capital Markets—3.8%
Apollo Investment Corp.	221,625	2,267,224
Investment Technology Group, Inc.*	144,725	2,057,989
Raymond James Financial, Inc.	85,475	2,165,082
Waddell & Reed Financial, Inc. - Class A (a)	90,090	2,464,862

		8,955,157

Chemicals—3.0%
OM Group, Inc.*	79,950	2,408,094
RPM International, Inc.	123,400	2,458,128
Scotts Miracle-Gro Co. (The) - Class A	44,625	2,308,451

		7,174,673

Commercial & Professional Services—2.5%
Brink’s Co. (The)	107,750	2,478,250
Geo Group, Inc. (The)*	102,633	2,396,480
RINO International Corp.* (a)	71,348	995,305

		5,870,035

Commercial Banks—3.5%
BancorpSouth, Inc. (a)	113,800	1,613,684
Bank of Hawaii Corp.	47,750	2,144,930
FirstMerit Corp.	124,033	2,272,285
Fulton Financial Corp.	247,875	2,245,747

		8,276,646

Communications Equipment—2.2%
Arris Group, Inc.*	55,660	543,798
CommScope, Inc.*	88,870	2,109,774
Plantronics, Inc.	71,475	2,414,426

		5,067,998

Computers & Peripherals—2.0%
Lexmark International, Inc. - Class A*	57,900	2,583,498
Synaptics, Inc.* (a)	77,248	2,173,759

		4,757,257

Construction & Engineering—1.9%
EMCOR Group, Inc.*	91,020	2,238,182
Tutor Perini Corp.* (a)	114,451	2,299,320

		4,537,502

Consumer Finance—0.5%
Cash America International, Inc. (a)	30,821	1,078,735

Diversified Consumer Services—0.7%
Regis Corp. (a)	90,960	1,740,065

Security Description	Shares	Value

Electric Utilities—3.0%
Allete, Inc. (a)	68,850	$2,508,205
IDACORP, Inc.	62,395	2,241,228
NV Energy, Inc.	181,250	2,383,438

		7,132,871

Electrical Equipment—3.0%
EnerSys*	93,750	2,340,938
General Cable Corp.* (a)	91,165	2,472,395
GrafTech International, Ltd.*	143,175	2,237,825

		7,051,158

Electronic Equipment, Instruments & Components—1.9%
Anixter International, Inc.* (a)	45,235	2,442,238
Jabil Circuit, Inc.	149,325	2,151,773

		4,594,011

Energy Equipment & Services—3.0%
Atwood Oceanics, Inc.*	83,875	2,553,994
Cal Dive International, Inc.*	419,075	2,292,340
Superior Energy Services, Inc.*	84,530	2,256,106

		7,102,440

Food & Staples Retailing—1.0%
Nash Finch Co.	55,702	2,369,563

Food Products—1.9%
Corn Products International, Inc.	58,900	2,208,750
Del Monte Foods Co.	177,340	2,324,927

		4,533,677

Health Care Equipment & Supplies—3.0%
Alere, Inc.* (a)	76,013	2,351,082
STERIS Corp.	71,925	2,389,348
Teleflex, Inc.	41,925	2,380,502

		7,120,932

Health Care Providers & Services—5.8%
Amedisys, Inc.* (a)	89,198	2,122,912
Amsurg Corp.*	127,698	2,232,161
Healthspring, Inc.*	94,840	2,450,666
LifePoint Hospitals, Inc.*	73,065	2,561,659
MEDNAX, Inc.*	38,650	2,060,045
Owens & Minor, Inc. (a)	79,362	2,258,642

		13,686,085

Hotels, Restaurants & Leisure—3.8%
Brinker International, Inc.	121,775	2,296,677
International Speedway Corp. - Class A	83,758	2,043,695
LIFE TIME FITNESS, Inc.* (a)	63,150	2,492,530
Sonic Corp.*	265,195	2,142,776

		8,975,678

Household Durables—2.0%
Helen of Troy, Ltd.*	87,250	2,206,553
Jarden Corp.	80,379	2,502,198

		4,708,751

MIST-39

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—7.2%
Allied World Assurance Holdings, Ltd.	46,407	$2,626,172
Argo Group International Holdings, Ltd.	69,816	2,425,408
Aspen Insurance Holdings, Ltd.	76,875	2,327,775
Endurance Specialty Holdings, Ltd.	62,325	2,480,535
Hanover Insurance Group, Inc. (The)	53,600	2,519,200
Platinum Underwriters Holdings, Ltd.	52,755	2,295,897
Protective Life Corp.	103,255	2,246,829
StanCorp Financial Group, Inc.	3,075	116,850

		17,038,666

Internet & Catalog Retail—0.8%
NutriSystem, Inc. (a)	94,684	1,821,720

Internet Software & Services—1.0%
EarthLink, Inc. (a)	268,600	2,441,574

IT Services—2.1%
CACI International, Inc. - Class A*	52,500	2,376,150
DST Systems, Inc.	57,575	2,581,663

		4,957,813

Leisure Equipment & Products—1.1%
JAKKS Pacific, Inc.*	143,775	2,536,191

Life Sciences Tools & Services—0.5%
Charles River Laboratories International, Inc.* (a)	38,583	1,279,026

Machinery—1.0%
Barnes Group, Inc. (a)	134,355	2,363,304

Marine—1.0%
Diana Shipping, Inc.*	176,670	2,243,709

Metals & Mining—4.3%
Gammon Gold, Inc.* (a)	311,488	2,183,531
New Gold, Inc.*	373,011	2,510,364
PAN American Silver Corp.	95,605	2,828,952
Thompson Creek Metals Co., Inc.* (a)	234,450	2,527,371

		10,050,218

Multi-Utilities—1.9%
TECO Energy, Inc.	142,650	2,470,698
Vectren Corp.	74,730	1,933,265

		4,403,963

Oil, Gas & Consumable Fuels—5.0%
Contango Oil & Gas Co.*	49,525	2,484,174
Forest Oil Corp.*	74,725	2,219,333
SM Energy Co.	50,305	1,884,425
Tesoro Corp. (a)	175,911	2,350,171
W&T Offshore, Inc. (a)	264,545	2,804,177

		11,742,280

Security Description	Shares	Value

Professional Services—0.8%
Kelly Services, Inc.*	151,120	$1,772,638

Real Estate Investment Trusts (REITs)—5.8%
Alexandria Real Estate Equities, Inc. (a)	32,425	2,269,750
Anworth Mortgage Asset Corp. (a)	316,525	2,256,823
CBL & Associates Properties, Inc. (a)	175,925	2,297,581
CommonWealth REIT	85,368	2,185,421
Hospitality Properties Trust	106,625	2,380,936
Medical Properties Trust, Inc.	216,685	2,197,186

		13,587,697

Road & Rail—0.9%
Ryder System, Inc.	48,000	2,052,960

Semiconductors & Semiconductor Equipment—1.1%
Microsemi Corp.*	144,575	2,479,461

Software—1.4%
Jack Henry & Associates, Inc.	89,190	2,274,345
Net 1 UEPS Technologies, Inc.*	97,998	1,132,857

		3,407,202

Specialty Retail—0.9%
RadioShack Corp. (a)	104,887	2,237,240

Textiles, Apparel & Luxury Goods—3.0%
Hanesbrands, Inc.* (a)	83,575	2,161,250
Jones Apparel Group, Inc.	133,200	2,616,048
Wolverine World Wide, Inc.	79,825	2,315,723

		7,093,021

Thrifts & Mortgage Finance—0.9%
Washington Federal, Inc.	132,325	2,019,280

Tobacco—1.9%
Universal Corp. (a)	53,792	2,156,521
Vector Group, Ltd. (a)	127,823	2,390,287

		4,546,808

Trading Companies & Distributors—0.9%
GATX Corp. (a)	71,080	2,084,066

Total Common Stocks (Cost $197,950,799)		226,564,550

Short-Term Investments—16.0%

Mutual Funds—12.2%
State Street Navigator Securities Lending Prime Portfolio (b)	28,816,222	28,816,222

MIST-40

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $8,881,002 on 10/01/10 collateralized by $7,510,000 Federal Home Loan Mortgage Corp. at 5.250% due 04/18/16 with a value of $9,058,938.	$8,881,000	$8,881,000

Total Short-Term Investments (Cost $37,697,222)		37,697,222

Total Investments—112.2% (Cost $235,648,021#)		264,261,772
Other assets and liabilities (net)—(12.2)%		(28,692,818)

Net Assets—100.0%		$235,568,954

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $235,648,021. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $38,477,489 and $9,863,738, respectively, resulting in a net unrealized appreciation of $28,613,751.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $28,042,262 and the collateral received consisted of cash in the amount of $28,816,222. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-41

Met Investors Series Trust

Dreman Small Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$226,564,550	$—	$—	$226,564,550

Short-Term Investments
Mutual Funds	28,816,222	—	—	28,816,222
Repurchase Agreement	—	8,881,000	—	8,881,000
Total Short-Term Investments	28,816,222	8,881,000	—	37,697,222

Total Investments	$255,380,772	$8,881,000	$—	$264,261,772

*	See Schedule of Investments for additional detailed categorizations

MIST-42

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—97.6%

Security Description	Shares	Value

Aerospace & Defense—0.8%
BE Aerospace, Inc.*	132,736	$4,023,228

Airlines—0.5%
JetBlue Airways Corp.*	397,315	2,658,037

Auto Components—1.7%
Lear Corp.*	47,240	3,728,653
TRW Automotive Holdings Corp.*	107,112	4,451,575

		8,180,228

Automobiles—0.4%
Harley-Davidson, Inc. (a)	64,824	1,843,595

Beverages—0.9%
Hansen Natural Corp.*	95,016	4,429,646

Biotechnology—1.7%
Biogen Idec, Inc.*	150,741	8,459,585

Capital Markets—2.8%
Invesco, Ltd.	342,417	7,269,513
Janus Capital Group, Inc.	310,010	3,394,609
Lazard, Ltd. - Class A	89,796	3,150,044

		13,814,166

Chemicals—3.2%
Celanese Corp., Series A	110,924	3,560,660
CF Industries Holdings, Inc.	44,304	4,231,032
Huntsman Corp.	424,850	4,911,266
Sherwin-Williams Co. (The)	42,440	3,188,942

		15,891,900

Commercial & Professional Services—0.9%
Republic Services, Inc.	141,332	4,309,213

Commercial Banks—5.1%
Comerica, Inc.	172,599	6,412,053
Fifth Third Bancorp	352,585	4,241,597
First Horizon National Corp.	288,448	3,291,190
M&T Bank Corp. (a)	36,348	2,973,630
SunTrust Banks, Inc. (a)	310,069	8,009,082

		24,927,552

Communications Equipment—0.5%
CommScope, Inc.*	106,676	2,532,488

Consumer Finance—1.3%
SLM Corp.*	556,004	6,421,846

Containers & Packaging—1.4%
Owens-Illinois, Inc.*	123,700	3,471,022
Temple-Inland, Inc.	192,660	3,595,036

		7,066,058

Diversified Financial Services—0.5%
IntercontinentalExchange, Inc.*	22,210	2,325,831

Security Description	Shares	Value

Diversified Telecommunication Services—1.4%
CenturyLink, Inc. (a)	179,213	$7,071,745

Electric Utilities—6.8%
DPL, Inc.	87,987	2,299,100
Edison International	169,287	5,821,780
FirstEnergy Corp.	67,891	2,616,519
Great Plains Energy, Inc.	50,964	963,220
Northeast Utilities	130,163	3,848,920
NV Energy, Inc.	292,143	3,841,680
Pinnacle West Capital Corp.	74,939	3,092,733
PPL Corp.	245,097	6,673,991
Progress Energy, Inc.	87,764	3,898,477

		33,056,420

Electrical Equipment—0.7%
Cooper Industries Plc - Class A	69,786	3,414,629

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp. - Class A	107,623	5,271,375

Energy Equipment & Services—2.6%
Helmerich & Payne, Inc.	83,797	3,390,427
Key Energy Services, Inc.*	267,922	2,547,938
Weatherford International, Ltd.*	392,863	6,717,957

		12,656,322

Food Products—4.1%
ConAgra Foods, Inc.	229,904	5,044,094
Del Monte Foods Co.	262,617	3,442,909
H.J. Heinz Co.	96,960	4,592,995
J.M. Smucker Co. (The)	115,915	7,016,335

		20,096,333

Health Care Equipment & Supplies—2.8%
C.R. Bard, Inc.	64,371	5,241,731
Hologic, Inc.*	253,829	4,063,802
Kinetic Concepts, Inc.* (a)	124,072	4,538,554

		13,844,087

Health Care Providers & Services—1.5%
Aetna, Inc.	238,328	7,533,548

Household Durables—2.6%
Mohawk Industries, Inc.*	46,975	2,503,768
Newell Rubbermaid, Inc.	386,158	6,877,474
NVR, Inc.* (a)	5,125	3,318,591

		12,699,833

Industrial Conglomerates—0.7%
Textron, Inc. (a)	153,743	3,160,956

Insurance—10.6%
Everest Reinsurance Group, Ltd.	104,713	9,054,533
Genworth Financial, Inc. - Class A*	378,309	4,622,936
Hartford Financial Services Group, Inc. (The)	299,654	6,877,059
Marsh & McLennan Cos., Inc.	212,810	5,132,977
Principal Financial Group, Inc.	359,937	9,329,567

MIST-43

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Progressive Corp. (The)	139,640	$2,914,287
W.R. Berkley Corp.	308,360	8,347,305
XL Group Plc	248,274	5,377,615

		51,656,279

Internet & Catalog Retail—1.2%
Liberty Media Corp. - Interactive - Class A*	410,054	5,621,840

Machinery—4.0%
Eaton Corp.	89,651	7,395,311
Parker Hannifin Corp.	91,905	6,438,864
Pentair, Inc.	174,658	5,873,749

		19,707,924

Media—3.5%
CBS Corp.—Class B	371,445	5,891,118
DISH Network Corp.—Class A	399,696	7,658,175
Washington Post Co. (The)—Class B	9,172	3,663,389

		17,212,682

Metals & Mining—1.3%
Cliffs Natural Resources, Inc.	50,021	3,197,343
Steel Dynamics, Inc.	231,221	3,262,528

		6,459,871

Multi-Utilities—5.8%
Alliant Energy Corp.	76,622	2,785,210
CMS Energy Corp. (a)	396,312	7,141,542
SCANA Corp. (a)	172,155	6,941,289
Sempra Energy	59,701	3,211,914
Xcel Energy, Inc.	363,461	8,348,699

		28,428,654

Oil, Gas & Consumable Fuels—7.3%
Alpha Natural Resources, Inc.*	56,230	2,313,864
Forest Oil Corp.*	182,324	5,415,023
Newfield Exploration Co.*	224,858	12,915,844
QEP Resources, Inc.	196,140	5,911,660
Range Resources Corp.	236,401	9,013,970

		35,570,361

Personal Products—0.3%
Alberto-Culver Co.	32,161	1,210,862

Real Estate Investment Trusts (REITs)—8.1%
Alexandria Real Estate Equities, Inc. (a)	58,682	4,107,740
Annaly Capital Management, Inc.	189,240	3,330,624
Boston Properties, Inc.	66,711	5,545,018
Digital Realty Trust, Inc. (a)	66,840	4,124,028
Douglas Emmett, Inc.	223,184	3,907,952
Host Hotels & Resorts, Inc.	316,846	4,587,930
MFA Financial, Inc.	602,148	4,594,389
Tanger Factory Outlet Centers, Inc.	77,232	3,640,716
Ventas, Inc.	111,329	5,741,237

		39,579,634

Security Description	Shares	Value

Road & Rail—1.4%
Kansas City Southern*	121,694	$4,552,573
Ryder System, Inc.	57,972	2,479,462

		7,032,035

Semiconductors & Semiconductor Equipment—1.0%
ON Semiconductor Corp.*	686,421	4,949,095

Software—2.7%
BMC Software, Inc.*	139,948	5,665,095
Check Point Software Technologies, Ltd.*	62,090	2,292,984
Parametric Technology Corp.*	195,144	3,813,114
Quest Software, Inc.*	59,560	1,464,580

		13,235,773

Specialty Retail—1.4%
Guess?, Inc.	163,753	6,653,284

Textiles, Apparel & Luxury Goods—1.3%
Fossil, Inc.*	50,952	2,740,708
Hanesbrands, Inc.*	140,645	3,637,080

		6,377,788

Wireless Telecommunication Services—1.7%
Clearwire Corp.—Class A*	330,519	$2,673,899
Sprint Nextel Corp.* (a)	1,241,793	5,749,501

		8,423,400

Total Common Stocks (Cost $430,829,790)		477,808,103

Short-Term Investments—6.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—4.3%
State Street Navigator Securities Lending Prime Portfolio (b)	20,995,968	20,995,968

Repurchase Agreement—2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $12,584,004 on 10/01/10 collateralized by $12,000,000 Federal National Mortgage Association at 3.000% due 09/16/14 with a value of $12,840,000.	$12,584,000	12,584,000

Total Short-Term Investments (Cost $33,579,968)		33,579,968

Total Investments—104.4% (Cost $464,409,758#)		511,388,071
Other assets and liabilities (net)—(4.4)%		(21,616,046)

Net Assets—100.0%		$489,772,025

MIST-44

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $464,409,758. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $57,477,422 and $10,499,109 respectively, resulting in a net unrealized appreciation of $46,978,313.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $20,450,362 and the collateral received consisted of cash in the amount of $20,995,968. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-45

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	(Level 1)	(Level 2)	(Level 3)	Total
Total Common Stocks*	$477,808,103	$—	$—	$477,808,103

Short-Term Investments
Mutual Funds	20,995,968			20,995,968
Repurchase Agreements	—	12,584,000	—	12,584,000
Total Short-Term Investments	20,995,968	12,584,000	—	33,579,968

Total	$498.804,071	$12,584,000	$—	$511,388,071

*	See Schedule of Investments for additional detailed categorizations.

MIST-46

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Australia—4.1%
Amcor, Ltd.	1,080,800	$6,782,293
Brambles, Ltd.	11,067,900	67,064,922
Foster’s Group, Ltd. (a)	3,807,600	22,441,363

		96,288,578

Canada—1.1%
Thomson Reuters Corp. (a)	702,500	26,395,357

France—12.2%
BNP Paribas S.A.	955,810	68,140,511
Danone S.A.	728,600	43,529,044
Publicis Groupe S.A. (a)	1,162,100	55,137,761
Societe Television Francaise S.A. (a)	3,543,000	55,068,981
Sodexo	399,400	25,906,601
Vallourec S.A.	351,973	34,940,989

		282,723,887

Germany—7.5%
Allianz SE	584,300	65,805,117
Bayerische Motoren Werke (BMW) AG	166,900	11,696,994
Daimler AG*	515,500	32,628,076
SAP AG	1,304,000	64,440,912

		174,571,099

Ireland—3.3%
Bank of Ireland Plc*	38,573,042	32,682,172
Experian Plc	4,019,300	43,833,349

		76,515,521

Israel—0.1%
Orbotech, Ltd.*	265,000	2,644,700

Italy—0.3%
Bulgari S.p.A. (a)	737,000	6,672,749

Japan—20.8%
Canon, Inc.	1,216,600	56,848,569
Daiwa Securities Group, Inc. (a)	18,215,200	73,530,372
Honda Motor Co., Ltd. (a)	1,136,000	40,380,777
Japan Tobacco, Inc.	13,760	45,853,250
Meitec Corp.* (a)	908,000	16,858,580
Olympus Corp. (a)	1,753,700	46,026,049
OMRON Corp. (a)	1,652,300	37,602,805
Rohm Co., Ltd. (a)	970,200	59,953,037
Sumitomo Mitsui Financial Group, Inc. (a)	1,499,200	43,715,686
Toyota Motor Corp. (a)	1,699,700	60,877,763

		481,646,888

Mexico—2.5%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)	425,200	21,570,396
Grupo Televisa S.A. (ADR)	1,947,486	36,846,435

		58,416,831

Netherlands—4.7%
Akzo Nobel N.V.	472,000	29,131,056
ArcelorMittal (a)	1,226,200	40,485,602

Security Description	Shares	Value

Netherlands—(Continued)
Heineken Holding N.V.	877,000	$38,313,584

		107,930,242

South Korea—2.2%
KT&G Corp.	372,200	22,196,758
Samsung Electronics Co., Ltd.	43,500	29,643,340

		51,840,098

Spain—1.6%
Banco Santander S.A.	2,971,000	37,551,977

Sweden—2.6%
Assa Abloy AB - Class B	2,367,800	59,565,164

Switzerland—18.6%
Adecco S.A.	1,304,800	68,415,693
Compagnie Financiere Richemont S.A.	848,600	40,918,284
Credit Suisse Group AG	1,852,400	79,480,079
Geberit AG	127,700	22,802,219
Givaudan S.A.	24,100	24,684,670
Kuehne & Nagel International AG	258,100	31,079,820
Nestle S.A.	674,000	35,987,563
Novartis AG	559,100	32,276,656
Swatch Group AG	63,000	23,789,169
UBS AG*	4,150,247	70,720,814

		430,154,967

United Kingdom—15.1%
BAE Systems Plc	4,885,000	26,328,855
Diageo Plc	3,778,900	65,200,778
G4S Plc	14,588,900	58,452,161
GlaxoSmithKline Plc	1,638,800	32,372,339
Reed Elsevier Plc	3,982,600	33,753,921
Schroders Plc	1,407,200	31,880,401
Schroders Plc (b)	255,300	4,684,980
Signet Jewelers, Ltd.* (a)	1,393,792	44,238,958
Wolseley Plc*	2,094,500	52,797,000

		349,709,393

Total Common Stocks (Cost $2,047,174,355)		2,242,627,451

MIST-47

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—14.4%

Security Description	Shares/Par Amount	Value

Mutual Funds—11.2%
State Street Navigator Securities Lending Prime Portfolio (c)	259,166,033	$259,166,033

Repurchase Agreement—3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $73,743,020 on 10/01/10 collateralized by $70,055,000 U.S. Treasury Note at 2.750% due 11/30/16 with a value of $75,221,556.	$73,743,000	73,743,000

Total Short-Term Investments (Cost $332,909,033)		332,909,033

Total Investments—111.1% (Cost $2,380,083,388#)		2,575,536,484
Other assets and liabilities (net)—(11.1)%		(257,369,547)

Net Assets—100.0%		$2,318,166,937

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,380,083,388. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $308,274,477 and $112,821,381, respectively, resulting in a net unrealized appreciation of $195,453,096.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $246,797,866 and the collateral received consisted of cash in the amount of $259,166,033. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents non-voting shares.
(c)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2010 (Unaudited)	% of Net Assets
Capital Markets	11.2
Media	9.0
Commercial Banks	7.8
Beverages	6.3
Automobiles	6.2
Professional Services	5.6
Commercial & Professional Services	5.4
Semiconductors & Semiconductor Equipment	3.9
Building Products	3.6
Food Products	3.5

Forward Foreign Currency Exchange Contracts to Sell:
Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/12/2011	State Street Bank And Trust	8,500,000	AUD	$7,871,343	$7,384,800	$(486,543)
9/12/2011	State Street Bank And Trust	5,700,000	AUD	5,257,096	5,005,569	(251,527)
9/16/2011	State Street Bank And Trust	5,500,000	AUD	5,069,992	4,954,950	(115,042)
10/25/2010	State Street Bank And Trust	36,600,000	CHF	37,322,049	36,556,133	(765,916)
6/15/2011	State Street Bank And Trust	40,400,000	CHF	41,298,255	41,036,893	(261,362)
7/6/2011	State Street Bank And Trust	42,500,000	CHF	43,455,252	40,242,401	(3,212,851)
7/19/2011	State Street Bank And Trust	28,500,000	CHF	$29,145,391	$27,499,301	(1,646,090)
8/3/2011	State Street Bank And Trust	26,500,000	CHF	27,105,263	25,491,064	(1,614,199)
10/25/2010	State Street Bank And Trust	16,900,000	EUR	22,980,340	25,342,902	2,362,562
11/29/2010	State Street Bank And Trust	500,000,000	JPY	5,988,318	5,719,711	(268,607)
3/1/2011	State Street Bank And Trust	3,890,000,000	JPY	46,651,812	43,851,738	(2,800,074)
7/1/2011	State Street Bank And Trust	1,890,000,000	JPY	22,710,460	21,496,571	(1,213,889)
7/20/2011	State Street Bank And Trust	2,420,000,000	JPY	29,089,209	27,854,191	(1,235,018)
8/3/2011	State Street Bank And Trust	2,120,000,000	JPY	25,489,868	24,598,819	(891,049)
8/15/2011	State Street Bank And Trust	3,030,000,000	JPY	36,439,559	35,668,040	(771,519)
9/7/2011	State Street Bank And Trust	4,370,000,000	JPY	52,577,660	52,119,983	(457,677)

						$(13,628,801)

AUD—	Australian Dollar
CHF—	Swiss Franc
EUR—	Euro
JPY—	Japanese Yen

MIST-48

Met Investors Series Trust

Harris Oakmark International Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$96,288,578	$—	$96,288,578
Canada	26,395,357	—	—	26,395,357
France	—	282,723,887	—	282,723,887
Germany	—	174,571,099	—	174,571,099
Ireland	—	76,515,521	—	76,515,521
Israel	2,644,700	—	—	2,644,700
Italy	—	6,672,749	—	6,672,749
Japan	—	481,646,888	—	481,646,888
Luxembourg	—	40,485,602	—	40,485,602
Mexico	58,416,831	—	—	58,416,831
Netherlands Antilles	—	67,444,640	—	67,444,640
South Korea	—	51,840,098	—	51,840,098
Spain	—	37,551,977	—	37,551,977
Sweden	—	59,565,164	—	59,565,164
Switzerland	—	430,154,967	—	430,154,967
United Kingdom	44,238,958	305,470,435	—	349,709,393

Total Common Stocks	131,695,846	2,110,931,605	—	2,242,627,451

Short-Term Investments
Mutual Funds	259,166,033	—	—	259,166,033
Repurchase Agreement	—	73,743,000	—	73,743,000
Total Short-Term Investments	259,166,033	73,743,000	—	332,909,033

Total Investments	$390,861,879	$2,184,674,605	$—	$2,575,536,484

Forward Contracts**
Forward Contracts to Sell (Appreciation)	$—	$2,362,562	$—	$2,362,562
Forward Contracts to Sell (Depreciation)	—	15,991,363	—	15,991,363
Total Forward Contracts	$—	$(13,628,801)	$—	$(13,628,801)

**	Derivative instruments such as forwards, futures contracts and swap contract are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-49

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Hexcel Corp.*	530,461	$9,436,901
TransDigm Group, Inc.	310,662	19,276,577

		28,713,478

Air Freight & Logistics—1.7%
Forward Air Corp. (a)	325,376	8,459,776
Hub Group, Inc.*	367,317	10,747,695

		19,207,471

Airlines—0.4%
Continental Airlines, Inc. - Class B* (a)	164,690	4,090,900

Auto Components—1.4%
TRW Automotive Holdings Corp.* (a)	398,283	16,552,641

Biotechnology—3.5%
Acorda Therapeutics, Inc.* (a)	293,059	9,676,808
BioMarin Pharmaceutical, Inc.* (a)	453,069	10,126,092
Martek Biosciences Corp.* (a)	406,622	9,201,856
United Therapeutics Corp.* (a)	215,109	12,048,255

		41,053,011

Capital Markets—3.4%
Affiliated Managers Group, Inc.* (a)	135,440	10,565,674
Federated Investors, Inc. - Class B (a)	311,436	7,088,283
Greenhill & Co., Inc.	126,737	10,052,779
optionsXpress Holdings, Inc.*	346,868	5,327,893
Stifel Financial Corp.* (a)	135,346	6,265,166

		39,299,795

Chemicals—0.5%
Calgon Carbon Corp.* (a)	410,157	5,947,277

Commercial & Professional Services—1.9%
Corrections Corp. of America*	437,039	10,786,123
Fuel Tech, Inc.* (a)	442,456	2,774,199
Tetra Tech, Inc.* (a)	406,588	8,526,150

		22,086,472

Commercial Banks—3.1%
City National Corp. (a)	165,786	8,798,263
Cullen/Frost Bankers, Inc. (a)	153,748	8,282,405
Huntington Bancshares, Inc.	1,463,674	8,299,031
SVB Financial Group* (a)	251,900	10,660,408

		36,040,107

Communications Equipment—4.1%
Ciena Corp.* (a)	577,986	8,999,242
F5 Networks, Inc.*	124,278	12,901,299
Finisar Corp.*	304,491	5,721,386
Harmonic, Inc.* (a)	1,082,391	7,446,850
Polycom, Inc.*	462,209	12,609,062

		47,677,839

Containers & Packaging—1.1%
Greif, Inc. - Class A	226,173	13,308,019

Security Description	Shares	Value

Electric Utilities—1.0%
ITC Holdings Corp.	194,077	$12,081,293

Electrical Equipment—1.1%
Regal-Beloit Corp.	223,429	13,113,048

Electronic Equipment, Instruments & Components—2.0%
Cogent, Inc.* (a)	605,391	6,441,360
Coherent, Inc.* (a)	230,974	9,241,270
Tech Data Corp.*	196,269	7,909,641

		23,592,271

Energy Equipment & Services—2.5%
Dril-Quip, Inc.* (a)	156,512	9,720,960
FMC Technologies, Inc.*	150,995	10,311,448
Patterson-UTI Energy, Inc.	530,782	9,065,757

		29,098,165

Food Products—1.2%
Diamond Foods, Inc. (a)	187,792	7,697,594
Ralcorp Holdings, Inc.*	108,669	6,354,963

		14,052,557

Health Care Equipment & Supplies—4.7%
American Medical Systems Holdings, Inc.* (a)	483,372	9,464,424
Gen-Probe, Inc.* (a)	185,785	9,003,141
Insulet Corp.*	394,972	5,584,904
Meridian Bioscience, Inc. (a)	341,547	7,473,048
NuVasive, Inc.* (a)	160,733	5,648,158
Sirona Dental Systems, Inc.* (a)	251,685	9,070,727
Zoll Medical Corp.*	282,767	9,124,891

		55,369,293

Health Care Providers & Services—4.5%
Chemed Corp. (a)	235,121	13,394,843
Health Management Associates, Inc. - Class A*	1,028,608	7,879,137
MEDNAX, Inc.*	186,276	9,928,511
PSS World Medical, Inc.* (a)	393,787	8,419,166
RehabCare Group, Inc.*	278,318	5,627,590
VCA Antech, Inc.* (a)	346,152	7,300,346

		52,549,593

Health Care Technology—1.8%
Allscripts Healthcare Solutions, Inc.*	618,288	11,419,779
Quality Systems, Inc. (a)	145,413	9,642,336

		21,062,115

Hotels, Restaurants & Leisure—6.7%
Brinker International, Inc.	500,694	9,443,089
Buffalo Wild Wings, Inc.* (a)	192,521	9,219,831
Choice Hotels International, Inc. (a)	247,690	9,030,777
Darden Restaurants, Inc.	213,896	9,150,471
Jack in the Box, Inc.*	444,272	9,525,191
P.F. Chang’s China Bistro, Inc. (a)	277,620	12,826,044
Penn National Gaming, Inc.*	366,508	10,852,302
WMS Industries, Inc.*	224,173	8,534,266

		78,581,971

MIST-50

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—1.0%
Church & Dwight Co., Inc.	179,553	$11,660,172

Insurance—1.4%
Brown & Brown, Inc.	289,551	5,846,035
ProAssurance Corp.* (a)	175,727	10,120,118

		15,966,153

Internet Software & Services—2.7%
GSI Commerce, Inc.* (a)	331,251	8,181,900
Knot, Inc. (The)*	698,419	6,376,565
Open Text Corp.* (a)	203,298	9,563,138
VistaPrint N.V.*	182,350	7,047,828

		31,169,431

IT Services—2.1%
Alliance Data Systems Corp.* (a)	130,747	8,532,549
Global Payments, Inc.	188,232	8,073,271
SRA International, Inc.*	428,111	8,442,349

		25,048,169

Leisure Equipment & Products—0.6%
Pool Corp.	365,727	7,340,141

Life Sciences Tools & Services—2.2%
PAREXEL International Corp.* (a)	386,922	8,949,506
PerkinElmer, Inc.	395,109	9,142,822
Techne Corp.	130,460	8,053,296

		26,145,624

Machinery—3.3%
Bucyrus International, Inc.	198,567	13,770,622
Kaydon Corp. (a)	231,222	8,000,281
Lindsay Co. (a)	134,658	5,833,385
Wabtec Corp.	238,289	11,387,831

		38,992,119

Media—1.4%
DreamWorks Animation SKG, Inc. - Class A*	235,068	7,501,020
National CineMedia, Inc. (a)	492,414	8,814,210

		16,315,230

Metals & Mining—0.6%
Carpenter Technology Corp.	205,514	6,927,877

Multiline Retail—0.9%
Big Lots, Inc.*	319,931	10,637,706

Oil, Gas & Consumable Fuels—2.7%
Bill Barrett Corp.* (a)	244,730	8,810,280
Carrizo Oil & Gas, Inc.* (a)	354,900	8,496,306
Goodrich Petroleum Corp.* (a)	296,359	4,317,951
SandRidge Energy, Inc.* (a)	1,706,009	9,690,131

		31,314,668

Personal Products—0.8%
Nu Skin Enterprises, Inc. - Class A (a)	341,077	9,823,018

Security Description	Shares	Value

Pharmaceuticals—3.0%
Medicis Pharmaceutical Corp. - Class A (a)	356,662	$10,575,028
Perrigo Co. (a)	157,810	10,134,558
Valeant Pharmaceuticals International, Inc. (a)	545,633	13,761,470

		34,471,056

Professional Services—1.2%
CoStar Group, Inc.* (a)	293,650	14,303,692

Real Estate Investment Trusts (REITs)—0.8%
BioMed Realty Trust, Inc.	490,631	8,792,108

Road & Rail—1.1%
Knight Transportation, Inc. (a)	672,499	12,999,406

Semiconductors & Semiconductor Equipment—5.3%
Advanced Energy Industries, Inc.* (a)	645,978	8,436,473
Cymer, Inc.*	154,822	5,740,800
Hittite Microwave Corp.*	209,930	10,003,164
Microsemi Corp.*	511,976	8,780,388
ON Semiconductor Corp.*	1,025,021	7,390,401
Power Integrations, Inc. (a)	225,226	7,159,935
Semtech Corp.*	259,067	5,230,563
Volterra Semiconductor Corp.* (a)	403,499	8,683,298

		61,425,022

Software—9.8%
ANSYS, Inc.*	206,486	8,724,033
Aspen Technology, Inc.*	737,822	7,651,214
CommVault Systems, Inc.*	359,725	9,363,642
Fair Isaac Corp.	93,061	2,294,884
Informatica Corp.*	570,373	21,908,027
Lawson Software, Inc.*	1,263,825	10,704,598
MICROS Systems, Inc.*	266,127	11,265,156
Nice Systems, Ltd. (ADR)*	313,764	9,817,676
Quest Software, Inc.* (a)	502,007	12,344,352
SuccessFactors, Inc.*	486,648	12,219,731
Websense, Inc.* (a)	450,974	8,000,279

		114,293,592

Specialty Retail—4.0%
Chico’s FAS, Inc.	585,005	6,154,253
Group 1 Automotive, Inc.* (a)	298,586	8,921,750
Gymboree Corp. (The)* (a)	174,883	7,264,640
Tractor Supply Co.	288,599	11,445,836
Williams-Sonoma, Inc. (a)	407,738	12,925,294

		46,711,773

Textiles, Apparel & Luxury Goods—2.5%
Maidenform Brands, Inc.*	327,403	9,445,576
Steven Madden, Ltd.*	251,198	10,314,190
Warnaco Group, Inc. (The)* (a)	186,768	9,549,448

		29,309,214

Trading Companies & Distributors—0.6%
Watsco, Inc. (a)	131,476	7,320,584

MIST-51

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—1.2%
SBA Communications Corp. - Class A*	359,530	$14,489,059

Total Common Stocks (Cost $1,014,627,032)		1,148,933,130

Short-Term Investments—11.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—9.4%
State Street Navigator Securities Lending Prime Portfolio (b)	109,367,140	109,367,140

Repurchase Agreement—2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $29,027,008 on 10/01/10 collateralized by $29,575,000 Federal Home Loan Bank at 2.000% due 09/22/15 with a value of $29,611,969.	$29,027,000	29,027,000

Total Short-Term Investments (Cost $138,394,140)		138,394,140

Total Investments—110.2% (Cost $1,153,021,172#)		1,287,327,270
Other assets and liabilities (net)—(10.2)%		(118,946,517)

Net Assets—100.0%		$1,168,380,753

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,153,021,172. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $185,393,627 and $51,087,529, respectively, resulting in a net unrealized appreciation of $134,306,098.
(a)	All or a portion of the security was held on loan. As of September 30, 2010 the market value of securities loaned was $105,676,484 and the collateral received consisted of cash in the amount of $109,367,140 and non-cash collateral with a value of $124,525. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-52

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,148,933,130	$–	$–	$1,148,933,130

Short-Term Investments
Mutual Funds	109,367,140	–	–	109,367,140
Repurchase Agreement	–	29,027,000	–	29,027,000
Total Short-Term Investments	109,367,140	29,027,000	–	138,394,140

Total Investments	$1,258,300,270	$29,027,000	$–	$1,287,327,270

*	See Schedule of Investments for additional detailed categorizations.

MIST-53

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—95.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Precision Castparts Corp. (a)	214,145	$27,271,366

Air Freight & Logistics—2.9%
United Parcel Service, Inc. - Class B (a)	728,415	48,577,996

Automobiles—2.4%
Ford Motor Co.* (a)	3,319,005	40,624,621

Beverages—3.7%
Anheuser-Busch InBev N.V.	1,071,714	62,813,040

Biotechnology—9.1%
Celgene Corp.*	2,025,122	116,667,278
Gilead Sciences, Inc.*	759,559	27,047,896
Vertex Pharmaceuticals, Inc.* (a)	322,035	11,132,750

		154,847,924

Capital Markets—2.8%
Charles Schwab Corp. (The) (a)	2,058,048	28,606,867
Goldman Sachs Group, Inc. (The)	130,495	18,866,967

		47,473,834

Chemicals—1.1%
Israel Chemicals, Ltd.	1,374,814	19,460,531

Commercial Banks—1.9%
Standard Chartered Plc	1,134,182	32,632,656

Communications Equipment—4.3%
Cisco Systems, Inc.*	3,357,665	73,532,863

Computers & Peripherals—11.8%
Apple, Inc.*	705,117	200,076,949

Diversified Financial Services—7.4%
Bank of America Corp.	4,400,885	57,695,602
CME Group, Inc. - Class A	109,060	28,404,677
JPMorgan Chase & Co.	1,036,300	39,451,941

		125,552,220

Electronic Equipment, Instruments & Components—3.0%
Amphenol Corp. - Class A (a)	398,530	19,520,000
Tyco Electronics, Ltd.	1,087,705	31,782,740

		51,302,740

Food & Staples Retailing—2.7%
CVS Caremark Corp.	1,448,812	45,594,114

Health Care Equipment & Supplies—1.8%
Alcon, Inc.	181,602	30,289,398

Household Durables—0.1%
LG Electronics, Inc.	14,406	1,214,173

Household Products—2.3%
Colgate-Palmolive Co.	272,630	20,954,342
Reckitt Benckiser Group Plc	334,723	18,449,769

		39,404,111

Security Description	Shares	Value

Insurance—4.2%
ACE, Ltd.	541,595	$31,547,909
Prudential Plc	3,966,660	39,751,783

		71,299,692

Internet Software & Services—10.4%
eBay, Inc.* (a)	2,781,941	67,879,360
Google, Inc. - Class A*	113,645	59,753,405
Yahoo!, Inc.*	3,470,270	49,173,726

		176,806,491

Machinery—0.6%
FANUC, Ltd.	84,900	10,760,078

Media—3.0%
News Corp. - Class A	3,930,645	51,334,224

Metals & Mining—4.1%
Ivanhoe Mines, Ltd.* (a)	2,974,485	69,632,694

Oil, Gas & Consumable Fuels—2.1%
BG Group Plc	930,764	16,387,081
Petroleo Brasileiro S.A. (ADR) (a)	550,469	19,965,511

		36,352,592

Real Estate Management & Development—0.9%
Hang Lung Properties, Ltd.	3,317,000	16,109,420

Software—5.2%
Oracle Corp.	3,318,105	89,091,119

Specialty Retail—2.3%
Limited Brands, Inc. (a)	1,460,865	39,121,965

Wireless Telecommunication Services—3.3%
America Movil S.A.B. de C.V. (ADR)	247,590	13,203,975
Crown Castle International Corp.* (a)	963,860	42,554,419

		55,758,394

Total Common Stocks (Cost $1,331,930,777)		1,616,935,205

MIST-54

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—10.5%

Security Description	Shares/Par Amount	Value

Mutual Funds—5.1%
State Street Navigator Securities Lending Prime Portfolio (b)	86,469,337	$86,469,337

Repurchase Agreement—5.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $92,635,026 on 10/01/10 collateralized by $88,310,000 Federal National Mortgage Association at 3.000% due 9/16/14 with a value of $94,491,700.	$92,635,000	92,635,000

Total Short-Term Investments (Cost $179,104,337)		179,104,337

Total Investments—105.5% (Cost $1,511,035,114#)		1,796,039,542

Other assets and liabilities (net)—(5.5)%		(93,660,249)

Net Assets—100.0%		$1,702,379,293

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,511,035,114. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $337,541,949 and $52,537,521, respectively, resulting in a net unrealized appreciation of $285,004,428.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $82,988,009 and the collateral received consisted of cash in the amount of $86,469,337 and non-cash collateral with a value of $96,900. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-55

Met Investors Series Trust

Janus Forty Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$27,271,366	$–	$–	$27,271,366
Air Freight & Logistics	48,577,996	–	–	48,577,996
Automobiles	40,624,621	–	–	40,624,621
Beverages	–	62,813,040	–	62,813,040
Biotechnology	154,847,924	–	–	154,847,924
Capital Markets	47,473,834	–	–	47,473,834
Chemicals	–	19,460,531	–	19,460,531
Commercial Banks	–	32,632,656	–	32,632,656
Communications Equipment	73,532,863	–	–	73,532,863
Computers & Peripherals	200,076,949	–	–	200,076,949
Diversified Financial Services	125,552,220	–	–	125,552,220
Electronic Equipment, Instruments & Components	51,302,740	–	–	51,302,740
Food & Staples Retailing	45,594,114	–	–	45,594,114
Health Care Equipment & Supplies	30,289,398	–	–	30,289,398
Household Durables	–	1,214,173	–	1,214,173
Household Products	20,954,342	18,449,769	–	39,404,111
Insurance	31,547,909	39,751,783	–	71,299,692
Internet Software & Services	176,806,491	–	–	176,806,491
Machinery	–	10,760,078	–	10,760,078
Media	51,334,224	–	–	51,334,224
Metals & Mining	69,632,694	–	–	69,632,694
Oil, Gas & Consumable Fuels	19,965,511	16,387,081	–	36,352,592
Real Estate Management & Development	–	16,109,420	–	16,109,420
Software	89,091,119	–	–	89,091,119
Specialty Retail	39,121,965	–	–	39,121,965
Wireless Telecommunication Services	55,758,394	–	–	55,758,394
Total Common Stocks	1,399,356,674	217,578,531	–	1,616,935,205

Short-Term Investments
Mutual Funds	86,469,337	–	–	86,469,337
Repurchase Agreement	–	92,635,000	–	92,635,000
Total Short-Term Investments	86,469,337	92,635,000	–	179,104,337

Total Investments	$1,485,826,011	$310,213,531	$–	$1,796,039,542

MIST-56

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Rockwell Collins, Inc.	300,900	$17,527,425

Auto Components—0.7%
Lear Corp.*	64,100	5,059,413

Beverages—2.0%
Molson Coors Brewing Co. - Class B	301,400	14,232,108

Capital Markets—3.3%
Ameriprise Financial, Inc.	501,100	23,717,063

Chemicals—2.5%
Air Products & Chemicals, Inc.	74,800	6,194,936
Eastman Chemical Co.	156,800	11,603,200

		17,798,136

Commercial & Professional Services—1.4%
Corrections Corp. of America* (a)	418,900	10,338,452

Commercial Banks—4.6%
City National Corp. (a)	307,200	16,303,104
Fifth Third Bancorp (a)	730,100	8,783,103
KeyCorp	959,900	7,640,804

		32,727,011

Communications Equipment—0.7%
Tellabs, Inc.	715,300	5,328,985

Computers & Peripherals—2.9%
Lexmark International, Inc. - Class A* (a)	110,600	4,934,972
NetApp, Inc.* (a)	153,000	7,617,870
Seagate Technology Plc*	490,700	5,780,446
SMART Technologies, Inc. - Class A*	176,913	2,397,171

		20,730,459

Construction & Engineering—1.1%
Foster Wheeler AG*	313,200	7,660,872

Containers & Packaging—4.5%
Ball Corp.	428,600	25,223,110
Packaging Corp. of America	293,500	6,800,395

		32,023,505

Diversified Financial Services—1.2%
NYSE Euronext	294,900	8,425,293

Electric Utilities—3.4%
Allegheny Energy, Inc.	324,700	7,961,644
American Electric Power Co., Inc.	458,200	16,600,586

		24,562,230

Electronic Equipment, Instruments & Components—1.8%
Ingram Micro, Inc. - Class A*	783,600	13,211,496

Security Description	Shares	Value

Energy Equipment & Services—2.0%
Rowan Cos., Inc.*	165,800	$5,033,688
Tidewater, Inc. (a)	210,000	9,410,100

		14,443,788

Food Products—4.2%
Campbell Soup Co. (a)	287,900	10,292,425
McCormick & Co., Inc. (a)	153,800	6,465,752
Ralcorp Holdings, Inc.*	224,700	13,140,456

		29,898,633

Gas Utilities—1.4%
Energen Corp.	221,100	10,108,692

Health Care Equipment & Supplies—6.0%
CareFusion Corp.*	524,750	13,034,790
Hospira, Inc.*	202,800	11,561,628
Teleflex, Inc.	137,400	7,801,572
Zimmer Holdings, Inc.*	203,500	10,649,155

		43,047,145

Hotels, Restaurants & Leisure—1.2%
Darden Restaurants, Inc.	196,200	8,393,436

Household Durables—4.1%
Newell Rubbermaid, Inc.	1,104,300	19,667,583
Stanley Black & Decker, Inc.	154,000	9,437,120

		29,104,703

Insurance—1.3%
PartnerRe, Ltd.	116,900	9,373,042

IT Services—1.6%
NeuStar, Inc. - Class A*	244,000	6,065,840
Teradata Corp.*	138,900	5,355,984

		11,421,824

Leisure Equipment & Products—2.8%
Mattel, Inc.	838,300	19,666,518

Life Sciences Tools & Services—0.8%
Life Technologies Corp.*	118,139	5,515,910

Machinery—6.3%
Dover Corp.	462,200	24,131,462
Joy Global, Inc.	87,500	6,153,000
Parker Hannifin Corp.	214,900	15,055,894

		45,340,356

Media—1.1%
Cablevision Systems Corp. - Class A	309,600	8,108,424

Metals & Mining—2.7%
Cliffs Natural Resources, Inc. (a)	142,900	9,134,168
Compass Minerals International, Inc.	136,300	10,443,306

		19,577,474

MIST-57

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.5%
Big Lots, Inc.*	105,400	$3,504,550

Oil, Gas & Consumable Fuels—7.0%
Arch Coal, Inc.	280,400	7,489,484
EQT Corp. (a)	164,200	5,921,052
Holly Corp. (a)	315,900	9,082,125
Massey Energy Co.	92,150	2,858,493
Murphy Oil Corp.	118,500	7,337,520
Noble Energy, Inc.	93,800	7,043,442
Williams Cos., Inc. (The)	553,400	10,575,474

		50,307,590

Personal Products—1.6%
Avon Products, Inc.	345,000	11,077,950

Pharmaceuticals—0.9%
Warner Chilcott Plc - Class A	290,200	6,512,088

Professional Services—1.4%
Equifax, Inc.	321,100	10,018,320

Real Estate Investment Trusts (REITs)—4.5%
Digital Realty Trust, Inc. (a)	135,500	8,360,350
Macerich Co. (The) (a)	253,600	10,892,120
Public Storage (a)	60,900	5,909,736
UDR, Inc. (a)	342,600	7,235,712

		32,397,918

Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.	468,200	14,692,116
Xilinx, Inc.	397,400	10,574,814

		25,266,930

Software—4.1%
BMC Software, Inc.*	339,100	13,726,768
Intuit, Inc.*	135,200	5,923,112
Symantec Corp.*	637,900	9,676,943

		29,326,823

Specialty Retail—3.9%
AutoZone, Inc.*	53,000	12,132,230
J. Crew Group, Inc.* (a)	233,100	7,836,822
TJX Cos., Inc. (The)	179,600	8,015,548

		27,984,600

Total Common Stocks (Cost $599,729,150)		683,739,162

Preferred Stock—0.5%

Automobiles—0.5%
Better Place LLC* (Cost—$3,539,700)	1,179,900	3,539,700

Short-Term Investments—9.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—5.9%
State Street Navigator Securities Lending Prime Portfolio (b)	42,369,721	$42,369,721

Repurchase Agreement—3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $25,401,007 on 10/01/10 collateralized by $23,320,000 Federal Home Loan Mortgage Corp. at 4.500% due 07/15/13 with a value of $25,914,350.	$25,401,000	25,401,000

Total Short-Term Investments (Cost $67,770,721)		67,770,721

Total Investments—105.4% (Cost $671,039,571#)		755,049,583
Other assets and liabilities (net)—(5.4)%		(38,885,221)

Net Assets—100.0%		$716,164,362

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $671,039,571. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $89,899,522 and $5,889,510, respectively, resulting in a net unrealized appreciation of $84,010,012.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $41,663,424 and the collateral received consisted of cash in the amount of $42,369,721. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-58

Met Investors Series Trust

Lazard Mid Cap Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$683,739,162	$–	$–	$683,739,162

Preferred Stock*	–	–	3,539,700	3,539,700

Short-Term Investments
Mutual Funds	42,369,721	–	–	42,369,721
Repurchase Agreement	–	25,401,000	–	25,401,000
Total Short-Term Investments	42,369,721	25,401,000	–	67,770,721

Total Investments	$726,108,883	$25,401,000	$3,539,700	$755,049,583

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Net Purchases	Balance as of September 30, 2010
Preferred Stock
Automobiles	$–	$3,539,700	$3,539,700
Total	$–	$3,539,700	$3,539,700

MIST-59

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
L-3 Communications Holdings, Inc.	269,000	$19,440,630

Biotechnology—20.8%
Amgen, Inc.*	701,700	38,670,687
Biogen Idec, Inc.*	803,500	45,092,420
Genzyme Corp.*	665,430	47,105,790
Isis Pharmaceuticals, Inc.* (a)	90,435	759,654
Vertex Pharmaceuticals, Inc.*	216,700	7,491,319

		139,119,870

Communications Equipment—0.7%
Arris Group, Inc.* (a)	122,915	1,200,880
Nokia Oyj (ADR) (a)	325,700	3,266,771

		4,467,651

Computers & Peripherals—3.8%
SanDisk Corp.*	472,690	17,324,088
Seagate Technology Plc*	713,600	8,406,208

		25,730,296

Construction & Engineering—0.6%
Fluor Corp.	82,610	4,091,673

Electronic Equipment, Instruments & Components—2.3%
Dolby Laboratories, Inc. - Class A*	50,000	2,840,500
Tyco Electronics, Ltd.	440,825	12,880,907

		15,721,407

Energy Equipment & Services—10.2%
Core Laboratories N.V. (a)	200,000	17,608,000
National-Oilwell Varco, Inc.	259,678	11,547,881
Weatherford International, Ltd.*	2,268,400	38,789,640

		67,945,521

Health Care Equipment & Supplies—2.5%
Covidien Plc	412,925	16,595,456

Health Care Providers & Services—8.4%
UnitedHealth Group, Inc.	1,589,300	55,800,323

Industrial Conglomerates—2.4%
Tyco International, Ltd.	438,325	16,099,677

Internet & Catalog Retail—1.0%
Liberty Media Corp. - Interactive - Class A*	480,800	6,591,768

Machinery—1.8%
Pall Corp.	290,200	12,083,928

Media—15.5%
Cablevision Systems Corp. - Class A	1,147,600	30,055,644
CBS Corp.	79,400	1,259,284
Comcast Corp. - Class A	159,000	2,874,720
Comcast Corp. - Special Class A	1,761,300	29,959,713

Security Description	Shares	Value

Media—(Continued)
DIRECTV - Class A*	444,975	$18,524,309
Liberty Global, Inc. - Class A* (a)	52,900	1,629,849
Liberty Media Corp. - Capital, Series A*	146,600	7,631,996
Liberty Media-Starz, Series A*	44,490	2,886,511
Madison Square Garden, Inc. - Class A*	280,650	5,916,102
Viacom, Inc. - Class B	79,600	2,880,724

		103,618,852

Metals & Mining—1.8%
Freeport-McMoRan Copper & Gold, Inc.	98,700	8,427,993
Nucor Corp. (a)	89,600	3,422,720

		11,850,713

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp.	889,160	50,726,578

Pharmaceuticals—8.4%
BioMimetic Therapeutics, Inc.* (a)	145,000	1,653,000
Forest Laboratories, Inc.*	1,146,800	35,470,524
Teva Pharmaceutical Industries, Ltd. (ADR)	84,100	4,436,275
Valeant Pharmaceuticals International, Inc. (a)	578,971	14,602,281

		56,162,080

Semiconductors & Semiconductor Equipment—6.1%
Broadcom Corp. - Class A	582,700	20,621,753
Cirrus Logic, Inc.* (a)	291,400	5,198,576
Cree, Inc.*(a)	135,300	7,345,437
DSP Group, Inc.*	106,400	744,800
Intel Corp.	347,500	6,682,425

		40,592,991

Software—0.9%
Autodesk, Inc.*	179,700	5,745,009

Specialty Retail—0.1%
Charming Shoppes, Inc.* (a)	177,100	623,392

Total Common Stocks (Cost $640,798,984)		653,007,815

Short-Term Investments—7.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—5.2%
State Street Navigator Securities Lending Prime Portfolio (b)	34,615,563	34,615,563

MIST-60

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $14,993,004 on 10/01/10 collateralized by $15,145,000 Federal Home Loan Mortgage Corp. at 2.500% due 01/14/16 with a value of $15,296,450.	$14,993,000	$14,993,000

Total Short-Term Investments (Cost $49,608,563)		49,608,563

Total Investments—105.2% (Cost $690,407,547#)		702,616,378
Other assets and liabilities (net)—(5.2)%		(34,772,913)

Net Assets—100.0%		$667,843,465

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $690,407,547. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $93,493,202 and $81,284,371, respectively, resulting in a net unrealized appreciation of $12,208,831.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $31,421,066 and the collateral received consisted of cash in the amount of $34,615,563 and non-cash collateral with a value of $9,450. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-61

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$653,007,815	$—	$—	$653,007,815

Short-Term Investments
Mutual Funds	34,615,563	—	—	34,615,563
Repurchase Agreement	—	14,993,000	—	14,993,000
Total Short-Term Investments	34,615,563	14,993,000	—	49,608,563

Total Investments	$687,623,378	$14,993,000	$—	$702,616,378

*	See Schedule of Investments for additional detailed categorizations.

MIST-62

Met Investors Series Trust

Legg Mason Value Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Airlines—1.1%
United Continental Holdings, Inc.*	85,100	$2,010,913

Automobiles—0.9%
Ford Motor Co.*	134,500	1,646,280

Beverages—0.8%
PepsiCo, Inc.	22,300	1,481,612

Biotechnology—7.7%
Amgen, Inc.*	89,100	4,910,301
Genzyme Corp.*	69,900	4,948,221
Gilead Sciences, Inc.*	101,900	3,628,659

		13,487,181

Capital Markets—2.9%
Goldman Sachs Group, Inc. (The)	35,700	5,161,506

Commercial Banks—2.3%
Wells Fargo & Co.	164,300	4,128,859

Communications Equipment—5.1%
Cisco Systems, Inc.*	223,000	4,883,700
QUALCOMM, Inc.	89,000	4,015,680

		8,899,380

Computers & Peripherals—4.1%
EMC Corp.*	137,400	2,790,594
Hewlett-Packard Co.	106,800	4,493,076

		7,283,670

Consumer Finance—4.9%
American Express Co.	79,900	3,358,197
Capital One Financial Corp.	133,386	5,275,416

		8,633,613

Diversified Financial Services—10.3%
Bank of America Corp.	307,100	4,026,081
Citigroup, Inc.*	1,336,200	5,211,180
JPMorgan Chase & Co.	115,006	4,378,278
NYSE Euronext	160,300	4,579,771

		18,195,310

Energy Equipment & Services—3.7%
Transocean, Ltd.*	102,200	6,570,438

Food & Staples Retailing—0.3%
Wal-Mart Stores, Inc.	8,400	449,568

Health Care Equipment & Supplies—0.9%
Medtronic, Inc.	44,200	1,484,236

Health Care Providers & Services—5.4%
Aetna, Inc.	171,766	5,429,523
UnitedHealth Group, Inc.	118,641	4,165,486

		9,595,009

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.8%
Yum! Brands, Inc.	66,900	$3,081,414

Independent Power Producers & Energy Traders—6.4%
AES Corp. (The)*	999,200	11,340,920

Industrial Conglomerates—2.5%
General Electric Co.	271,000	4,403,750

Insurance—5.6%
Aflac, Inc.	121,200	6,267,252
Allstate Corp. (The)	57,400	1,810,970
Prudential Financial, Inc.	31,400	1,701,252

		9,779,474

Internet & Catalog Retail—3.0%
Amazon.com, Inc.*	33,739	5,299,047

Internet Software & Services—3.1%
eBay, Inc.*	222,900	5,438,760

IT Services—3.6%
International Business Machines Corp.	47,816	6,414,038

Leisure Equipment & Products—1.7%
Eastman Kodak Co.* (a)	724,805	3,044,181

Media—6.8%
DIRECTV - Class A*	89,200	3,713,396
Time Warner Cable, Inc.	51,553	2,783,347
Time Warner, Inc.	178,600	5,474,090

		11,970,833

Oil, Gas & Consumable Fuels—1.8%
BP Plc (ADR)	8,800	362,296
ConocoPhillips Co.	48,300	2,773,869

		3,136,165

Pharmaceuticals—1.9%
Merck & Co., Inc.	88,900	3,272,409

Semiconductors & Semiconductor Equipment—5.1%
Intel Corp.	162,400	3,122,952
Texas Instruments, Inc.	218,628	5,933,564

		9,056,516

Software—1.8%
Microsoft Corp.	132,300	3,240,027

Specialty Retail—1.6%
Best Buy Co., Inc.	67,600	2,760,108

Wireless Telecommunication Services—1.4%
Sprint Nextel Corp.*	531,900	2,462,697

Total Common Stocks (Cost $138,267,765)		173,727,914

MIST-63

Met Investors Series Trust

Legg Mason Value Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—1.6%

Security Description	Shares/Par Amount	Value

Mutual Funds—0.2%
State Street Navigator Securities Lending Prime Portfolio (b)	463,217	$463,217

Repurchase Agreement—1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $2,408,001 on 10/01/10 collateralized by $2,290,000 U.S. Treasury Note at 2.750% due 11/30/16 with a value of $2,458,888.	$2,408,000	2,408,000

Total Short-Term Investments (Cost $2,871,217)		2,871,217

Total Investments—100.1% (Cost $141,138,982#)		$176,599,131
Other assets and liabilities (net)—(0.1)%		(247,341)

Net Assets—100.0%		$176,351,790

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $141,138,982. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $37,188,569 and $1,728,420, respectively, resulting in a net unrealized appreciation of $35,460,149.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $432,335 and the collateral received consisted of cash in the amount of $463,217. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-64

Met Investors Series Trust

Legg Mason Value Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$173,727,914	$–	$–	$173,727,914

Short-Term Investments
Mutual Funds	463,217	–	–	463,217
Repurchase Agreement	–	2,408,000	–	2,408,000
Total Short-Term Investments	463,217	2,408,000	–	2,871,217

Total Investments	$174,191,131	$2,408,000	$–	$176,599,131

*	See Schedule of Investments for additional detailed categorizations.

MIST-65

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipals—0.3% of Net Assets

Security Description	Par Amount	Value

Virginia—0.3%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46 (Cost—$1,364,694)	$1,365,000	$945,126

Domestic Bonds & Debt Securities—22.4%

Aerospace & Defense—0.1%
Finmeccanica SpA 4.875%, due 03/24/25 (g)	290,000	403,637

Airlines—1.1%
Delta Air Lines, Inc. 8.954%, due 08/10/14	1,632,038	1,668,758
8.021%, due 08/10/22	1,726,136	1,718,507

		3,387,265

Auto Components—0.4%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28	1,228,000	1,135,900

Automobiles—2.2%
Ford Motor Co. 6.625%, due 10/01/28	5,750,000	5,476,875
7.450%, due 07/16/31 (a)	1,465,000	1,534,587

		7,011,462

Building Products—0.7%
Lafarge S.A. 4.750%, due 03/23/20 (g)	225,000	281,459
USG Corp. 6.300%, due 11/15/16	195,000	170,137
9.500%, due 01/15/18	1,495,000	1,474,444
Voto-Votorantim, Ltd. 6.750%, due 04/05/21 (144A) (b)	300,000	318,000

		2,244,040

Capital Markets—0.2%
Goldman Sachs Group, Inc. (The) 6.875%, due 01/18/38 (n)	100,000	164,321
Morgan Stanley 5.375%, due 11/14/13 (n)	240,000	398,934
Nomura Holdings, Inc. 6.700%, due 03/04/20	35,000	40,068

		603,323

Chemicals—0.2%
Hercules, Inc. 6.500%, due 06/30/29	10,000	8,225
Incitec Pivot Finance LLC 6.000%, due 12/10/19 (144A) (b)	80,000	84,966
LPG International, Inc. 7.250%, due 12/20/15	175,000	197,313
Mexichem S.A.B. de C.V. 8.750%, due 11/06/19 (144A) (b)	400,000	463,879

		754,383

Security Description	Par Amount	Value

Commercial & Professional Services—0.2%
United Rentals North America, Inc. 7.000%, due 02/15/14 (a)	$590,000	$592,950

Commercial Banks—2.1%
Akbank T.A.S. 5.125%, due 07/22/15 (144A) (b)	200,000	200,355
Barclays Bank Plc, Series EMTN 3.680%, due 08/20/15 (p)	220,000,000	194,393
BBVA Bancomer S.A./Texas 7.250%, due 04/22/20 (144A) (b)	300,000	325,179
Canara Bank (London Branch) 6.365%, due 11/28/21 (c)	450,000	451,364
CIT Group, Inc. 7.000%, due 05/01/13-05/01/16	909,850	905,951
7.000%, due 05/01/14-05/01/17 (a)	1,689,724	1,674,939
European Investment Bank 2.375%, due 07/10/20 (r)	430,000	469,098
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A) (b) (c)	695,000	700,436
International Bank for Reconstruction & Development (The), Series GDIF 2.300%, due 02/26/13 (p)	900,000,000	800,982
Standard Chartered Bank 5.875%, due 09/26/17 (g)	250,000	382,344

Wells Fargo & Co. 4.625%, due 11/02/35 (n)	215,000	320,742

		6,425,783

Consumer Finance—0.5%
Ally Financial, Inc. 8.000%, due 12/31/18-11/01/31	1,184,000	1,254,160
American General Finance Corp.
Series I 4.875%, due 07/15/12 (a)	200,000	190,000
Series J 5.900%, due 09/15/12	100,000	96,000
6.900%, due 12/15/17	100,000	84,000
Sydney Airport Finance Co. Pty, Ltd. 5.125%, due 02/22/21 (144A) (b)	140,000	139,863

		1,764,023

Containers & Packaging—0.0%
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14 (g)	100,000	140,760

Distributors—0.3%
Marfrig Overseas, Ltd.
9.625%, due 11/16/16 (144A) (b)	530,000	571,075
9.500%, due 05/04/20 (144A) (b)	300,000	319,875

		890,950

Diversified Financial Services—0.2%
Bank of America Corp. 4.750%, due 05/06/19 (c) (g)	285,000	392,301
Fibria Overseas Finance, Ltd. 7.500%, due 05/04/20 (144A) (b)	239,000	254,834

		647,135

MIST-66

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—2.6%
Axtel S.A.B. de C.V. 9.000%, due 09/22/19 (144A) (b)	$720,000	$667,800
Bell Canada 6.100%, due 03/16/35 (144A) (b) (f)	300,000	304,362
Level 3 Communications, Inc. 3.500%, due 06/15/12	1,320,000	1,255,650
Qtel International Finance, Ltd. 7.875%, due 06/10/19 (144A) (b)	300,000	372,590
Qwest Capital Funding, Inc.
7.625%, due 08/03/21	1,070,000	1,086,050
7.750%, due 02/15/31	1,445,000	1,466,675
Sprint Capital Corp.
6.900%, due 05/01/19	1,015,000	1,025,150
6.875%, due 11/15/28	970,000	892,400
8.750%, due 03/15/32	350,000	369,250
Telecom Italia Capital S.A. 6.000%, due 09/30/34	350,000	331,189
Telefonica Emisiones SAU 4.375%, due 02/02/16 (g)	140,000	200,152
Virgin Media Secured Finance Plc 7.000%, due 01/15/18 (n)	120,000	200,781

		8,172,049

Electric Utilities—0.8%
Abu Dhabi National Energy Co. 6.500%, due 10/27/36 (144A) (a) (b)	900,000	926,594
Dubai Electricity & Water Authority 8.500%, due 04/22/15 (144A) (b)	300,000	324,779
Empresas Publicas de Medellin ESP 7.625%, due 07/29/19 (144A) (b)	400,000	480,000
Majapahit Holding B.V.
8.000%, due 08/07/19 (144A) (a) (b)	400,000	486,000
7.750%, due 01/20/20 (144A) (a) (b)	200,000	241,557

		2,458,930

Food Products—1.4%
Albertson’s, Inc. 7.450%, due 08/01/29	5,470,000	4,458,050

Gas Utilities—0.1%
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (b)	395,000	388,088

Health Care Providers & Services—3.1%
DASA Finance Corp. 8.750%, due 05/29/18 (144A) (b)	430,000	485,255
HCA, Inc.
7.690%, due 06/15/25	755,000	709,700
7.500%, due 12/15/23-11/06/33	5,375,000	4,965,525
8.750%, due 11/01/10 (n)	120,000	188,984
6.500%, due 02/15/16	760,000	763,800
7.580%, due 09/15/25	625,000	584,375
7.050%, due 12/01/27	80,000	70,800
7.750%, due 07/15/36	1,420,000	1,313,500
Tenet Healthcare Corp. 6.875%, due 11/15/31	910,000	741,650

		9,823,589

Security Description	Par Amount	Value

Homebuilders—0.3%
Corp. GEO S.A.B de C.V. 8.875%, due 09/25/14 (144A) (b)	$400,000	$446,000
Urbi, Desarrollos Urbanos, S.A. de C.V. 9.500%, due 01/21/20 (144A) (b)	475,000	542,687

		988,687

Household Durables—0.3%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15 (a)	385,000	398,475
K. Hovnanian Enterprises, Inc.
7.750%, due 05/15/13 (a)	30,000	26,662
6.375%, due 12/15/14 (a)	170,000	123,250
6.250%, due 01/15/15	530,000	400,150
7.500%, due 05/15/16	15,000	9,975

		958,512

Independent Power Producers & Energy Traders—0.1%
Listrindo Capital B.V. 9.250%, due 01/29/15 (144A) (b)	400,000	454,149

Industrial Conglomerates—1.7%
Borden, Inc.
8.375%, due 04/15/16	3,030,000	2,590,650
9.200%, due 03/15/21	1,910,000	1,594,850
7.875%, due 02/15/23	899,000	687,735
Textron, Inc. 3.875%, due 03/11/13 (g)	250,000	345,998

		5,219,233

Machinery—0.2%
Cummins, Inc. 6.750%, due 02/15/27	509,000	555,926

Media—0.3%
Corus Entertainment, Inc. 7.250%, due 02/10/17 (144A) (b) (f)	190,000	195,716
Myriad International Holding B.V. 6.375%, due 07/28/17 (144A) (a) (b)	100,000	104,125
Shaw Communications, Inc. 5.650%, due 10/01/19 (f)	250,000	260,273
WPP Plc 6.000%, due 04/04/17 (n)	160,000	275,655

		835,769

Metals & Mining—0.6%
CSN Resources S.A. 6.500%, due 07/21/20 (144A) (b)	100,000	107,125
Gerdau Holdings, Inc. 7.000%, due 01/20/20 (144A) (a) (b)	400,000	444,734
Prime Dig Pte, Ltd. 11.750%, due 11/03/14 (144A) (b)	250,000	260,625
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A) (b)	430,000	387,000
Vale Overseas, Ltd. 6.875%, due 11/21/36	694,000	794,601

		1,994,085

MIST-67

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Multiline Retail—0.1%
JC Penney Corp., Inc. 7.625%, due 03/01/97	$250,000	$243,750

Oil, Gas & Consumable Fuels—0.9%
Adaro Indonesia PT 7.625%, due 10/22/19 (144A) (b)	400,000	438,000
Ecopetrol S.A. 7.625%, due 07/23/19 (a)	400,000	484,398
El Paso Corp. 6.950%, due 06/01/28	5,000	4,740
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27	540,000	261,900
Noble Group, Ltd. 6.750%, due 01/29/20 (144A) (b)	300,000	323,625
Pacific Rubiales Energy Corp. 8.750%, due 11/10/16 (144A) (b)	200,000	225,749
Pan American Energy LLC 7.875%, due 05/07/21 (144A) (b)	200,000	209,500
TXU Corp. 5.550%, due 11/15/14 (a)	630,000	340,200
6.500%, due 11/15/24	1,620,000	627,750
6.550%, due 11/15/34	120,000	46,200

		2,962,062

Paper & Forest Products—0.1%
Celulosa Arauco y Constitucion S.A. 7.250%, due 07/29/19	200,000	237,929
5.000%, due 01/21/21 (144A) (b)	170,000	172,399

		410,328

Real Estate Investment Trusts (REITs)—0.4%
iStar Financial, Inc. 5.650%, due 09/15/11	180,000	164,700
5.500%, due 06/15/12	115,000	97,750
5.950%, due 10/15/13	955,000	766,388
5.700%, due 03/01/14	125,000	98,281
6.050%, due 04/15/15 (a)	40,000	30,800
5.875%, due 03/15/16	40,000	30,650

		1,188,569

Road & Rail—0.2%
DP World, Ltd. 6.850%, due 07/02/37 (144A) (b)	500,000	470,402

Semiconductors & Semiconductor Equipment—0.1%
STATS ChipPAC, Ltd. 7.500%, due 08/12/15 (144A) (b)	150,000	162,375

Specialty Retail—0.2%
Edcon Proprietary, Ltd. 4.129%, due 06/15/14 (c) (g)	610,000	705,160

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 7.000%, due 04/21/20 (144A) (b)	200,000	212,627

Security Description	Par Amount	Value

Tobacco—0.1%
British American Tobacco Holdings (The Netherlands) B.V., Series EMTN 4.000%, due 07/07/20 (g)	$100,000	$142,884

Water Utilities—0.1%
Veolia Environnement 5.125%, due 05/24/22 (g)	200,000	305,627

Wireless Telecommunication Services—0.4%
British Telecommunications Plc 5.750%, due 12/07/28 (n)	150,000	226,647
Indosat Palapa Co. B.V. 7.375%, due 07/29/20 (144A) (b)	200,000	221,500
Nextel Communications, Inc., Series F 5.950%, due 03/15/14	754,000	754,000
Sprint Nextel Corp. 6.000%, due 12/01/16	109,000	108,182

		1,310,329

Total Domestic Bonds & Debt Securities (Cost $66,272,608)		70,422,791

Foreign Bonds & Debt Securities—2.0%

Canada—0.3%
Canadian Government Bond 4.500%, due 06/01/15 (f)	975,000	1,058,155

Germany—0.2%
Bundesrepublik Deutschland, Series 09 3.250%, due 01/04/20 (g)	365,000	538,486

New Zealand—0.3%
New Zealand Government Bond Series 1217 6.000%, due 12/15/17 (k)	550,000	433,755
Series 413 6.500%, due 04/15/13 (k)	520,000	405,454

		839,209

Norway—0.4%
Norwegian Government Bond 4.250%, due 05/19/17 (l)	1,950,000	358,121
4.500%, due 05/22/19 (l)	4,280,000	802,604

		1,160,725

Singapore—0.4%
Singapore Government Bond 1.625%, due 04/01/13 (o)	250,000	195,138
2.250%, due 07/01/13 (o)	1,355,000	1,079,234

		1,274,372

Sweden—0.3%
Sweden Government Bond, Series 1047 5.000%, due 12/01/20 (q)	5,650,000	1,018,923

Uruguay—0.1%
Uruguay Government International Bond 5.000%, due 09/14/18 (s)	3,000,000	168,556

MIST-68

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Uruguay—(Continued)
3.700%, due 06/26/37 (s)	$2,700,000	$134,517

		303,073

Total Foreign Bonds & Debt Securities (Cost $5,784,996)		6,192,943

Foreign Bonds & Debt Securities—Emerging Markets—2.5%

Brazil — 0.9%
Banco Nacional de Desenvolvimento Economico e Social 6.500%, due 06/10/19(144A) (a) (b)	400,000	459,897
Brazil Notas do Tesouro Nacional, Series B 6.000%, due 05/15/15 (e)	143,500	1,658,316
Brazilian Government International Bond 10.250%, due 01/10/28 (e)	1,050,000	693,834

		2,812,047

Indonesia — 0.2%
Indonesia Treasury Bond 11.500%, due 09/15/19 (h)	3,600,000,000	504,196

Malaysia — 0.1%
Malaysia Government Bond, Series 0509 3.210%, due 05/31/13 (i)	1,200,000	389,403

Mexico — 0.5%
Mexican Bonos, Series M 8.000%, due 12/17/15 (j)	11,000,000	960,190
8.500%, due 12/13/18 (j)	6,700,000	614,979

		1,575,169

Poland — 0.3%
Poland Government Bond, Series 1013 5.000%, due 10/24/13 (m)	2,450,000	841,366

South Korea — 0.3%
Korea Treasury Bond, Series 1409 5.000%, due 09/10/14 (p)	1,000,000,000	920,483

Turkey — 0.1%
Republic of Turkey 5.625%, due 03/30/21	400,000	433,500

United Arab Emirates — 0.1%
MDC-GMTN B.V. 7.625%, due 05/06/19(144A) (b)	250,000	300,631

Total Foreign Bonds & Debt Securities—Emerging Markets (Cost $7,004,176)		7,776,795

Convertible Bonds—2.6%

Automobiles—0.6%
Ford Motor Co. 4.250%, due 11/15/16	1,305,000	1,950,557

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.3%
Level 3 Communications, Inc. 5.250%, due 12/15/11	$255,000	$256,275
7.000%, due 03/15/15 (144A) (b)	1,015,000	904,619

		1,160,894

Real Estate Investment Trusts (REITs)—0.3%
iStar Financial, Inc. 1.033%, due 10/01/12 (c)	1,150,000	876,875

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp. 3.250%, due 08/01/39	2,670,000	3,130,575
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12	910,000	856,538

		3,987,113

Wireless Telecommunication Services—0.1%
NII Holdings, Inc. 3.125%, due 06/15/12	200,000	195,000

Total Convertible Bonds (Cost $7,359,368)		8,170,439

Common Stocks—67.5%
Security Description	Shares	Value

Aerospace & Defense—1.2%
Precision Castparts Corp. (a)	29,128	3,709,451

Airlines—1.3%
Cathay Pacific Airways, Ltd.	1,541,924	4,172,576

Automobiles—3.5%
Daimler AG*	105,634	6,686,002
Hyundai Motor Co.	31,190	4,185,247

		10,871,249

Beverages—1.3%
Anheuser-Busch InBev N.V.	72,690	4,260,353

Biotechnology—0.9%
Vertex Pharmaceuticals, Inc.* (a)	86,480	2,989,614

Chemicals—1.1%
LG Chem, Ltd.	11,456	3,350,762

Commercial Banks—6.0%
Banco Santander Chile (ADR)	42,924	4,144,312
Credicorp, Ltd.	28,478	3,243,644
Standard Chartered Plc	275,817	7,935,800
Yapi ve Kredi Bankasi A.S.*	987,778	3,399,013

		18,722,769

Communications Equipment—3.1%
F5 Networks, Inc.* (a)	25,049	2,600,337
HTC Corp.	174,000	3,946,804
QUALCOMM, Inc.	67,854	3,061,572

		9,608,713

MIST-69

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued))

Security Description	Shares	Value

Computers & Peripherals—5.5%
Apple, Inc.*	45,499	$12,910,341
NetApp, Inc.*	85,792	4,271,584

		17,181,925

Consumer Finance—1.3%
American Express Co.	97,626	4,103,221

Distributors—0.8%
Li & Fung, Ltd.	474,781	2,669,087

Energy Equipment & Services—2.1%
FMC Technologies, Inc.* (a)	67,033	4,577,684
Schlumberger, Ltd.	30,648	1,888,223

		6,465,907

Health Care Equipment & Supplies—1.2%
Sonova Holding AG	30,841	3,774,923

Hotels, Restaurants & Leisure—2.0%
Genting Singapore Plc*	1,867,000	2,643,875
Starwood Hotels & Resorts Worldwide, Inc. (a)	67,145	3,528,470

		6,172,345

Household Durables—1.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	254,000	3,584,315

Industrial Conglomerates—1.9%
Siemens AG	57,419	6,058,487

Internet & Catalog Retail—2.7%
Amazon.com, Inc.* (a)	28,425	4,464,430
Netflix, Inc.* (a)	24,247	3,931,894

		8,396,324

Internet Software & Services—2.5%
Baidu, Inc. (ADR)*	77,065	7,908,410

IT Services—1.6%
Cognizant Technology Solutions Corp. - Class A*	78,299	5,047,937

Machinery—5.9%
Atlas Copco A.B. - A Shares	209,723	4,039,521
Caterpillar, Inc.	55,261	4,347,935
Cummins, Inc.	35,086	3,178,090
Deere & Co.	56,606	3,949,967
FANUC, Ltd.	23,600	2,991,023

		18,506,536

Metals & Mining—1.0%
Antofagasta Plc	156,129	3,043,756

Multiline Retail—2.6%
Lojas Renner S.A.	168,139	5,744,980

Security Description	Shares	Value

Multiline Retail—(Continued)
S.A.C.I. Falabella	252,963	$2,459,341

		8,204,321

Oil, Gas & Consumable Fuels—2.0%
OGX Petroleo e Gas Participacoes S.A.*	226,067	2,937,059
Pacific Rubiales Energy Corp.*	118,200	3,321,702

		6,258,761

Personal Products—3.8%
Estee Lauder Cos., Inc. (The) - Class A (a)	41,856	2,646,555
Hypermarcas S.A.*	217,408	3,367,697
Natura Cosmeticos S.A.	217,593	5,833,421

		11,847,673

Pharmaceuticals—1.6%
Genomma Lab Internacional S.A. - Class B* (a)	1,463,768	2,804,997
Mylan, Inc.* (a)	103,150	1,940,251
Valeant Pharmaceuticals International, Inc. (a)	9,743	244,070

		4,989,318

Real Estate Management & Development—1.7%
Jones Lang LaSalle, Inc. (a)	62,157	5,362,284

Semiconductors & Semiconductor Equipment—3.1%
ARM Holdings Plc	748,698	4,672,956
Broadcom Corp. - Class A	61,473	2,175,530
Cree, Inc.* (a)	50,824	2,759,235

		9,607,721

Software—2.4%
Salesforce.com, Inc.* (a)	31,092	3,476,086
VMware, Inc. - Class A* (a)	49,616	4,214,383

		7,690,469

Specialty Retail—1.3%
Industria de Diseno Textil S.A.	52,946	4,192,810

Tobacco—1.0%
PT Gudang Garam Tbk	535,000	3,087,378

Total Common Stocks (Cost $163,651,084)		211,839,395

Preferred Stock—0.3%

Consumer Finance—0.3%
Ally Financial, Inc., Series G 7.000% (144A) (b) (Cost—$211,643)	906	815,598

Convertible Preferred Stock—0.5%

Diversified Telecommunication Services—0.5%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17 (Cost—$1,483,161)	2,063	1,671,030

MIST-70

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—15.2%

Security Description	Shares/Par Amount	Value

Mutual Funds—13.8%
State Street Navigator Securities Lending Prime Portfolio (d)	43,162,087	$43,162,087

Repurchase Agreements—1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $4,411,127 on 10/01/10 collateralized by $4,205,000 Federal National Mortgage Association at 3.000% due 09/16/14 with a value of $4,499,350.	$4,416,000	4,416,000
Total Short-Term Investments (Cost $47,578,087)		47,578,087

Total Investments—113.3% (Cost $300,709,817#)		355,412,204
Other assets and liabilities (net)—(13.3)%		(41,678,090)

Net Assets—100.0%		$313,734,114

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $300,709,817. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $59,736,930 and $5,034,543, respectively, resulting in a net unrealized appreciation of $54,702,387.
(a)	All or a portion of the security was held on loan. As of September 30, 2010 the market value of securities loaned was $41,768,841 and the collateral received consisted of cash in the amount of $43,162,087 and non-cash collateral with a value of $133,251. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $15,914,570, which is 5.1% of net assets.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(d)	Represents investment of collateral received from securities lending transactions.
(e)	Par shown in Brazilian Real. Value is shown in USD.
(f)	Par shown in Canadian Dollar. Value is shown in USD.
(g)	Par shown in Euro Currency. Value is shown in USD.
(h)	Par shown in Indonesian Rupiah. Value is shown in USD.
(i)	Par shown in Malaysian Ringgit. Value is shown in USD.
(j)	Par shown in Mexican Peso. Value is shown in USD.
(k)	Par shown in New Zealand Dollar. Value is shown in USD.
(l)	Par shown in Norwegian Krone. Value is shown in USD.
(m)	Par Shown in Polish Zloty. Value is shown in USD.
(n)	Par shown in Pound Sterling. Value is shown in USD.
(o)	Par shown in Singapore Dollar. Value is shown in USD.
(p)	Par shown in South Korean Won. Value is shown in USD.
(q)	Par shown in Swedish Krona. Value is shown in USD.
(r)	Par shown in Swiss Franc. Value is shown in USD.
(s)	Par shown in Uruguayan Peso. Value is shown in USD.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of September 30, 2010 (Unaudited)

Top Ten Countries	% of Net Assets
United States	65.3
Brazil	7.9
United Kingdom	5.5
Germany	4.2
Cayman Islands	3.1
South Korea	2.7
Mexico	2.3
Chile	2.2
Bermuda	2.0
Canada	1.7

Credit Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	7.5
AA	0.5
A	12.4
BBB	14.5
BB	21.0
B	33.8
C	9.4
Not Rated	0.9

Forward Foreign Currency Exchange Contracts to Buy:
Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/23/2011	Morgan Stanley & Co., Inc.	5,330,000	CNY	$803,542	$797,546	$5,996

CNY—	Yuan Renminbi

MIST-71

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments. The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$–	$945,126	$–	$945,126
Total Domestic Bonds & Debt Securities*	–	70,422,791	–	70,422,791

Total Foreign Bonds & Debt Securities*	–	6,192,943	–	6,192,943

Total Foreign Bonds & Debt Securities—Emerging Markets*	–	7,776,795	–	7,776,795

Total Convertible Bonds*	–	8,170,439	–	8,170,439

Common Stocks
Aerospace & Defense	3,709,451	–	–	3,709,451
Airlines	–	4,172,576	–	4,172,576
Automobiles	–	10,871,249	–	10,871,249
Beverages	–	4,260,353	–	4,260,353
Biotechnology	2,989,614	–	–	2,989,614
Chemicals	–	3,350,762	–	3,350,762
Commercial Banks	7,387,956	11,334,813	–	18,722,769
Communications Equipment	5,661,909	3,946,804	–	9,608,713
Computers & Peripherals	17,181,925	–	–	17,181,925
Consumer Finance	4,103,221	–	–	4,103,221
Distributors	–	2,669,087	–	2,669,087
Energy Equipment & Services	6,465,907	–	–	6,465,907
Health Care Equipment & Supplies	–	3,774,923	–	3,774,923
Hotels, Restaurants & Leisure	3,528,470	2,643,875	–	6,172,345
Household Durables	3,584,315	–	–	3,584,315
Industrial Conglomerates	–	6,058,487	–	6,058,487
Internet & Catalog Retail	8,396,324	–	–	8,396,324
Internet Software & Services	7,908,410	–	–	7,908,410
IT Services	5,047,937	–	–	5,047,937
Machinery	11,475,992	7,030,544	–	18,506,536
Metals & Mining	–	3,043,756	–	3,043,756
Multiline Retail	2,459,341	5,744,980	–	8,204,321
Oil, Gas & Consumable Fuels	6,258,761	–	–	6,258,761
Personal Products	6,014,252	5,833,421	–	11,847,673
Pharmaceuticals	4,989,318	–	–	4,989,318
Real Estate Management & Development	5,362,284	–	–	5,362,284
Semiconductors & Semiconductor Equipment	4,934,765	4,672,956	–	9,607,721
Software	7,690,469	–	–	7,690,469
Specialty Retail	–	4,192,810	–	4,192,810
Tobacco	–	3,087,378	–	3,087,378

Total Common Stocks	125,150,621	86,688,774	–	211,839,395

Total Preferred Stock*	815,598	–	–	815,598

Total Convertible Preferred Stock*	1,671,030	–	–	1,671,030

MIST-72

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$43,162,087	$–	$–	$43,162,087
Repurchase Agreements	–	4,416,000	–	4,416,000
Total Short-Term Investments	43,162,087	4,416,000	–	47,578,087

Total Investments	$170,799,336	$184,612,868	$–	$355,412,204

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$–	$5,996	$–	$5,996
Total Forward Contracts	–	5,996	–	5,996

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-73

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipals—0.3% of Net Assets

Security Description	Par Amount	Value

Chicago O’Hare International Airport Revenue, Build America Bonds
6.395%, due 01/01/40	$1,300,000	$1,382,316
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds
6.731%, due 07/01/43	3,350,000	3,602,623

Total Municipals (Cost $4,716,839)		4,984,939

Domestic Bonds & Debt Securities—79.8%

Aerospace & Defense—1.3%
Alliant Techsystems, Inc. 6.875%, due 09/15/20	850,000	868,063
DigitalGlobe, Inc. 10.500%, due 05/01/14	3,250,000	3,631,875
Esterline Technologies Corp. 6.625%, due 03/01/17	2,275,000	2,343,250
7.000%, due 08/01/20 (144A) (a) (b)	2,100,000	2,184,000
GeoEye, Inc. 9.625%, due 10/01/15	5,000,000	5,481,250
L-3 Communications Corp. 6.375%, due 10/15/15	3,550,000	3,678,687
Spirit Aerosystems, Inc. 7.500%, due 10/01/17	1,625,000	1,685,938
Triumph Group, Inc. 8.000%, due 11/15/17	2,250,000	2,317,500
UAL 2007-1 Pass Through Trust 6.636%, due 07/02/22	1,889,738	1,885,014

		24,075,577

Agriculture—0.2%
Bunge NA Finance LP 5.900%, due 04/01/17	1,375,000	1,491,474
Phibro Animal Health Corp. 9.250%, due 07/01/18 (144A) (b)	2,250,000	2,340,000

		3,831,474

Airlines—0.5%
CHC Helicopter S.A. 9.250%, due 10/15/20 (144A) (b)	2,400,000	2,436,000
Delta Air Lines, Inc. 9.500%, due 09/15/14 (144A) (b)	898,000	978,820
United Air Lines, Inc. 9.875%, due 08/01/13 (144A) (b)	4,000,000	4,360,000
12.000%, due 11/01/13 (144A) (b)	2,075,000	2,308,438

		10,083,258

Auto Components—1.4%
BorgWarner, Inc. 4.625%, due 09/15/20	1,510,000	1,536,484
Cooper-Standard Automotive, Inc. 8.500%, due 05/01/18 (144A) (a) (b)	3,750,000	3,928,125
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16 (a)	1,775,000	2,019,062

Security Description	Par Amount	Value

Auto Components—(Continued)
Stanadyne Corp., Series 1 10.000%, due 08/15/14	$2,075,000	$1,971,250
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15 (c)	2,750,000	2,282,500
Stoneridge, Inc. 9.500%, due 10/15/17 (144A) (b)	1,725,000	1,776,750
Tenneco Automotive, Inc. 8.625%, due 11/15/14	3,800,000	3,914,000
Tenneco, Inc. 7.750%, due 08/15/18 (144A) (b)	675,000	695,250
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (b)	5,350,000	5,711,125
8.875%, due 12/01/17 (144A) (b)	3,500,000	3,858,750

		27,693,296

Automobiles—0.2%
Ford Motor Co. 7.450%, due 07/16/31 (a)	4,345,000	4,551,388

Beverages—0.2%
Constellation Brands, Inc. 7.250%, due 05/15/17	4,275,000	4,579,594

Building Products—0.4%
Building Materials Corp. of America 7.500%, due 03/15/20 (144A) (b)	1,650,000	1,674,750
Masco Corp. 7.125%, due 03/15/20 (a)	3,500,000	3,587,099
Owens Corning, Inc. 9.000%, due 06/15/19	1,625,000	1,925,215

		7,187,064

Capital Markets—0.3%
Raymond James Financial, Inc. 8.600%, due 08/15/19	4,075,000	4,890,289

Chemicals—2.5%
Airgas, Inc. 7.125%, due 10/01/18 (144A) (b)	1,900,000	2,099,500
Ashland, Inc. 9.125%, due 06/01/17	2,100,000	2,415,000
Celanese U.S. Holdings LLC 6.625%, due 10/15/18 (144A) (b)	800,000	820,000
CF Industries, Inc. 7.125%, due 05/01/20	2,500,000	2,734,375
Chemtura Corp. 7.875%, due 09/01/18 (144A) (a) (b)	2,000,000	2,095,000
Huntsman International LLC 8.625%, due 03/15/20 (a)	5,000,000	5,225,000
Ineos Finance Plc 9.000%, due 05/15/15 (144A) (a) (b)	1,000,000	1,050,000
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A) (a) (b)	7,525,000	6,405,656
LBI Escrow Corp. 8.000%, due 11/01/17 (144A) (b)	4,000,000	4,380,000
Mosaic Co. (The) 7.375%, due 12/01/14 (144A) (b)	1,850,000	1,928,138

MIST-74

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Chemicals—(Continued)
Mosaic Global Holdings, Inc. 7.300%, due 01/15/28	$4,900,000	$5,717,134
Nalco Co. 8.875%, due 11/15/13 (a)	4,650,000	4,777,875
8.250%, due 05/15/17	2,000,000	2,220,000
Potash Corp. of Saskatchewan, Inc. 4.875%, due 03/30/20	2,050,000	2,183,435
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14	4,500,000	4,623,750

		48,674,863

Commercial & Professional Services—2.0%
ACCO Brands Corp. 10.625%, due 03/15/15	875,000	982,188
Aleris International, Inc. 10.000%, due 12/15/16 (d)	4,330,000	12,774
ARAMARK Corp. 3.966%, due 02/01/15 (a) (e)	3,000,000	2,748,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18	2,850,000	3,028,125
Brambles USA, Inc. 5.350%, due 04/01/20 (144A) (b)	3,350,000	3,596,034
Clean Harbors, Inc. 7.625%, due 08/15/16	2,655,000	2,774,475
Corrections Corp. of America 7.750%, due 06/01/17	4,700,000	5,076,000
Deluxe Corp. 7.375%, due 06/01/15	3,900,000	4,036,500
Geo Group, Inc. (The) 7.750%, due 10/15/17 (144A) (b)	2,900,000	3,059,500
Hertz Corp. 7.500%, due 10/15/18 ( 144A) (b)	5,000,000	5,006,250
Live Nation Entertainment, Inc. 8.125%, due 05/15/18 (144A) (a) (b)	4,750,000	4,779,687
United Rentals North America, Inc. 10.875%, due 06/15/16 (a)	2,000,000	2,267,500

		37,367,783

Commercial Banks—2.0%
CIT Group, Inc. 7.000%, due 05/01/16	16,000,000	15,840,000
Discover Bank, Series BKNT 8.700%, due 11/18/19	2,000,000	2,363,754
Fifth Third Capital Trust IV 6.500%, due 04/15/37 (e)	4,200,000	4,037,250
Regions Financial Corp. 7.750%, due 11/10/14	1,450,000	1,572,051
Royal Bank of Scotland Group Plc 5.000%, due 11/12/13 (a)	2,000,000	2,023,452
6.400%, due 10/21/19	1,500,000	1,632,233
SVB Financial Group 5.375%, due 09/15/20 (a)	2,150,000	2,188,081
Wachovia Capital Trust III 5.800%, due 12/31/49 (e)	3,143,000	2,789,413
Zions Bancorporation 7.750%, due 09/23/14 (a)	5,500,000	5,832,744

		38,278,978

Security Description	Par Amount	Value

Communications Equipment—0.7%
Brocade Communications Systems, Inc. 6.625%, due 01/15/18 (144A) (b)	$3,500,000	$3,657,500
6.875%, due 01/15/20 (144A) (a) (b)	2,900,000	3,059,500
MasTec, Inc. 7.625%, due 02/01/17	3,000,000	3,007,500
ViaSat, Inc. 8.875%, due 09/15/16	3,500,000	3,784,375

		13,508,875

Computers & Peripherals—0.9%
Seagate HDD Cayman 6.875%, due 05/01/20 (144A) (b)	4,150,000	4,108,500
SunGard Data Systems, Inc.
9.125%, due 08/15/13	4,525,000	4,643,781
10.250%, due 08/15/15 (a)	8,000,000	8,460,000

		17,212,281

Consumer Finance—1.4%
Ally Financial, Inc.
8.300%, due 02/12/15 (144A) (b)	6,650,000	7,265,125
7.500%, due 09/15/20 (144A) (b)	3,000,000	3,210,000
American Express Bank FSB S.A. 5.500%, due 04/16/13	3,000,000	3,267,324
American Express Credit Corp.
7.300%, due 08/20/13	3,000,000	3,450,564
2.750%, due 09/15/15	1,750,000	1,763,001
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	3,500,000	3,674,996
8.000%, due 06/01/14 (a)	3,000,000	3,283,176
Hyundai Capital America 3.750%, due 04/06/16 (144A) (b)	850,000	853,230

		26,767,416

Containers & Packaging—2.3%
Ardagh Packaging Finance Plc
7.375%, due 10/15/17 (144A) (b)	1,900,000	1,938,749
9.125%, due 10/15/20 (144A) (b)	2,250,000	2,289,656
Ball Corp.
6.625%, due 03/15/18	3,500,000	3,692,500
7.375%, due 09/01/19	2,000,000	2,185,000
Cascades, Inc.
7.750%, due 12/15/17	1,350,000	1,414,125
7.875%, due 01/15/20	950,000	995,125
CB Smurfit Stone 8.000%, due 03/15/17	5,000,000	181,250
Crown Cork & Seal, Inc. 7.375%, due 12/15/26	12,250,000	12,035,625
GCB Jefferson Smurfit 8.250%, due 10/01/12	1,750,000	72,188
Graphic Packaging International, Inc. 9.500%, due 08/15/13 (a)	7,938,000	8,146,372
Jefferson Smurfit 0.750%, due 06/01/13	4,000,000	165,000
Owens-Brockway Glass Container, Inc. 6.750%, due 12/01/14	1,800,000	1,858,500
Sealed Air Corp. 7.875%, due 06/15/17	2,500,000	2,711,990

MIST-75

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Containers & Packaging—(Continued)
Solo Cup Co.
8.500%, due 02/15/14 (a)	$1,450,000	$1,254,250
10.500%, due 11/01/13 (a)	1,500,000	1,560,000
Vitro S.A.B. de C.V. 9.125%, due 02/01/17 (d)	5,500,000	2,736,250

		43,236,580

Diversified Financial Services—4.0%
Asciano Finance, Ltd. 4.625%, due 09/23/20 (144A) (a) (b)	2,250,000	2,273,796
Bank of America Corp. 5.750%, due 12/01/17	2,650,000	2,837,427
Cantor Fitzgerald LP 7.875%, due 10/15/19 (144A) (b)	1,550,000	1,629,868
Capital One Capital VI 8.875%, due 05/15/40	5,000,000	5,256,250
CEDC Finance Corp. International, Inc. 9.125%, due 12/01/16 (144A) (a) (b)	3,500,000	3,771,250
Cemex Finance LLC 9.500%, due 12/14/16 (144A) (a) (b)	1,025,000	1,036,578
FMR LLC 5.350%, due 11/15/21 (144A) (b)	3,100,000	3,290,244
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, due 04/15/14	6,175,000	6,422,000
International Lease Finance Corp.
8.625%, due 09/15/15 (144A) (b)	2,700,000	2,895,750
8.750%, due 03/15/17 (144A) (b)	5,500,000	5,912,500
7.125%, due 09/01/18 (144A) (b)	1,450,000	1,569,625
JPMorgan Chase & Co.
6.000%, due 01/15/18	3,500,000	4,002,918
Series 1 7.900%, due 04/29/49 (e)	1,650,000	1,774,197
KKR Group Finance Co. 6.375%, due 09/29/20 (144A) (b)	2,600,000	2,660,250
Lazard Group LLC 7.125%, due 05/15/15	4,300,000	4,695,639
Morgan Stanley 6.000%, due 04/28/15	4,000,000	4,402,152
Nuveen Investments, Inc. 10.500%, due 11/15/15	6,900,000	6,891,375
PHH Corp. 9.250%, due 03/01/16(144A) (b)	1,360,000	1,414,400
Pinafore LLC 9.000%, due 10/01/18 (144A) (b)	825,000	868,313
Reynolds Group Issuer, Inc.
7.750%, due 10/15/16 (144A) (b)	4,825,000	4,933,562
8.500%, due 05/15/18 (144A) (b)	2,800,000	2,737,000
Sensus Metering Systems, Inc. 8.625%, due 12/15/13	4,000,000	4,060,000
Washington Mutual Bank/Henderson NV 6.875%, due 06/15/11 (d)	6,000,000	42,000
ZFS Finance USA Trust V 6.500%, due 05/09/37 (144A) (b) (e)	630,000	592,200

		75,969,294

Security Description	Par Amount	Value

Diversified Telecommunication Services—3.7%
Angel Lux Common S.A. 8.875%, due 05/01/16 (144A) (b)	$10,000,000	$10,675,000
CenturyTel, Inc., Series Q 6.150%, due 09/15/19 (a)	3,625,000	3,734,691
Ceridian Corp. 11.250%, due 11/15/15 (a)	3,825,000	3,547,687
Cincinnati Bell, Inc. 7.000%, due 02/15/15	800,000	804,000
Digicel Group, Ltd. 10.500%, due 04/15/18 (144A) (a) (b)	3,500,000	3,850,000
Inmarsat Finance Plc 7.375%, due 12/01/17 (144A) (b)	2,500,000	2,625,000
NII Capital Corp.
10.000%, due 08/15/16	3,500,000	3,998,750
8.875%, due 12/15/19	3,575,000	3,990,594
Qwest Communications International, Inc. 8.000%, due 10/01/15 (a)	2,900,000	3,153,750
Sprint Capital Corp. 6.900%, due 05/01/19	8,475,000	8,559,750
Syniverse Technologies, Inc. 7.750%, due 08/15/13	5,500,000	5,644,375
Valor Telecommunications Enterprises Finance Corp.
7.750%, due 02/15/15	2,325,000	2,407,665
Virgin Media Finance Plc
9.500%, due 08/15/16	2,600,000	2,934,750
8.375%, due 10/15/19	3,000,000	3,315,000
Wind Acquisition Finance S.A. 11.750%, due 07/15/17 (144A) (b)	4,225,000	4,755,766
Windstream Corp. 7.000%, due 03/15/19	7,425,000	7,313,625

		71,310,403

Electric Utilities—2.4%
Ameren Illnois Co. 8.875%, due 12/15/13	4,550,000	5,511,065
Black Hills Corp. 5.875%, due 07/15/20	2,000,000	2,119,262
Commonwealth Edison Co. 5.800%, due 03/15/18	4,000,000	4,686,296
Duquesne Light Holdings, Inc. 6.400%, due 09/15/20 (144A) (b)	3,650,000	3,719,138
Edison Mission Energy
7.750%, due 06/15/16	3,000,000	2,362,500
7.000%, due 05/15/17	2,825,000	2,055,188
Electricite de France (EDF) 6.500%, due 01/26/19 (144A) (b)	2,400,000	2,935,985
Mirant Americas Generation LLC 9.125%, due 05/01/31	7,075,000	6,738,937
Nisource Finance Corp. 6.150%, due 03/01/13	2,180,000	2,396,450
Northern States Power/Minnesota 5.250%, due 03/01/18 (a)	2,000,000	2,312,302
Peco Energy Co. 5.350%, due 03/01/18 (a)	3,125,000	3,633,669
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (a)	12,000,000	7,920,000

		46,390,792

MIST-76

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Electrical Equipment—1.2%
Baldor Electric Co. 8.625%, due 02/15/17	$9,750,000	$10,481,250
Belden, Inc.
7.000%, due 03/15/17	4,250,000	4,281,875
9.250%, due 06/15/19 (144A) (b)	2,300,000	2,495,500
Emerson Electric Co. 5.250%, due 10/15/18	3,500,000	4,094,825
Roper Industries, Inc. 6.250%, due 09/01/19	2,175,000	2,521,732

		23,875,182

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc. 5.500%, due 09/14/15	3,000,000	3,376,500
NXP B.V./NXP Funding LLC 9.500%, due 10/15/15 (a)	2,000,000	2,055,000
9.750%, due 08/01/18 (144A) (b)	1,825,000	1,952,750

		7,384,250

Energy Equipment & Services—1.4%
Alta Wind Holdings LLC 7.000%, due 06/30/35(144A) (b)	2,400,000	2,547,533
Cameron International Corp. 6.375%, due 07/15/18	1,920,000	2,188,656
Complete Production Services, Inc. 8.000%, due 12/15/16	4,000,000	4,140,000
Dresser-Rand Group, Inc. 7.375%, due 11/01/14	4,750,000	4,821,250
Hornbeck Offshore Services, Inc. 8.000%, due 09/01/17	2,000,000	1,962,500
Key Energy Services, Inc. 8.375%, due 12/01/14 (a)	2,900,000	3,074,000
Murray Energy Corp. 10.250%, due 10/15/15(144A) (b)	2,500,000	2,606,250
Offshore Group Investments, Ltd. 11.500%, due 08/01/15(144A) (a) (b)	675,000	712,125
Pride International, Inc. 6.875%, due 08/15/20	1,000,000	1,093,750
SEACOR Holdings, Inc. 7.375%, due 10/01/19	4,150,000	4,533,032

		27,679,096

Entertainment & Leisure—1.2%
Downstream Development Authority 12.000%, due 10/15/15(144A) (b)	2,300,000	2,210,875
Mohegan Tribal Gaming Authority 11.500%, due 11/01/17(144A) (a) (b)	4,200,000	3,780,000
MU Finance Plc 8.375%, due 02/01/17(144A) (b)	4,500,000	4,432,500
Peninsula Gaming LLC 8.375%, due 08/15/15 (a)	975,000	1,018,875
Universal City Development Partners 8.875%, due 11/15/15	1,950,000	2,020,687
10.875%, due 11/15/16 (a)	1,500,000	1,631,250
WMG Acquisition Corp. 7.375%, due 04/15/14 (a)	1,250,000	1,184,375
9.500%, due 06/15/16 (a)	7,000,000	7,525,000

		23,803,562

Security Description	Par Amount	Value

Food & Staples Retailing—0.6%
Ingles Markets, Inc. 8.875%, due 05/15/17	$4,000,000	$4,330,000
Rite Aid Corp. 9.375%, due 12/15/15 (a)	3,250,000	2,819,375
10.250%, due 10/15/19 (a)	1,650,000	1,726,313
Supervalu, Inc. 7.500%, due 11/15/14	2,100,000	2,121,000
Woolworths, Ltd. 2.550%, due 09/22/15(144A) (b)	850,000	861,429

		11,858,117

Food Products—2.2%
Bumble Bee Foods LLC 7.750%, due 12/15/15	4,398,000	4,727,850
Corn Products International, Inc. 4.625%, due 11/01/20	1,825,000	1,869,710
Del Monte Corp. 7.500%, due 10/15/19	1,350,000	1,463,063
Dole Food Co., Inc. 8.750%, due 07/15/13 (a)	7,975,000	8,513,312
General Mills, Inc. 5.200%, due 03/17/15	4,000,000	4,581,820
H.J. Heinz Co. 5.350%, due 07/15/13	3,000,000	3,315,720
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.250%, due 04/01/15 (144A) (b)	1,800,000	1,881,000
10.625%, due 04/01/17 (a)	1,225,000	1,309,219
8.250%, due 09/01/17 (144A) (b)	1,500,000	1,522,500
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12 (a)	7,675,000	7,722,969
Viterra, Inc. 5.950%, due 08/01/20(144A) (b)	4,250,000	4,381,000

		41,288,163

Gas Utilities—1.1%
Ferrellgas LP 6.750%, due 05/01/14 (a)	5,500,000	5,623,750
Ferrellgas Partners LP 8.625%, due 06/15/20	2,500,000	2,693,750
National Fuel Gas Co. 6.500%, due 04/15/18	7,200,000	8,110,858
8.750%, due 05/01/19	1,750,000	2,238,476
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 03/15/20 (a)	1,475,000	1,574,562

		20,241,396

Health Care Equipment & Supplies—0.9%
Bausch & Lomb, Inc. 9.875%, due 11/01/15 (a)	5,500,000	5,878,125
Biomet, Inc. 10.000%, due 10/15/17 (a)	6,500,000	7,206,875
VWR Funding, Inc., Series B 10.250%, due 07/15/15 (a) (f)	4,225,000	4,404,562

		17,489,562

Health Care Providers & Services—4.5%
Capella Healthcare, Inc. 9.250%, due 07/01/17(144A) (b)	3,000,000	3,217,500
Centene Corp. 7.250%, due 04/01/14	4,825,000	5,005,937

MIST-77

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
Community Health Systems, Inc. 8.875%, due 07/15/15	$10,000,000	$10,650,000
DaVita, Inc. 7.250%, due 03/15/15	7,500,000	7,823,437
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14	2,950,000	3,112,250
HCA, Inc. 6.375%, due 01/15/15 (a)	5,000,000	5,012,500
9.125%, due 11/15/14	10,000,000	10,562,500
9.875%, due 02/15/17	1,175,000	1,304,250
7.875%, due 02/15/20	2,100,000	2,307,375
HealthSouth Corp. 8.125%, due 02/15/20	5,250,000	5,486,250
National Mentor Holdings, Inc. 11.250%, due 07/01/14	935,000	956,038
Select Medical Corp. 7.625%, due 02/01/15 (a)	4,100,000	4,023,125
Sun Healthcare Group, Inc. 9.125%, due 04/15/15	7,450,000	7,934,250
Tenet Healthcare Corp. 9.250%, due 02/01/15 (a)	2,500,000	2,696,875
8.875%, due 07/01/19	1,250,000	1,385,938
UHS Escrow Corp. 7.000%, due 10/01/18 (144A) (b)	600,000	624,587
United Surgical Partners International, Inc. 8.875%, due 05/01/17	5,000,000	5,137,500
UnitedHealth Group, Inc. 4.875%, due 04/01/13	2,269,000	2,448,126
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18 (a)	6,750,000	6,885,000

		86,573,438

Hotels, Restaurants & Leisure—4.2%
AMC Entertainment, Inc. 8.000%, due 03/01/14	1,700,000	1,723,375
Ameristar Casinos, Inc. 9.250%, due 06/01/14 (a)	1,925,000	2,064,563
Boyd Gaming Corp. 7.125%, due 02/01/16	4,750,000	3,995,937
Gaylord Entertainment Co. 6.750%, due 11/15/14 (a)	2,400,000	2,364,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (b)	4,600,000	4,697,750
Harrah’s Operating Co., Inc. 12.750%, due 04/15/18 (144A) (b)	4,000,000	3,730,000
Hyatt Hotels Corp. 5.750%, due 08/15/15 (144A) (b)	3,000,000	3,238,620
International Game Technology 7.500%, due 06/15/19	1,200,000	1,428,455
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14 (a)	6,000,000	5,460,000
Las Vegas Sands Corp. 6.375%, due 02/15/15 (a)	2,000,000	2,027,500
Marina District Finance Co., Inc. 9.875%, due 08/15/18 (144A) (a) (b)	4,500,000	4,365,000
McDonald’s Corp. 5.000%, due 02/01/19	4,100,000	4,750,485
MCE Finance, Ltd. 10.250%, due 05/15/18 (144A) (a) (b)	2,500,000	2,796,875

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
MGM Resorts International 6.750%, due 04/01/13	$3,500,000	$3,268,125
9.000%, due 03/15/20 (144A) (b)	1,100,000	1,177,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.
11.625%, due 04/15/16 (144A) (b)	1,500,000	1,533,750
River Rock Entertainment Authority 9.750%, due 11/01/11	4,850,000	4,401,375
Scientific Games International, Inc. 9.250%, due 06/15/19	2,550,000	2,722,125
Seneca Gaming Corp. 7.250%, due 05/01/12	3,500,000	3,465,000
Snoqualmie Entertainment Authority 9.125%, due 02/01/15 (144A) (b)	5,225,000	4,624,125
Speedway Motorsports, Inc. 8.750%, due 06/01/16	3,500,000	3,797,500
Starwood Hotels & Resorts Worldwide, Inc. 6.750%, due 05/15/18 (a)	900,000	972,000
Station Casinos, Inc. 6.500%, due 02/01/14 (d)	4,500,000	450
Turning Stone Casino Resort Enterprise 9.125%, due 09/15/14 (144A) (b)	2,350,000	2,394,063
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16	4,000,000	4,275,000
Wyndham Worldwide Corp. 5.750%, due 02/01/18	750,000	753,488
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.875%, due 11/01/17 (a)	3,750,000	4,040,625

		80,067,186

Household Durables—1.0%
Beazer Homes USA, Inc. 6.500%, due 11/15/13 (a)	2,000,000	1,932,500
Diversey, Inc. 8.250%, due 11/15/19	2,500,000	2,687,500
K. Hovnanian Enterprises, Inc. 10.625%, due 10/15/16 (a)	2,050,000	2,062,813
KB Home 9.100%, due 09/15/17	4,125,000	4,259,062
Lennar Corp., Series B 12.250%, due 06/01/17 (a)	3,600,000	4,266,000
Whirlpool Corp. 8.600%, due 05/01/14	3,177,000	3,785,770

		18,993,645

Independent Power Producers & Energy Traders—1.0%
AES Corp. (The) 8.000%, due 10/15/17	7,000,000	7,595,000
NRG Energy, Inc. 7.250%, due 02/01/14	3,500,000	3,600,625
PSEG Power LLC 5.320%, due 09/15/16 (a)	6,352,000	7,118,661
RRI Energy, Inc. 6.750%, due 12/15/14	1,571,000	1,614,202

		19,928,488

Insurance—1.2%
American General Finance Corp., Series J 6.900%, due 12/15/17	4,325,000	3,633,000
AXA S.A. 6.379%, due 12/14/49 (144A) (b) (e)	2,325,000	2,040,187

MIST-78

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Insurance—(Continued)
Fidelity National Financial, Inc. 6.600%, due 05/15/17	$3,700,000	$3,823,103
HUB International Holdings, Inc. 9.000%, due 12/15/14 (144A) (b)	3,200,000	3,176,000
Liberty Mutual Group, Inc. 10.750%, due 06/15/58 (144A) (b) (e)	3,150,000	3,748,500
USI Holdings Corp. 4.251%, due 11/15/14 (144A) (b) (e)	3,950,000	3,382,187
Willis North America, Inc. 7.000%, due 09/29/19	2,425,000	2,670,151

		22,473,128

Internet & Catalog Retail—0.4%
Brookstone Co., Inc. 12.000%, due 10/15/12	3,950,000	3,416,750
Expedia, Inc. 8.500%, due 07/01/16	3,125,000	3,414,063

		6,830,813

Internet Software & Services—0.2%
Equinix, Inc. 8.125%, due 03/01/18	3,500,000	3,753,750

IT Services — 0.3%
Fidelity National Information Services, Inc. 7.625%, due 07/15/17 (144A) (b)	1,150,000	1,233,375
7.875%, due 07/15/20 (144A) (b)	950,000	1,028,375
ManTech International Corp. 7.250%, due 04/15/18	2,900,000	3,023,250
Unisys Corp. 14.250%, due 09/15/15 (144A) (b)	481,000	574,795

		5,859,795

Leisure Equipment & Products—0.1%
Equinox Holdings, Inc. 9.500%, due 02/01/16 (144A) (a) (b)	1,000,000	1,027,500
Mattel, Inc. 4.350%, due 10/01/20	600,000	607,512

		1,635,012

Life Sciences Tools & Services—0.5%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14	6,700,000	6,867,500
8.000%, due 09/15/16	2,000,000	2,180,000
Life Technologies Corp. 6.000%, due 03/01/20	1,250,000	1,418,608

		10,466,108

Machinery—2.1%
Actuant Corp. 6.875%, due 06/15/17	3,475,000	3,561,875
Altra Holdings, Inc. 8.125%, due 12/01/16	4,250,000	4,441,250
Gardner Denver, Inc. 8.000%, due 05/01/13	4,750,000	4,868,750
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18 (a)	4,500,000	4,657,500

Security Description	Par Amount	Value

Mueller Water Products, Inc. 7.375%, due 06/01/17 (a)	$5,550,000	$4,925,625
Navistar International Corp. 8.250%, due 11/01/21 (a)	4,800,000	5,148,000
Oshkosh Corp. 8.500%, due 03/01/20	1,625,000	1,767,188
SPX Corp. 6.875%, due 09/01/17 (144A) (b)	4,900,000	5,218,500
Timken Co. (The) 6.000%, due 09/15/14	2,650,000	2,949,206
Valmont Industries, Inc. 6.625%, due 04/20/20	3,500,000	3,601,953

		41,139,847

Manufacturing—0.7%
Amsted Industries, Inc. 8.125%, due 03/15/18 (144A) (b)	3,400,000	3,565,750
Park-Ohio Industries, Inc. 8.375%, due 11/15/14	2,700,000	2,646,000
RBS Global, Inc./Rexnord Corp. 8.500%, due 05/01/18 (a)	7,000,000	7,148,750

		13,360,500

Media—4.8%
Affinion Group, Inc.
11.500%, due 10/15/15	4,300,000	4,563,375
10.125%, due 10/15/13	1,225,000	1,261,750
Allbritton Communications Co. 8.000%, due 05/15/18	2,900,000	2,921,750
Belo Corp. 8.000%, due 11/15/16	1,200,000	1,288,500
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	1,862,780	2,221,365
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%, due 04/30/20 (144A) (b)	4,900,000	5,218,500
Cinemark USA, Inc. 8.625%, due 06/15/19 (a)	3,300,000	3,531,000
DirecTV Holdings LLC/DirecTV Financing Co. 6.375%, due 06/15/15	8,000,000	8,320,000
Discovery Communications LLC 5.625%, due 08/15/19 (a)	2,325,000	2,623,858
EchoStar DBS Corp. 7.125%, due 02/01/16	6,000,000	6,337,500
Entravision Communications Corp. 8.750%, due 08/01/17 (144A) (b)	1,750,000	1,793,750
Fox Acquisition Subordinated LLC 13.375%, due 07/15/16 (144A) (b)	1,150,000	1,190,250
Gray Television, Inc. 10.500%, due 06/29/15 (a)	2,500,000	2,509,375
Grupo Televisa S.A. 6.000%, due 05/15/18 (a)	1,050,000	1,174,557
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	5,500,000	5,871,250
10.000%, due 07/15/17	1,400,000	1,641,500
Ion Media Networks, Inc. 0.000%, due 01/15/13 (144A) (b) (d)	2,212,707	33,191
Lamar Media Corp. 7.875%, due 04/15/18	2,500,000	2,637,500
LIN Television Corp.
6.500%, due 05/15/13 (a)	5,000,000	5,025,000

MIST-79

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
8.375%, due 04/15/18 (144A) (b)	$2,000,000	$2,110,000
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)	3,275,000	3,365,062
Mediacom LLC/Mediacom Capital Corp. 9.125%, due 08/15/19 (a)	6,350,000	6,604,000
Nielsen Finance LLC/Nielsen Finance Co. 0.000%/12.500% , due 08/01/16 (c)	6,000,000	6,037,500
7.750%, due 10/15/18 (144A) (b)	1,300,000	1,290,471
ProQuest LLC 9.000%, due 10/15/18 (144A) (b)	2,600,000	2,652,000
Regal Entertainment Group 9.125%, due 08/15/18	750,000	790,313
Salem Communications Corp. 9.625%, due 12/15/16 (a)	1,883,000	2,010,103
Sinclair Television Group, Inc. 9.250%, due 11/01/17 (144A) (b)	2,000,000	2,155,000
Umbrella Acquisition, Inc. 9.750%, due 03/15/15(144A) (b) (f)	5,042,574	4,853,477

		92,031,897

Metals & Mining—3.1%
AK Steel Corp. 7.625%, due 05/15/20 (a)	1,100,000	1,119,250
Algoma Acquisition Corp. 9.875%, due 06/15/15(144A) (b)	4,680,000	4,194,450
Allegheny Ludlum Corp. 6.950%, due 12/15/25 (a)	3,700,000	3,734,195
Anglo American Capital Plc 9.375%, due 04/08/14(144A) (a) (b)	2,000,000	2,464,254
Arch Coal, Inc.
8.750%, due 08/01/16 (a)	2,600,000	2,879,500
7.250%, due 10/01/20	600,000	636,750
Barrick Gold Corp. 6.950%, due 04/01/19 (a)	750,000	954,933
Cliffs Natural Resources, Inc. 5.900%, due 03/15/20	3,500,000	3,849,493
Essar Steel Algoma, Inc. 9.375%, due 03/15/15(144A) (b)	2,400,000	2,424,000
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	5,000,000	5,143,750
Freeport McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17	7,000,000	7,823,648
Gold Fields Orogen Holding BVI, Ltd. 4.875%, due 10/07/20 (144A) (b)	3,400,000	3,376,098
Noranda Aluminium Acquisition Corp. 5.373%, due 05/15/15 (e) (f)	4,178,717	3,536,239
Peabody Energy Corp. 5.875%, due 04/15/16 (a)	3,750,000	3,825,000
7.375%, due 11/01/16	3,250,000	3,558,750
Steel Dynamics, Inc. 7.625%, due 03/15/20 (144A) (b)	2,500,000	2,606,250
Teck Resources, Ltd.
9.750%, due 05/15/14	845,000	1,042,634
10.750%, due 05/15/19	3,199,000	4,034,505
United States Steel Corp. 7.375%, due 04/01/20 (a)	2,050,000	2,147,375

		59,351,074

Security Description	Par Amount	Value

Multiline Retail—1.1%
JC Penney Corp., Inc. 7.950%, due 04/01/17	$3,250,000	$3,664,375
Macy’s Retail Holdings, Inc. 8.375%, due 07/15/15 (a)	2,500,000	2,875,000
5.900%, due 12/01/16	5,000,000	5,350,000
6.375%, due 03/15/37	1,250,000	1,243,750
QVC, Inc. 7.125%, due 04/15/17 (144A) (b)	2,500,000	2,581,250
7.375%, due 10/15/20 (144A) (b)	3,500,000	3,613,750
Sears Holding Corp. 6.625%, due 10/15/18 (144A) (b)	1,300,000	1,310,153

		20,638,278

Oil, Gas & Consumable Fuel—9.0%
Brigham Exploration Co. 8.750%, due 10/01/18 (144A) (b)	2,300,000	2,374,750
Chesapeake Energy Corp. 7.250%, due 12/15/18	7,900,000	8,551,750
6.625%, due 08/15/20	4,100,000	4,305,000
Cimarex Energy Co. 7.125%, due 05/01/17	7,950,000	8,387,250
Colorado Interstate Gas Co. 6.800%, due 11/15/15 (a)	2,107,000	2,493,466
Concho Resources, Inc. 8.625%, due 10/01/17	1,250,000	1,331,250
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A) (b)	3,500,000	3,841,250
Continental Resources, Inc. 8.250%, due 10/01/19	6,500,000	7,150,000
7.375%, due 10/01/20 (144A) (b)	1,750,000	1,846,250
Dynegy Holdings, Inc. 6.875%, due 04/01/11 (a)	2,375,000	2,392,813
8.375%, due 05/01/16 (a)	7,000,000	5,495,000
7.750%, due 06/01/19	3,925,000	2,708,250
El Paso Corp. 7.000%, due 06/15/17	7,000,000	7,468,062
7.250%, due 06/01/18	1,600,000	1,732,509
6.500%, due 09/15/20 (144A) (b)	1,600,000	1,636,000
El Paso Natural Gas Co. 5.950%, due 04/15/17	4,000,000	4,423,900
Forest Oil Corp. 8.500%, due 02/15/14	2,575,000	2,826,062
7.250%, due 06/15/19	7,500,000	7,706,250
KCS Energy, Inc. 7.125%, due 04/01/12	2,500,000	2,512,500
Kerr-McGee Corp. 6.950%, due 07/01/24	6,850,000	7,489,331
Linn Energy LLC 7.750%, due 02/01/21 (144A) (b)	4,000,000	4,055,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.875%, due 11/01/14	5,000,000	5,093,750
8.750%, due 04/15/18	4,400,000	4,774,000
Nabors Industries, Inc. 6.150%, due 02/15/18	4,000,000	4,458,576
Newfield Exploration Co. 7.125%, due 05/15/18	3,950,000	4,236,375
Northwest Pipeline Corp. 7.000%, due 06/15/16	2,500,000	3,022,357
6.050%, due 06/15/18	900,000	1,057,432

MIST-80

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuel—(Continued)
Pan American Energy LLC 7.875%, due 05/07/21 (144A) (b)	$3,000,000	$3,142,500
Panhandle Eastern Pipeline Co. 7.000%, due 06/15/18	1,850,000	2,155,415
Patriot Coal Corp. 8.250%, due 04/30/18	3,000,000	3,007,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.250%, due 04/15/18	3,075,000	3,201,844
Petrobras International Finance Co. 5.875%, due 03/01/18 (a)	2,500,000	2,790,485
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28	1,510,000	1,564,493
QEP Resources, Inc. 6.800%, due 03/01/20	1,450,000	1,512,765
6.875%, due 03/01/21	2,500,000	2,718,750
Quicksilver Resources, Inc. 7.125%, due 04/01/16	1,875,000	1,860,938
8.250%, due 08/01/15	7,000,000	7,420,000
Range Resources Corp. 7.250%, due 05/01/18	2,525,000	2,663,875
8.000%, due 05/15/19	4,125,000	4,527,187
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14 (144A) (a) (b)	1,500,000	1,651,707
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	3,500,000	4,120,518
Tesoro Corp. 9.750%, due 06/01/19 (a)	2,000,000	2,210,000
Whiting Petroleum Corp. 6.500%, due 10/01/18 (a)	1,000,000	1,025,000
Williams Cos., Inc. (The) 7.875%, due 09/01/21	4,443,000	5,405,052
Williams Partners LP 5.250%, due 03/15/20	2,300,000	2,504,969
Williams Partners LP/Williams Partners Finance Corp.
7.250%, due 02/01/17	4,500,000	5,367,154

		172,219,285

Paper & Forest Products—0.9%
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17	2,500,000	2,693,750
Cellu Tissue Holdings, Inc. 11.500%, due 06/01/14	1,700,000	2,006,000
Georgia-Pacific LLC 8.250%, due 05/01/16 (144A) (b)	3,000,000	3,348,750
Graham Packaging Co. LP/GPC Capital Corp. I
8.250%, due 01/01/17 (144A) (b)	2,000,000	2,020,000
8.250%, due 10/01/18 (144A) (a) (b)	2,500,000	2,550,000
NewPage Corp. 11.375%, due 12/31/14 (a)	2,375,000	2,161,250
Weyerhaeuser Co. 7.375%, due 10/01/19 (a)	1,600,000	1,752,869

		16,532,619

Personal Products—0.7%
Elizabeth Arden, Inc. 7.750%, due 01/15/14 (a)	9,300,000	9,404,625
Mead Johnson Nutrition Co. 4.900%, due 11/01/19	3,000,000	3,305,595

		12,710,220

Security Description	Par Amount	Value

Pharmaceuticals—0.6%
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	$2,500,000	$2,562,500
Mylan, Inc. 7.625%, due 07/15/17 (144A) (b)	1,200,000	1,282,500
7.875%, due 07/15/20 (144A) (b)	2,200,000	2,367,750
Novartis Securities Investment, Ltd. 5.125%, due 02/10/19	2,450,000	2,817,769
Warner Chilcott Co. LLC 7.750%, due 09/15/18 (144A) (b)	1,700,000	1,755,250

		10,785,769

Professional Services—0.1%
FTI Consulting, Inc. 6.750%, due 10/01/20 (144A) (b)	1,900,000	1,928,500

Real Estate Investment Trusts (REITs)—1.0%
Developers Diversified Realty Corp. 7.875%, due 09/01/20	2,625,000	2,724,587
DuPont Fabros Technology LP 8.500%, due 12/15/17	2,700,000	2,909,250
Felcor Lodging LP 10.000%, due 10/01/14 (a)	1,550,000	1,691,438
Health Care REIT, Inc. 6.125%, due 04/15/20	2,000,000	2,145,022
Host Marriott LP 6.375%, due 03/15/15	3,000,000	3,086,250
Omega Healthcare Investors, Inc. 7.500%, due 02/15/20 (144A) (b)	1,700,000	1,793,500
6.750%, due 10/15/22 (144A) (b)	675,000	670,359
ProLogis 5.625%, due 11/15/16	1,129,000	1,088,320
6.875%, due 03/15/20	4,000,000	3,939,176

		20,047,902

Semiconductors & Semiconductor Equipment —0.9%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (a)	2,000,000	2,120,000
7.750%, due 08/01/20 (144A) (b)	3,800,000	3,942,500
Freescale Semiconductor, Inc. 10.125%, due 03/15/18 (144A) (a) (b)	2,000,000	2,135,000
9.250%, due 04/15/18 (144A) (b)	2,000,000	2,080,000
10.750%, due 08/01/20 (144A) (a) (b)	4,700,000	4,735,250
KLA-Tencor Corp. 6.900%, due 05/01/18	2,675,000	3,073,080

		18,085,830

Software—0.7%
First Data Corp. 9.875%, due 09/24/15	4,600,000	3,783,500
Open Solutions, Inc. 9.750%, due 02/01/15( 144A) (b)	3,500,000	2,485,000
Serena Software, Inc. 10.375%, due 03/15/16	2,425,000	2,497,750
Vangent, Inc. 9.625%, due 02/15/15	5,000,000	4,606,250

		13,372,500

MIST-81

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Specialty Retail—1.4%
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16	$7,250,000	$7,648,750
8.750%, due 03/01/15	350,000	379,312
Limited Brands, Inc. 8.500%, due 06/15/19 (a)	1,250,000	1,459,375
7.000%, due 05/01/20 (a)	4,275,000	4,638,375
7.600%, due 07/15/37	1,500,000	1,477,500
Michaels Stores, Inc. 10.000%, due 11/01/14 (a)	2,000,000	2,117,500
Toys R Us Property Co. I LLC 10.750%, due 07/15/17	4,900,000	5,561,500
Toys R Us Property Co. II LLC 8.500%, due 12/01/17 (144A) (b)	2,550,000	2,709,375

		25,991,687

Textiles, Apparel & Luxury Goods—0.6%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)	2,696,000	2,736,440
Levi Strauss & Co. 8.875%, due 04/01/16 (a)	3,000,000	3,187,500
7.625%, due 05/15/20 (a)	2,000,000	2,085,000
Quiksilver, Inc. 6.875%, due 04/15/15	3,500,000	3,333,750

		11,342,690

Thrifts & Mortgage Finance—0.2%
Provident Funding Associates 10.250%, due 04/15/17 (144A) (b)	3,550,000	3,674,250

Trading Companies & Distributors—0.3%
Interline Brands, Inc. 8.125%, due 06/15/14	5,500,000	5,706,250

Transportation—0.5%
Commercial Barge Line Co. 12.500%, due 07/15/17 (a)	2,075,000	2,292,875
Travelport LLC 9.875%, due 09/01/14	2,500,000	2,584,375
9.000%, due 03/01/16 (144A) (b)	4,000,000	3,990,000

		8,867,250

Wireless Telecommunication Services—2.3%
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.750%, due 05/01/17 (144A) (b)	6,000,000	6,660,000
Intelsat Bermuda S.A. 7.284%/11.250% , due 02/04/17 (c)	8,750,000	9,417,188
iPCS, Inc. 3.716%, due 05/01/14 (e) (f)	4,142,777	3,966,709
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (a)	6,000,000	6,315,000
7.875%, due 09/01/18 (a)	4,600,000	4,761,000
SBA Telecommunications, Inc. 8.250%, due 08/15/19	3,000,000	3,315,000
Sprint Nextel Corp. 8.375%, due 08/15/17 (a)	4,650,000	5,068,500
Telemar Norte Leste S.A. 5.500%, due 10/23/20 (144A) (b)	2,095,000	2,130,505

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
Telemovil Finance Co., Ltd. 8.000%, due 10/01/17 (144A) (a) (b)	$2,700,000	$2,787,314

		44,421,216

Total Domestic Bonds & Debt Securities (Cost $1,466,811,841)		1,528,017,460

Convertible Bonds—11.8%

Aerospace & Defense—0.2%
GenCorp, Inc. 2.250%, due 11/15/24	3,560,000	3,453,200

Airlines—0.2%
UAL Corp. 4.500%, due 06/30/21	4,000,000	4,041,720

Automobiles—0.4%
Ford Motor Co. 4.250%, due 11/15/16	4,500,000	6,726,060

Beverages—0.4%
Central European Distribution Corp. 3.000%, due 03/15/13 (a)	2,988,000	2,719,080
Molson Coors Brewing Co. 2.500%, due 07/30/13 (a)	5,000,000	5,643,750

		8,362,830

Biotechnology—1.6%
Amgen, Inc. 0.125%, due 02/01/11	4,000,000	4,005,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13	3,500,000	5,114,375
Decode Genetics, Inc. 3.500%, due 04/15/11 (d)	1,666,000	31,237
Fisher Scientific International, Inc. 3.250%, due 03/01/24 (a)	2,125,000	2,677,500
Gilead Sciences, Inc. 0.625%, due 05/01/13 (a)	5,000,000	5,518,750
Human Genome Sciences, Inc. 2.250%, due 10/15/11	3,100,000	6,211,625
Incyte Corp., Ltd. 4.750%, due 10/01/15	1,500,000	3,016,875
Vertex Pharmaceuticals, Inc. 3.350%, due 10/01/15	3,000,000	2,996,250

		29,571,612

Commercial & Professional Services—0.2%
Charles River Associates, Inc. 2.875%, due 06/15/34	3,000,000	3,003,750

Commercial Banks—0.0%
National City Corp. 4.000%, due 02/01/11	500,000	506,875

Communications Equipment—0.4%
Ciena Corp. 0.250%, due 05/01/13	3,000,000	2,692,500
JDS Uniphase Corp. 1.000%, due 05/15/26	5,500,000	5,188,837

		7,881,337

MIST-82

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Computers & Peripherals—0.5%
EMC Corp. 1.750%, due 12/01/11 (a)	$4,000,000	$5,270,000
SanDisk Corp. 1.000%, due 05/15/13	5,000,000	4,612,500
1.500%, due 08/15/17	500,000	467,025

		10,349,525

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc. 3.000%, due 06/01/15(144A) (b)	3,670,000	3,609,445

Diversified Financial Services—0.1%
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12 (a)	1,000,000	2,061,300

Electrical Equipment—0.9%
Evergreen Solar, Inc. 4.000%, due 07/15/13 (a)	3,350,000	1,265,607
General Cable Corp. 4.500%/2.250% , due 11/15/29 (g)	3,700,000	3,713,875
Roper Industries, Inc. 1.481%/0.00% , due 01/15/34 (g)	12,500,000	9,937,500
Suntech Power Holdings Co., Ltd. 3.000%, due 03/15/13	1,750,000	1,518,125

		16,435,107

Electronic Equipment, Instruments & Components—0.2%
Itron, Inc. 2.500%, due 08/01/26 (a)	4,000,000	4,485,000

Energy Equipment & Services—0.2%
Exterran Energy Corp. 4.750%, due 01/15/14	3,500,000	3,377,500

Food Products—0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14 (a)	7,500,000	7,884,375

Health Care Equipment & Supplies—0.3%
Medtronic, Inc. 1.500%, due 04/15/11	1,500,000	1,509,375
1.625%, due 04/15/13	1,650,000	1,650,743
NuVasive, Inc. 2.250%, due 03/15/13	2,500,000	2,665,625

		5,825,743

Health Care Providers & Services—0.1%
Five Star Quality Care, Inc. 3.750%, due 10/15/26	1,500,000	1,351,875

Industrial Conglomerates—0.1%
Textron, Inc. 4.500%, due 05/01/13	1,600,000	2,736,000

IT Services—0.1%
Alliance Data Systems Corp. 1.750%, due 08/01/13 (a)	2,500,000	2,596,875

Security Description	Par Amount	Value

Machinery—0.2%
Actuant Corp. 2.000%, due 11/15/23	$1,400,000	$1,659,000
Danaher Corp. 0.679%, due 01/22/21 (h)	2,500,000	2,962,500

		4,621,500

Media—0.6%
Interpublic Group Cos., Inc. 4.250%, due 03/15/23	750,000	815,625
Liberty Media Corp. 3.250%, due 03/15/31 (a)	8,250,000	5,568,750
Sinclair Broadcast Group, Inc. 6.000%, due 09/15/12	5,000,000	4,937,500

		11,321,875

Metals & Mining—0.9%
Newmont Mining Corp. 1.250%, due 07/15/14	5,000,000	7,306,250
Placer Dome, Inc. 2.750%, due 10/15/23	5,550,000	10,517,250

		17,823,500

Multiline Retail—0.1%
Saks, Inc. 7.500%, due 12/01/13(144A) (b)	1,300,000	2,305,875

Oil, Gas & Consumable Fuels—0.2%
Patriot Coal Corp. 3.250%, due 05/31/13	1,125,000	1,015,313
Quicksilver Resources, Inc. 1.875%, due 11/01/24	2,000,000	2,117,500

		3,132,813

Pharmaceuticals—0.9%
Alza Corp. 0.602%, due 07/28/20 (a) (h)	7,000,000	6,343,750
Salix Pharmaceuticals, Ltd. 2.750%, due 05/15/15	925,000	1,044,788
Teva Pharmaceutical Finance Co. B.V. 1.750%, due 02/01/26 (a)	4,675,000	5,481,437
Teva Pharmaceutical Finance Co. LLC, Series C 0.250%, due 02/01/26	3,750,000	4,565,625

		17,435,600

Professional Services—0.5%
FTI Consulting, Inc. 3.750%, due 07/15/12	5,000,000	6,231,250
Omnicom Group, Inc. 0.000%, due 07/01/38 (h)	3,000,000	2,988,750

		9,220,000

Real Estate Investment Trusts (REITs)—0.1%
ProLogis 3.250%, due 03/15/15 (a)	2,700,000	2,685,598

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp. 2.950%, due 12/15/35 (a)	5,000,000	4,968,750

MIST-83

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Par Amount	Value

Software—1.1%
Concur Technologies, Inc. 2.500%, due 04/15/15(144A) (b)	$4,550,000	$5,204,972
Informatica Corp. 3.000%, due 03/15/26	2,800,000	5,414,500
Nuance Communications, Inc. 2.750%, due 08/15/27	4,675,000	5,101,594
Salesforce.com, Inc. 0.750%, due 01/15/15(144A) (a) (b)	1,040,000	1,493,804
Symantec Corp. 0.750%, due 06/15/11	4,000,000	4,100,000

		21,314,870

Wireless Telecommunication Services—0.4%
SBA Communications Corp. 4.000%, due 10/01/14	4,500,000	6,615,000

Total Convertible Bonds (Cost $211,542,964)		225,705,510

Common Stocks—1.1%

Auto Components—0.4%
Cooper-Standard Holding, Inc.* (a)	27,799	904,857
Cooper-Standard Holding, Inc.	160,434	5,695,407

		6,600,264

Chemicals—0.2%
LyondellBasell Industries N.V. - Class B*	177,836	4,241,389

Containers & Packaging—0.2%
Smurfit-Stone Container Enterprises, Inc.* (a)	200,001	3,674,018

Media—0.3%
Charter Communications, Inc. - Class A*	188,669	6,131,743

Paper & Forest Products—0.0%
Indah Kiat Pulp and Paper Corp.*	1,867,500	485,458

Total Common Stocks (Cost $17,463,380)		21,132,872

Preferred Stocks—0.1%

Commercial Banks—0.1%
US Bancorp, Series A 7.189%, due 04/15/11 (e)	2,305	1,779,460

Diversified Financial Services—0.0%
Citigroup Capital XIII 7.875%, due 10/30/40* (e)	31,000	775,000

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Assoc. 8.250%, due 12/31/10* (e)	136,300	59,290

Total Preferred Stocks (Cost $5,921,061)		2,613,750

Convertible Preferred Stocks—3.5%
Security Description	Shares	Value

Auto Components—0.1%
Cooper-Standard Holding, Inc. 7.000%, due 12/31/49* (f)	$5,543	$886,880

Commercial Banks—0.7%
Fifth Third Bancorp, Series G 8.500%, due 12/31/49	42,000	5,376,000
Wells Fargo & Co., Series L 7.500%, due 12/31/49	7,500	7,545,000

		12,921,000

Diversified Financial Services—1.0%
AMG Capital Trust I 5.100%, due 04/15/36	75,000	3,187,500
Bank of America Corp. 7.250%, due 12/31/49	9,000	8,842,500
Citigroup, Inc. 7.500%, due 12/15/12 (a)	60,000	7,110,600

		19,140,600

Electric Utilities—0.1%
PPL Corp. 9.500%, due 07/01/13	27,200	1,556,248

Insurance—0.2%
Hartford Financial Services Group, Inc. 7.250%, due 04/01/13 (a)	150,000	3,558,000

Oil, Gas & Consumable Fuels—1.0%
Apache Corp. 6.000%, due 08/01/13 (a)	131,800	7,644,400
El Paso Corp. 4.990%, due 12/31/49 (a)	5,500	6,300,690
Williams Holdings of Delaware, Inc. 5.500%, due 06/01/33	65,000	5,699,688

		19,644,778

Pharmaceuticals—0.3%
Mylan, Inc. 6.500%, due 11/15/10 (a)	5,500	6,121,500

Road & Rail—0.1%
Kansas City Southern 5.125%, due 12/31/49	2,000	2,500,000

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11*	125,000	60,991

Total Convertible Preferred Stocks (Cost $67,260,129)		66,389,997

Warrants—0.0%

Auto Components—0.0%
Cooper-Standard Holding, Inc., expires 11/27/17* (a)	11,583	185,328
Cooper-Standard Holding, Inc., expires 11/27/17*	9,292	148,672

		334,000

MIST-84

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Warrants—(Continued)

Security Description	Shares/Par Amount	Value

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	19,873	$89,429

Total Warrants (Cost $275,132)		423,429

Short-Term Investments—15.2%

Mutual Funds—12.8%
State Street Navigator Securities Lending Prime Portfolio (i)	245,534,283	245,534,283

Repurchase Agreement—2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $45,364,013 on 10/01/10 collateralized by $45,870,000 Federal National Mortgage Association at 2.000% due 07/14/14 with a value of $46,271,363.	$45,364,000	45,364,000

Total Short-Term Investments (Cost $290,898,283)		290,898,283

Total Investments—111.8% (Cost $2,064,889,629#)		2,140,166,240
Other assets and liabilities (net) —(11.8)%		(225,386,003)

Net Assets—100.0%		$1,914,780,237

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,064,889,629. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $139,626,940 and $64,350,329, respectively, resulting in a net unrealized appreciation of $75,276,611.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $241,064,950 and the collateral received consisted of cash in the amount of $245,534,283. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $377,588,799, which is 19.7% of net assets.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h)	Zero coupon bond—Interest rate represents current yield to maturity.
(i)	Represents investment of collateral received from securities lending transactions.

Credit Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	%of Fixed Income Market Value
AAA	0.4
AA	0.3
A	5.9
BBB	16.5
BB	28.0
B	34.1
Below B	10.2
Not Rated	4.6

The futures contracts outstanding as of September 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts - Short*	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2010	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	12/21/2010	(200)	$(24,803,761)	$(25,209,375)	$(405,614)

MIST-85

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Municipals	$–	$4,984,939	$–	$4,984,939

Total Domestic Bonds & Debt Securities*	–	1,528,017,460	–	1,528,017,460

Total Convertible Bonds*	–	225,705,510	–	225,705,510

Common Stocks
Auto Components	–	6,600,264	–	6,600,264
Chemicals	4,241,389	–	–	4,241,389
Containers & Packaging	3,674,018	–	–	3,674,018
Media	6,131,743	–	–	6,131,743
Paper & Forest Products	–	485,458	–	485,458
Total Common Stocks	14,047,150	7,085,722	–	21,132,872

Preferred Stocks
Commercial Banks	1,779,460	–	–	1,779,460
Diversified Financial Services	–	775,000	–	775,000
Thrifts & Mortgage Finance	59,290	–	–	59,290
Total Preferred Stocks	1,838,750	775,000	–	2,613,750

Convertible Preferred Stocks
Auto Components	–	886,880	–	886,880
Commercial Banks	12,921,000	–	–	12,921,000
Diversified Financial Services	15,953,100	3,187,500	–	19,140,600
Electric Utilities	–	1,556,248	–	1,556,248
Insurance	3,558,000	–	–	3,558,000
Oil, Gas & Consumable Fuels	7,644,400	12,000,378	–	19,644,778
Pharmaceuticals	6,121,500	–	–	6,121,500
Road & Rail	2,500,000	–	–	2,500,000
Thrifts & Mortgage Finance	–	60,991	–	60,991
Total Convertible Preferred Stocks	48,698,000	17,691,997	–	66,389,997

Total Warrants*	89,429	334,000	–	423,429

Short-Term Investments
Mutual Funds	245,534,283	–	–	245,534,283
Repurchase Agreement	–	45,364,000	–	45,364,000
Total Short-Term Investments	245,534,283	45,364,000	–	290,898,283

Total Investments	$310,207,612	$1,828,668,157	$–	$2,140,166,240

Futures Contract**
Futures Contract Short (Depreciation)	405,614	–	–	405,614
Total Futures Contracts	$405,614	$–	$–	$405,614

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-86

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

VALUATION INPUTS—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Depreciation	Net Sales	Balance as of September 30, 2010
Common Stocks
Media	$9,955,250	$(4,583,712)	$(5,371,538)	$—

Total	$9,955,250	$(4,583,712)	$(5,371,538)	$—

MIST-87

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Lockheed Martin Corp.	157,900	$11,255,112

Airlines—2.3%
AMR Corp.* (a)	1,539,023	9,649,674
Delta Air Lines, Inc.*	3,226,938	37,561,558

		47,211,232

Automobiles—1.5%
Ford Motor Co.*	2,451,503	30,006,397

Beverages—0.7%
PepsiCo, Inc.	211,400	14,045,416

Biotechnology—1.5%
Amgen, Inc.*	557,193	30,706,906

Capital Markets—8.7%
Bank of New York Mellon Corp.	1,688,221	44,113,215
Charles Schwab Corp. (The)	1,809,332	25,149,715
Franklin Resources, Inc.	134,799	14,410,013
Goldman Sachs Group, Inc. (The)	351,853	50,870,907
Morgan Stanley	967,189	23,870,224
State Street Corp.	500,239	18,839,001

		177,253,075

Chemicals—2.7%
Dow Chemical Co. (The)	828,824	22,759,507
Mosaic Co. (The)	434,800	25,548,848
Potash Corp. of Saskatchewan, Inc.	50,516	7,276,325

		55,584,680

Commercial Banks—10.3%
KeyCorp	2,554,453	20,333,446
M&T Bank Corp. (a)	163,273	13,357,364
PNC Financial Services Group, Inc.	478,953	24,862,450
Regions Financial Corp.	1,493,123	10,855,004
SunTrust Banks, Inc.	1,789,580	46,224,851
Wells Fargo & Co.	2,950,359	74,142,522
Zions Bancorporation	867,036	18,519,889

		208,295,526

Computers & Peripherals—0.8%
EMC Corp.*	839,200	17,044,152

Construction & Engineering—0.3%
Fluor Corp.	130,688	6,472,977

Diversified Financial Services—7.8%
Bank of America Corp.	2,722,193	35,687,950
Citigroup, Inc.*	9,154,854	35,703,931
JPMorgan Chase & Co.	2,284,542	86,972,514

		158,364,395

Diversified Telecommunication Services—2.8%
AT&T, Inc.	1,215,118	34,752,375
Verizon Communications, Inc.	687,263	22,397,901

		57,150,276

Security Description	Shares	Value

Electric Utilities—1.3%
NextEra Energy, Inc.	123,800	$6,733,482
Progress Energy, Inc.	269,700	11,980,074
Southern Co.	210,361	7,833,844

		26,547,400

Electrical Equipment—0.9%
Emerson Electric Co.	329,493	17,351,101

Energy Equipment & Services—2.8%
Halliburton Co.	514,499	17,014,482
Schlumberger, Ltd.	641,277	39,509,076

		56,523,558

Food & Staples Retailing—1.3%
Kroger Co. (The)	1,204,463	26,088,668

Food Products—1.3%
Archer-Daniels-Midland Co.	855,782	27,316,561

Health Care Equipment & Supplies—0.9%
Baxter International, Inc.	214,300	10,224,253
Covidien Plc	204,979	8,238,106

		18,462,359

Health Care Providers & Services—3.0%
CIGNA Corp.	319,800	11,442,444
Tenet Healthcare Corp.*	1,063,029	5,017,497
UnitedHealth Group, Inc.	1,275,501	44,782,840

		61,242,781

Hotels, Restaurants & Leisure—3.2%
Carnival Corp.	538,936	20,592,745
Hyatt Hotels Corp. - Class A* (a)	504,849	18,876,304
Marriott International, Inc. - Class A (a)	692,158	24,800,021

		64,269,070

Household Durables—0.4%
Pulte Group, Inc.* (a)	921,303	8,070,614

Household Products—0.9%
Colgate-Palmolive Co.	231,800	17,816,148

Insurance—1.0%
Berkshire Hathaway, Inc. - Class B*	238,500	19,719,180

Internet & Catalog Retail—2.1%
HSN, Inc.* (a)	1,448,578	43,312,482

Machinery—4.3%
Caterpillar, Inc. (a)	510,272	40,148,201
Eaton Corp.	568,654	46,908,268

		87,056,469

Media—2.8%
Comcast Corp. - Class A	2,023,854	36,591,280
Omnicom Group, Inc.	172,217	6,799,127

MIST-88

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Time Warner Cable, Inc.	240,026	$12,959,004

		56,349,411

Metals & Mining—6.0%
Barrick Gold Corp.	825,629	38,218,366
Cliffs Natural Resources, Inc.	272,932	17,445,814
Freeport-McMoRan Copper & Gold, Inc.	133,800	11,425,182
Newmont Mining Corp.	590,538	37,091,692
United States Steel Corp. (a)	414,462	18,170,014

		122,351,068

Multi-Utilities—1.2%
PG&E Corp.	406,400	18,458,688
Public Service Enterprise Group, Inc.	153,800	5,087,704

		23,546,392

Multiline Retail—1.2%
Target Corp.	471,265	25,184,402

Oil, Gas & Consumable Fuels—10.2%
Anadarko Petroleum Corp.	249,477	14,232,663
Apache Corp.	83,300	8,143,408
Chevron Corp.	867,300	70,294,665
El Paso Corp.	1,466,383	18,153,822
Exxon Mobil Corp.	695,280	42,961,351
Hess Corp.	330,099	19,515,453
Marathon Oil Corp.	383,821	12,704,475
Suncor Energy, Inc.	395,015	12,857,738
Valero Energy Corp.	430,700	7,541,557

		206,405,132

Paper & Forest Products—1.2%
International Paper Co.	1,101,075	23,948,381

Pharmaceuticals—4.9%
Abbott Laboratories	583,135	30,462,972
Johnson & Johnson	282,459	17,501,160
Merck & Co., Inc.	545,817	20,091,524
Pfizer, Inc.	628,400	10,789,628
Teva Pharmaceutical Industries, Ltd. (ADR)	378,296	19,955,114

		98,800,398

Real Estate Investment Trusts (REITs)—0.2%
Annaly Capital Management, Inc.	277,400	4,882,240

Road & Rail—1.9%
Hertz Global Holdings, Inc.* (a)	3,585,779	37,973,400

Semiconductors & Semiconductor Equipment—0.8%
Intel Corp.	491,300	9,447,699
Texas Instruments, Inc.	264,412	7,176,142

		16,623,841

Software—1.0%
Oracle Corp.	781,200	20,975,220

Security Description	Shares/Par Amount	Value

Specialty Retail—0.4%
J. Crew Group, Inc.* (a)	269,766	$9,069,533

Total Common Stocks (Cost $1,661,496,039)		1,933,275,953

Short-Term Investments—7.9%

Mutual Funds—3.1%
State Street Navigator Securities Lending Prime Portfolio (b)	64,132,312	64,132,312

Repurchase Agreement—4.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $97,737,027 on 10/01/10 collateralized by $93,170,000 Federal National Mortgage Association at 3.000% due 09/16/2014 with a value of $99,691,900.	$97,737,000	97,737,000

Total Short-Term Investments (Cost $161,869,312)		161,869,312

Total Investments—103.1% (Cost $1,823,365,351#)		2,095,145,265
Other assets and liabilities (net)—(3.1)%		(63,780,074)

Net Assets—100.0%		$2,031,365,191

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,823,365,351. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $308,529,836 and $36,749,922, respectively, resulting in a net unrealized appreciation of $271,779,914.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $61,582,595 and the collateral received consisted of cash in the amount of $64,132,312. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-89

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,933,275,953	$–	$–	$1,933,275,953

Short-Term Investments
Mutual Funds	64,132,312	–	–	64,132,312
Repurchase Agreements	–	97,737,000	–	97,737,000
Total Short-Term Investments	64,132,312	97,737,000	–	161,869,312

Total Investments	$1,997,408,265	$97,737,000	$–	$2,095,145,265

*	See Schedule of Investments for additional detailed categorizations.

MIST-90

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Auto Components—1.1%
Gentex Corp.	46,100	$899,411
Lear Corp.*	38,100	3,007,233

		3,906,644

Capital Markets—4.3%
Affiliated Managers Group, Inc.*	46,700	3,643,067
Invesco, Ltd. (a)	163,900	3,479,597
Lazard, Ltd. - Class A	257,200	9,022,576

		16,145,240

Chemicals—3.0%
Air Products & Chemicals, Inc.	51,200	4,240,384
Celanese Corp., Series A	32,500	1,043,250
Eastman Chemical Co.	29,900	2,212,600
Olin Corp.	188,900	3,808,224

		11,304,458

Commercial & Professional Services—1.0%
Republic Services, Inc.	118,186	3,603,491

Commercial Banks—11.2%
CIT Group, Inc.*	78,600	3,208,452
City National Corp. (a)	125,500	6,660,285
Comerica, Inc. (a)	113,400	4,212,810
Commerce Bancshares, Inc.	92,250	3,467,677
Cullen/Frost Bankers, Inc. (a)	81,800	4,406,566
KeyCorp	591,200	4,705,952
M&T Bank Corp. (a)	30,243	2,474,180
Signature Bank*	61,893	2,403,924
SunTrust Banks, Inc.	43,700	1,128,771
TCF Financial Corp. (a)	280,879	4,547,431
UMB Financial Corp.	53,400	1,896,234
Zions Bancorporation	128,900	2,753,304

		41,865,586

Computers & Peripherals—0.7%
Diebold, Inc.	85,300	2,651,977

Containers & Packaging—2.6%
Ball Corp.	58,922	3,467,560
Greif, Inc. - Class A	64,100	3,771,644
Owens-Illinois, Inc.*	93,500	2,623,610

		9,862,814

Diversified Consumer Services—0.7%
Regis Corp. (a)	133,300	2,550,029

Diversified Telecommunication Services—1.4%
CenturyLink, Inc. (a)	126,957	5,009,723
Qwest Communications International, Inc.	60,000	376,200

		5,385,923

Electric Utilities—1.5%
Northeast Utilities	70,958	2,098,228
PPL Corp.	124,000	3,376,520

		5,474,748

Security Description	Shares	Value

Electrical Equipment—0.9%
AMETEK, Inc.	73,758	$3,523,420

Electronic Equipment, Instruments & Components—0.7%
Tyco Electronics, Ltd.	90,900	2,656,098

Energy Equipment & Services—4.3%
Halliburton Co.	154,729	5,116,888
Helmerich & Payne, Inc.	44,700	1,808,562
Superior Energy Services, Inc.*	116,000	3,096,040
Weatherford International, Ltd.*	355,000	6,070,500

		16,091,990

Food Products—1.3%
Bunge, Ltd.	79,130	4,681,331

Gas Utilities—0.4%
Questar Corp.	91,500	1,603,995

Health Care Equipment & Supplies—2.9%
Cooper Cos., Inc. (The) (a)	84,600	3,910,212
Kinetic Concepts, Inc.* (a)	100,200	3,665,316
Zimmer Holdings, Inc.*	62,100	3,249,693

		10,825,221

Health Care Providers & Services—3.4%
AmerisourceBergen Corp.	61,100	1,873,326
HEALTHSOUTH Corp.* (a)	153,882	2,954,535
McKesson Corp.	56,199	3,471,974
Patterson Cos., Inc.	64,000	1,833,600
Universal Health Services, Inc. - Class B	66,600	2,588,076

		12,721,511

Hotels, Restaurants & Leisure—0.9%
Marriott International, Inc. - Class A (a)	43,307	1,551,690
Penn National Gaming, Inc.* (a)	56,400	1,670,004

		3,221,694

Household Durables—1.9%
Fortune Brands, Inc.	112,300	5,528,529
Tupperware Brands Corp.	35,700	1,633,632

		7,162,161

Industrial Conglomerates—1.0%
Tyco International, Ltd.	102,000	3,746,460

Insurance—3.1%
ACE, Ltd.	37,288	2,172,026
Aon Corp.	47,200	1,845,992
Markel Corp.* (a)	3,100	1,068,229
PartnerRe, Ltd.	63,970	5,129,115
W.R. Berkley Corp.	48,400	1,310,188

		11,525,550

IT Services—4.9%
Fiserv, Inc.*	123,600	6,652,152
VeriFone Holdings, Inc.*	253,778	7,884,882

MIST-91

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Western Union Co.	217,600	$3,844,992

		18,382,026

Machinery—7.9%
Eaton Corp.	67,700	5,584,573
Ingersoll-Rand Plc	97,700	3,488,867
Kennametal, Inc. (a)	101,000	3,123,930
Pall Corp.	85,800	3,572,712
Parker Hannifin Corp.	50,100	3,510,006
Pentair, Inc.	27,900	938,277
Trinity Industries, Inc. (a)	53,400	1,189,218
WABCO Holdings, Inc.*	188,500	7,905,690

		29,313,273

Media—6.0%
Interpublic Group Cos., Inc.*	1,030,000	10,330,900
Meredith Corp. (a)	116,300	3,873,953
Omnicom Group, Inc.	202,200	7,982,856

		22,187,709

Metals & Mining—6.0%
Agnico-Eagle Mines, Ltd.	69,500	4,936,585
IAMGOLD Corp.	219,448	3,886,424
Reliance Steel & Aluminum Co.	145,400	6,038,462
Royal Gold, Inc.	28,700	1,430,408
Steel Dynamics, Inc.	126,500	1,784,915
United States Steel Corp. (a)	94,300	4,134,112

		22,210,906

Multi-Utilities—1.4%
CMS Energy Corp. (a)	288,276	5,194,733

Multiline Retail—0.7%
Big Lots, Inc.*	26,100	867,825
JC Penney Co., Inc.	24,600	668,628
Macy’s, Inc.	44,000	1,015,960

		2,552,413

Oil, Gas & Consumable Fuels—6.5%
Cabot Oil & Gas Corp. (a)	36,200	1,089,982
El Paso Corp.	607,200	7,517,136
EQT Corp.	141,800	5,113,308
Forest Oil Corp.*	28,000	831,600
Murphy Oil Corp.	15,500	959,760
QEP Resources, Inc.	130,900	3,945,326
Range Resources Corp. (a)	53,600	2,043,768
Williams Cos., Inc. (The)	136,900	2,616,159

		24,117,039

Pharmaceuticals—3.3%
Mylan, Inc.* (a)	322,509	6,066,394
Par Pharmaceutical Cos., Inc.*	44,900	1,305,692
Warner Chilcott Plc - Class A	129,200	2,899,248
Watson Pharmaceuticals, Inc.*	43,600	1,844,716

		12,116,050

Security Description	Shares	Value

Real Estate Investment Trusts (REITs)—1.1%
Alexandria Real Estate Equities, Inc.	42,000	$2,940,000
Duke Realty Corp.	112,691	1,306,089

		4,246,089

Road & Rail—1.0%
Heartland Express, Inc. (a)	80,800	1,201,496
Kansas City Southern*	71,700	2,682,297

		3,883,793

Semiconductors & Semiconductor Equipment—2.5%
Analog Devices, Inc.	51,300	1,609,794
Micron Technology, Inc.* (a)	375,500	2,707,355
National Semiconductor Corp.	211,000	2,694,470
Xilinx, Inc. (a)	82,700	2,200,647

		9,212,266

Software—1.8%
Adobe Systems, Inc.*	107,989	2,823,912
Intuit, Inc.*	86,900	3,807,089

		6,631,001

Specialty Retail—3.2%
Guess?, Inc.	45,000	1,828,350
J. Crew Group, Inc.* (a)	51,800	1,741,516
PetSmart, Inc.	117,100	4,098,500
Pier 1 Imports, Inc.* (a)	537,600	4,402,944

		12,071,310

Textiles, Apparel & Luxury Goods—0.6%
VF Corp.	28,600	2,317,172

Water Utilities—0.2%
Aqua America, Inc. (a)	29,500	601,800

Total Common Stocks (Cost $308,735,864)		355,547,921

Short-Term Investments—15.6%

Mutual Funds—11.3%
State Street Navigator Securities Lending Prime Portfolio (b)	42,189,812	42,189,812

MIST-92

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Security Description	Par Amount	Value

Repurchase Agreement—4.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $15,913,004 on 10/01/10 collateralized by $15,170,000 Federal National Mortgage Association at 3.000% due 09/16/14 with a value of $16,231,900.	$15,913,000	$15,913,000

Total Short-Term Investments (Cost $58,102,812)		58,102,812

Total Investments—111.0% (Cost $366,838,676#)		413,650,733
Other assets and liabilities (net)—(11.0)%		(41,094,971)

Net Assets—100.0%		$372,555,762

*	Non-Income Producing Security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $366,838,676. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $50,221,807 and $3,409,750, respectively, resulting in a net unrealized appreciation of $46,812,057.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $40,905,175 and the collateral received consisted of cash in the amount of $42,189,812. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-93

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in themethodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$355,547,921	$–	$–	$355,547,921

Total Short-Term Investments*	–	15,913,000	–	15,913,000

Total Investments	$355,547,921	$15,913,000	$–	$371,460,921

*	See Schedule of Investments for additional detailed categorizations.

MIST-94

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Senior Floating-Rate Interests (a)—94.7%

Security Description	Par Amount	Value

Aerospace and Defense—3.1%
AWAS Capital, Inc., Term Loan 2.063%, due 03/22/13	$1,836,878	$1,818,509
Booz Allen Hamilton, Inc., Term Loan 6.000%, due 07/31/15	2,343,894	2,353,049
DAE Aviation Holdings, Inc., Term Loan 4.230%, due 07/31/14	3,052,756	2,816,167
Delos Aircraft, Inc., Term Loan 7.000%, due 03/17/16	1,075,000	1,091,893
DynCorp International LLC, Term Loan 6.250%, due 07/05/16	575,000	576,363
Hawker Beechcraft Acquisition Co. LLC
Letter of Credit Facility Deposits 2.289%, due 03/26/14	112,412	91,155
Term Loan 2.265%, due 03/26/14	1,882,722	1,526,705
International Lease Finance Corp., Term Loan 6.750%, due 03/17/15	1,450,000	1,475,635
Transdigm, Inc., Term Loan 2.269%, due 06/23/13	2,200,000	2,161,500
Triumph Group, Inc., Term Loan 4.500%, due 06/16/16	374,063	376,634
Wesco Aircraft Hardware Corp., Term Loan 2.510%, due 09/30/13	1,299,269	1,278,698

		15,566,308

Air Transport—0.4%
Delta Air Lines, Inc., Term Loan 1.985%, due 04/30/12	2,000,000	1,935,000

Auto components—1.5%
Federal-Mogul Corp., Term Loan 2.198%, due 12/29/14 - 12/28/15	4,577,746	4,023,409
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan
2.240%, due 04/30/14	3,000,000	2,818,500
Tenneco, Inc., Term Loan 5.039%, due 06/03/16	997,500	998,123

		7,840,032

Automobile—1.6%
Ford Motor Co., Term Loan 3.028%, due 12/16/13	1,984,962	1,941,541
3.030%, due 12/16/13	2,355,044	2,313,096
Hertz Corp. (The) Synthetic Letter of Credit 2.089%, due 12/21/12	379,938	373,817
Term Loan 2.010%, due 12/21/12	2,049,245	2,016,230
KAR Holdings, Inc., Term Loan 3.010%, due 10/18/13	1,300,000	1,269,395

		7,914,079

Automotive—0.5%
Allison Transmission, Inc., Term Loan 3.020%, due 08/07/14	2,854,484	2,685,892

Broadcast Media—1.0%
Block Communications, Inc., Term Loan 2.289%, due 12/22/11	1,120,645	1,064,613

Security Description	Par Amount	Value

Broadcast Media—(Continued)
Intelsat Corp. Incremental Term Loan 3.033%, due 01/03/14	$651,482	$628,628
Term Loan 3.033%, due 01/03/14	3,492,229	3,369,717

		5,062,958

Broadcast Radio and Television—2.3%
CW Media Holdings, Inc., Term Loan 6.250%, due 02/16/15	1,329,387	1,312,769
Intelsat Subsidiary Holding Co., Term Loan 3.033%, due 07/03/13	2,244,122	2,169,785
Live Nation Entertainment, Inc., Term Loan 4.500%, due 11/07/16	1,467,625	1,451,726
Nielsen Finance LLC, Term Loan 2.258%, due 08/09/13	2,500,000	2,415,095
4.008%, due 05/02/16	2,487,453	2,428,998
Univision Communications, Inc., Term Loan 2.506%, due 09/29/14	2,468,456	2,168,737

		11,947,110

Broadcasting and Entertainment—1.5%
Mediacom Broadband LLC, Term Loan 4.500%, due 10/23/17	1,995,000	1,977,544
UPC Financing Partnership, Term Loan
4.251%, due 12/30/16	3,000,000	2,929,500
4.251%, due 12/29/17	2,800,000	2,722,126

		7,629,170

Brokerage/Securites Dealers/Investment Houses—0.5%
Citco III, Ltd., Term Loan 4.747%, due 05/30/14	2,615,938	2,493,860

Buildings and Real Estate—1.0%
Beacon Sales Acquisition, Inc., Term Loan 2.429%, due 09/30/13	1,552,907	1,471,380
Brickman Group Holdings, Inc., Term Loan 2.256%, due 01/23/14	1,640,914	1,638,862
RE/MAX International, Inc., Term Loan 5.500%, due 03/11/16	1,990,000	1,990,000

		5,100,242

Business Equipment and Services—4.2%
Acosta, Inc., Term Loan 2.510%, due 07/28/13	2,884,974	2,817,659
Activant Solutions, Inc., Term Loan 3.062%, due 05/01/13	1,307,276	1,253,896
Acxiom Corp., Extended Term Loan 3.498%, due 03/15/15	1,113,750	1,094,259
Altegrity, Inc. Incremental Term Loan 7.750%, due 02/21/15	475,000	475,891
Term Loan 3.292%, due 02/21/15	2,785,604	2,562,756
Audatex North America, Inc., Term Loan 2.063%, due 05/16/14	1,440,195	1,393,388
Brand Energy & Infrastructure Services, Inc., Term Loan
2.566%, due 02/07/14	1,871,511	1,738,166

MIST-95

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Par Amount	Value

Business Equipment and Services—(Continued)
Dealer Computer Services, Inc., Term Loan 5.250%, due 04/21/17	$1,840,659	$1,839,016
Education Management LLC, Term Loan 2.063%, due 06/03/13	3,978,828	3,682,592
West Corp., Term Loan
2.632%, due 10/24/13	1,488,402	1,469,797
4.132%, due 07/15/16	2,679,124	2,647,309
Wyle Services Corp., Incremental Term Loan 7.750%, due 03/25/16	548,624	548,967

		21,523,696

Cable Television—2.4%
Bresnan Communications LLC, Term Loan 2.260%, due 06/30/13- 03/29/14	3,071,409	3,056,531
Charter Communications Operating LLC Extended
Term Loan 3.540%, due 09/06/16	2,984,962	2,919,667
Term Loan 2.260%, due 03/06/14	2,984,655	2,918,422
Insight Midwest Holdings LLC, Term Loan 2.099%, due 04/07/14	2,206,420	2,123,284
MCC Iowa LLC, Term Loan 2.010%, due 01/31/15	1,212,847	1,156,753

		12,174,657

Cargo Transport—0.1%
Swift Transportation Co., Inc., Term Loan 8.250%, due 05/09/14	500,000	489,528

Casinos & Gaming—0.6%
Isle of Capri Casinos, Inc. Delayed Draw Term Loan
5.000%, due 11/25/13	1,094,358	1,050,857
Term Loan 5.000%, due 11/25/13	1,492,288	1,432,969
Penn National Gaming, Inc., Term Loan 2.052%, due 10/03/12	500,000	491,344

		2,975,170

Chemicals, Plastics and Rubber—5.6%
Celanese U.S. Holdings LLC, Extended Term Loan 3.534%, due 10/02/16	1,759,957	1,731,358
Chemtura DIP Term Loan
6.000%, due 02/11/11	1,200,000	1,208,626
Term Loan 5.500%, due 08/27/16	1,200,000	1,210,000
Columbian Chemicals Acquisions LLC, Term Loan 6.313%, due 03/16/13	2,258,361	2,235,777
Cristal Inorganic Chemicals U.S., Inc., Term Loan 2.539%, due 05/15/14	982,195	932,676
Hercules Offshore LLC, Term Loan 6.000%, due 07/11/13	694,344	600,360
Hexion Specialty Chemicals, Inc., Extended Term Loan 4.063%, due 05/05/15	2,266,992	2,136,640
Huntsman International LLC, Term Loan 1.917%, due 04/21/14	1,880,420	1,802,068
Ineos U.S. Finance LLC, Term Loan
7.501%, due 12/16/13	1,250,000	1,253,906
8.001%, due 12/16/14	1,250,000	1,253,906
ISP Chemco, Inc., Term Loan 1.813%, due 06/04/14	1,392,802	1,343,184

Security Description	Par Amount	Value

Chemicals, Plastics and Rubber—(Continued)
Kraton Polymers LLC, Term Loan 2.313%, due 05/13/13	$1,835,091	$1,782,906
MacDermid, Inc., Term Loan 2.256%, due 04/12/14	1,965,611	1,823,104
Momentive Performance Materials, Inc. (Nautilus), Term Loan 2.563%, due 12/04/13	2,092,075	2,004,034
Polymer Group, Inc., Term Loan
2.510%, due 11/22/12	1,328,308	1,328,308
7.000%, due 11/24/14	2,198,127	2,203,622
Rockwood Specialties Group, Inc., Term Loan 4.500%, due 07/30/12	2,487,571	2,490,163
Styron S.A.R.L. LLC, Term Loan 7.500%, due 06/17/16	987,500	1,002,930

		28,343,568

Commercial Services—1.1%
Interline Brands, Inc. Delayed Draw Term Loan 2.006%, due 06/23/13	2,088,528	1,984,102
Term Loan 2.006%, due 06/23/13	568,541	540,114
Language Line LLC, Term Loan 5.500%, due 11/04/15	3,051,938	3,004,251

		5,528,467

Computer Software & Services—1.1%
Sungard Data Systems, Inc., Term Loan 2.008%, due 02/28/14	2,984,496	2,888,034
4.038%, due 02/26/16	2,984,496	2,934,598

		5,822,632

Containers & Packaging-Metal & Glass—0.7%
BWAY Corp., Term Loan 5.500%, due 06/16/17	548,625	549,768
Reynolds Group Holdings, Inc. Dollar Term Loan 6.250%, due 05/05/16	1,481,309	1,491,493
Incremental Term Loan 5.750%, due 05/05/16	1,346,406	1,352,854

		3,394,115

Containers & Packaging-Paper—1.0%
Graham Packaging Co. LP, Term Loan 6.000%, due 09/23/16	2,450,000	2,472,204
Graphic Packaging International, Inc., Term Loan 2.521%, due 05/16/14	2,700,000	2,632,333

		5,104,537

Containers & Packaging-Plastics—0.3%
Berry Plastics Corp., Term Loan 2.376%, due 04/03/15	1,790,722	1,641,461

Diversified/Conglomerate Manufacturing—2.0%
Affinion Group, Inc., Term Loan 5.000%, due 10/10/16	1,990,000	1,957,663
Manitowoc Co., Inc. (The), Term Loan 8.000%, due 11/06/14	2,618,984	2,628,798

MIST-96

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Par Amount	Value

Mitchell International, Inc., Term Loan 2.313%, due 03/28/14	$2,183,768	$2,036,363
N.E.W. Holdings I LLC, Secured Term Loan 6.000%, due 03/05/16	1,914,286	1,907,905
Vangent, Inc., Term Loan 2.320%, due 02/14/13	1,719,364	1,641,993

		10,172,722

Diversified/Conglomerate Services—1.7%
Advantage Sales & Marketing, Inc., Term Loan
5.000%, due 05/05/16	2,238,750	2,233,713
Aquilex Holdings LLC, Term Loan 5.500%, due 04/01/16	995,000	994,585
Compass Minerals Group, Inc., Term Loan 1.781%, due 12/22/12	1,967,185	1,967,185
Getty Images, Inc., Term Loan 6.250%, due 07/02/15	2,584,049	2,603,429
ServiceMaster Co. Delayed Draw Term Loan 2.760%, due 07/24/14	90,333	85,209
Term Loan 2.769%, due 07/24/14	907,090	855,641

		8,739,762

Electric Utilities—0.8%
Texas Competitive Electric Holdings Co. LLC, Term Loan
3.758%, due 10/10/14	3,084,103	2,396,805
3.923%, due 10/10/14	2,288,205	1,780,828

		4,177,633

Electronics/Electrical—4.6%
Aspect Software, Inc., Term Loan 6.250%, due 04/19/16	995,000	986,709
Fender Musical Instruments Corp, Term Loan 2.540%, due 06/09/14	1,212,562	1,042,804
Freescale Semiconductor, Inc., Extended Term Loan
4.509%, due 12/01/16	1,887,812	1,730,495
InfoGroup, Inc., Term Loan 6.250%, due 07/01/16	473,813	475,412
Infor Enterprise Solutions Holdings, Inc. Extended Dollar Term Loan 5.010%, due 07/28/15	2,428,474	2,149,199
Extended Term Loan 6.010%, due 07/28/15	1,420,219	1,292,399
Intergraph Corp., Term Loan 4.549%, due 05/29/14	1,674,762	1,672,397
Network Solutions LLC, Term Loan 2.521%, due 03/07/14	985,295	931,104
Protection One Alarm Monitoring, Inc., Term Loan
6.000%, due 05/16/16	1,097,250	1,091,764
Sabre, Inc., Term Loan 2.335%, due 09/30/14	4,000,000	3,706,876
Sensata Technologies Finance Co. LLC, Term Loan
2.231%, due 04/26/13	2,392,727	2,307,187
Serena Software, Inc., Term Loan 2.293%, due 03/10/13	1,700,000	1,623,500
Shield Finance Co. S.A.R.L., Term Loan 7.752%, due 06/15/16	545,875	541,098
Spansion LLC, Term Loan 7.500%, due 01/08/15	1,000,000	999,375

Security Description	Par Amount	Value

VeriFone, Inc., Term Loan 3.010%, due 10/31/13	$2,536,849	$2,524,164
Vertafore, Inc., Term Loan 6.750%, due 07/29/16	573,562	574,925

		23,649,408

Entertainment—0.8%
Six Flags Theme Parks, Inc., Term Loan 6.000%, due 06/30/16	1,935,065	1,946,907
Universal City Development Partners, Ltd., Term Loan 5.500%, due 11/06/14	1,984,962	1,996,120

		3,943,027

Finance—2.3%
Asset Acceptance Capital Corp., Term Loan 3.800%, due 06/05/13	1,836,121	1,761,910
Fidelity National Information Solutions, Inc., Term Loan 5.250%, due 07/18/16	1,525,000	1,538,479
First Data Corp., Term Loan 3.006%, due 09/24/14	1,913,830	1,688,716
Grosvenor Capital Management Holdings LLLP, Term Loan 2.313%, due 12/05/13	1,527,836	1,451,444
Interactive Data Corp, Term Loan 6.750%, due 01/27/17	922,688	935,851
Lender Processing Services, Inc., Term Loan 2.756%, due 07/02/14	1,972,260	1,981,284
Pinafore LLC, Term Loan 0.000%, due 09/21/16 (b)	1,325,000	1,338,659
WC Luxco SARL, Term Loan 6.500%, due 02/22/16	830,392	835,135

		11,531,478

Financial Intermediaries—2.3%
iPayment, Inc., Term Loan 2.277%, due 05/10/13	1,357,359	1,283,835
LPL Holdings, Inc. Extended Term Loan 4.250%, due 06/25/15	1,887,772	1,878,333
Term Loan 2.039%, due 06/28/13	599,728	593,231
5.250%, due 06/28/17	1,368,125	1,366,415
MSCI, Inc., Term Loan 4.750%, due 06/01/16	2,069,813	2,082,749
Nuveen Investments, Inc., Term Loan 3.371%, due 11/13/14	1,900,000	1,713,266
SS&C Technologies, Inc., Term Loan 2.283%, due 11/23/12	2,704,950	2,647,470

		11,565,299

Food Service—1.7%
Aramark Corp. Extended Letter of Credit 3.598%, due 07/26/16	154,267	151,182
Extended Term Loan 3.539%, due 07/26/16	2,345,733	2,298,818
Synthetic Letter of Credit 2.073%, due 01/27/14	160,084	152,431
Term Loan 2.164%, due 01/27/14	2,081,463	1,981,944
Cracker Barrel Old Country Store, Inc., Term Loan 2.960%, due 04/27/16	1,215,163	1,202,632

MIST-97

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Par Amount	Value

Food Service—(Continued)
Dave & Buster’s, Inc., Term Loan 6.000%, due 06/01/16	$498,750	$497,503
OSI Restaurant Partners LLC Revolving Term Loan 3.772%, due 06/14/13	193,450	177,829
Term Loan 2.625%, due 06/14/14	2,196,196	2,018,853

		8,481,192

Food, Beverages & Tobacco—2.3%
American Seafoods Group LLC, Term Loan 5.500%, due 05/07/15	448,875	449,013
Dean Foods Co., Term Loan 1.790%, due 04/02/14	2,188,660	2,117,920
Dole Food Co., Inc., Term Loan 5.020%, due 03/02/17	1,744,469	1,756,307
JRD Holdings, Inc., Term Loan 2.510%, due 07/02/14	2,100,000	2,030,385
Michael Foods Group, Inc., Term Loan 6.250%, due 06/29/16	448,875	453,083
Pinnacle Foods Holdings Corp., Term Loan
2.758%, due 04/02/14	2,000,000	1,938,438
6.000%, due 04/02/14	598,500	601,740
Wm. Bolthouse Farms, Inc., Term Loan 5.500%, due 02/11/16	2,219,437	2,219,981

		11,566,867

Forest Products—1.0%
Georgia-Pacific Corp., Term Loan 2.298%, due 12/20/12	2,089,147	2,080,007
2.294%, due 12/21/12	2,984,334	2,971,278

		5,051,285

Health Care—2.2%
1-800 Contacts, Inc., Term Loan 7.700%, due 03/04/15	994,937	984,987
CareStream Health, Inc., Term Loan 2.256%, due 04/30/13	2,191,024	2,124,952
Health Management Associates, Inc., Term Loan 2.039%, due 02/28/14	5,967,027	5,648,167
Quintiles Transnational Corp., Term Loan 2.290%, due 03/29/13	2,255,532	2,213,241
SkillSoft Corp., Term Loan 6.500%, due 05/19/17	498,751	503,530

		11,474,877

Health Care-Equipment & Supplies—0.6%
Multiplan, Inc., Term Loan 6.500%, due 08/26/17	1,575,000	1,578,741
Mylan Laboratories, Inc., Term Loan 3.563%, due 10/02/14	1,334,697	1,334,588

		2,913,329

Health Care-Providers & Services—2.0%
Community Health Systems, Inc. Delayed Draw Term Loan
2.549%, due 07/25/14	477,350	453,482
Term Loan 2.549%, due 07/25/14	5,831,688	5,540,091

Security Description	Par Amount	Value

Health Care-Providers & Services—(Continued)
Universal Health Services, Inc., Term Loan 0.000%, due 07/28/16 (b)	$1,325,000	$1,332,763
Vanguard Health Holding Co. II LLC, Term Loan 5.000%, due 01/29/16	2,743,125	2,726,266

		10,052,602

Healthcare, Education and Childcare—9.6%
Alere, Inc., Term Loan 2.271%, due 06/26/14	2,785,604	2,682,537
Alliance Healthcare Services, Inc., Term Loan 5.500%, due 06/01/16	2,455,194	2,428,597
Biomet, Inc., Term Loan 3.282%, due 03/25/15	4,974,359	4,832,878
Catalent Pharma Solutions, Dollar Term Loan 2.506%, due 04/10/14	2,288,175	2,115,990
CRC Health Corp., Term Loan 2.539%, due 02/06/13	1,638,723	1,536,303
DJO Finance LLC, Term Loan 3.256%, due 05/20/14	3,363,855	3,229,301
Emdeon Business Services LLC Incremental Term Loan
0.000%, due 11/18/13 (b)	1,000,000	1,005,000
Term Loan 2.260%, due 11/16/13	1,790,073	1,752,033
Fresenius U.S. Finance I, Inc., Term Loan 4.500%, due 09/10/14	993,921	1,000,444
HCA, Inc. Extended Term Loan 3.539%, due 03/31/17	4,000,000	3,879,544
Term Loan 2.539%, due 11/18/13	1,781,543	1,717,363
Healthsouth Corp. Extended Term Loan 4.010%, due 09/10/15	1,983,221	1,983,370
Term Loan 2.510%, due 03/11/13	2,499,189	2,494,878
Ikaria Acquisition, Inc., Term Loan 7.000%, due 05/16/16	500,000	473,125
IMS Health, Inc., Term Loan 5.250%, due 02/26/16	2,228,040	2,243,589
inVentiv Health, Inc., Term Loan 6.500%, due 08/04/16	473,813	475,071
Laureate Education, Inc., Term Loan 7.000%, due 08/31/14	992,500	983,071
MPT Operating Partnership LP, Term Loan 5.000%, due 05/17/16	698,250	698,250
National Mentor Holdings, Inc. Letter of Credit 2.150%, due 06/29/13	87,607	80,708
Term Loan 2.290%, due 06/29/13	1,405,056	1,294,408
Radnet Management, Inc., Term Loan 5.750%, due 04/01/16	995,000	981,319
Rehabcare Group, Inc., Term Loan 6.000%, due 11/24/15	1,265,056	1,265,840
Select Medical Corp., Extended Term Loan 4.089%, due 08/22/14	2,800,000	2,771,126
TZ Merger Sub, Inc., Term Loan 7.500%, due 08/04/15	2,138,258	2,135,585
Valeant Pharmaceuticals International, Term Loan 0.000%, due 09/21/16 (b)	475,000	479,861
VWR Funding, Inc., Term Loan 2.756%, due 06/30/14	1,400,000	1,327,084
Warner Chilcott Co. LLC, Term Loan 0.000%, due 10/30/14-04/30/15 (b)	2,041,595	2,039,468
6.500%, due 02/22/16	269,608	271,173

MIST-98

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Par Amount	Value

Healthcare, Education and Childcare—(Continued)
Warner Chilcott Corp., Term Loan 0.000%, due 04/30/15 (b)	$958,404	$960,156

		49,138,072

Home and Office Furnishings, Housewares, and Durable Consumer Products—0.4%
National Bedding Co. LLC, Term Loan 2.380%, due 02/28/13	2,193,191	2,109,576

Hotel, Motel, Inns and Gaming—0.9%
Harrah’s Operating Co., Inc., Term Loan 3.498%, due 01/28/15	2,500,000	2,157,424
Las Vegas Sands LLC Extended Delayed Draw Term Loan 3.030%, due 11/23/16	587,117	534,801
Extended Term Loan 3.030%, due 11/23/16	1,240,250	1,129,833
VML U.S. Finance LLC, Term Loan 4.780%, due 05/27/13	993,989	980,218

		4,802,276

Household Products—0.4%
Spectrum Brands, Inc., Term Loan 8.050%, due 06/16/16	2,000,000	2,041,250

Insurance—3.0%
Alliant Holdings I, Inc., Term Loan 3.289%, due 08/21/14	1,647,894	1,581,979
Applied Systems, Inc., Term Loan 2.756%, due 09/26/13	2,783,832	2,630,721
Asurion Corp., Term Loan 3.278%, due 07/03/14	4,178,895	4,001,291
CCC Information Services, Inc., Term Loan 2.510%, due 02/10/13	2,745,450	2,663,087
Conseco, Inc., Term Loan 7.500%, due 10/10/13	2,000,000	1,968,000
Hub International Holdings, Inc., Term Loan 2.789%, due 06/13/14	1,392,802	1,319,680
USI Holdings Corp., Term Loan 3.010%, due 05/05/14	1,392,802	1,293,565

		15,458,323

Leisure—1.1%
AMC Entertainment, Inc., Term Loan 1.756%, due 01/28/13	3,979,112	3,892,380
Orbitz Worldwide, Inc., Term Loan 3.324%, due 07/25/14	2,000,000	1,911,000

		5,803,380

Leisure Equipment & Products—1.4%
Bombardier Recreational Products, Inc., Term Loan
3.142%, due 06/28/13	1,784,810	1,553,529
Travelport LLC Delayed Draw Term Loan 2.760%, due 08/23/13	1,989,717	1,919,715
Dollar Term Loan 2.760%, due 08/23/13	1,692,647	1,633,612

Security Description	Par Amount	Value

Leisure Equipment & Products—(Continued)
Yankee Candle Co., Inc. (The), Term Loan 2.260%, due 02/06/14	$2,000,000	$1,922,500

		7,029,356

Leisure, Amusement, Motion Pictures, Entertainment—1.1%
Carmike Cinemas, Inc., Term Loan 5.500%, due 01/27/16	2,005,040	2,009,337
Cedar Fair LP, Term Loan 5.500%, due 12/15/16	1,995,000	2,014,517
Zuffa LLC, Term Loan 2.313%, due 06/22/15	1,691,260	1,606,274

		5,630,128

Lodging and Casinos—0.2%
LodgeNet Entertainment Corp., Term Loan 4.250%, due 04/04/14	1,189,306	1,095,648

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 0.3%
Rexnord Corp., Term Loan 2.563%, due 07/19/13	1,591,731	1,522,093

Manufacturing—2.5%
Dresser, Inc., Term Loan 2.612%, due 05/04/14	1,388,764	1,342,327
Fairmount Minerals, Ltd., Term Loan 6.250%, due 08/05/16	600,000	603,375
Harbor Freight Tools U.S.A., Inc., Term Loan 5.016%, due 02/24/16	1,527,176	1,528,609
JohnsonDiversey, Inc., Term Loan 5.500%, due 11/24/15	1,292,408	1,298,062
Polypore, Inc., Incremental Term Loan 2.260%, due 07/03/14	1,989,478	1,931,037
Sensus Metering Systems, Inc., Term Loan 7.000%, due 06/03/13	3,116,313	3,135,790
TriMas Corp., Term Loan 6.000%, due 12/15/15	2,862,963	2,827,176

		12,666,376

Media—0.6%
National CineMedia LLC, Term Loan 2.050%, due 02/13/15	3,400,000	3,269,668

Mining, Steel, Iron and Non-Precious Metals—0.6%
Noranda Aluminum Acquisition Corp., Term Loan
2.047%, due 05/18/14	1,097,883	1,038,186
Oxbow Carbon and Mineral Holdings LLC, Term Loan 2.289%, due 05/08/14	1,959,624	1,880,014

		2,918,200

Oil and Gas—0.9%
Citgo Petroleum Corp., Term Loan 8.000%, due 06/24/15	345,625	347,521
9.000%, due 06/15/17	1,596,000	1,625,703
Sheridan Production Partners I LLC, Term Loan 7.500%, due 04/20/17	605,425	602,247

MIST-99

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Par Amount	Value

Oil and Gas—(Continued)
Vulcan Energy Corp., Term Loan 5.500%, due 09/29/15	$2,168,787	$2,187,764

		4,763,235

Other Broadcasting and Entertainment—0.4%
Mediacom Illinois LLC, Term Loan 5.500%, due 03/31/17	1,980,000	1,962,057

Personal Non-Durable Consumer Prod.—0.8%
Bausch and Lomb, Inc. Delayed Draw Term Loan 3.506%, due 04/24/15	896,547	862,976
Term Loan 3.527%, due 04/24/15	1,795,385	1,728,156
Jarden Corp., Term Loan 3.539%, due 01/26/15	1,485,785	1,487,903

		4,079,035

Personal, Food and Miscellaneous Services—0.3%
QCE LLC, Term Loan 5.063%, due 05/05/13	994,448	860,405
Sagittarius Restaurants LLC, Term Loan 7.500%, due 05/18/15	371,484	368,930
Wendy’s/Arby’s Restaurants LLC, Term Loan 5.000%, due 05/24/17	548,625	551,025

		1,780,360

Publishing & Printing—1.4%
American Media Operations, Inc., Term Loan 8.750%, due 01/30/13	2,593,243	2,551,103
Cengage Learning Acquisitions, Inc., Term Loan 2.540%, due 07/03/14	994,872	896,175
Merrill Communications LLC, Term Loan 8.500%, due 12/24/12	1,593,936	1,534,164
Valassis Communications, Inc., Term Loan 2.540%, due 03/02/14	1,402,830	1,380,911
Visant Corp., Term Loan 7.000%, due 09/22/16	675,000	679,590

		7,041,943

Retail Store—1.4%
Dollar General Corp., Term Loan 3.007%, due 07/07/14	3,000,000	2,926,251
Mapco Express, Inc., Term Loan 6.750%, due 04/28/11	1,104,682	1,082,588
NBTY, Inc., Term Loan 0.000%, due 07/14/17 (b)	1,300,000	1,315,089
Neiman Marcus Group, Inc. (The), Term Loan 2.294%, due 04/05/13	1,893,642	1,838,339

		7,162,267

Retail-Food & Drug—2.4%
General Nutrition Centers, Inc., Term Loan 2.645%, due 09/16/13	3,500,000	3,395,000
Pantry, Inc. (The), Term Loan 2.010%, due 05/15/14	1,963,160	1,885,452
Rite Aid Corp., Term Loan 2.010%, due 06/04/14	998,399	890,109

Security Description	Par Amount	Value

Retail-Food & Drug—(Continued)
6.000%, due 06/04/14	$3,866,125	$3,791,219
Roundy’s Supermarkets, Inc., Extended Term Loan
7.000%, due 11/03/13	2,487,080	2,497,961

		12,459,741

Retail-Multiline—0.3%
Rent-A-Center, Inc., Extended Term Loan 3.300%, due 03/31/15	1,301,874	1,305,129

Retail-Specialty—0.6%
FTD, Inc., Term Loan 6.750%, due 08/26/14	974,394	980,484
Savers, Inc., Term Loan 5.751%, due 03/11/16	2,069,813	2,080,162

		3,060,646

Retailers(other than food/drug)—0.6%
Pep Boys-Manny, Moe & Jack (The), Term Loan 2.300%, due 10/02/13	1,457,451	1,390,044
Petco Animal Supplies, Inc., Term Loan 2.535%, due 10/25/13	1,706,530	1,660,515

		3,050,559

Road & Rail—0.4%
Kansas City Southern Railway Co. (The), Term Loan 2.138%, due 04/26/13	1,890,130	1,845,239

Steel—0.5%
John Maneely Co., Term Loan 3.775%, due 12/09/13	2,590,556	2,529,678

Surface Transport—0.5%
Brenntag Holding GmbH and Co., Term Loan 4.023%, due 01/20/14	2,400,000	2,409,000

Telecommunications—2.7%
Alaska Communications Systems Holdings, Inc. Incremental Term Loan
2.039%, due 02/01/12	541,787	531,854
Term Loan 2.039%, due 02/01/12	2,319,701	2,277,174
Cequel Communications LLC, Term Loan 2.258%, due 11/05/13	2,500,000	2,435,268
ClientLogic Corp., Term Loan 6.031%, due 01/30/14	2,394,165	2,181,683
CommScope, Inc., Term Loan 2.789%, due 12/26/14	1,955,181	1,939,051
MetroPCS Wireless, Inc., Extended Term Loan 0.000%, due 11/04/16 (b)	2,211,803	2,192,991
Telesat Canada, Term Loan 3.260%, due 10/31/14	2,091,819	2,041,486

		13,599,507

Telecommunications-Wireline—0.4%
NTELOS, Inc., Term Loan 5.750%, due 08/07/15	1,980,006	1,989,906

MIST-100

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Par Amount	Value

Telecommunications/Wireless—0.6%
Cellular South, Inc., Term Loan 2.054%, due 05/29/14	$1,088,437	$1,058,506
CSC Holdings, Inc., Extended Term Loan 2.007%, due 03/29/16	2,288,500	2,234,752

		3,293,258

Textiles and Leather—0.1%
Phillips-Van Heusen Corp., Term Loan 4.750%, due 05/06/16	662,417	668,886

Theaters—1.1%
Cinemark U.S.A., Inc., Extended Term Loan 3.553%, due 04/29/16	2,885,464	2,882,373
Regal Cinemas Corp., Term Loan 3.789%, due 11/21/16	2,956,331	2,934,620

		5,816,993

Utilities—2.4%
AEI Finance Holding LLC Synthetic Revolving Term Loan
3.433%, due 03/30/12	161,274	151,718
Term Loan 3.289%, due 03/30/14	1,322,292	1,243,946
Calpine Corp., Term Loan 3.165%, due 03/29/14	3,568,794	3,493,700
Covanta Energy Corp. Synthetic Letter of Credit 1.934%, due 02/10/14	421,218	404,370
Term Loan 2.000%, due 02/10/14	825,654	792,628
Dynegy Holdings, Inc. Synthetic Letter of Credit 4.010%, due 04/02/13	3,425,850	3,393,466
Term Loan 4.010%, due 04/02/13	255,227	252,814
NRG Energy, Inc. Extended Letter of Credit 3.539%, due 08/31/15	1,480,067	1,480,807
Extended Term Loan 3.539%, due 08/31/15	843,524	843,524
Synthetic Letter of Credit 1.789%, due 02/01/13	567	553
Term Loan 1.789%, due 02/01/13	223,974	218,608

		12,276,134

Total Senior Floating-Rate Interests (Cost $486,914,218)		483,069,882

Short-Term Investment—7.2%

Security Description	Par Amount	Value

Repurchase Agreement—7.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $36,851,010 on 10/01/10 collateralized by $37,450,000 Federal National Mortgage Association at 1.250% due 08/16/13 with a value of $37,590,438. 0.010%, due 10/01/10 (Cost —$36,851,000)	$36,851,000	$36,851,000

Total Investments—101.9% (Cost $523,765,218#)		519,920,882
Other assets and liabilities (net)—(1.9)%		(9,892,646)

Net Assets—100.0%		$510,028,236

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $523,765,218. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,797,101 and $5,641,437, respectively, resulting in a net unrealized depreciation of $3,844,336.
(a)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This Senior Loan will settle after September 30, 2010, at which time the interest rate will be determined.

Credit Quality Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
BBB	4.0
BB	55.2
B	37.1
CCC	1.9
Not Rated	1.8

MIST-101

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Senior Floating-Rate Interests*	$–	$483,069,882	$–	$483,069,882

Total Short-Term Investments	–	36,851,000	–	36,851,000

Total Investments	$–	$519,920,882	$–	$519,920,882

*	See Schedule of Investments for additional detailed categorizations.

MIST-102

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipals—0.3% of Net Assets

Security Description	Par Amount	Value

California State General Obligation Unlimited, Build America Bonds
7.950%, due 03/01/36 (Cost—$1,001,180)	$1,000,000	$1,073,100

Domestic Bonds & Debt Securities—49.1%

Aerospace & Defense—0.3%
Bombardier, Inc. 7.750%, due 03/15/20 (144A) (a)	1,000,000	1,085,000

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 8.250%, due 08/15/20	600,000	634,500

Chemicals—1.9%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	900,000	886,500
Huntsman International LLC 7.875%, due 11/15/14	1,275,000	1,329,188
7.375%, due 01/01/15 (b)	1,235,000	1,259,700
8.625%, due 03/15/21 (144A) (a)	200,000	208,000
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A) (a) (g)	158,000	181,036
Kerling Plc 10.625%, due 01/28/17 (144A) (a) (g)	1,100,000	1,580,150
LBI Escrow Corp. 8.000%, due 11/01/17 (144A) (a)	600,000	657,000

		6,101,574

Commercial & Professional Services—2.2%
Hertz Corp. 8.875%, due 01/01/14	2,850,000	2,939,063
Class A 10.500%, due 01/01/16 (b)	1,000,000	1,067,500
Quintiles Transnational Corp. 9.500%, due 12/30/14 (144A) (a) (c)	2,700,000	2,781,000
United Rentals North America, Inc. 7.750%, due 11/15/13 (b)	250,000	253,125

		7,040,688

Commercial Banks—4.3%
CIT Group, Inc. 7.000%, due 05/01/14-05/01/16 (b)	9,300,000	9,240,000
7.000%, due 05/01/17	2,000,000	1,967,500
Wells Fargo Capital XIII 7.700%, due 12/29/49 (d)	300,000	312,750
Wells Fargo Capital XV 9.750%, due 09/26/44 (d)	1,835,000	2,027,675

		13,547,925

Consumer Finance—2.6%
Ally Financial, Inc. 8.000%, due 03/15/20 (144A) (a)	1,000,000	1,095,000
Ford Motor Credit Co. LLC 8.000%, due 06/01/14	2,000,000	2,188,784
8.700%, due 10/01/14	2,500,000	2,807,070
7.000%, due 04/15/15	1,000,000	1,069,617
12.000%, due 05/15/15	1,000,000	1,260,629

		8,421,100

Security Description	Par Amount	Value

Diversified Financial Services—2.9%
Bank of America Corp. 8.125%, due 12/29/49 (b) (d)	$1,500,000	$1,549,185
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, due 01/15/16	650,000	656,500
8.000%, due 01/15/18	500,000	505,000
International Lease Finance Corp. 8.625%, due 09/15/15 (144A) (a)	400,000	429,000
8.750%, due 03/15/17 (144A) (a)	900,000	967,500
7.125%, due 09/01/18 (144A) (a)	1,600,000	1,732,000
Petroplus Finance, Ltd.
6.750%, due 05/01/14 (144A) (a)	800,000	736,000
7.000%, due 05/01/17 (144A) (a)	1,070,000	936,250
9.375%, due 09/15/19 (144A) (a)	1,340,000	1,226,100
Pinafore LLC/Pinafore, Inc. 9.000%, due 10/01/18 (144A) (a)	500,000	526,250

		9,263,785

Diversified Telecommunication Services—0.8%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15 (144A) (a) (b)	1,000,000	1,082,500
Frontier Communications Corp. 8.250%, due 04/15/17	300,000	329,625
8.500%, due 04/15/20	400,000	443,500
Virgin Media Secured Finance Plc 7.000%, due 01/15/18 (h)	500,000	836,587

		2,692,212

Electric Utilities—3.1%
Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.000%, due 06/01/16 (144A) (a) (b)	500,000	537,500
Energy Future Intermediate Holding Co. LLC 10.000%, due 12/01/20	355	354
Public Service Co. of New Mexico 7.950%, due 05/15/18	300,000	331,595
Texas Competitive Electric Holdings Co. LLC 3.906%, due 10/10/14	2,984,924	2,325,585
10.250%, due 11/01/15 (b)	8,250,000	5,445,000
Series B 10.250%, due 11/01/15	825,000	544,500
10.500%, due 11/01/16 (c)	1,000,000	585,000

		9,769,534

Electronic Equipment, Instruments & Components—0.3%
NXP BV/NXP Funding LLC 9.750%, due 08/01/18 (144A) (a)	500,000	535,000
Sanmina-SCI Corp. 6.750%, due 03/01/13	500,000	507,500

		1,042,500

Energy Equipment & Services—0.6%
SEACOR Holdings, Inc. 7.375%, due 10/01/19	900,000	983,067
SESI LLC 6.875%, due 06/01/14	790,000	799,875

		1,782,942

MIST-103

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food & Staples Retailing—0.3%
SUPERVALU, Inc. 8.000%, due 05/01/16 (b)	$1,000,000	$1,012,500

Food Products—0.2%
JBS USA LLC/JBS USA Finance, Inc. 11.625%, due 05/01/14	560,000	649,600

Health Care Providers & Services—4.9%
Community Health Systems, Inc. 8.875%, due 07/15/15	700,000	745,500
HCA, Inc. 6.375%, due 01/15/15 (b)	750,000	751,875
9.250%, due 11/15/16	2,500,000	2,712,500
8.500%, due 04/15/19	2,100,000	2,352,000
7.875%, due 02/15/20	1,400,000	1,538,250
Tenet Healthcare Corp. 9.250%, due 02/01/15 (b)	3,900,000	4,207,125
8.000%, due 08/01/20 (144A) (a) (b)	1,400,000	1,400,000
US Oncology Holdings, Inc. 6.737%, due 03/15/12 (c) (d)	865,031	823,942
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18 (b)	1,200,000	1,224,000

		15,755,192

Hotels, Restaurants & Leisure—0.8%
CKE Restaurants, Inc. 11.375%, due 07/15/18 (144A) (a) (b)	450,000	463,500
Harrah’s Operating Co., Inc. 11.250%, due 06/01/17	1,000,000	1,100,000

Host Hotels & Resorts LP 9.000%, due 05/15/17 (b)	300,000	336,000
Series Q 6.750%, due 06/01/16	450,000	468,563
MGM Resorts International 6.750%, due 04/01/13	200,000	186,750

		2,554,813

Household Durables—0.5%
Diversey, Inc. 8.250%, due 11/15/19	1,000,000	1,075,000
KB HOME 6.250%, due 06/15/15 (b)	400,000	384,000

		1,459,000

Independent Power Producers & Energy Traders—1.3%
AES Corp. (The) 8.000%, due 10/15/17	650,000	705,250
Calpine Corp. 7.250%, due 10/15/17 (144A) (a)	1,000,000	1,022,500
7.875%, due 07/31/20 (144A) (a)	600,000	619,500
Dynegy Roseton/Danskammer Pass Through Trust,
Series B 7.670%, due 11/08/16	500,000	463,750
RRI Energy, Inc. 7.875%, due 06/15/17 (b)	1,300,000	1,218,750

		4,029,750

Security Description	Par Amount	Value

Machinery—1.4%
Case New Holland, Inc. 7.875%, due 12/01/17 (144A) (a)	$2,000,000	$2,182,500
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18 (b)	800,000	840,000
Navistar International Corp. 8.250%, due 11/01/21	500,000	536,250
Terex Corp. 8.000%, due 11/15/17 (b)	1,000,000	1,006,250

		4,565,000

Manufacturing—0.9%
RBS Global, Inc./Rexnord Corp. 11.750%, due 08/01/16 (b)	500,000	537,500
8.500%, due 05/01/18 (b)	2,200,000	2,246,750

		2,784,250

Media—2.3%
Cablevision Systems Corp. 7.750%, due 04/15/18	1,000,000	1,062,500
8.000%, due 04/15/20 (b)	1,000,000	1,081,250
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	1,466,756	1,749,106
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (144A) (a)	1,200,000	1,272,000
Clear Channel Worldwide Holdings, Inc. 9.250%, due 12/15/17	100,000	106,500
Series B 9.250%, due 12/15/17	600,000	643,500
Dex One Corp. 12.000%, due 01/29/17 (c)	461,677	365,302
EchoStar DBS Corp. 7.750%, due 05/31/15	500,000	535,625
Interactive Data Corp. 10.250%, due 08/01/18 (144A) (a)	400,000	430,000

		7,245,783

Metals & Mining—0.3%
Severstal Columbus LLC 10.250%, due 02/15/18 (144A) (a)	1,000,000	1,055,000

Oil & Gas Exploration & Production—0.3%
Antero Resources Finance Corp. 9.375%, due 12/01/17	700,000	747,250
Sabine Pass LNG LP 7.250%, due 11/30/13	150,000	145,500

		892,750

Oil, Gas & Consumable Fuels—10.3%
Anadarko Petroleum Corp. 5.950%, due 09/15/16 (b)	1,000,000	1,093,303

ATP Oil & Gas Corp. 11.875%, due 05/01/15 (144A) (a) (b)	1,000,000	867,500
Chesapeake Energy Corp. 9.500%, due 02/15/15	1,000,000	1,162,500
6.500%, due 08/15/17	600,000	625,500
6.875%, due 08/15/18 - 11/15/20	1,585,000	1,679,275

MIST-104

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
7.250%, due 12/15/18	$2,000,000	$2,165,000
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A) (a)	700,000	768,250
Denbury Resources, Inc. 8.250%, due 02/15/20	598,000	655,557
Dynegy Holdings, Inc. 7.500%, due 06/01/15	2,500,000	1,981,250
8.375%, due 05/01/16 (b)	1,430,000	1,122,550
7.750%, due 06/01/19	616,000	425,040
El Paso Corp. 7.250%, due 06/01/18	500,000	541,409
6.500%, due 09/15/20 (144A) (a)	400,000	409,000
Energy Transfer Equity LP 7.500%, due 10/15/20	900,000	951,750
EXCO Resources, Inc. 7.500%, due 09/15/18	1,400,000	1,389,500
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (a)	1,500,000	1,436,250
Forest Oil Corp. 8.500%, due 02/15/14	1,000,000	1,097,500
7.250%, due 06/15/19	732,000	752,130
Holly Corp. 9.875%, due 06/15/17	1,000,000	1,063,750
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (a)	1,300,000	1,384,500
Newfield Exploration Co. 6.625%, due 04/15/16	827,000	864,215
6.875%, due 02/01/20	700,000	747,250
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18 (144A) (a)	1,000,000	1,075,000
Petrohawk Energy Corp. 10.500%, due 08/01/14	400,000	455,000
7.875%, due 06/01/15	1,430,000	1,505,075
Pioneer Natural Resources Co. 6.875%, due 05/01/18	530,000	569,916
Plains Exploration & Production Co. 7.750%, due 06/15/15	500,000	526,875
10.000%, due 03/01/16	500,000	572,500
SandRidge Energy, Inc. 3.915%, due 04/01/14 (d)	1,375,000	1,274,639
9.875%, due 05/15/16 (144A) (a)	400,000	415,000
8.000%, due 06/01/18 (144A) (a) (b)	1,290,000	1,264,200
W&T Offshore, Inc. 8.250%, due 06/15/14 (144A) (a)	1,230,000	1,186,950
Western Refining, Inc. 11.250%, due 06/15/17 (144A) (a)	1,000,000	945,000

		32,973,134

Paper & Forest Products—0.3%
NewPage Corp. 10.000%, due 05/01/12 (b)	800,000	413,000
11.375%, due 12/31/14	450,000	409,500

		822,500

Publishing & Printing—0.5%
Visant Corp. 10.000%, due 10/01/17 (144A) (a)	1,400,000	1,466,500

Security Description	Par Amount	Value

Real Estate Investment Trusts (REITs)—0.8%
Host Marriott LP 6.375%, due 03/15/15	$1,300,000	$1,337,375
iStar Financial, Inc. 8.625%, due 06/01/13	350,000	288,750
10.000%, due 06/15/14	1,070,000	1,070,000

		2,696,125

Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (b)	500,000	530,000
Freescale Semiconductor, Inc. 10.125%, due 12/15/16 (b)	401,000	366,915
10.125%, due 03/15/18 (144A) (a) (b)	2,190,000	2,343,300
10.750%, due 08/01/20 (144A) (a)	3,500,000	3,526,250

		6,766,465

Software—1.6%
First Data Corp. 9.875%, due 09/24/15	3,900,000	3,199,500
11.250%, due 03/31/16 (b)	2,400,000	1,740,000

		4,939,500

Transportation—0.8%
CEVA Group Plc 11.500%, due 04/01/18 (144A) (a)	1,400,000	1,470,000
CHC Helicopter S.A. 9.250%, due 10/15/20 (144A) (a)	1,000,000	1,015,000

		2,485,000

Utilities—0.0%
Energy Future Holdings Corp. 10.875%, due 11/01/17	1,000	605

Wireless Telecommunication Services—0.3%
Cricket Communications, Inc. 9.375%, due 11/01/14 (b)	900,000	936,000

Total Domestic Bonds & Debt Securities (Cost $144,681,099)		156,471,227

Convertible Bonds—0.4%

Commercial Banks—0.1%
CapitalSource, Inc. 4.000%, due 07/15/34	450,000	447,750

Hotels, Restaurants & Leisure—0.1%
MGM Resorts International 4.250%, due 04/15/15 (144A) (a) (b)	150,000	138,938

Real Estate Investment Trusts (REITs)—0.1%
iStar Financial, Inc. 0.790%, due 10/01/12 (d)	500,000	381,250

MIST-105

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc. 6.000%, due 05/01/15 (b)	$238,000	$235,322

Total Convertible Bonds (Cost $1,035,968)		1,203,260

Loan Participation—2.2%

Automotive—0.2%
Allison Transmission, Inc. 3.020%, due 08/07/14	473,978	445,956

Electric Utilities—1.0%
Texas Competitive Electric Holdings Co. LLC 3.758%, due 10/10/14	2,493,573	1,942,736
3.923%, due 10/10/14	1,487,329	1,158,792

		3,101,528

Finance—0.5%
First Data Corp. 3.006%, due 09/24/14	1,908,873	1,682,519

Media—0.5%
Clear Channel Communications, Inc. 3.997%, due 11/13/15	746,125	588,708
Interactive Data Corp. 6.500%, due 12/31/17	1,000,000	1,013,015

		1,601,723

Printing, Publishing and Broadcasting—0.0%
Supermedia, Inc. 11.000%, due 12/31/15	238,730	117,223

		117,223

Total Loan Participation (Cost $6,808,031)		6,948,949

Common Stocks—33.5%

Beverages—0.6%
Diageo Plc	60,000	1,035,234
PepsiCo, Inc.	12,000	797,280

		1,832,514

Commercial Banks—1.4%
Barclays Plc	50,000	235,087
CIT Group, Inc.*	20,000	816,400
HSBC Holdings Plc	37,000	375,178
Wells Fargo & Co.	125,000	3,141,250

		4,567,915

Diversified Financial Services—2.3%
Bank of America Corp.	250,000	3,277,500
Citigroup, Inc.*	349,845	1,364,396
JPMorgan Chase & Co.	70,000	2,664,900

		7,306,796

Security Description	Shares/Par Amount	Value

Diversified Telecommunication Services—2.3%
AT&T, Inc.	100,000	$2,860,000
CenturyLink, Inc. (b)	30,000	1,183,800
Frontier Communications Corp. (b)	47,001	383,998
Telstra Corp., Ltd.	500,000	1,262,747
Verizon Communications, Inc. (b)	50,000	1,629,500

		7,320,045

Electric Utilities—5.9%
American Electric Power Co., Inc.	60,000	2,173,800
Duke Energy Corp. (b)	190,000	3,364,900
FirstEnergy Corp. (b)	50,000	1,927,000
NextEra Energy, Inc.	60,000	3,263,400
Pinnacle West Capital Corp. (b)	15,000	619,050
PPL Corp. (b)	26,300	716,149
Progress Energy, Inc. (b)	40,000	1,776,800
Southern Co.	130,000	4,841,200

		18,682,299

Energy Equipment & Services—0.9%
Baker Hughes, Inc.	20,000	852,000
Schlumberger, Ltd.	20,000	1,232,200
Weatherford International, Ltd.*	50,000	855,000

		2,939,200

Gas Utilities—0.2%
AGL Resources, Inc.	20,000	767,200

Industrial Conglomerates—0.2%
General Electric Co.	40,000	650,000

Media—0.6%
Charter Communications, Inc. - Class A* (b)	14,553	472,972
Comcast Corp. - Class A	50,000	904,000
Dex One Corp.* (b)	43,546	534,745

		1,911,717

Metals & Mining—1.5%
Barrick Gold Corp.	40,000	1,851,600
Newmont Mining Corp.	40,900	2,568,929
Nucor Corp. (b)	10,000	382,000

		4,802,529

Multi-Utilities—5.7%
Ameren Corp. (b)	60,000	1,704,000
CenterPoint Energy, Inc.	50,000	786,000
Consolidated Edison, Inc. (b)	20,000	964,400
Dominion Resources, Inc. (b)	65,000	2,837,900
PG&E Corp. (b)	80,000	3,633,600
Public Service Enterprise Group, Inc.	80,000	2,646,400
Sempra Energy (b)	40,000	2,152,000
TECO Energy, Inc. (b)	80,000	1,385,600
Xcel Energy, Inc.	91,927	2,111,563

		18,221,463

Office Electronics—0.3%
Xerox Corp.	100,000	1,035,000

MIST-106

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—5.2%
BP Plc (ADR) (b)	30,000	$1,235,100
Callon Petroleum Co.* (b)	20,471	101,332
Canadian Oil Sands Trust	150,000	3,709,748
ConocoPhillips Co.	65,000	3,732,950
Exxon Mobil Corp.	101,294	6,258,956
Spectra Energy Corp.	60,000	1,353,000

		16,391,086

Pharmaceuticals—4.7%
Johnson & Johnson	60,000	3,717,600
Merck & Co., Inc.	170,000	6,257,700
Pfizer, Inc.	150,000	2,575,500
Roche Holdings AG	17,500	2,393,839

		14,944,639

Semiconductors & Semiconductor Equipment —1.0%
Intel Corp.	120,000	2,307,600
Xilinx, Inc. (b)	30,000	798,300

		3,105,900

Wireless Telecommunication Services—0.7%
Vodafone Group Plc	950,000	2,354,689

Total Common Stocks (Cost $102,032,454)		106,832,992

Preferred Stocks—2.5%

Capital Markets—0.3%
Deutsche Bank AG 12.000%, due 11/04/10 (144A) (a)	35,000	811,230

Consumer Finance—0.0%
Ally Financial, Inc., Series G 7.000%, due 12/31/11 (144A) (a)	141	126,931

Diversified Financial Services—1.4%
JPMorgan Chase & Co., Series 1 7.900%, due 12/31/49 (d)	4,250,000	4,569,902

Metals & Mining—0.3%
AngloGold Ashanti, Ltd. 6.000%, due 09/15/13*	15,000	798,075

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp. 5.750%, due 12/31/49 (144A)* (a)	1,500	1,531,080

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. 8.375%, due 12/31/12* (d)	10,300	5,278
Federal National Mortgage Assoc. 8.250%, due 12/31/10* (d)	6,900	3,001

		8,279

Total Preferred Stocks (Cost $7,220,333)		7,845,497

Convertible Preferred Stocks—3.6%
Security Description	Shares/Par Amount	Value

Automobiles—0.0%
General Motors Corp. 6.250%, due 07/15/33	$15,000	119,888

Commercial Banks—0.9%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	2,800	2,816,800

Diversified Financial Services—2.0%
Bank of America Corp. 7.250% due 12/31/49	4,000	3,930,000
Citigroup, Inc. 7.500%, due 12/15/12	20,000	2,370,200

		6,300,200

Electric Utilities—0.2%
NextEra Energy, Inc. 8.375%, due 06/01/12 (b)	10,000	531,000

Health Care Providers & Services—0.3%
Tenet Healthcare Corp. 7.000%, due 10/01/12	1,100	946,660

Real Estate Investment Trusts (REITs)—0.2%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49*	34,000	734,189

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11*	3,800	1,854

Total Convertible Preferred Stocks (Cost $9,874,061)		11,450,591

Warrant—0.0%

Media—0.0%
Charter Communications, Inc., expires 11/30/14* (Cost—$4,455)	1,273	5,728

Short-Term Investments—25.4%

Discount Notes—7.9%
Federal Farm Credit Bank 0.150%, due 10/01/10 (e)	$12,600,000	12,600,000
Federal Home Loan Bank 0.186%, due 10/01/10 (e)	12,595,000	12,595,000

		25,195,000

Mutual Funds—17.1%
State Street Navigator Securities Lending Prime Portfolio (f)	54,340,467	54,340,467

MIST-107

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $1,414,000 on 10/01/10 collateralized by $1,445,000 Federal National Mortgage Association at 2.000% due 09/21/15 with a value of $1,446,806	$1,414,000	$1,414,000

Total Short-Term Investments (Cost $80,949,467)		80,949,467

Total Investments—117.0% (Cost $353,607,048#)		372,780,811
Other assets and liabilities (net)—(17.0)%		(54,133,821)

Net Assets—100.0%		$318,646,990

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $353,607,048. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $28,150,343 and $8,976,580, respectively, resulting in a net unrealized appreciation of $19,173,763.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $46,921,165, which is 14.7% of net assets.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $53,192,603 and the collateral received consisted of cash in the amount of $54,340,467 and non-cash collateral with a value of $55,300. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(f)	Represents investment of collateral received from securities lending transactions.
(g)	Par shown in Euro Currency. Value is shown in USD.
(h)	Par shown in Pound Sterling. Value is shown in USD.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-108

Met Investors Series Trust

Met/Franklin Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the nine months ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$–	$1,073,100	$–	$1,073,100

Total Domestic Bonds & Debt Securities*	–	156,471,227	–	156,471,227

Total Convertible Bonds*	–	1,203,260	–	1,203,260

Total Loan Participation*	–	6,948,949	–	6,948,949

Common Stocks
Beverages	797,280	1,035,234	–	1,832,514
Commercial Banks	3,957,650	610,265	–	4,567,915
Diversified Financial Services	7,306,796	–	–	7,306,796
Diversified Telecommunication Services	6,057,298	1,262,747	–	7,320,045
Electric Utilities	18,682,299	–	–	18,682,299
Energy Equipment & Services	2,939,200	–	–	2,939,200
Gas Utilities	767,200	–	–	767,200
Industrial Conglomerates	650,000	–	–	650,000
Media	1,911,717	–	–	1,911,717
Metals & Mining	4,802,529	–	–	4,802,529
Multi-Utilities	18,221,463	–	–	18,221,463
Office Electronics	1,035,000	–	–	1,035,000
Oil, Gas & Consumable Fuels	16,391,086	–	–	16,391,086
Pharmaceuticals	12,550,800	2,393,839	–	14,944,639
Semiconductors & Semiconductor Equipment	3,105,900	–	–	3,105,900
Wireless Telecommunication Services	–	2,354,689	–	2,354,689

Total Common Stocks	99,176,218	7,656,774	–	106,832,992

Preferred Stocks
Capital Markets	–	811,230	–	811,230
Consumer Finance	126,931	–	–	126,931
Diversified Financial Services	–	4,569,902	–	4,569,902
Metals & Mining	–	798,075	–	798,075
Oil, Gas & Consumable Fuels	–	1,531,080	–	1,531,080
Thrifts & Mortgage Finance	3,001	5,278	–	8,279

Total Preferred Stocks	129,932	7,715,565	–	7,845,497

Convertible Preferred Stocks
Automobiles	–	119,888	–	119,888
Commercial Banks	2,816,800	–	–	2,816,800
Diversified Financial Services	6,300,200	–	–	6,300,200
Electric Utilities	531,000	–	–	531,000
Health Care Providers & Services	–	946,660	–	946,660
Real Estate Investment Trusts (REITs)	734,189	–	–	734,189
Thrifts & Mortgage Finance	–	1,854	–	1,854

Total Convertible Preferred Stocks	10,382,189	1,068,402	–	11,450,591

Total Warrant*	5,728	–	–	5,728

MIST-109

Met Investors Series Trust

Met/Franklin Income Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Notes	$–	$25,195,000	$–	$946,660
Mutual Fund	54,340,467	–		54,340,467
Repurchase Agreement	–	1,414,000	–	1,414,000
Total Short-Term Investments	54,340,467	26,609,000	–	80,949,467

Total Investments	$164,034,534	$208,746,277	$–	$372,780,811

*	See Schedule of Investments for additional detailed categorizations

MIST-110

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—0.8% of Net Assets

Security Description	Shares/Par Amount	Value

Commercial Banks—0.8%
CIT Group, Inc. 7.000%, due 05/01/14 - 05/01/17	$6,654,079	$6,581,678

Total Domestic Bonds & Debt Securities (Cost $5,191,608)		6,581,678

Loan Participation—4.0%

Buildings and Real Estate—1.5%
Realogy Corp.
3.258%, due 10/10/13 (a)	6,675,136	5,964,735
3.301%, due 10/10/13 (a)	910,487	813,588
3.309%, due 10/10/13 (a)	6,295,752	5,625,726
13.500%, due 10/15/17 (a)	273,000	292,282

		12,696,331

Commercial Banks—0.2%
CIT Group, Inc. 6.250%, due 08/11/15 (a)	1,963,709	1,982,767

Electric Utilities—0.7%
Texas Competitive Electric Holdings LLC
3.758%, due 10/10/14 (a)	7,803,510	6,051,277
3.923%, due 10/10/14 (a)	98,036	76,381

		6,127,658

Entertainment—0.3%
Six Flags Theme Parks, Inc. 9.250%, due 10/21/16 (a)	2,281,000	2,354,540

Finance—0.3%
First Data Corp. 3.006%, due 09/24/14 (a)	2,645,963	2,333,807

Forest Products—0.2%
Smurfit-Stone Container Enterprises, Inc. 6.750%, due 02/22/16 (a)	1,527,000	1,537,261

Telecommunications—0.7%
Avaya, Inc. 3.058%, due 10/24/14 (a)	7,185,074	6,388,465

Utilities—0.1%
Boston Generating LLC
2.540%, due 12/20/13 (a)	7,592	7,368
2.783%, due 12/20/13 (a)	80,095	77,725
4.783%, due 12/20/13 (a)	473,209	459,209

		544,302

Total Loan Participation (Cost $32,880,933)		33,965,131

Common Stocks—87.1%

Aerospace & Defense—0.1%
GenCorp, Inc.* (b)	143,356	705,312

Security Description	Shares	Value

Air Freight & Logistics—0.4%
TNT N.V.	124,452	$3,340,598

Automobiles—0.6%
Daimler AG*	78,235	4,951,809

Beverages—4.7%
Brown-Forman Corp. - Class B (b)	63,393	3,907,545
Carlsberg A.S. - Class B	43,889	4,562,604
Coca-Cola Enterprises, Inc.	192,713	5,974,103
Dr Pepper Snapple Group, Inc.	237,608	8,439,836
PepsiCo, Inc.	92,280	6,131,083
Pernod Ricard S.A. (b)	130,439	10,886,530

		39,901,701

Biotechnology—1.1%
Amgen, Inc.*	92,077	5,074,364

Genzyme Corp.*	54,946	3,889,627

		8,963,991

Building Products—0.6%
Owens Corning, Inc.* (b)	209,589	5,371,766

Capital Markets—2.4%
Goldman Sachs Group, Inc. (The)	37,695	5,449,943
Morgan Stanley	350,265	8,644,540
UBS AG*	346,552	5,905,297

		19,999,780

Chemicals—1.5%
Linde AG	72,202	9,395,810
Potash Corp. of Saskatchewan, Inc.	23,480	3,382,059

		12,777,869

Commercial Banks—3.5%
Barclays Plc	1,686,177	7,927,985
CIT Group, Inc.*	43,672	1,782,691
Intesa Sanpaolo	928,712	3,017,753
PNC Financial Services Group, Inc.	122,575	6,362,868
Wells Fargo & Co.	421,472	10,591,591

		29,682,888

Communications Equipment—0.9%
Motorola, Inc.*	936,139	7,985,266

Computers & Peripherals—1.3%
Hewlett-Packard Co.	255,059	10,730,332

Diversified Consumer Services—0.2%
Hillenbrand, Inc. (b)	86,772	1,866,466

Diversified Financial Services—2.1%
Bank of America Corp.	914,229	11,985,542
Bond Street Holdings LLC - Class A*	78,194	1,602,977
Deutsche Boerse AG	66,279	4,415,710

		18,004,229

MIST-111

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—2.1%
Cable & Wireless Communications Plc	3,329,133	$2,973,922
Cable & Wireless Worldwide Plc	3,329,133	3,846,971
Telefonica S.A.	444,112	10,991,193

		17,812,086

Electric Utilities—2.8%
E. On AG	302,666	8,887,271
Entergy Corp.	51,930	3,974,203
Exelon Corp.	181,113	7,711,791
Prime Infrastructure Group (b)	762,551	3,213,866

		23,787,131

Electrical Equipment—0.5%
Alstom S.A.	84,400	4,307,893

Electronic Equipment, Instruments & Components—0.6%
Tyco Electronics, Ltd.	179,432	5,243,003

Energy Equipment & Services—2.2%
Baker Hughes, Inc.	112,763	4,803,704
Exterran Holdings, Inc.* (b)	18,513	420,430
Pride International, Inc.*	117,147	3,447,636
Transocean, Ltd.*	162,125	10,423,017

		19,094,787

Food & Staples Retailing—5.3%
Carrefour S.A.	90,047	4,838,158
CVS Caremark Corp.	789,873	24,857,303
Kroger Co. (The)	466,044	10,094,513
Wal-Mart Stores, Inc.	98,698	5,282,317

		45,072,291

Food Products—4.9%
General Mills, Inc.	191,960	7,014,219
Groupe Danone	26,342	1,573,761
Kraft Foods, Inc. - Class A	627,398	19,361,502
Nestle S.A.	260,382	13,902,839

		41,852,321

Health Care Equipment & Supplies—1.4%
Alcon, Inc.	21,489	3,584,150
Boston Scientific Corp.*	710,558	4,355,720
Medtronic, Inc.	122,020	4,097,432

		12,037,302

Health Care Providers & Services—2.9%
Tenet Healthcare Corp.*	1,551,881	7,324,878
UnitedHealth Group, Inc.	481,689	16,912,101

		24,236,979

Hotels, Restaurants & Leisure—0.1%
Thomas Cook Group Plc	214,165	578,534

Household Durables—0.5%
Stanley Black & Decker, Inc.	75,019	4,597,164

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.8%
NRG Energy, Inc.* (b)	324,089	$6,747,533

Industrial Conglomerates—2.6%
Orkla A.S.A.	1,332,158	12,254,488
Siemens AG	91,552	9,659,985

		21,914,473

Insurance—3.4%
ACE, Ltd.	161,862	9,428,461
Alleghany Corp.*	5,830	1,766,665
Berkshire Hathaway, Inc. - Class B*	54,190	4,480,429
CNO Financial Group, Inc.* (b)	206,603	1,144,581
Old Republic International Corp. (b)	383,596	5,312,805
White Mountains Insurance Group, Ltd.	5,449	1,680,798
Zurich Financial Services AG	20,231	4,753,989

		28,567,728

Leisure Equipment & Products—1.2%
Mattel, Inc.	430,844	10,107,600

Machinery—0.1%
Ingersoll-Rand Plc	15,800	564,218

Marine—1.2%
A.P. Moller - Maersk A.S. - Class B	1,199	9,941,782

Media—4.2%
British Sky Broadcasting Group Plc	324,878	3,605,381
News Corp. - Class A	745,563	9,737,053
Time Warner Cable, Inc.	86,125	4,649,889
Time Warner, Inc.	306,297	9,388,003
Virgin Media, Inc. (b)	340,667	7,842,154

		35,222,480

Multi-Utilities—0.6%
GDF Suez	142,401	5,101,510

Office Electronics—1.6%
Xerox Corp.	1,317,691	13,638,102

Oil, Gas & Consumable Fuels—4.0%
BP Plc	511,880	3,503,885
Marathon Oil Corp.	377,668	12,500,811
Noble Energy, Inc.	37,516	2,817,076
Royal Dutch Shell Plc - Class A	357,521	10,789,414
Total S.A.	82,460	4,243,095

		33,854,281

Paper & Forest Products—3.4%
Domtar Corp.	80,075	5,171,243
International Paper Co.	412,287	8,967,242
Weyerhaeuser Co.	948,460	14,947,730

		29,086,215

Pharmaceuticals—3.8%
Eli Lilly & Co.	401,254	14,657,809
Novartis AG	113,503	6,552,490
Pfizer, Inc.	620,366	10,651,684

		31,861,983

MIST-112

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Real Estate—0.4%
Canary Wharf Group Plc (144A)* (c)	767,618	$3,466,396

Real Estate Investment Trusts (REITs)—1.3%
Alexander’s, Inc. (b)	18,738	5,917,086
Link (The)	1,610,254	4,768,301

		10,685,387

Real Estate Management & Development—0.4%
Forestar Real Estate Group, Inc.* (b)	90,350	1,540,468
St. Joe Co. (The)* (b)	65,383	1,626,075

		3,166,543

Semiconductors & Semiconductor Equipment—1.6%
LSI Corp.*	1,543,073	7,036,413
Maxim Integrated Products, Inc. (b)	357,802	6,622,915

		13,659,328

Software—3.3%
McAfee, Inc.*	98,796	4,669,099
Microsoft Corp.	688,322	16,857,006
Nintendo Co., Ltd.	19,233	4,803,147
Symantec Corp.*	134,121	2,034,616

		28,363,868

Tobacco—9.0%
Altria Group, Inc.	770,074	18,497,178
British American Tobacco Plc	537,694	20,114,673
Imperial Tobacco Group Plc	486,748	14,544,321
Japan Tobacco, Inc.	1,557	5,188,482
Lorillard, Inc.	62,827	5,045,636
Philip Morris International, Inc.	100,450	5,627,209
Reynolds American, Inc.	115,649	6,868,394

		75,885,893

Wireless Telecommunication Services—1.5%
Vodafone Group Plc	5,209,210	12,911,650

Total Common Stocks (Cost $655,752,927)		737,648,468

Preferred Stock—1.2%

Automobiles—1.2%
Volkswagen AG 0.000% (Cost—$7,174,101)	80,808	9,745,296

Short-Term Investments—11.3%

Discount Notes—1.5%
Federal Home Loan Discount Bank 0.010%, due 10/01/10 (d)	$12,500,000	12,500,000

Mutual Funds—4.1%
State Street Navigator Securities Lending Prime Portfolio (e)	34,913,083	34,913,083

Short-Term Investments—(Continued)
Security Description	Par Amount	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $7,208,002 on 10/01/10 collateralized by $7,365,000 Federal Home Loan Mortgage Corp. at 0.000% due 06/01/11 with a value of $7,355,794	$7,208,000	$7,208,000

U.S. Government & Agency Discount Notes—4.9%
U.S. Treasury Bills 0.140%, due 10/28/10 (d)	3,300,000	3,299,690
0.115%, due 11/18/10 (d)	3,000,000	2,999,540
0.143%, due 11/26/10 (d)	5,000,000	4,998,884
0.160%, due 12/09/10 (d)	5,000,000	4,998,467
0.155%, due 12/16/10 (d)	5,000,000	4,998,364
0.140%, due 01/06/11 (d)	5,000,000	4,998,376
0.130%, due 01/20/11 (d)	5,000,000	4,998,075
0.143%, due 02/17/11 (d)	5,000,000	4,997,239
0.159%, due 02/24/11 (d)	5,000,000	4,997,160

		41,285,795

Total Short-Term Investments (Cost $95,906,116)		95,906,878

Total Investments—104.4% (Cost $796,905,685#)		883,847,451
Other assets and liabilities (net)—(4.4)%		(37,142,272)

Net Assets—100.0%		$846,705,179

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $796,905,685. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $112,220,196 and $25,278,430, respectively, resulting in a net unrealized appreciation of $86,941,766.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(b)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $33,946,499 and the collateral received consisted of cash in the amount of $34,913,083. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $5,069,373, which is 0.6% of net assets.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	Represents investment of collateral received from securities lending transactions.

MIST-113

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Countries Diversification as of September 30, 2010 (Unaudited)

Top Ten Countries	% of Net Assets
United States	58.8
United Kingdom	10.0
Switzerland	7.1
Germany	5.6
France	3.7
Denmark	1.7
Norway	1.5
Spain	1.3
Japan	1.2
Hong Kong	0.6

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/19/2010	Bank of America Securities LLC	160,000	AUD	$153,380	$150,394	$2,986
11/19/2010	Deutsche Bank Securities, Inc.	160,000	AUD	153,379	150,520	2,859
11/19/2010	Bank of America Securities LLC	160,000	AUD	153,380	151,261	2,119
11/19/2010	Deutsche Bank Securities, Inc.	160,000	AUD	153,379	151,456	1,923
11/19/2010	Deutsche Bank Securities, Inc.	150,000	AUD	143,793	141,203	2,590
11/19/2010	Deutsche Bank Securities, Inc.	232,900	AUD	223,263	224,397	(1,134)
11/10/2010	State Street Bank and Trust Company	216,594	CHF	220,901	215,726	5,175
11/10/2010	State Street Bank and Trust Company	307,724	CHF	313,844	315,114	(1,270)
11/10/2010	Bank of America Securities LLC	966,300	CHF	985,516	876,423	109,093
11/10/2010	Deutsche Bank Securities, Inc.	1,180,026	CHF	1,203,492	1,174,857	28,635
11/10/2010	Deutsche Bank Securities, Inc.	476,757	CHF	486,237	483,159	3,078
11/10/2010	Bank of America Securities LLC	281,914	CHF	287,521	287,096	425
1/24/2011	Deutsche Bank Securities, Inc.	1,190,000	DKK	217,054	205,882	11,172
1/24/2011	Deutsche Bank Securities, Inc.	883,695	DKK	161,185	159,798	1,387
1/24/2011	Deutsche Bank Securities, Inc.	640,308	DKK	116,791	116,744	47
11/12/2010	State Street Bank and Trust Company	184,528	GBP	290,163	291,178	(1,015)
11/12/2010	Deutsche Bank Securities, Inc.	74,386	GBP	116,969	116,882	87
11/12/2010	Deutsche Bank Securities, Inc.	139,275	GBP	219,005	220,741	(1,736)
10/20/2010	State Street Bank and Trust Company	31,540,000	JPY	377,595	351,589	26,006
10/20/2010	State Street Bank and Trust Company	16,900,000	JPY	202,326	193,990	8,336
10/20/2010	Deutsche Bank Securities, Inc.	16,300,000	JPY	195,142	173,432	21,710
2/16/2011	State Street Bank and Trust Company	1,350,000	NOK	227,336	211,662	15,674

						$238,147

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/19/2010	Barclays Capital, Inc.	867,900	AUD	$831,988	$777,717	$(54,271)
11/19/2010	Bank of America Securities LLC	75,000	AUD	71,897	66,038	(5,859)
11/19/2010	Bank of America Securities LLC	80,000	AUD	76,690	70,805	(5,885)
11/10/2010	State Street Bank and Trust Company	984,252	CHF	1,003,825	966,070	(37,755)
11/10/2010	Deutsche Bank Securities, Inc.	20,075,179	CHF	20,474,391	18,217,041	(2,257,350)
11/10/2010	Bank of America Securities LLC	629,000	CHF	641,508	553,186	(88,322)
11/10/2010	Deutsche Bank Securities, Inc.	679,000	CHF	692,503	656,102	(36,401)
1/24/2011	State Street Bank and Trust Company	800,000	DKK	145,919	136,038	(9,881)
1/24/2011	Bank of America Securities LLC	23,137,060	DKK	4,220,163	3,982,419	(237,744)

MIST-114

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Sell: (Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
1/24/2011	Deutsche Bank Securities, Inc.	1,366,000	DKK	$249,156	$241,680	$(7,476)
1/18/2011	State Street Bank and Trust Company	32,218,234	EUR	43,781,497	40,955,819	(2,825,678)
1/18/2011	State Street Bank and Trust Company	311,125	EUR	422,789	400,274	(22,515)
1/18/2011	State Street Bank and Trust Company	768,282	EUR	1,044,022	975,280	(68,742)
1/18/2011	Deutsche Bank Securities, Inc.	34,770,000	EUR	47,249,103	45,472,206	(1,776,897)
1/18/2011	Deutsche Bank Securities, Inc.	493,028	EUR	669,978	634,236	(35,742)
1/18/2011	Bank of America Securities LLC	374,326	EUR	508,674	480,111	(28,563)
10/1/2010	State Street Bank and Trust Company	184,528	GBP	290,244	291,259	1,015
11/12/2010	State Street Bank and Trust Company	268,319	GBP	421,922	412,820	(9,102)
11/12/2010	Barclays Capital, Inc.	38,672,190	GBP	60,810,503	60,760,972	(49,531)
11/12/2010	Bank of America Securities LLC	633,970	GBP	996,893	975,851	(21,042)
11/12/2010	Bank of America Securities LLC	1,520,000	GBP	2,390,140	2,365,910	(24,230)
10/20/2010	Barclays Capital, Inc.	356,942,257	JPY	4,273,286	3,867,825	(405,461)
10/20/2010	Deutsche Bank Securities, Inc.	21,218,000	JPY	254,020	250,000	(4,020)
10/20/2010	Deutsche Bank Securities, Inc.	26,427,190	JPY	316,384	310,000	(6,384)
10/20/2010	Deutsche Bank Securities, Inc.	33,000,000	JPY	395,074	391,260	(3,814)
2/16/2011	Deutsche Bank Securities, Inc.	59,146,255	NOK	9,960,045	9,475,757	(484,288)
2/16/2011	Deutsche Bank Securities, Inc.	3,200,000	NOK	538,870	512,911	(25,959)

						$(8,531,897)

AUD—	Australian Dollar
CHF—	Swiss Franc
DKK—	Danish Krone
EUR—	Euro
GBP—	Great Britain Pound
JPY—	Japanese Yen
NOK—	Norwegian Krone

MIST-115

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities	$–	$6,581,678	$–	$6,581,678

Total Loan Participation*	–	33,965,131	–	33,965,131

Common Stocks
Aerospace & Defense	705,312	–	–	705,312
Air Freight & Logistics	–	3,340,598	–	3,340,598
Automobiles	–	4,951,809	–	4,951,809
Beverages	24,452,567	15,449,134	–	39,901,701
Biotechnology	8,963,991	–	–	8,963,991
Building Products	5,371,766	–	–	5,371,766
Capital Markets	14,094,483	5,905,297	–	19,999,780
Chemicals	3,382,059	9,395,810	–	12,777,869
Commercial Banks	18,737,150	10,945,738	–	29,682,888
Communications Equipment	7,985,266	–	–	7,985,266
Computers & Peripherals	10,730,332	–	–	10,730,332
Diversified Consumer Services	1,866,466	–	–	1,866,466
Diversified Financial Services	13,588,519	4,415,710	–	18,004,229
Diversified Telecommunication Services	–	17,812,086	–	17,812,086
Electric Utilities	11,685,994	12,101,137	–	23,787,131
Electrical Equipment	–	4,307,893	–	4,307,893
Electronic Equipment, Instruments & Components	5,243,003	–	–	5,243,003
Energy Equipment & Services	19,094,787	–	–	19,094,787
Food & Staples Retailing	40,234,133	4,838,158	–	45,072,291
Food Products	26,375,721	15,476,600	–	41,852,321
Health Care Equipment & Supplies	12,037,302	–	–	12,037,302
Health Care Providers & Services	24,236,979	–	–	24,236,979
Hotels, Restaurants & Leisure	–	578,534	–	578,534
Household Durables	4,597,164	–	–	4,597,164
Independent Power Producers & Energy Traders	6,747,533	–	–	6,747,533
Industrial Conglomerates	–	21,914,473	–	21,914,473
Insurance	23,813,739	4,753,989	–	28,567,728
Leisure Equipment & Products	10,107,600	–	–	10,107,600
Machinery	564,218	–	–	564,218
Marine	–	9,941,782	–	9,941,782
Media	31,617,099	3,605,381	–	35,222,480
Multi-Utilities	–	5,101,510	–	5,101,510
Office Electronics	13,638,102	–	–	13,638,102
Oil, Gas & Consumable Fuels	26,107,301	7,746,980	–	33,854,281
Paper & Forest Products	29,086,215	–	–	29,086,215
Pharmaceuticals	25,309,493	6,552,490	–	31,861,983
Real Estate	–	–	3,466,396	3,466,396
Real Estate Investment Trusts (REITs)	5,917,086	4,768,301	–	10,685,387
Real Estate Management & Development	3,166,543	–	–	3,166,543
Semiconductors & Semiconductor Equipment	13,659,328	–	–	13,659,328
Software	23,560,721	4,803,147	–	28,363,868
Tobacco	36,038,417	39,847,476	–	75,885,893
Wireless Telecommunication Services	–	12,911,650	–	12,911,650
Total Common Stocks	502,716,389	231,465,683	3,466,396	737,648,468

Total Preferred Stock	–	9,745,296	–	9,745,296

MIST-116

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Notes	$–	$12,500,000	$–	$12,500,000
Mutual Funds	34,913,083	–	–	34,913,083
Repurchase Agreement	–	7,208,000	–	7,208,000
U.S. Government &Agency Discount Notes	–	41,285,795	–	41,285,795
Total Short-Term Investments	34,913,083	60,993,795	–	95,906,878

Total Investments	$537,629,472	$342,751,583	$3,466,396	$883,847,451

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$–	$243,302	$–	$243,302
Forward Contracts to Buy (Depreciation)	–	(5,155)	–	(5,155)
Forward Contracts to Sell (Appreciation)	–	1,015	–	1,015
Forward Contracts to Sell (Depreciation)	–	(8,532,912)	–	(8,532,912)
Total Forward Contracts	$–	$(8,293,750)	$–	$(8,293,750)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Appreciation / (Depreciation)	Net Purchases	Net Transfers out of Level 3	Balance as of September 30, 2010
Common Stocks
Diversified Financials	$1,034,000	$12,603	$556,374	$(1,602,977)	$–
Real Estate	–	(206,780)	3,673,176	–	3,466,396

Total	$1,034,000	$(194,177)	$4,229,550	$(1,602,977)	$3,466,396

MIST-117

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met/Franklin Income Portfolio (Class A) (a)	25,788,351	$265,362,136
Met/Franklin Mutual Shares Portfolio (Class A) (a)	29,989,417	249,212,051
Met/Templeton Growth Portfolio (Class A) (a)	29,091,197	253,093,411

Total Mutual Funds (Cost $662,832,250)		767,667,598

Total Investments—100.0% (Cost $662,832,250#)		767,667,598

Other assets and liabilities (net)—0.0%		(208,562)

Net Assets—100.0%		$767,459,036

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $662,832,250. Aggregate unrealized appreciation based on cost for federal income tax purposes is $104,835,348 resulting in a net unrealized appreciation of $104,835,348.
(a)	A Portfolio of Met Investors Series Trust.

MIST-118

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$767,667,598	$–	$–	$767,667,598

Total Investments	$767,667,598	$–	$–	$767,667,598

MIST-119

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
BAE Systems Plc	256,230	$1,381,012
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	25,230	716,279

		2,097,291

Air Freight & Logistics—2.7%
Deutsche Post AG	101,127	1,832,049
FedEx Corp.	32,540	2,782,170
United Parcel Service, Inc. - Class B	61,860	4,125,443

		8,739,662

Auto Components—0.6%
Compagnie Generale des Etablissements Michelin - Class B (a)	24,450	1,861,460

Automobiles—2.7%
Bayerische Motoren Werke (BMW) AG	41,200	2,887,455
Hyundai Motor Co.	28,858	3,872,326
Toyota Motor Corp. (a)	54,400	1,948,432

		8,708,213

Biotechnology—2.7%
Amgen, Inc.*	125,740	6,929,531
Biogen Idec, Inc.*	31,991	1,795,335

		8,724,866

Capital Markets—0.6%
Bank of New York Mellon Corp.	48,290	1,261,818
UBS AG*	39,420	671,722

		1,933,540

Commercial & Professional Services—0.4%
Brambles, Ltd.	103,316	626,034
Edenred*	5,730	113,242
Rentokil Initial Plc*	373,350	605,610

		1,344,886

Commercial Banks—4.6%
DBS Group Holdings, Ltd.	236,500	2,527,906
HSBC Holdings Plc	282,800	2,896,528
ICICI Bank, Ltd. (ADR)	54,080	2,695,888
Intesa Sanpaolo	493,125	1,602,358
KB Financial Group, Inc.	66,527	2,858,987
UniCredito Italiano S.p.A.	944,146	2,411,972

		14,993,639

Communications Equipment—2.3%
Brocade Communications Systems, Inc.*	273,560	1,597,591
Cisco Systems, Inc.*	183,200	4,012,080
Telefonaktiebolaget LM Ericsson - Class B	161,731	1,769,481

		7,379,152

Computers & Peripherals—1.1%
Dell, Inc.*	111,980	1,451,261
Lite-On Technology Corp.	1,007,871	1,270,523
Seagate Technology Plc*	57,910	682,180

		3,403,964

Security Description	Shares	Value

Construction Materials—0.7%
CRH Plc	132,942	$2,184,042

Consumer Finance—0.8%
American Express Co.	58,820	2,472,205

Diversified Financial Services—2.0%
Bank of America Corp.	116,410	1,526,135
ING Groep N.V.*	326,334	3,362,232
JPMorgan Chase & Co.	40,170	1,529,272

		6,417,639

Diversified Telecommunication Services—5.1%
AT&T, Inc.	43,610	1,247,246
China Telecom Corp., Ltd. (ADR)	30,950	1,693,584
France Telecom S.A.	173,420	3,743,502
Singapore Telecommunications, Ltd.	1,321,000	3,149,141
Singapore Telecommunications, Ltd.	464,000	1,110,991
Telefonica S.A.	111,093	2,749,407
Telekom Austria AG	55,330	829,766
Telenor ASA	120,910	1,890,700

		16,414,337

Electrical Equipment—0.4%
Alstom S.A.	25,650	1,309,212

Electronic Equipment, Instruments & Components—1.5%
Flextronics International, Ltd.*	233,810	1,412,212
FUJIFILM Holdings Corp.	39,000	1,294,227
Tyco Electronics, Ltd.	78,510	2,294,062

		5,000,501

Energy Equipment & Services—2.2%
Baker Hughes, Inc.	47,490	2,023,074
Halliburton Co.	102,990	3,405,879
Noble Corp.	18,200	614,978
SBM Offshore N.V.	54,836	1,038,435

		7,082,366

Food & Staples Retailing—1.7%
CVS Caremark Corp.	80,078	2,520,055
Tesco Plc	435,430	2,905,386

		5,425,441

Food Products—1.0%
Nestle S.A.	59,960	3,201,505
Premier Foods Plc*	224,610	57,523

		3,259,028

Health Care Equipment & Supplies—1.9%
Covidien Plc	101,630	4,084,510
Medtronic, Inc.	57,480	1,930,178

		6,014,688

Health Care Providers & Services—0.5%
Quest Diagnostics, Inc.	34,940	1,763,422

MIST-120

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.5%
Accor S.A.	26,430	$962,501
Compass Group Plc	72,160	602,491

		1,564,992

Household Durables—0.2%
Persimmon Plc*	114,040	717,925

Industrial Conglomerates—4.3%
General Electric Co.	199,040	3,234,400
Koninklijke (Royal) Philips Electronics N.V.	57,060	1,794,367
Siemens AG	44,990	4,747,058
Tyco International, Ltd.	110,530	4,059,767

		13,835,592

Insurance—5.0%
ACE, Ltd.	34,470	2,007,878
Aviva Plc	544,980	3,426,285
AXA S.A.	103,630	1,815,292
Muenchener Rueckversicherungs-Gesellschaft AG	14,520	2,007,375
Progressive Corp. (The)	150,250	3,135,718
RenaissanceRe Holdings, Ltd.	29,740	1,783,210
Swiss Reinsurance Co., Ltd.	36,930	1,620,319
Torchmark Corp.	5,130	272,608

		16,068,685

Internet & Catalog Retail—0.5%
Expedia, Inc.	57,400	1,619,254

IT Services—2.5%
Accenture Plc - Class A	171,270	7,277,262
Cap Gemini S.A. (a)	19,520	978,630

		8,255,892

Life Sciences Tools & Services—0.6%
Lonza Group AG	21,770	1,864,164

Machinery—0.2%
GEA Group AG	23,610	589,323

Media—8.7%
British Sky Broadcasting Group Plc	78,700	873,385
Comcast Corp. - Special Class A	305,420	5,195,194
News Corp. - Class A	380,870	4,974,162
Pearson Plc	202,810	3,145,496
Reed Elsevier N.V.	110,840	1,396,536
Time Warner Cable, Inc.	53,186	2,871,512
Time Warner, Inc.	39,596	1,213,618
Viacom, Inc. - Class B	46,600	1,686,454
Vivendi	157,120	4,297,086
Walt Disney Co. (The)	82,130	2,719,324

		28,372,767

Metals & Mining—1.1%
Alcoa, Inc. (a)	97,070	1,175,518
POSCO	1,560	705,979
Vale S.A. (ADR)	61,620	1,709,955

		3,591,452

Security Description	Shares	Value

Multiline Retail—0.5%
Target Corp.	32,310	$1,726,646

Office Electronics—0.4%
Konica Minolta Holdings, Inc.	143,000	1,393,644

Oil, Gas & Consumable Fuels—7.8%
BG Group Plc	90,620	1,595,461
BP Plc	571,110	3,909,322
Chevron Corp.	28,870	2,339,913
Eni S.p.A.	115,560	2,488,941
Gazprom (ADR)	61,500	1,289,452
Petroleo Brasileiro S.A. (ADR)	42,980	1,410,604
Repsol YPF S.A.	23,945	616,558
Royal Dutch Shell Plc	149,020	4,355,833
StatoilHydro ASA	78,230	1,629,046
Talisman Energy, Inc.	70,500	1,232,697
Total S.A.	89,020	4,580,649

		25,448,476

Paper & Forest Products—0.4%
Svenska Cellulosa AB	90,250	1,369,188

Pharmaceuticals—10.3%
Abbott Laboratories	25,190	1,315,926
Bristol-Myers Squibb Co.	55,380	1,501,352
GlaxoSmithKline Plc	267,320	5,280,555
Merck & Co., Inc.	113,070	4,162,107
Merck KGaA	18,140	1,520,661
Novartis AG	67,700	3,908,298
Pfizer, Inc.	330,860	5,680,866
Roche Holdings AG	24,220	3,313,074
Sanofi-Aventis	103,060	6,860,956

		33,543,795

Professional Services—1.3%
Adecco S.A.	29,550	1,549,420
Hays Plc	476,490	848,224
Randstad Holding N.V.*	43,230	1,960,844

		4,358,488

Real Estate Management & Development—1.2%
Cheung Kong Holdings, Ltd.	112,000	1,696,069
Swire Pacific, Ltd.	153,000	2,102,003

		3,798,072

Semiconductors & Semiconductor Equipment—2.3%
Samsung Electronics Co., Ltd.	6,734	4,588,925
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	294,339	2,984,598

		7,573,523

Software—6.4%
Check Point Software Technologies, Ltd.*	34,030	1,256,728
Microsoft Corp.	252,690	6,188,378
Nintendo Co., Ltd. (a)	7,738	1,932,447
Oracle Corp.	288,830	7,755,086

MIST-121

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)

SAP AG	73,560	$3,635,179

		20,767,818

Specialty Retail—2.4%
Home Depot, Inc. (The)	50,900	1,612,512
Industria de Diseno Textil S.A. (a)	30,219	2,393,052
Kingfisher Plc	738,000	2,717,839
USS Co., Ltd.	15,990	1,194,279

		7,917,682

Trading Companies & Distributors—0.7%
Wolseley Plc*	91,936	2,317,472

Wireless Telecommunication Services—2.8%
Sprint Nextel Corp.*	349,470	1,618,046
Turkcell Iletisim Hizmetleri A.S. (ADR)	105,490	1,768,013
Vodafone Group Plc	2,281,290	5,654,450

		9,040,509

Total Common Stocks (Cost $279,864,011)		312,264,913

Right—0.0%

Auto Components—0.0%
Cie Generale des Etablissement Michelin* (a) (Cost —$0)	24,450	68,100

Short-Term Investments—6.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.3%
State Street Navigator Securities Lending Prime Portfolio (b)	7,533,257	$7,533,257

Repurchase Agreement—4.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $12,873,004 on 10/01/10 collateralized by $12,275,000 Federal National Mortgage Association. at 3.000% due 09/16/14 with a value of $13,134,250.	$12,873,000	12,873,000

Total Short-Term Investments (Cost $20,406,257)		20,406,257

Total Investments—102.5% (Cost $300,270,268#)		332,739,270
Other assets and liabilities (net)—(2.5)%		(8,009,473)

Net Assets—100.0%		$324,729,797

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $300,270,268. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $41,683,918 and $9,214,916, respectively, resulting in a net unrealized appreciation of $32,469,002.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $7,164,597 and the collateral received consisted of cash in the amount of $7,533,257. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of September 30, 2010 (Unaudited)

Top Ten Countries	% of Net Assets
United States	38.4
United Kingdom	13.3
France	8.2
Switzerland	7.7
Germany	5.3
Ireland	4.4
South Korea	3.7
Netherlands	3.0
Singapore	2.5
Japan	2.4

MIST-122

Met Investors Series Trust

Met/Templeton Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$716,279	$1,381,012	$–	$2,097,291
Air Freight & Logistics	6,907,613	1,832,049	–	8,739,662
Auto Components	–	1,861,460	–	1,861,460
Automobiles	–	8,708,213	–	8,708,213
Biotechnology	8,724,866	–	–	8,724,866
Capital Markets	1,261,818	671,722	–	1,933,540
Commercial & Professional Services	–	1,344,886	–	1,344,886
Commercial Banks	2,695,888	12,297,751	–	14,993,639
Communications Equipment	5,609,671	1,769,481	–	7,379,152
Computers & Peripherals	2,133,441	1,270,523	–	3,403,964
Construction Materials	–	2,184,042	–	2,184,042
Consumer Finance	2,472,205	–	–	2,472,205
Diversified Financial Services	3,055,407	3,362,232	–	6,417,639
Diversified Telecommunication Services	2,940,830	13,473,507	–	16,414,337
Electrical Equipment	–	1,309,212	–	1,309,212
Electronic Equipment, Instruments & Components	3,706,274	1,294,227	–	5,000,501
Energy Equipment & Services	6,043,931	1,038,435	–	7,082,366
Food & Staples Retailing	2,520,055	2,905,386	–	5,425,441
Food Products	–	3,259,028	–	3,259,028
Health Care Equipment & Supplies	6,014,688	–	–	6,014,688
Health Care Providers & Services	1,763,422	–	–	1,763,422
Hotels, Restaurants & Leisure	–	1,564,992	–	1,564,992
Household Durables	–	717,925	–	717,925
Industrial Conglomerates	7,294,167	6,541,425	–	13,835,592
Insurance	7,199,414	8,869,271	–	16,068,685
Internet & Catalog Retail	1,619,254	–	–	1,619,254
IT Services	7,277,262	978,630	–	8,255,892
Life Sciences Tools & Services	–	1,864,164	–	1,864,164
Machinery	–	589,323	–	589,323
Media	18,660,264	9,712,503	–	28,372,767
Metals & Mining	2,885,473	705,979	–	3,591,452
Multiline Retail	1,726,646	–	–	1,726,646
Office Electronics	–	1,393,644	–	1,393,644
Oil, Gas & Consumable Fuels	6,039,094	19,409,382	–	25,448,476
Paper & Forest Products	–	1,369,188	–	1,369,188
Pharmaceuticals	12,660,251	20,883,544	–	33,543,795
Professional Services	–	4,358,488	–	4,358,488
Real Estate Management & Development	–	3,798,072	–	3,798,072
Semiconductors & Semiconductor Equipment	2,984,598	4,588,925	–	7,573,523
Software	15,200,192	5,567,626	–	20,767,818
Specialty Retail	1,612,512	6,305,170	–	7,917,682
Trading Companies & Distributors	–	2,317,472	–	2,317,472
Wireless Telecommunication Services	3,386,059	5,654,450	–	9,040,509
Total Common Stocks	$145,111,574	$167,153,339	$–	$312,264,913

MIST-123

Met Investors Series Trust

Met/Templeton Growth Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Right
Auto Components	$–	$68,100	$–	$68,100
Total Right	–	68,100	–	68,100

Short-Term Investments
Mutual Funds	7,533,257	–	–	7,533,257
Repurchase Agreement	–	12,873,000	–	12,873,000
Total Short-Term Investments	7,533,257	12,873,000	–	20,406,257

Total Investments	$152,644,831	$180,094,439	–	$332,739,270

MIST-124

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipals—2.7% of Net Assets

Security Description	Par Amount	Value

California State General Obligation Unlimited, Build America Bonds
6.650%, due 03/01/22	$815,000	$908,057
7.950%, due 03/01/36	1,160,000	1,244,796
7.625%, due 03/01/40	2,820,000	3,104,482
California State General Obligation Unlimited, Taxable Various Purposes
6.200%, due 03/01/19	715,000	788,209
California State General Obligation Unlimited, Various Purposes
5.250%, due 03/01/30	1,210,000	1,284,633
5.500%, due 03/01/40	1,015,000	1,081,675
City of Detroit, MI General Obligation Limited, District State Aid
4.500%, due 11/01/23	280,000	285,219
Illinois State General Obligation Unlimited, Taxable
4.421%, due 01/01/15	2,920,000	3,046,027
New York State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds
5.500%, due 03/15/30	4,965,000	5,219,109
5.600%, due 03/15/40	1,600,000	1,692,192
Tulare, CA Sewer Revenue Bonds Build America, FSA
8.750%, due 11/15/44	1,585,000	1,735,305

Total Municipals (Cost $18,956,123)		20,389,704

Foreign Bonds & Debt Securities — 37.9%

Australia — 9.4%
Australia Government Bond, Series 123 5.750%, due 04/15/12	16,770,000	16,399,265
New South Wales Treasury Corp. 5.500%, due 03/01/17	12,800,000	12,457,080
Queensland Treasury Corp. 6.000%, due 06/14/11-09/14/17	35,210,000	34,579,320
7.125%, due 09/18/17 (144A)	305,000	247,046
Series 13 6.000%, due 08/14/13	6,880,000	6,792,900

		70,475,611

Germany — 0.7%
Kreditanstalt fuer Wiederaufbau, Series EMTN
4.660%, due 01/05/12	32,000,000	5,561,718

Israel — 4.9%
Israel Government Bond—Shahar 7.000%, due 04/29/11	62,615,000	18,165,049
Israel Treasury Bill—Makam
Series 0111 275.012%, due 01/05/11	10,055,000	2,748,332
Series 0711 95.928%, due 07/06/11	12,768,000	3,441,064
Series 0811 87.097%, due 08/03/11	6,327,000	1,698,557
Series 1010 181.279%, due 10/06/10	24,870,000	6,837,386
Series 211 212.519%, due 02/02/11	2,805,000	765,147
Series 311 173.503%, due 03/02/11	1,385,000	377,076
Series 411 141.033%, due 04/06/11	10,035,000	2,724,925

		36,757,536

Multi-National — 1.4%
Corp. Andina De Fomento 8.125%, due 06/04/19	3,700,000	4,620,878
European Investment Bank, Series EMTN 5.375%, due 07/16/12	32,000,000	5,704,182

		10,325,060

Security Description	Par Amount	Value

Norway — 3.6%
Norwegian Government Bond 6.000%, due 05/16/11	$154,330,000	$26,733,241

South Korea — 9.2%
Export-Import Bank of Korea 8.125%, due 01/21/14	2,200,000	2,586,063
Korea Development Bank 8.000%, due 01/23/14	2,200,000	2,575,368
Korea Treasury Bond 4.750%, due 12/10/11	34,000,000,000	30,914,729
Series 1206 4.000%, due 06/10/12	29,000,000,000	25,787,352
Series 1212 4.250%, due 12/10/12	1,450,000,000	1,297,528
Republic of Korea 7.125%, due 04/16/19	4,600,000	5,880,341

		69,041,381

South Korea—4.1%
Korea Treasury Bond 5.500%, due 06/10/11	33,500,000,000	30,435,422

Sweden—4.6%
Sweden Government 5.250%, due 03/15/11	226,590,000	34,130,375

Total Foreign Bonds & Debt Securities (Cost $266,155,106)		283,460,344

Foreign Bonds & Debt Securities—Emerging Markets — 49.1%

Argentina—1.4%
Argentina Bonos 0.677%, due 08/03/12	44,400,000	10,323,000

Brazil—4.8%
Brazil Notas do Tesouro Nacional Series B 6.000%, due 05/15/15-05/15/45	1,989,500	23,063,633
Series F 10.000%, due 01/01/12-01/01/17	2,198,000	12,736,032

		35,799,665

Egypt—4.9%
Egypt Treasury Bill
Series 273
256.119%, due 01/25/11	17,700,000	3,019,291
174.175%, due 03/22/11	200,000	33,589
161.172%, due 04/05/11	725,000	121,248
140.304%, due 05/03/11	1,025,000	170,077
124.255%, due 05/31/11	1,075,000	176,961
Series 364
291.064%, due 01/11/11	3,875,000	663,521
167.429%, due 03/29/11	775,000	129,907
154.615%, due 04/12/11	193,075,000	32,226,534
120.788%, due 06/07/11	200,000	32,847
85.473%, due 09/20/11	500,000	79,712

		36,653,687

MIST-125

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Foreign Bonds & Debt Securities—Emerging Markets—(Continued)

Security Description	Par Amount	Value

Hungary—2.6%
Hungary Government International Bond 3.875%, due 02/24/20	$6,510,000	$7,702,633
Republic of Hungary 5.750%, due 06/11/18	4,650,000	6,370,799
6.250%, due 01/29/20	5,305,000	5,717,002

		19,790,434

Indonesia—6.8%
Indonesia Government 12.800%, due 06/15/21	93,010,000,000	14,299,311
10.000%, due 09/15/24-02/15/28	279,030,000,000	36,244,758

		50,544,069

Iraq—0.5%
Republic of Iraq 5.800%, due 01/15/28	4,200,000	3,633,000

Lithuania—1.1%
Republic of Lithuania 6.750%, due 01/15/15(144A)	7,480,000	8,144,740

Malaysia—0.2%
Malaysia Government Bond 3.833%, due 09/28/11	4,000,000	1,306,987

Mexico—11.1%
Mexican Bonos 7.750%, due 12/14/17	195,000,000	17,057,829
8.000%, due 12/07/23	200,000,000	18,043,172
10.000%, due 12/05/24-11/20/36	455,000,000	48,268,810

		83,369,811

Peru—0.3%
Peru Government Bond 7.840%, due 08/12/20	5,663,000	2,365,255

Poland — 2.8%
Poland Government Bond 5.750%, due 04/25/14	13,000,000	4,563,925
6.250%, due 10/24/15	45,000,000	16,144,865

		20,708,790

Qatar—0.7%
Qatar Government International Bond 6.550%, due 04/09/19(144A)	4,550,000	5,477,062

Security Description	Par Amount	Value

Russia—4.6%
Republic of Lithuania 7.375%, due 02/11/20(144A)	$6,420,000	$7,204,261
Russian-Eurobonds 7.500%, due 03/31/30(144A)	22,554,000	27,131,108

		34,335,369

South Africa—2.0%
Republic of South Africa 4.500%, due 04/05/16	2,000,000	2,877,353
South Africa Government International Bond 5.250%, due 05/16/13	1,800,000	2,627,928
6.875%, due 05/27/19	7,970,000	9,783,175

		15,288,456

Sri Lanka—1.8%
Sri Lanka Government Bond Series A 12.000%, due 07/15/11	27,640,000	254,150
6.900%, due 08/01/12	12,400,000	109,707
7.000%, due 03/01/14	900,000	7,757
11.000%, due 08/01/15	522,600,000	4,969,858
Series B 6.600%, due 06/01/14	13,600,000	115,062
11.000%, due 09/01/15	762,125,000	7,254,382
Sri Lanka Treasury Bill, Series 364 283.287%, due 02/04/11	45,500,000	393,255
127.509%, due 07/08/11	880,000	7,318
102.003%, due 09/16/11	9,500,000	79,421

		13,190,910

United Arab Emirates—0.7%
Emirate of Abu Dhabi 6.750%, due 04/08/19(144A)	4,600,000	5,602,197

Venezuela—2.0%
Petroleos de Venezuela S.A., Series 2011 12.676%, due 07/10/11	9,025,000	8,325,562
Venezuela Government International Bond 1.513%, due 04/20/11	2,715,000	2,616,093
10.750%, due 09/19/13	3,985,000	3,775,788

		14,717,443

Vietnam—0.8%
Socialist Republic of Vietnam 6.750%, due 01/29/20(144A)	5,080,000	5,626,100

Total Foreign Bonds & Debt Securities—Emerging Markets (Cost $308,589,055)		366,876,975

MIST-126

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—7.0%

Security Description	Par Amount	Value

Discount Notes—6.7%
Federal Farm Credit Bank 0.000%, due 10/01/10 (d)	$6,155,000	$6,155,000
Federal Home Loan Bank 0.000%, due 10/01/10 (d)	44,105,000	44,105,000

		50,260,000

Mutual Funds—0.3%
State Navigator Securities lending Prime Portfolio (e)	2,097,180	2,097,180

Total Short-Term Investments (Cost $52,357,180)		52,357,180

Total Investments—96.7% (Cost $638,139,164#)		723,084,203
Other assets and liabilities (net)—3.3%		24,727,308

Net Assets—100.0%		$747,811,511

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $638,139,164. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $87,888,968 and $2,943,929, respectively, resulting in a net unrealized appreciation of $84,945,039.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $59,432,515, which is 7.9% of net assets.
(c)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $2,084,609 and the collateral received consisted of cash in the amount of $2,097,180. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Zero coupon bond-Interest rate represents current yield to maturity.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Par shown in Australian Dollar. Value is shown in USD.
(g)	Par shown in Brazilian Real. Value is shown in USD.
(h)	Par shown in Egyptian Pound. Value is shown in USD.
(i)	Par shown in Euro Currency. Value is shown in USD.
(j)	Par shown in Indonesian Rupiah. Value is shown in USD.
(k)	Par shown in Israeli Shekel. Value is shown in USD.
(l)	Par shown in South Korean Won. Value is shown in USD.
(m)	Par shown in Sri Lankan Rupee. Value is shown in USD.
(n)	Par shown in Malaysian Ringgit. Value is shown in USD.
(o)	Par shown in Mexican Peso. Value is shown in USD.
(p)	Par shown in Norwegian Krone. Value is shown in USD.
(q)	Par shown in New Zealand Dollar. Value is shown in USD.
(r)	Par shown in Peruvian Nouveau Sol. Value is shown in USD.
(s)	Par Shown in Polish Zloty. Value is shown in USD.
(t)	Par shown in Swedish Krona. Value is shown in USD.
FSA—	Financial Security Assurance, Inc.

Top Industries as of September 30, 2010 (Unaudited)

% of Net Assets
Global Government Investment Grade	63.2
Global Government High Yield	22.9
Foreign Corporate Investment Grade	3.6

Credit Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	22.5
AA	1.7
A	33.0
BBB	17.3
BB	9.3
B	1.5
Not Rated	14.7

MIST-127

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/8/2011	Morgan Stanley & Co., Inc.	4,007,013	AUD	$3,801,615	$3,337,000	$464,615
2/8/2011	UBS Securities LLC	4,005,906	AUD	3,800,566	3,337,000	463,566
1/4/2011	Deutsche Bank Securities, Inc.	11,600,000	BRL	6,702,684	6,163,656	539,028
2/10/2011	Deutsche Bank Securities, Inc.	438,900,000	CLP	900,665	816,938	83,727
2/10/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	438,900,000	CLP	900,665	816,938	83,727
2/11/2011	Barclays Capital, Inc.	438,100,000	CLP	898,956	816,932	82,024
2/14/2011	Deutsche Bank Securities, Inc.	433,400,000	CLP	889,111	816,965	72,146
2/16/2011	Morgan Stanley & Co., Inc.	864,300,000	CLP	1,772,826	1,633,992	138,834
2/18/2011	Deutsche Bank Securities, Inc.	202,200,000	CLP	414,684	386,616	28,068
2/18/2011	JPMorgan Securities, Inc.	405,100,000	CLP	830,804	773,092	57,712
2/22/2011	Deutsche Bank Securities, Inc.	403,900,000	CLP	828,094	773,089	55,005
2/22/2011	JPMorgan Securities, Inc.	687,600,000	CLP	1,409,748	1,314,346	95,402
2/22/2011	Morgan Stanley & Co., Inc.	896,000,000	CLP	1,837,019	1,716,376	120,643
2/22/2011	Morgan Stanley & Co., Inc.	1,221,300,000	CLP	2,503,964	2,319,482	184,482
2/23/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	407,800,000	CLP	836,027	773,154	62,873
2/24/2011	Morgan Stanley & Co., Inc.	404,900,000	CLP	830,019	773,152	56,867
2/25/2011	Deutsche Bank Securities, Inc.	606,300,000	CLP	1,242,783	1,159,717	83,066
2/25/2011	Morgan Stanley & Co., Inc.	865,080,000	CLP	1,773,226	1,654,516	118,710
2/28/2011	JPMorgan Securities, Inc.	246,100,000	CLP	504,338	467,871	36,467
3/1/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	221,000,000	CLP	452,866	421,515	31,351
3/1/2011	Morgan Stanley & Co., Inc.	313,500,000	CLP	642,414	597,712	44,702
3/2/2011	Deutsche Bank Securities, Inc.	78,100,000	CLP	160,028	149,474	10,554
3/15/2011	Morgan Stanley & Co., Inc.	113,400,000	CLP	232,131	219,024	13,107
3/21/2011	JPMorgan Securities, Inc.	408,600,000	CLP	836,033	791,707	44,326
5/9/2011	Deutsche Bank Securities, Inc.	8,066,295,000	CLP	16,451,882	15,190,763	1,261,119
5/9/2011	JPMorgan Securities, Inc.	8,126,730,000	CLP	16,575,144	15,304,576	1,270,568
5/10/2011	Deutsche Bank Securities, Inc.	440,900,000	CLP	899,197	830,320	68,877
5/9/2011	Deutsche Bank Securities, Inc.	158,947,880	CNY	23,876,764	23,975,124	(98,360)
5/10/2011	Citibank	159,770,200	CNY	24,000,988	23,881,943	119,045
11/2/2010	Deutsche Bank Securities, Inc.	531,000	EUR	722,001	680,901	41,100
1/11/2011	Deutsche Bank Securities, Inc.	8,479,000	EUR	11,522,895	10,869,230	653,665
3/29/2011	Morgan Stanley & Co., Inc.	1,525,657	ILS	418,135	406,311	11,824
3/31/2011	Morgan Stanley & Co., Inc.	926,692	ILS	253,968	247,170	6,798
10/26/2010	Deutsche Bank Securities, Inc.	241,987,000	INR	5,363,772	5,095,751	268,021
10/26/2010	HSBC Bank Plc	80,751,000	INR	1,789,889	1,698,590	91,299
10/27/2010	HSBC Bank Plc	120,290,000	INR	2,665,809	2,547,869	117,940
5/10/2011	HSBC Bank Plc	1,228,565,000	INR	26,427,301	26,650,000	(222,699)
7/18/2011	Citibank	7,329,000	INR	156,228	151,833	4,395
7/20/2011	JPMorgan Securities, Inc.	7,329,000	INR	156,191	151,582	4,609
8/24/2011	Deutsche Bank Securities, Inc.	49,984,000	INR	1,060,838	1,033,154	27,684
8/24/2011	HSBC Bank Plc	57,675,000	INR	1,224,068	1,194,124	29,944
9/1/2011	Deutsche Bank Securities, Inc.	35,346,000	INR	749,461	726,238	23,223
2/9/2011	HSBC Bank Plc	17,719,843,900	KRW	15,458,700	15,013,000	445,700
10/12/2010	JPMorgan Securities, Inc.	58,458,531	MYR	18,926,799	16,974,022	1,952,777
1/4/2011	JPMorgan Securities, Inc.	22,161,555	MYR	7,135,194	6,450,000	685,194
5/10/2011	Citibank	50,424,120	MYR	16,111,431	15,275,408	836,023
6/6/2011	HSBC Bank Plc	99,141,840	MYR	31,630,179	29,614,912	2,015,267
8/26/2011	HSBC Bank Plc	10,421,193	MYR	3,311,296	3,265,296	46,000
8/26/2011	JPMorgan Securities, Inc.	7,165,900	MYR	2,276,939	2,248,831	28,108
10/4/2010	Deutsche Bank Securities, Inc.	75,232,000	PHP	1,714,299	1,559,342	154,957
10/4/2010	HSBC Bank Plc	60,346,000	PHP	1,375,094	1,247,463	127,631
10/5/2010	Deutsche Bank Securities, Inc.	89,947,000	PHP	2,049,394	1,871,206	178,188
10/5/2010	HSBC Bank Plc	89,969,000	PHP	2,049,895	1,871,210	178,685
10/6/2010	JPMorgan Securities, Inc.	23,762,000	PHP	541,348	498,992	42,356
10/7/2010	Deutsche Bank Securities, Inc.	73,838,000	PHP	1,682,009	1,559,343	122,666
10/8/2010	Citibank	29,555,000	PHP	673,185	623,734	49,451
10/8/2010	Deutsche Bank Securities, Inc.	59,085,000	PHP	1,345,800	1,247,467	98,333
10/8/2010	HSBC Bank Plc	59,197,000	PHP	1,348,351	1,247,474	100,877
10/8/2010	JPMorgan Securities, Inc.	29,478,000	PHP	671,431	623,728	47,703

MIST-128

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Contracts to Sell: (Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/12/2010	Deutsche Bank Securities, Inc.	17,593,000	PHP	$400,555	$374,239	$26,316
10/13/2010	HSBC Bank Plc	29,334,000	PHP	667,804	623,730	44,074
10/13/2010	JPMorgan Securities, Inc.	52,487,000	PHP	1,194,894	1,122,717	72,177
10/13/2010	JPMorgan Securities, Inc.	20,484,000	PHP	466,329	435,830	30,499
10/15/2010	JPMorgan Securities, Inc.	9,568,000	PHP	217,775	204,008	13,767
10/18/2010	JPMorgan Securities, Inc.	31,771,000	PHP	722,908	680,016	42,892
10/19/2010	Deutsche Bank Securities, Inc.	16,007,000	PHP	364,181	339,996	24,185
10/21/2010	Deutsche Bank Securities, Inc.	63,989,000	PHP	1,455,533	1,360,021	95,512
10/21/2010	JPMorgan Securities, Inc.	32,130,000	PHP	730,849	680,000	50,849
10/25/2010	Deutsche Bank Securities, Inc.	62,498,000	PHP	1,421,027	1,312,983	108,044
10/25/2010	HSBC Bank Plc	93,846,000	PHP	2,133,792	1,969,486	164,306
10/25/2010	JPMorgan Securities, Inc.	31,270,000	PHP	710,991	656,519	54,472
10/26/2010	HSBC Bank Plc	81,150,000	PHP	1,844,929	1,706,872	138,057
10/28/2010	Deutsche Bank Securities, Inc.	25,083,000	PHP	570,139	525,189	44,950
1/13/2011	JPMorgan Securities, Inc.	61,929,000	PHP	1,396,275	1,328,264	68,011
1/13/2011	JPMorgan Securities, Inc.	52,920,000	PHP	1,193,155	1,142,981	50,174
1/13/2011	JPMorgan Securities, Inc.	26,260,000	PHP	592,068	562,915	29,153
1/14/2011	HSBC Bank Plc	22,640,000	PHP	510,402	484,071	26,331
1/18/2011	Deutsche Bank Securities, Inc.	25,275,000	PHP	569,589	542,965	26,624
1/18/2011	HSBC Bank Plc	44,316,000	PHP	998,690	949,337	49,353
1/19/2011	Deutsche Bank Securities, Inc.	15,814,000	PHP	356,345	338,412	17,933
1/19/2011	JPMorgan Securities, Inc.	63,113,000	PHP	1,422,158	1,354,211	67,947
2/3/2011	Deutsche Bank Securities, Inc.	59,600,000	PHP	1,341,084	1,244,779	96,305
2/3/2011	HSBC Bank Plc	21,300,000	PHP	479,280	445,048	34,232
2/4/2011	Bank of America Securities LLC	16,800,000	PHP	377,988	353,684	24,304
2/4/2011	HSBC Bank Plc	16,800,000	PHP	377,988	353,327	24,661
2/7/2011	Bank of America Securities LLC	21,000,000	PHP	472,350	443,506	28,844
2/7/2011	JPMorgan Securities, Inc.	23,000,000	PHP	517,336	486,258	31,078
9/30/2011	HSBC Bank Plc	22,900,000	PHP	503,472	506,806	(3,334)
10/3/2011	HSBC Bank Plc	18,300,000	PHP	402,213	404,979	(2,766)

						$15,238,920

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/4/2010	UBS Securities LLC	2,310,000	EUR	$3,141,600	$3,375,833	$234,233
10/6/2010	UBS Securities LLC	3,220,000	EUR	4,379,134	4,677,694	298,560
10/8/2010	UBS Securities LLC	3,217,000	EUR	4,374,988	4,724,969	349,981
10/26/2010	Deutsche Bank Securities, Inc.	4,106,000	EUR	5,583,228	6,064,562	481,334
10/27/2010	Deutsche Bank Securities, Inc.	4,112,000	EUR	5,591,345	6,153,197	561,852
10/27/2010	UBS Securities LLC	4,118,000	EUR	5,599,503	6,166,911	567,408
11/2/2010	Deutsche Bank Securities, Inc.	531,000	EUR	722,001	784,340	62,339
11/3/2010	Deutsche Bank Securities, Inc.	1,990,000	EUR	2,705,784	2,925,698	219,914
11/5/2010	Deutsche Bank Securities, Inc.	1,525,000	EUR	2,073,498	2,236,031	162,533
1/4/2011	Deutsche Bank Securities, Inc.	15,484,300	EUR	21,044,406	22,306,683	1,262,277
1/11/2011	Deutsche Bank Securities, Inc.	8,479,000	EUR	11,522,895	12,119,119	596,224
1/11/2011	UBS Securities LLC	8,953,000	EUR	12,167,058	12,801,447	634,389
1/18/2011	Deutsche Bank Securities, Inc.	1,805,000	EUR	2,452,822	2,611,059	158,237
1/27/2011	Citibank	1,858,400	EUR	2,525,178	2,623,597	98,419
2/8/2011	Citibank	2,553,000	EUR	3,468,610	3,503,597	34,987
2/8/2011	UBS Securities LLC	1,915,000	EUR	2,601,797	2,629,008	27,211
2/9/2011	Barclays Capital, Inc.	558,000	EUR	758,115	761,489	3,374
2/9/2011	HSBC Bank Plc	419,000	EUR	569,265	573,024	3,759
2/10/2011	Barclays Capital, Inc.	465,000	EUR	631,756	635,422	3,666
2/10/2011	Deutsche Bank Securities, Inc.	137,000	EUR	186,130	187,320	1,190
2/11/2011	UBS Securities LLC	446,000	EUR	605,937	613,304	7,367
2/16/2011	JPMorgan Securities, Inc.	956,000	EUR	1,298,764	1,300,733	1,969
2/16/2011	UBS Securities LLC	956,000	EUR	1,298,764	1,300,064	1,300

MIST-129

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Contracts to Sell: (Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/18/2011	Deutsche Bank Securities, Inc.	1,022,000	EUR	$1,388,402	$1,404,166	$15,764
2/18/2011	UBS Securities LLC	1,022,000	EUR	1,388,402	1,404,034	15,632
3/7/2011	Bank of America Securities LLC	2,023,000	EUR	2,747,844	2,767,990	20,146
3/7/2011	UBS Securities LLC	2,677,000	EUR	3,636,173	3,666,847	30,674
3/8/2011	HSBC Bank Plc	714,000	EUR	969,818	977,030	7,212
4/7/2011	Deutsche Bank Securities, Inc.	3,184,000	EUR	4,323,568	4,302,635	(20,933)
4/7/2011	HSBC Bank Plc	3,821,000	EUR	5,188,553	5,163,814	(24,739)
4/7/2011	UBS Securities LLC	1,911,000	EUR	2,594,956	2,581,570	(13,386)
4/13/2011	UBS Securities LLC	3,193,000	EUR	4,335,497	4,301,290	(34,207)
4/14/2011	HSBC Bank Plc	2,625,000	EUR	3,564,219	3,583,492	19,273
5/10/2011	UBS Securities LLC	17,552,000	EUR	23,825,121	22,420,925	(1,404,196)
5/11/2011	Deutsche Bank Securities, Inc.	8,138,999	EUR	11,047,770	10,382,921	(664,849)
8/22/2011	UBS Securities LLC	2,270,000	EUR	3,077,800	2,923,125	(154,675)
8/23/2011	UBS Securities LLC	2,271,000	EUR	3,079,123	2,919,643	(159,480)
8/25/2011	Barclays Capital, Inc.	2,255,000	EUR	3,057,364	2,853,702	(203,662)
11/8/2010	Citibank	94,232,353	JPY	1,128,333	1,041,445	(86,888)
11/10/2010	Barclays Capital, Inc.	92,567,000	JPY	1,108,416	1,033,604	(74,812)
11/12/2010	Barclays Capital, Inc.	229,154,000	JPY	2,743,996	2,557,380	(186,616)
11/12/2010	UBS Securities LLC	93,849,000	JPY	1,123,791	1,048,252	(75,539)
11/15/2010	Deutsche Bank Securities, Inc.	306,357,000	JPY	3,668,578	3,420,118	(248,460)
11/16/2010	Barclays Capital, Inc.	73,747,000	JPY	883,118	820,824	(62,294)
11/16/2010	JPMorgan Securities, Inc.	152,982,000	JPY	1,831,955	1,710,060	(121,895)
11/17/2010	Barclays Capital, Inc.	305,461,000	JPY	3,657,926	3,420,118	(237,808)
11/17/2010	HSBC Bank Plc	79,941,000	JPY	957,301	889,231	(68,070)
11/17/2010	UBS Securities LLC	122,208,000	JPY	1,463,453	1,368,051	(95,402)
11/18/2010	Barclays Capital, Inc.	425,961,000	JPY	5,100,980	4,788,166	(312,814)
11/29/2010	Bank of America Securities LLC	330,341,000	JPY	3,956,374	3,727,928	(228,446)
11/29/2010	Barclays Capital, Inc.	301,915,000	JPY	3,615,926	3,420,125	(195,801)
11/29/2010	Barclays Capital, Inc.	179,396,000	JPY	2,148,561	2,052,070	(96,491)
11/29/2010	Citibank	119,465,000	JPY	1,430,789	1,368,050	(62,739)
12/1/2010	Deutsche Bank Securities, Inc.	296,207,000	JPY	3,547,639	3,420,127	(127,512)
12/28/2010	Barclays Capital, Inc.	109,297,635	JPY	1,309,599	1,201,548	(108,051)
12/28/2010	Citibank	109,701,956	JPY	1,314,444	1,201,549	(112,895)
12/28/2010	JPMorgan Securities, Inc.	109,471,259	JPY	1,311,679	1,201,548	(110,131)
1/7/2011	Barclays Capital, Inc.	88,890,000	JPY	1,065,245	975,607	(89,638)
1/7/2011	Citibank	44,450,000	JPY	532,683	487,808	(44,875)
1/7/2011	UBS Securities LLC	44,440,000	JPY	532,563	487,789	(44,774)
1/11/2011	Deutsche Bank Securities, Inc.	44,590,000	JPY	534,390	487,839	(46,551)
1/11/2011	HSBC Bank Plc	44,630,000	JPY	534,870	487,760	(47,110)
1/13/2011	HSBC Bank Plc	139,260,000	JPY	1,669,013	1,518,383	(150,630)
1/14/2011	Barclays Capital, Inc.	138,210,000	JPY	1,656,452	1,518,349	(138,103)
1/14/2011	UBS Securities LLC	109,940,000	JPY	1,317,635	1,214,734	(102,901)
1/26/2011	Barclays Capital, Inc.	411,460,000	JPY	4,932,191	4,581,332	(350,859)
1/26/2011	Deutsche Bank Securities, Inc.	102,590,000	JPY	1,229,751	1,145,361	(84,390)
1/26/2011	UBS Securities LLC	359,980,000	JPY	4,315,098	4,008,597	(306,501)
1/27/2011	HSBC Bank Plc	353,837,000	JPY	4,241,521	3,939,708	(301,813)
2/10/2011	Morgan Stanley & Co., Inc.	133,761,000	JPY	1,603,736	1,503,563	(100,173)
2/22/2011	HSBC Bank Plc	144,240,000	JPY	1,729,665	1,604,217	(125,448)
2/22/2011	JPMorgan Securities, Inc.	144,300,000	JPY	1,730,385	1,603,690	(126,695)
3/1/2011	HSBC Bank Plc	159,900,000	JPY	1,917,641	1,790,653	(126,988)
3/1/2011	JPMorgan Securities, Inc.	160,000,000	JPY	1,918,841	1,790,751	(128,090)
3/1/2011	UBS Securities LLC	178,400,000	JPY	2,139,507	2,005,441	(134,066)
3/18/2011	Citibank	142,403,000	JPY	1,708,211	1,581,058	(127,153)
3/18/2011	Morgan Stanley & Co., Inc.	85,500,000	JPY	1,025,625	948,925	(76,700)
3/18/2011	UBS Securities LLC	115,450,000	JPY	1,384,893	1,283,762	(101,131)
3/22/2011	Bank of America Securities LLC	86,066,450	JPY	1,032,477	956,453	(76,024)
4/20/2011	Citibank	100,800,000	JPY	1,209,768	1,099,794	(109,974)
4/20/2011	UBS Securities LLC	100,800,000	JPY	1,209,768	1,099,212	(110,556)
8/18/2011	Deutsche Bank Securities, Inc.	186,225,000	JPY	2,239,717	2,191,527	(48,190)

MIST-130

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Currency Contracts to Sell: (Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/18/2011	JPMorgan Securities, Inc.	152,028,000	JPY	$1,828,432	$1,779,771	$(48,661)
8/18/2011	UBS Securities LLC	305,946,000	JPY	3,679,595	3,600,339	(79,256)
8/19/2011	HSBC Bank Plc	151,323,000	JPY	1,819,987	1,780,543	(39,444)
8/22/2011	Barclays Capital, Inc.	151,705,000	JPY	1,824,685	1,785,899	(38,786)
8/22/2011	Deutsche Bank Securities, Inc.	151,899,000	JPY	1,827,019	1,790,417	(36,602)
8/22/2011	Morgan Stanley & Co., Inc.	119,300,000	JPY	1,434,923	1,404,455	(30,468)
8/23/2011	Citibank	303,103,000	JPY	3,645,747	3,574,201	(71,546)
8/23/2011	Credit Suisse First Boston Corp.	300,880,000	JPY	3,619,009	3,539,765	(79,244)
8/23/2011	Deutsche Bank Securities, Inc.	149,920,000	JPY	1,803,250	1,770,806	(32,444)
8/24/2011	Barclays Capital, Inc.	301,452,000	JPY	3,625,958	3,561,747	(64,211)
8/24/2011	JPMorgan Securities, Inc.	302,459,000	JPY	3,638,070	3,564,632	(73,438)
8/25/2011	Barclays Capital, Inc.	126,257,000	JPY	1,518,687	1,487,827	(30,860)
8/25/2011	Deutsche Bank Securities, Inc.	193,175,000	JPY	2,323,613	2,276,531	(47,082)
8/25/2011	Deutsche Bank Securities, Inc.	63,483,000	JPY	763,608	747,404	(16,204)
8/26/2011	HSBC Bank Plc	148,685,000	JPY	1,788,497	1,778,671	(9,826)
8/26/2011	HSBC Bank Plc	223,934,000	JPY	2,693,649	2,678,851	(14,798)
8/26/2011	HSBC Bank Plc	223,165,000	JPY	2,684,399	2,669,652	(14,747)
8/26/2011	HSBC Bank Plc	127,670,000	JPY	1,535,712	1,527,275	(8,437)
8/26/2011	HSBC Bank Plc	189,374,000	JPY	2,277,935	2,265,421	(12,514)
8/26/2011	HSBC Bank Plc	62,949,000	JPY	757,199	753,039	(4,160)
8/26/2011	JPMorgan Securities, Inc.	126,965,000	JPY	1,527,232	1,499,173	(28,059)
8/26/2011	JPMorgan Securities, Inc.	70,389,000	JPY	846,693	831,432	(15,261)
8/26/2011	JPMorgan Securities, Inc.	7,000,000	JPY	84,201	82,664	(1,537)
8/26/2011	JPMorgan Securities, Inc.	39,663,000	JPY	477,097	468,608	(8,489)
8/26/2011	UBS Securities LLC	160,467,000	JPY	1,930,220	1,911,619	(18,601)
8/26/2011	UBS Securities LLC	190,155,000	JPY	2,287,330	2,265,287	(22,043)
8/30/2011	Barclays Capital, Inc.	358,900,000	JPY	4,317,451	4,262,774	(54,677)
9/1/2011	JPMorgan Securities, Inc.	150,260,000	JPY	1,807,648	1,771,099	(36,549)
9/30/2011	JPMorgan Securities, Inc.	66,105,000	JPY	795,689	789,125	(6,564)

						$(3,455,408)

Forward Foreign Cross-Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/9/2011	Barclays Capital, Inc.	1,270,000	AUD	93,764,100	JPY	$1,204,745	$1,094,486	$110,259
2/9/2011	Citibank	1,270,000	AUD	93,996,510	JPY	1,204,745	1,094,486	110,259
2/9/2011	Deutsche Bank Securities, Inc.	1,270,000	AUD	94,188,280	JPY	1,204,745	1,094,486	110,259
1/26/2011	Deutsche Bank Securities, Inc.	4,860,000	BRL	221,318,082	JPY	2,794,104	2,669,596	124,508
1/27/2011	HSBC Bank Plc	1,813,000	BRL	82,831,908	JPY	1,042,090	995,060	47,030
1/27/2011	HSBC Bank Plc	1,813,000	BRL	82,823,605	JPY	1,042,090	995,060	47,030
2/10/2011	HSBC Bank Plc	2,124,000,000	KRW	159,795,365	JPY	1,852,898	1,815,617	37,281
2/14/2011	Deutsche Bank Securities, Inc.	631,000,000	KRW	47,941,042	JPY	550,380	542,283	8,097
2/14/2011	JPMorgan Securities, Inc.	728,000,000	KRW	55,151,515	JPY	634,986	621,213	13,773
2/16/2011	JPMorgan Securities, Inc.	425,000,000	KRW	32,534,639	JPY	370,672	365,246	5,426
11/29/2010	UBS Securities LLC	27,237,000	NOK	3,185,502	EUR	4,605,801	4,883,896	(278,095)
12/1/2010	UBS Securities LLC	8,810,000	NOK	1,021,449	EUR	1,489,623	1,556,180	(66,557)
2/8/2011	UBS Securities LLC	18,244,200	NOK	2,189,313	EUR	3,073,567	3,063,755	9,812
2/9/2011	Deutsche Bank Securities, Inc.	36,433,000	NOK	4,378,598	EUR	6,137,476	6,056,621	80,855
2/9/2011	UBS Securities LLC	25,499,600	NOK	3,065,040	EUR	4,295,643	4,239,053	56,590

MIST-131

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Forward Foreign Cross-Currency Exchange Contracts to Buy: (Continued)

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/9/2011	Deutsche Bank Securities, Inc.	4,666,000	PLN	1,119,885	EUR	$1,581,605	$1,575,686	$5,919
2/10/2011	Barclays Capital, Inc.	4,666,000	PLN	1,113,657	EUR	1,581,478	1,547,364	34,114
2/14/2011	Deutsche Bank Securities, Inc.	4,666,000	PLN	1,123,498	EUR	1,580,966	1,582,312	(1,346)
5/24/2011	Morgan Stanley & Co., Inc.	5,956,000	PLN	1,402,171	EUR	2,002,540	1,774,626	227,914
7/5/2011	Deutsche Bank Securities, Inc.	39,200,000	PLN	9,282,501	EUR	13,138,490	11,521,448	1,617,042
8/16/2011	Deutsche Bank Securities, Inc.	35,870,000	PLN	8,762,458	EUR	11,984,384	11,536,730	447,654
4/29/2011	UBS Securities LLC	261,920,000	SEK	27,198,339	EUR	38,450,330	36,028,749	2,421,581
6/29/2011	UBS Securities LLC	16,252,000	SEK	1,694,417	EUR	2,380,200	2,098,793	281,407
6/29/2011	UBS Securities LLC	22,382,000	SEK	2,328,184	EUR	3,277,974	2,870,426	407,548

								$5,858,360

Forward Foreign Cross-Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/29/2010	UBS Securities LLC	3,185,502	EUR	27,237,000	NOK	$4,330,543	$4,883,896	$553,353
12/1/2010	UBS Securities LLC	1,021,449	EUR	8,810,000	NOK	1,388,594	1,556,180	167,586
2/8/2011	UBS Securities LLC	2,189,313	EUR	18,244,200	NOK	2,974,489	3,063,755	89,266
2/9/2011	Deutsche Bank Securities, Inc.	1,119,885	EUR	4,666,000	PLN	1,521,507	1,575,686	54,179
2/9/2011	Deutsche Bank Securities, Inc.	4,378,598	EUR	36,433,000	NOK	5,948,886	6,056,621	107,735
2/9/2011	UBS Securities LLC	3,065,040	EUR	25,499,600	NOK	4,164,249	4,239,053	74,804
2/10/2011	Barclays Capital, Inc.	1,113,657	EUR	4,666,000	PLN	1,513,032	1,547,364	34,332
2/14/2011	Deutsche Bank Securities, Inc.	1,123,498	EUR	4,666,000	PLN	1,526,345	1,582,312	55,967
4/29/2011	UBS Securities LLC	27,198,339	EUR	261,920,000	SEK	36,923,635	36,028,749	(894,886)
5/24/2011	Morgan Stanley & Co., Inc.	1,402,171	EUR	5,956,000	PLN	1,903,010	1,774,626	(128,384)
6/29/2011	UBS Securities LLC	1,694,417	EUR	16,252,000	SEK	2,298,716	2,098,793	(199,923)
6/29/2011	UBS Securities LLC	2,328,184	EUR	22,382,000	SEK	3,158,511	2,870,426	(288,085)
7/5/2011	Deutsche Bank Securities, Inc.	9,282,501	EUR	39,200,000	PLN	12,592,178	11,521,448	(1,070,730)
8/16/2011	Deutsche Bank Securities, Inc.	8,762,458	EUR	35,870,000	PLN	11,881,414	11,536,730	(344,684)
1/26/2011	Deutsche Bank Securities, Inc.	221,318,082	JPY	4,860,000	BRL	2,652,951	2,669,596	16,645
1/27/2011	HSBC Bank Plc	82,823,605	JPY	1,813,000	BRL	992,824	995,060	2,236
1/27/2011	HSBC Bank Plc	82,831,908	JPY	1,813,000	BRL	992,924	995,060	2,136
2/9/2011	Barclays Capital, Inc.	93,764,100	JPY	1,270,000	AUD	1,124,175	1,094,486	(29,689)
2/9/2011	Citibank	93,996,510	JPY	1,270,000	AUD	1,126,961	1,094,486	(32,475)
2/9/2011	Deutsche Bank Securities, Inc.	94,188,280	JPY	1,270,000	AUD	1,129,261	1,094,486	(34,775)
2/10/2011	HSBC Bank Plc	159,795,365	JPY	2,124,000,000	KRW	1,915,877	1,815,617	(100,260)
2/14/2011	Deutsche Bank Securities, Inc.	47,941,042	JPY	631,000,000	KRW	574,824	542,283	(32,541)
2/14/2011	JPMorgan Securities, Inc.	55,151,515	JPY	728,000,000	KRW	661,280	621,213	(40,067)
2/16/2011	JPMorgan Securities, Inc.	32,534,639	JPY	425,000,000	KRW	390,109	365,246	(24,863)

								$(2,063,123)

MIST-132

Met Investors Series Trust

Met/Templeton International Bond Portfolio

AUD—	Australian Dollar
BRL—	Brazilian Real
CLP—	Chilean Peso
CNY—	China Yuan Renminbi
EUR—	Euro
ILS—	Israeli Shekel
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
PHP—	Philippine Peso
PLN—	Polish Zloty
SEK—	Swedish Krona

MIST-133

Met Investors Series Trust

Met/Templeton International Bond Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$–	$20,389,704	$–	$20,389,704
Total Foreign Bonds & Debt Securities*	–	283,460,344	–	283,460,344

Total Foreign Bonds & Debt Securities - Emerging Markets*	–	366,876,975	–	366,876,975

Short-Term Investments
Discount Notes	–	50,260,000	–	50,260,000
Mutual Funds	2,097,180	–	–	2,097,180
Total Short-Term Investments	2,097,180	50,260,000	–	52,357,180
Total Investments	$2,097,180	$720,987,023	$–	$723,084,203

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$–	$15,566,079	$–	$15,566,079
Forward Contracts to Buy (Depreciation)	–	(327,159)	–	(327,159)
Forward Contracts to Sell (Appreciation)	–	5,881,224	–	5,881,224
Forward Contracts to Sell (Depreciation)	–	(9,336,632)	–	(9,336,632)
Forward Cross Currency Contracts to Buy (Appreciation)	–	6,204,358	–	6,204,358
Forward Cross Currency Contracts to Buy (Depreciation)	–	(345,998)	–	(345,998)
Forward Cross Currency Contracts to Sell (Appreciation)	–	1,158,239	–	1,158,239
Forward Cross Currency Contracts to Sell (Depreciation)	–	(3,221,362)	–	(3,221,362)
Total Forward Contracts	$–	$15,578,749	$–	$15,578,749

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-134

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Company—100.0%
Artio International Stock Portfolio (Class A) (b)	3,085,414	$29,188,015
BlackRock Large Cap Value Portfolio (Class A) (b)	3,560,309	32,861,650
Clarion Global Real Estate Portfolio (Class A) (a)	3,900,915	37,721,851
Davis Venture Value Portfolio (Class A) (b)	1,927,064	54,555,170
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,219,213	13,862,451
Harris Oakmark International Portfolio (Class A) (a)	2,863,683	36,597,866
Invesco Small Cap Growth Portfolio (Class A) (a)	2,837,605	35,129,553
Janus Forty Portfolio (Class A) (a)	426,640	27,339,065
Jennison Growth Portfolio (Class A) (b)	5,011,224	54,622,343
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	4,346,955	28,516,023
Lord Abbett Growth and Income Portfolio (Class A) (a)	1,707,865	33,286,285
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	90,759	14,066,762
Met/Dimensional International Small Company Portfolio (Class A) (b)	1,963,786	29,162,220
MFS® Emerging Markets Equity Portfolio (Class A) (a)	2,137,692	22,745,040
MFS® Research International Portfolio (Class A) (a)	3,908,505	36,896,284
MFS® Value Portfolio (Class A) (b)	3,044,432	34,310,754
Neuberger Berman Genesis Portfolio (Class A) (b)	1,389,509	13,881,200
Rainier Large Cap Equity Portfolio (Class A) (a)	6,627,518	48,248,333

Security Description	Shares	Value

Affiliated Investment Company—(Continued)
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,447,284	$21,291,376
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,554,954	20,618,694
Turner Mid Cap Growth Portfolio (Class A) (a)	1,762,765	20,500,954
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,418,474	20,695,537
Van Kampen Comstock Portfolio (Class A) (a)	4,001,194	34,530,302

Total Mutual Funds (Cost $673,996,908)		700,627,728

Total Investments—100.0% (Cost $673,996,908#)		700,627,728
Other assets and liabilities (net)—0.0%		(225,707)

Net Assets—100.0%		$700,402,021

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $673,996,908. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $52,216,490 and $25,585,670, respectively, resulting in a net unrealized appreciation of $26,630,820.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-135

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$700,627,728	$–	$–	$700,627,728
Total Investments	$700,627,728	$–	$–	$700,627,728

MIST-136

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	26,473,753	$250,441,707
BlackRock Bond Income Portfolio (Class A) (b)	1,526,935	167,764,323
BlackRock High Yield Portfolio (Class A) (a)	20,311,607	169,601,921
BlackRock Large Cap Value Portfolio (Class A) (b)	50,414,129	465,322,413
Clarion Global Real Estate Portfolio (Class A) (a)	17,770,190	171,837,739
Davis Venture Value Portfolio (Class A) (b)	13,839,079	391,784,313
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	14,064,896	159,917,864
Harris Oakmark International Portfolio (Class A) (a)	26,071,034	333,187,812
Invesco Small Cap Growth Portfolio (Class A) (a)	19,634,598	243,076,320
Janus Forty Portfolio (Class A) (a)	3,712,398	237,890,460
Jennison Growth Portfolio (Class A) (b)	29,132,656	317,545,948
Lazard Mid Cap Portfolio (Class A) (a)	7,973,288	81,726,198
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	24,904,204	163,371,581
Lord Abbett Bond Debenture Portfolio (Class A) (a)	20,306,766	255,459,113
Lord Abbett Growth and Income Portfolio (Class A) (a)	11,991,074	233,706,036
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	518,831	80,413,674
Met/Dimensional International Small Company Portfolio (Class A) (b)	11,233,321	166,814,824
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	16,420,922	165,194,474
Met/Templeton International Bond Portfolio (Class A) (a)	13,814,451	170,194,042
MFS® Emerging Markets Equity Portfolio (Class A) (a)	8,276,871	88,065,902
MFS® Research International Portfolio (Class A) (a)	35,630,464	336,351,579

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS® Value Portfolio (Class A) (b)	35,048,337	$394,994,754
Neuberger Berman Genesis Portfolio (Class A) (b)	7,981,053	79,730,723
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	22,076,011	255,640,204
PIMCO Total Return Portfolio (Class A) (a)	106,736,103	1,345,942,264
Rainier Large Cap Equity Portfolio (Class A) (a)	43,704,658	318,169,910
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	18,746,489	163,094,453
Third Avenue Small Cap Value Portfolio (Class A) (a)	12,278,779	162,816,607
Turner Mid Cap Growth Portfolio (Class A) (a)	6,939,083	80,701,537
Van Eck Global Natural Resources Portfolio (Class A) (b)	5,630,422	82,147,853
Van Kampen Comstock Portfolio (Class A) (a)	27,554,560	237,795,855
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,714,649	416,038,770

Total Mutual Funds (Cost $7,739,089,254)		8,186,741,173

Total Investments—100.0% (Cost $7,739,089,254#)		8,186,741,173
Other assets and liabilities (net)—0.0%		(2,037,190)

Net Assets—100.0%		$8,184,703,983

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $7,739,089,254. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $580,476,535 and $132,824,616 respectively, resulting in a net unrealized appreciation of $447,651,919.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-137

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,186,741,173	$–	$–	$8,186,741,173
Total Investments	$8,186,741,173	$–	$–	$8,186,741,173

MIST-138

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	5,212,442	$49,309,700
BlackRock Bond Income Portfolio (Class A) (b)	1,595,409	175,287,587
BlackRock High Yield Portfolio (Class A) (a)	5,961,426	49,777,911
BlackRock Large Cap Value Portfolio (Class A) (b)	10,108,177	93,298,476
Clarion Global Real Estate Portfolio (Class A) (a)	2,615,621	25,293,052
Davis Venture Value Portfolio (Class A) (b)	2,498,923	70,744,497
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	2,121,914	24,126,159
Harris Oakmark International Portfolio (Class A) (a)	3,835,713	49,020,415
Invesco Small Cap Growth Portfolio (Class A) (a)	1,966,057	24,339,785
Jennison Growth Portfolio (Class A) (b)	6,587,597	71,804,812
Lazard Mid Cap Portfolio (Class A) (a)	2,371,738	24,310,310
Lord Abbett Bond Debenture Portfolio (Class A) (a)	11,904,233	149,755,247
Lord Abbett Growth and Income Portfolio (Class A) (a)	2,406,227	46,897,362
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	153,630	23,811,179
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,247,967	72,914,550
Met/Templeton International Bond Portfolio (Class A) (a)	4,065,660	50,088,926
MFS® Research International Portfolio (Class A) (a)	5,262,333	49,676,421
MFS® Value Portfolio (Class A) (b)	8,417,967	94,870,493

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	2,379,138	$23,767,592
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	19,720,447	228,362,778
PIMCO Total Return Portfolio (Class A) (a)	47,825,620	603,081,067
Rainier Large Cap Equity Portfolio (Class A) (a)	6,596,781	48,024,569
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,841,645	24,420,213
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,688,377	24,633,426
Van Kampen Comstock Portfolio (Class A) (a)	8,222,174	70,957,361
Western Asset Management U.S. Government Portfolio (Class A) (b)	24,206,447	298,707,552

Total Mutual Funds (Cost $2,251,283,375)		2,467,281,440

Total Investments—100.0% (Cost $2,251,283,375#)		2,467,281,440
Other assets and liabilities (net)—(0.0)%		(664,144)

Net Assets—100.0%		$2,466,617,296

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,251,283,375. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $216,547,944 and $549,879, respectively, resulting in a net unrealized appreciation of $215,998,065.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-139

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,467,281,440	$–	$–	$2,467,281,440
Total Investments	$2,467,281,440	$–	$–	$2,467,281,440

MIST-140

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	22,666,885	$214,428,735
BlackRock High Yield Portfolio (Class A) (a)	8,582,210	71,661,453
BlackRock Large Cap Value Portfolio (Class A) (b)	42,436,585	391,689,680
Clarion Global Real Estate Portfolio (Class A) (a)	22,953,802	221,963,266
Davis Venture Value Portfolio (Class A) (b)	14,230,513	402,865,816
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	12,048,951	136,996,567
Harris Oakmark International Portfolio (Class A) (a)	22,420,561	286,534,763
Invesco Small Cap Growth Portfolio (Class A) (a)	22,401,012	277,324,526
Janus Forty Portfolio (Class A) (a)	3,166,149	202,886,848
Jennison Growth Portfolio (Class A) (b)	37,202,705	405,509,489
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	42,600,580	279,459,806
Lord Abbett Bond Debenture Portfolio (Class A) (a)	5,702,209	71,733,793
Lord Abbett Growth and Income Portfolio (Class A) (a)	13,547,521	264,041,189
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	888,753	137,747,874
Met/Dimensional International Small Company Portfolio (Class A) (b)	14,462,545	214,768,792
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,003,143	70,451,621
Met/Templeton International Bond Portfolio (Class A) (a)	11,854,904	146,052,420
MFS® Emerging Markets Equity Portfolio (Class A) (a)	14,195,375	151,038,792
MFS® Research International Portfolio (Class A) (a)	46,048,871	434,701,340
MFS® Value Portfolio (Class A) (b)	36,027,626	406,031,339
Neuberger Berman Genesis Portfolio (Class A) (b)	13,651,292	136,376,408
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	24,792,952	287,102,380
PIMCO Total Return Portfolio (Class A) (a)	33,709,719	425,079,558
Rainier Large Cap Equity Portfolio (Class A) (a)	56,190,614	409,067,672
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	16,043,214	139,575,959
Third Avenue Small Cap Value Portfolio (Class A) (a)	15,484,184	205,320,274
Turner Mid Cap Growth Portfolio (Class A) (a)	11,678,094	135,816,231
Van Eck Global Natural Resources Portfolio (Class A) (b)	9,471,389	138,187,572
Van Kampen Comstock Portfolio (Class A) (a)	31,469,586	271,582,531

Total Mutual Funds (Cost $6,726,390,265)		6,935,996,694

Total Investments—100.0% (Cost $6,726,390,265#)		6,935,996,694
Other assets and liabilities (net)—0.0%		(1,748,996)

Net Assets—100.0%		$6,934,247,698

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $6,726,390,265. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $514,525,510 and $304,919,081, respectively, resulting in a net unrealized appreciation of $209,606,429.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-141

Met Investors Series Trust

MetLife Growth Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$6,935,996,694	$–	$–	$6,935,996,694
Total Investments	$6,935,996,694	$–	$–	$6,935,996,694

MIST-142

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	7,926,036	$74,980,297
BlackRock Bond Income Portfolio (Class A) (b)	1,409,486	154,860,283
BlackRock High Yield Portfolio (Class A) (a)	9,256,031	77,287,862
BlackRock Large Cap Value Portfolio (Class A) (b)	19,134,742	176,613,673
Clarion Global Real Estate Portfolio (Class A) (a)	8,022,498	77,577,556
Davis Venture Value Portfolio (Class A) (b)	6,310,231	178,642,631
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	3,216,133	36,567,433
Harris Oakmark International Portfolio (Class A) (a)	8,848,836	113,088,121
Invesco Small Cap Growth Portfolio (Class A) (a)	5,959,515	73,778,794
Jennison Growth Portfolio (Class A) (b)	13,306,834	145,044,486
Lazard Mid Cap Portfolio (Class A) (a)	3,596,095	36,859,972
Lord Abbett Bond Debenture Portfolio (Class A) (a)	12,357,574	155,458,282
Lord Abbett Growth and Income Portfolio (Class A) (a)	3,646,007	71,060,676
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	233,300	36,159,119
Met/Dimensional International Small Company Portfolio (Class A) (b)	2,532,874	37,613,179
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,486,403	75,313,217
Met/Templeton International Bond Portfolio (Class A) (a)	6,285,517	77,437,573
MFS® Emerging Markets Equity Portfolio (Class A) (a)	3,751,193	39,912,693
MFS® Research International Portfolio (Class A) (a)	16,145,476	152,413,298
MFS® Value Portfolio (Class A) (b)	15,948,841	179,743,437
Neuberger Berman Genesis Portfolio (Class A) (b)	3,603,553	35,999,494
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	16,986,127	196,699,348
PIMCO Total Return Portfolio (Class A) (a)	70,823,811	893,088,253
Rainier Large Cap Equity Portfolio (Class A) (a)	14,993,697	109,154,113
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,235,602	36,849,735
Third Avenue Small Cap Value Portfolio (Class A) (a)	5,585,006	74,057,187
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,558,946	37,335,018
Van Kampen Comstock Portfolio (Class A) (a)	12,460,793	107,536,641
Western Asset Management U.S. Government Portfolio (Class A) (b)	24,901,354	307,282,710

Total Mutual Funds (Cost $3,456,455,651)		3,768,415,081

Total Investments—100.0% (Cost $3,456,455,651#)		3,768,415,081
Other assets and liabilities (net)—(0.0)%		(976,354)

Net Assets—100.0%		$3,767,438,727

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $3,456,455,651. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $325,480,743 and $13,521,313, respectively, resulting in a net unrealized appreciation of $311,959,430.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-143

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,768,415,081	$–	$–	$3,768,415,081
Total	$3,768,415,081	$–	$–	$3,768,415,081

MIST-144

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Bermuda—2.1%
Credicorp, Ltd.	34,495	$3,928,981
Dairy Farm International Holdings, Ltd.	567,900	4,316,769
Li & Fung, Ltd.	2,372,000	13,334,724

		21,580,474

Brazil—14.5%
Anhanguera Educacional Participacoes S.A.	421,100	7,445,917
Banco Santander Brasil S.A.	495,200	6,652,463
BM&F BOVESPA S.A.	735,200	6,129,555
Brasil Brokers Participacoes	1,302,900	5,757,571
CETIP	325,500	3,200,916
CIA Brasileira de Meios de Pagamento	457,940	3,974,462
CIA. Hering	113,800	4,881,358
Companhia de Bebidas das Americas (ADR) (a)	50,745	6,281,216
CPFL Energia S.A.	95,700	2,182,177
CSU Cardsystem S.A.	1,355,698	6,470,159
Diagnosticos da America S.A.	685,800	8,243,177
Duratex S.A.	266,989	2,886,665
Equatorial Energia S.A.	201,100	1,214,515
Fleury S.A.	601,000	7,436,366
Itau Unibanco Banco Multiplo S.A. (ADR)	214,354	5,183,080
Kroton Educacional S.A.*	482,523	4,261,737
LPS Brasil-Consultoria de Imoveis S.A.	208,300	3,737,176
Petroleo Brasileiro S.A. (ADR) (a)	586,998	21,290,417
Redecard S.A.	268,300	4,149,702
Redentor Energia S.A.*	205,800	936,116
Totvs S.A.	50,200	3,842,199
Tractebel Energia S.A.	251,100	3,746,083
Vale S.A. (ADR) (a)	761,668	23,817,358
Vivo Participacoes S.A. (ADR) (a)	123,699	3,360,902

		147,081,287

Canada—0.6%
Bankers Petroleum, Ltd.*	795,340	6,281,135

Cayman Islands—3.0%
Hengan International Group Co., Ltd.	855,000	8,597,207
Sands China, Ltd.*	7,032,000	12,632,145
Stella International Holdings, Ltd.	4,907,500	9,624,840

		30,854,192

Chile—0.9%
Banco Santander Chile (ADR) (a)	32,448	3,132,854
Empresa Nacional de Telecomunicaciones S.A.	212,136	3,442,472
Enersis S.A. (ADR)	117,267	2,756,947

		9,332,273

China—7.1%
Anhui Conch Cement Co., Ltd. - Class H	3,038,000	13,785,478
Bank of China, Ltd.	23,751,000	12,492,717
China Construction Bank Corp.	21,549,000	18,840,235
China Merchants Bank Co., Ltd.	585,680	1,504,403
China Pacific Insurance (Group) Co., Ltd. - Class H	3,530,800	13,191,945
China Shenhua Energy Co., Ltd.	2,032,500	8,380,224
Maanshan Iron & Steel Co., Ltd. - Class H	6,876,000	4,294,585

		72,489,587

Security Description	Shares	Value

Colombia—0.4%
Bancolombia S.A. (ADR) (a)	57,311	$3,761,321

Czech Republic—0.9%
Komercni Banka A.S.	40,883	8,908,323

Egypt—0.9%
Commercial International Bank Egypt SAE (GDR)	1,172,450	8,922,344

Hong Kong—7.3%
China Mobile, Ltd.	788,500	8,067,177
China Overseas Land & Investment, Ltd.	3,454,000	7,308,509
China Unicom, Ltd. (ADR) (a)	689,486	10,038,916
CNOOC, Ltd.	5,518,000	10,725,174
First Pacific Co., Ltd.	17,256,800	15,677,382
Hang Lung Properties, Ltd.	1,544,000	7,498,626
Hong Kong Exchanges & Clearing, Ltd.	377,700	7,424,109
Sinotruk Hong Kong, Ltd.	7,279,500	7,393,295

		74,133,188

India—9.2%
BEML, Ltd.	155,022	3,754,204
Dabur India, Ltd.	5,311,054	12,669,758
Housing Development Finance Corp., Ltd.	1,055,486	17,138,894
ICICI Bank, Ltd.	363,779	9,040,751
Infosys Technologies, Ltd. (ADR) (a)	363,329	24,455,675
Reliance Industries, Ltd.	556,327	12,228,103
Steel Authority of India, Ltd.	3,021,629	13,705,685

		92,993,070

Indonesia—1.5%
PT XL Axiata Tbk*	24,575,500	14,863,545

Israel—1.9%
Nice Systems, Ltd. (ADR)*	147,920	4,628,417
Teva Pharmaceutical Industries, Ltd. (ADR)	274,730	14,492,007

		19,120,424

Japan—0.6%
INPEX Corp.	1,283	6,035,967

Luxembourg—0.3%
Tenaris S.A. (ADR) (a)	76,355	2,933,559

Malaysia—2.1%
Genting Berhad	1,065,800	3,423,583
Public Bank Berhad	4,351,735	17,540,082

		20,963,665

Mexico—5.3%
America Movil S.A.B. de C.V. (ADR)	274,520	14,640,152
Banco Compartamos S.A. de C.V.	447,600	2,844,329
Bolsa Mexicana de Valores S.A. de C.V.	1,425,500	2,377,225
Corporacion GEO S.A.B. de C.V. - Series B*	946,280	2,703,529
Corporacion Moctezuma S.A.B. de C.V.	1,614,800	3,899,989
Genomma Lab Internacional S.A. - Class B*	3,640,500	6,976,236

MIST-145

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Grupo Continental S.A.	1,647,732	$4,759,772
Grupo Mexico S.A.B. de C.V., Series B	1,351,593	3,887,197
Grupo Televisa S.A. (ADR)	207,892	3,933,317
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A	323,199	2,069,164
Mexichem S.A.B. de C.V.	952,900	2,661,323
Urbi, Desarrollos Urbanos, S.A. de C.V.*	1,379,276	2,882,275

		53,634,508

Panama—0.3%
Copa Holdings S.A. - Class A	54,797	2,954,106

Philippines—0.5%
Manila Water Co.	11,249,000	4,862,765

Russia—5.1%
Gazprom (ADR)	711,755	14,977,101
Gazprom (ADR)	35,330	740,164
LUKOIL (ADR)	220,979	12,529,509
Magnitogorsk Iron & Steel Works (GDR)	438,500	5,687,345
Metal and Metallurgical Co. Norilsk Nickel (ADR)	384,500	6,555,725
Mobile Telesystems (ADR)	280,247	5,949,644
Novolipetsk Steel (GDR)	155,450	5,596,200

		52,035,688

South Africa—8.4%
Anglo Platinum, Ltd.*	83,710	7,895,399
Foschini, Ltd.	131,764	1,562,156
Gold Fields, Ltd.	398,514	6,039,854
Lewis Group, Ltd.	772,759	7,748,754
Massmart Holdings, Ltd.	320,372	6,763,147
MTN Group, Ltd.	957,220	17,223,482
Naspers, Ltd. - Class N	278,702	13,560,637
Shoprite Holdings, Ltd.	477,938	6,741,024
Tiger Brands, Ltd.	213,260	5,764,978
Truworths International, Ltd.	1,259,310	12,565,672

		85,865,103

South Korea—10.5%
Hana Financial Group, Inc.	333,510	9,871,891
KT&G Corp.	136,533	8,142,370
Mando Corp.*	85,190	10,310,553
POSCO	12,761	5,775,002
Samsung Electronics Co., Ltd.	55,556	37,858,974
Samsung Fire & Marine Insurance Co., Ltd.	49,623	8,486,479
Seoul Semiconductor Co., Ltd.	134,343	5,113,581
Shinsegae Co., Ltd.	31,308	16,501,855
TK Corp.*	171,746	4,426,775

		106,487,480

Taiwan—7.8%
Acer, Inc.	4,012,108	10,190,752
Formosa Plastics Corp.	3,177,000	7,794,829
High Tech Computer Corp.	618,636	14,032,385
Hon Hai Precision Industry Co., Ltd.	3,194,224	12,004,311

Security Description	Shares/Par Amount	Value

Taiwan—(Continued)
Siliconware Precision Industries Co.	13,008,000	$13,665,447
Taiwan Semiconductor Manufacturing Co., Ltd.	9,931,842	19,702,823
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	231,858	2,351,040

		79,741,587

Thailand—0.5%
PTT Exploration and Production Public Co., Ltd.	1,037,200	5,245,806

Turkey—3.5%
BIM Birlesik Magazalar A.S. (a)	269,866	7,757,721
Tupras-Turkiye Petrol Rafinerileri A.S.	266,384	7,118,876
Turkiye Garanti Bankasi A.S.	3,575,012	20,657,302

		35,533,899

United Kingdom—1.8%
Standard Chartered Plc	626,439	18,485,926

Total Common Stocks (Cost $780,695,389)		985,101,222

Preferred Stocks—1.9%

Brazil—1.9%
AES Tiete S.A.	129,600	1,724,996
Eletropaulo Metropolitana de Sao Paulo S.A.	220,280	3,919,665
NET Servicos de Comunicacao S.A.*	500,800	6,521,141
Suzano Papel e Celulose S.A.	224,075	2,119,022
Universo Online S.A.	306,800	1,753,453
Usinas Siderurgicas de Minas Gerais S.A. - Class A	224,100	2,997,331

		19,035,608

Total Preferred Stocks (Cost $15,073,548)		19,035,608

Short-Term Investments—5.3%

Commercial Paper—0.8%
BNP Paribas Finance, Inc. 0.200%, due 10/01/10	$8,296,000	8,296,000

Mutual Funds—4.5%
State Street Navigator Securities Lending Prime Portfolio (b)	45,905,340	45,905,340

Total Short-Term Investments (Cost $54,201,340)		54,201,340

Total Investments—104.2% (Cost $849,970,277#)		1,058,338,170
Other assets and liabilities (net)—(4.2)%		(42,669,142)

Net Assets—100.0%		$1,015,669,028

MIST-146

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $849,970,277. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $223,083,024 and $14,715,131, respectively, resulting in a net unrealized appreciation of $208,367,893.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $45,087,597 and the collateral received consisted of cash in the amount of $45,905,340. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of September 30, 2010 (Unaudited)	% of Net Assets
Commercial Banks	14.7
Oil, Gas & Consumable Fuels	10.4
Metals & Mining	8.5
Semiconductors & Semiconductor Equipment	7.7
Wireless Telecommunication Services	5.2
Food & Staples Retailing	4.1
IT Services	3.8
Diversified Financial Services	3.2
Diversified Telecommunication Services	2.5
Real Estate Management & Development	2.4

MIST-147

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$3,928,981	$17,651,493	$–	$21,580,474
Brazil	147,081,287	–	–	147,081,287
Canada	6,281,135	–	–	6,281,135
Cayman Islands	–	30,854,192	–	30,854,192
Chile	9,332,273	–	–	9,332,273
China	–	72,489,587	–	72,489,587
Colombia	3,761,321	–	–	3,761,321
Czech Republic	–	8,908,323	–	8,908,323
Egypt	8,922,344	–	–	8,922,344
Hong Kong	10,038,916	64,094,272	–	74,133,188
India	24,455,675	68,537,395	–	92,993,070
Indonesia	–	14,863,545	–	14,863,545
Israel	19,120,424	–	–	19,120,424
Japan	–	6,035,967	–	6,035,967
Luxembourg	2,933,559	–	–	2,933,559
Malaysia	–	20,963,665	–	20,963,665
Mexico	53,634,508	–	–	53,634,508
Panama	2,954,106	–	–	2,954,106
Philippines	–	4,862,765	–	4,862,765
Russia	37,058,587	14,977,101	–	52,035,688
South Africa	1,562,156	84,302,947	–	85,865,103
South Korea	–	106,487,480	–	106,487,480
Taiwan	2,351,040	77,390,547	–	79,741,587
Thailand	5,245,806	–	–	5,245,806
Turkey	–	35,533,899	–	35,533,899
United Kingdom	–	18,485,926	–	18,485,926

Total Common Stocks	338,662,118	646,439,104	–	985,101,222

Preferred Stocks*	19,305,608	–	–	19,035,608

Total Short-Term Investments*	54,201,340	–	–	54,201,340

Total Investments	$411,899,066	$646,439,104	$–	$1,058,338,170

*	See Schedule of Investments for additional detail categorizations.

MIST-148

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—3.3%
Commonwealth Bank of Australia	574,990	$28,361,258
Downer EDI, Ltd. (a)	1,041,690	4,951,129
Iluka Resources, Ltd.* (a)	2,764,915	15,991,281
Newcrest Mining, Ltd.	458,790	17,543,173
Nufarm, Ltd. (a)	2,179,002	7,594,069

		74,440,910

Belgium—0.4%
KBC Grope N.V.*	211,215	9,474,471

Bermuda—2.0%
Cheung Kong Infrastructure Holdings, Ltd. (a)	1,437,000	5,699,704
Esprit Holdings, Ltd.	3,644,019	19,614,338
Hiscox, Ltd.	1,649,635	9,060,356
Li & Fung, Ltd. (a)	2,022,817	11,371,715

		45,746,113

Brazil—2.9%
Banco Santander Brasil S.A. (ADR) (a)	1,667,800	22,965,606
BM&F BOVESPA S.A.	1,631,200	13,599,741
Diagnosticos da America S.A.	895,000	10,757,719
Tractebel Energia S.A.	697,250	10,402,056
Vivo Participacoes S.A. (ADR) (a)	296,520	8,056,448

		65,781,570

Canada—1.2%
Teck Resources, Ltd. - Class B	659,930	27,129,280

China—2.8%
Bank of China, Ltd. (a)	28,108,000	14,784,442
China Construction Bank Corp. (a)	23,756,000	20,769,809
China Pacific Insurance (Group) Co., Ltd. - Class H (a)	3,668,800	13,707,547
China Petroleum and Chemical Corp. - Class H	17,772,000	15,674,870

		64,936,668

Czech Republic—0.5%
CEZ	245,180	10,970,511

Finland—0.8%
Fortum OYJ	457,370	11,951,584
Kone OYJ - Class B	40,638	2,094,645
Nokia OYJ	393,190	3,944,412
Outotec OYJ	18,669	791,148

		18,781,789

France—10.4%
BNP Paribas	737,249	52,559,110
Danone S.A.	591,755	35,353,458
Dassault Systemes S.A. (a)	156,090	11,473,019
Legrand S.A.	156,640	5,287,970
LVMH Moet Hennessy Louis Vuitton S.A. (a)	314,100	46,057,957
Publicis Groupe (a)	386,380	18,332,440
Sanofi-Aventis	585,970	39,009,453
Schneider Electric S.A. (a)	229,232	29,056,524

		237,129,931

Security Description	Shares	Value

Germany—10.1%
Bayer AG	396,501	$27,621,615
Bayerische Motoren Werke (BMW) AG	410,360	28,759,607
Deutsche Boerse AG	266,390	17,747,716
E. On AG	462,628	13,584,283
Linde AG	291,930	37,989,511
MAN SE	322,259	35,068,399
Rhoen-Klinikum AG	810,800	17,845,812
Siemens AG	413,310	43,609,840
Symrise AG	322,011	8,942,535

		231,169,318

Hong Kong—4.2%
BOC Hong Kong (Holdings), Ltd. (a)	4,890,500	15,471,422
China Unicom (Hong Kong), Ltd. (a)	7,046,850	10,252,234
CNOOC, Ltd. (a)	3,758,170	7,304,644
Hong Kong Exchanges & Clearing, Ltd. (a)	1,176,900	23,133,263
Hutchison Whampoa, Ltd.	3,884,000	36,151,083
Sinotruk Hong Kong, Ltd.	3,989,000	4,051,357

		96,364,003

India—2.6%
BEML, Ltd.	273,087	6,613,411
HDFC Bank, Ltd. (ADR) (a)	127,030	23,420,521
ICICI Bank, Ltd.	1,018,602	25,314,621
ICICI Bank, Ltd. (ADR) (a)	98,847	4,927,523

		60,276,076

Indonesia—0.2%
PT XL Axiata Tbk*	7,948,500	4,807,344

Israel—0.3%
Cellcom Israel, Ltd.	268,070	8,141,286

Italy—0.5%
Telecom Italia S.p.A	8,979,790	11,592,661

Japan—15.5%
Aeon Credit Service Co., Ltd. (a)	1,192,500	12,854,090
Bridgestone Corp.	1,123,400	20,498,570
East Japan Railway Co. (a)	364,700	22,025,901
GLORY, Ltd. (a)	763,900	18,665,259
Inpex Holdings, Inc.	3,655	17,195,215
Japan Tobacco, Inc.	4,850	16,161,938
JGC Corp.	1,107,000	19,249,956
KDDI Corp. (a)	2,835	13,577,107
Konica Minolta Holdings, Inc.	2,761,000	26,908,056
Lawson, Inc.	570,100	26,103,873
Miraca Holdings, Inc.	518,100	18,326,890
Mitsubishi Corp.	932,300	22,109,201
Nomura Holdings, Inc.	2,188,300	10,604,085
Nomura Research Institute, Ltd.	576,300	10,824,177
Ricoh Co., Ltd. (a)	617,000	8,720,680
Santen Pharmaceutical Co., Ltd.	523,000	18,109,039
Sumitomo Mitsui Financial Group, Inc. (a)	884,800	25,800,186
Tokyo Gas Co., Ltd. (a)	5,338,000	24,217,262
Yamato Holdings Co., Ltd. (a)	1,915,900	23,209,543

		355,161,028

MIST-149

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—0.5%
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A	1,163,130	$7,446,515
Urbi, Desarrollos Urbanos, S.A. de C.V.*	2,139,500	4,470,916

		11,917,431

Netherlands—6.7%
Akzo Nobel N.V.	623,900	38,506,072
Heineken N.V.	566,630	29,383,742
ING Groep N.V.*	2,953,596	30,431,012
Koninklijke (Royal) KPN N.V.	1,926,980	29,758,729
Schlumberger, Ltd. (a)	267,660	16,490,533
SNS REAAL N.V.*	1,990,980	8,144,948

		152,715,036

Portugal—0.8%
EDP - Energias de Portugal S.A.	5,333,640	18,223,912

Singapore—0.9%
Keppel Corp., Ltd.	2,884,000	19,706,606

South Korea—0.9%
Samsung Electronics Co., Ltd.	31,946	21,769,796

Spain—1.7%
Inditex S.A.	335,750	26,588,148
Red Electrica Corporacion S.A.	241,384	11,340,517

		37,928,665

Sweden—0.8%
Telefonaktiebolaget LM Ericsson - Class B	1,612,820	17,645,688

Switzerland—8.9%
Credit Suisse Group AG	637,700	27,361,502
Geberit AG	58,052	10,365,814
Julius Baer Group, Ltd.	207,970	7,594,588
Nestle S.A.	1,321,810	70,576,737
Roche Holdings AG	353,550	48,362,396
Schindler Holding AG	31,800	3,417,158
Swiss Reinsurance Co., Ltd.	362,080	15,886,406
Zurich Financial Services AG	82,670	19,426,240

		202,990,841

Taiwan—1.6%
Acer, Inc.	11,391,208	28,933,662
Taiwan Semiconductor Manufacturing Co., Ltd.	3,954,753	7,845,453

		36,779,115

United Kingdom—16.8%
Aberdeen Asset Management Plc	4,396,680	11,106,436
Amlin Plc	716,594	4,529,432
Barclays Plc	5,824,800	27,386,761
BG Group Plc	1,446,800	25,472,440
BHP Billiton Plc	1,415,930	45,267,979
BP Plc	5,155,940	35,293,083
HSBC Holdings Plc	6,078,285	61,633,470
Reckitt Benckiser Group Plc	507,950	27,997,958

Security Description	Shares	Value

United Kingdom—(Continued)
Royal Dutch Shell Plc - Class A	1,993,870	$60,128,298
Tesco Plc	2,663,930	17,774,947
Tullow Oil Plc	170,661	3,422,994
Vodafone Group Plc	18,310,750	45,385,383
WPP Plc	1,677,562	18,601,218

		384,000,399

United States—1.5%
Cognizant Technology Solutions Corp - Class A* (a)	195,530	12,605,819
Monsanto Co. (a)	121,140	5,806,240
Synthes, Inc. (a)	130,610	15,122,152

		33,534,211

Total Common Stocks (Cost $2,108,183,344)		2,259,114,659

Short-Term Investments—11.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—10.5%
State Street Navigator Securities Lending Prime Portfolio (b)	239,557,671	239,557,671

Repurchase Agreement—0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $15,236,004 on 10/01/10 collateralized by $14,525,000 Federal National Mortgage Association at 3.000% due 09/16/14 with a value of $15,541,750.	$15,236,000	15,236,000

Total Short-Term Investments (Cost $254,793,671)		254,793,671

Total Investments—110.0% (Cost $2,362,977,015#)		2,513,908,330
Other assets and liabilities (net)—(10.0)%		(227,766,145)

Net Assets—100.0%		$2,286,142,185

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $2,362,977,015. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $239,906,048 and $88,974,733, respectively, resulting in a net unrealized appreciation of $150,931,315.
(a)	All or a portion of the security was held on loan. As of September 30, 2010 the market value of securities loaned was $229,635,313 and the collateral received consisted of cash in the amount of $239,557,671. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-150

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2010 (Unaudited)	% of Net Assets
Commercial Banks	14.6
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	5.8
Metals & Mining	4.6
Food Products	4.6
Industrial Conglomerates	4.4
Chemicals	4.3
Diversified Financial Services	4.1
Wireless Telecommunication Services	3.3
Electric Utilities	3.1

MIST-151

Met Investors Series Trust

MFS® Research International Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$74,440,910	$–	$74,440,910
Belgium	–	9,474,471	–	9,474,471
Bermuda	–	45,746,113	–	45,746,113
Brazil	41,424,110	24,357,460	–	65,781,570
Canada	27,129,280	–	–	27,129,280
China	–	64,936,668	–	64,936,668
Czech Republic	–	10,970,511	–	10,970,511
Finland	–	18,781,789	–	18,781,789
France	–	237,129,931	–	237,129,931
Germany	–	231,169,318	–	231,169,318
Hong Kong	–	96,364,003	–	96,364,003
India	28,348,044	31,928,032	–	60,276,076
Indonesia	–	4,807,344	–	4,807,344
Israel	8,141,286	–	–	8,141,286
Italy	–	11,592,661	–	11,592,661
Japan	–	355,161,028	–	355,161,028
Mexico	11,917,431	–	–	11,917,431
Netherlands Antilles	16,490,533	136,224,503	–	152,715,036
Portugal	–	18,223,912	–	18,223,912
Singapore	–	19,706,606	–	19,706,606
South Korea	–	21,769,796	–	21,769,796
Spain	–	37,928,665	–	37,928,665
Sweden	–	17,645,688	–	17,645,688
Switzerland	–	202,990,841	–	202,990,841
Taiwan	–	36,779,115	–	36,779,115
United Kingdom	–	384,000,399	–	384,000,399
United States	18,412,059	15,122,152	–	33,534,211
Total Common Stocks	151,862,743	2,107,251,916	–	2,259,114,659

Short-Term Investments
Mutual Funds	239,557,671	–	–	239,557,671
Repurchase Agreements	–	15,236,000	–	15,236,000
Total Short-Term Investments	239,557,671	15,236,000	–	254,793,671

Total Investments	$391,420,414	$2,122,487,916	$–	$2,513,908,330

MIST-152

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—3.7%
C.H. Robinson Worldwide, Inc.	164,072	$11,471,914
Expeditors International of Washington, Inc.	333,816	15,432,314

		26,904,228

Beverages—1.0%
Coca-Cola Enterprises, Inc.	242,739	7,524,909

Biotechnology—0.7%
Ironwood Pharmaceuticals, Inc. (IPO)*	68,285	695,141
Ironwood Pharmaceuticals, Inc.*	44,752	455,575
Ironwood Pharmaceuticals, Inc. - Class A*	375,654	3,824,158

		4,974,874

Capital Markets—3.1%
Calamos Asset Management, Inc. - Class A	305,824	3,516,976
Greenhill & Co., Inc.	149,693	11,873,649
T. Rowe Price Group, Inc.	150,031	7,511,302

		22,901,927

Chemicals—3.6%
Intrepid Potash, Inc.* (a)	266,435	6,945,960
Nalco Holding Co.	402,889	10,156,832
Rockwood Holdings, Inc.*	286,857	9,027,390

		26,130,182

Commercial & Professional Services—5.3%
Covanta Holding Corp.	636,208	10,020,276
Edenred*	899,718	17,781,141
Stericycle, Inc.* (a)	160,662	11,162,796

		38,964,213

Commercial Banks—0.9%
CIT Group, Inc.*	169,948	6,937,277

Construction Materials—1.6%
Martin Marietta Materials, Inc. (a)	123,904	9,536,891
Texas Industries, Inc. (a)	77,550	2,444,376

		11,981,267

Distributors—3.0%
Li & Fung, Ltd.	3,976,000	22,351,966

Diversified Consumer Services—2.4%
New Oriental Education & Technology Group, Inc. (ADR)* (a)	110,337	10,766,684
Strayer Education, Inc. (a)	37,427	6,531,012

		17,297,696

Diversified Financial Services—5.3%
IntercontinentalExchange, Inc.*	78,818	8,253,821
Leucadia National Corp.*	471,566	11,138,389
Moody’s Corp. (a)	127,968	3,196,641
MSCI, Inc. - Class A*	503,115	16,708,449

		39,297,300

Security Description	Shares	Value

Food Products—2.4%
Mead Johnson Nutrition Co.	312,800	$17,801,448

Health Care Equipment & Supplies—3.8%
Gen-Probe, Inc.* (a)	236,710	11,470,967
IDEXX Laboratories, Inc.*	155,407	9,591,720
Intuitive Surgical, Inc.* (a)	25,391	7,204,442

		28,267,129

Hotels, Restaurants & Leisure—9.7%
Chipotle Mexican Grill, Inc.*	20,202	3,474,744
Ctrip.com International, Ltd. (ADR)*	497,821	23,770,953
Las Vegas Sands Corp.* (a)	675,332	23,535,320
Wynn Resorts, Ltd.	236,883	20,554,338

		71,335,355

Household Durables—2.0%
Gafisa S.A. (ADR)	456,447	7,070,364
NVR, Inc.*	11,623	7,526,241

		14,596,605

Internet & Catalog Retail—5.8%
Netflix, Inc.*	113,774	18,449,592
Priceline.com, Inc.*	70,112	24,422,814

		42,872,406

Internet Software & Services—2.7%
Akamai Technologies, Inc.*	214,534	10,765,316
Alibaba.com, Ltd.*	4,390,300	9,153,796

		19,919,112

IT Services—5.7%
Gartner, Inc. - Class A*	359,210	10,575,143
Redecard S.A.	664,285	10,274,264
Teradata Corp.*	537,854	20,739,650

		41,589,057

Life Sciences Tools & Services—4.1%
Illumina, Inc.* (a)	402,365	19,796,358
Techne Corp.	164,851	10,176,252

		29,972,610

Machinery—2.1%
Schindler Holding AG	143,468	15,424,513

Media—5.0%
Discovery Communications, Inc. - Class C*	206,737	7,895,286
Groupe Aeroplan, Inc.	608,752	7,474,501
Morningstar, Inc.* (a)	215,065	9,583,297
Naspers, Ltd. - Class N	242,792	11,813,386

		36,766,470

Metals & Mining—0.6%
Lynas Corp., Ltd.*	3,091,396	4,067,694

MIST-153

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.9%
Dollar Tree, Inc.*	41,378	$2,017,591
Sears Holdings Corp.* (a)	60,591	4,371,035

		6,388,626

Oil, Gas & Consumable Fuels—4.1%
Petrohawk Energy Corp.*	161,797	2,611,404
Range Resources Corp. (a)	280,587	10,698,782
Ultra Petroleum Corp.*	407,858	17,121,879

		30,432,065

Personal Products—0.0%
Natura Cosmeticos S.A.	3,400	91,150

Professional Services—6.5%
Corporate Executive Board Co.	175,395	5,535,466
IHS, Inc. - Class A*	135,346	9,203,528
Intertek Group Plc	598,477	17,244,356
Verisk Analytics, Inc. - Class A*	570,379	15,976,316

		47,959,666

Semiconductors & Semiconductor Equipment—1.0%
ARM Holdings Plc (ADR)	385,661	7,235,000

Software—10.4%
Autodesk, Inc.*	282,798	9,041,052
Citrix Systems, Inc.*	72,580	4,952,859
FactSet Research Systems, Inc.	14,679	1,190,907
Red Hat, Inc.*	322,681	13,229,921
Rovi Corp.*	154,331	7,779,826
Salesforce.com, Inc.*	209,468	23,418,522
Solera Holdings, Inc.	377,679	16,678,305

		76,291,392

Trading Companies & Distributors—1.4%
Fastenal Co.	194,389	10,339,551

Wireless Telecommunication Services—0.9%
Millicom International Cellular S.A.	70,729	6,786,448

Total Common Stocks (Cost $679,997,226)		733,402,136

Preferred Stock—0.1%

Automobiles—0.1%
Better Place LLC* (Cost—$741,720)	247,240	741,720

Short-Term Investments—3.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.4%
State Street Navigator Securities Lending Prime Portfolio (b)	17,267,998	$17,267,998

Repurchase Agreement—1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $10,438,003 on 10/01/10 collateralized by $10,545,000 Federal Home Loan Mortgage Corp. at 2.500% due 01/14/16 with a value of $10,650,450.	$10,438,000	10,438,000

Total Short-Term Investments (Cost $27,705,998)		27,705,998

Total Investments—103.6% (Cost $708,444,944#)		761,849,854
Other assets and liabilities (net)—(3.6)%		(26,454,671)

Net Assets—100.0%		$735,395,183

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $708,444,944. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $83,923,541 and $30,518,631, respectively, resulting in a net unrealized appreciation of $53,404,910.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $17,071,253 and the collateral received consisted of cash in the amount of $17,267,998 and non-cash collateral with a value of $87,690. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
IPO—	Initial Public Offering.

MIST-154

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$26,904,228	$–	$–	$26,904,228
Beverages	7,524,909	–	–	7,524,909
Biotechnology	4,974,874	–	–	4,974,874
Capital Markets	22,901,927	–	–	22,901,927
Chemicals	26,130,182	–	–	26,130,182
Commercial & Professional Services	21,183,072	17,781,141	–	38,964,213
Commercial Banks	6,937,277	–	–	6,937,277
Construction Materials	11,981,267	–	–	11,981,267
Distributors	–	22,351,966	–	22,351,966
Diversified Consumer Services	17,297,696	–	–	17,297,696
Diversified Financial Services	39,297,300	–	–	39,297,300
Food Products	17,801,448	–	–	17,801,448
Health Care Equipment & Supplies	28,267,129	–	–	28,267,129
Hotels, Restaurants & Leisure	71,335,355	–	–	71,335,355
Household Durables	14,596,605	–	–	14,596,605
Internet & Catalog Retail	42,872,406	–	–	42,872,406
Internet Software & Services	10,765,316	9,153,796	–	19,919,112
IT Services	41,589,057	–	–	41,589,057
Life Sciences Tools & Services	29,972,610	–	–	29,972,610
Machinery	–	15,424,513	–	15,424,513
Media	24,953,084	11,813,386	–	36,766,470
Metals & Mining	–	4,067,694	–	4,067,694
Multiline Retail	6,388,626	–	–	6,388,626
Oil, Gas & Consumable Fuels	30,432,065	–	–	30,432,065
Personal Products	–	91,150	–	91,150
Professional Services	30,715,310	17,244,356	–	47,959,666
Semiconductors & Semiconductor Equipment	7,235,000	–	–	7,235,000
Software	76,291,392	–	–	76,291,392
Trading Companies & Distributors	10,339,551	–	–	10,339,551
Wireless Telecommunication Services	6,786,448	–	–	6,786,448
Total Common Stocks	635,474,134	97,928,002	–	733,402,136

Total Preferred Stock*	–	–	741,720	741,720

Short-Term Investments
Mutual Funds	17,267,998	–	–	17,267,998
Repurchase Agreement	–	10,438,000	–	10,438,000
Total Short-Term Investments	17,267,998	10,438,000	–	27,705,998

Total Investments	$652,742,131	$108,366,002	$741,720	$761,849,854

*	See Schedule of Investments for additional detailed categorizations.

MIST-155

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Transfers Out of Level 3	Balance as of September 30, 2010
Common Stock
Biotechnology	$984,544	$(602,034)	$768,206	$(1,150,716)	$—
Preferred Stock	—	—	741,720	—	741,720

Total	$984,544	$(602,034)	$1,509,926	$(1,150,716)	$741,720

MIST-156

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Goodrich Corp. (a)	125,400	$9,245,742
United Technologies Corp.	104,950	7,475,588

		16,721,330

Air Freight & Logistics—1.1%
United Parcel Service, Inc. - Class B	108,580	7,241,200

Beverages—2.6%
PepsiCo, Inc.	266,840	17,728,850

Biotechnology—2.6%
Amgen, Inc.*	161,710	8,911,838
Celgene Corp.* (a)	159,730	9,202,045

		18,113,883

Capital Markets—1.3%
Credit Suisse Group AG	208,621	8,951,206

Chemicals—2.6%
Ecolab, Inc.	149,650	7,593,241
Praxair, Inc.	117,510	10,606,453

		18,199,694

Commercial Banks—2.1%
U.S. Bancorp	342,660	7,408,309
Wells Fargo & Co.	282,500	7,099,225

		14,507,534

Communications Equipment—7.0%
Cisco Systems, Inc.*	626,590	13,722,321
Juniper Networks, Inc.* (a)	332,190	10,081,966
QUALCOMM, Inc.	541,300	24,423,456

		48,227,743

Computers & Peripherals—6.4%
Apple, Inc.*	118,150	33,525,062
Hewlett-Packard Co.	247,710	10,421,160

		43,946,222

Diversified Financial Services—3.6%
BM&F BOVESPA S.A.	970,740	8,093,313
CME Group, Inc. - Class A	18,480	4,813,116
IntercontinentalExchange, Inc.*	45,390	4,753,241
JPMorgan Chase & Co.	185,310	7,054,752

		24,714,422

Electrical Equipment—2.9%
ABB, Ltd.*	374,509	7,916,802
Emerson Electric Co. (a)	226,320	11,918,011

		19,834,813

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.	488,900	8,937,092

Energy Equipment & Services—2.5%
Halliburton Co.	251,290	8,310,160

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Schlumberger, Ltd.	149,920	$9,236,571

		17,546,731

Food & Staples Retailing—1.6%
Wal-Mart Stores, Inc.	211,900	11,340,888

Food Products—4.9%
Danone S.A.	147,150	8,791,242
General Mills, Inc.	229,705	8,393,420
Nestle S.A.	184,520	9,852,263
Unilever N.V.	230,132	6,878,649

		33,915,574

Health Care Equipment & Supplies—2.5%
Baxter International, Inc. (a)	169,280	8,076,349
Covidien Plc	64,550	2,594,264
Stryker Corp. (a)	136,580	6,835,829

		17,506,442

Health Care Providers & Services—2.2%
Express Scripts, Inc.*	150,240	7,316,688
Medco Health Solutions, Inc.*	145,090	7,553,385

		14,870,073

Hotels, Restaurants & Leisure—1.7%
McDonald’s Corp.	154,960	11,546,070

Household Products—1.4%
Colgate-Palmolive Co.	123,750	9,511,425

Internet & Catalog Retail—1.4%
Amazon.com, Inc.* (a)	60,625	9,521,763

Internet Software & Services—5.9%
Akamai Technologies, Inc.*	163,930	8,226,007
eBay, Inc.* (a)	357,350	8,719,340
Google, Inc. - Class A*	45,520	23,933,961

		40,879,308

IT Services—3.8%
Cognizant Technology Solutions Corp. - Class A*	134,070	8,643,493
International Business Machines Corp.	55,080	7,388,431
Visa, Inc. - Class A	141,220	10,486,997

		26,518,921

Life Sciences Tools & Services—2.1%
Mettler-Toledo International, Inc.* (a)	35,370	4,401,443
Thermo Fisher Scientific, Inc.*	216,710	10,376,075

		14,777,518

Machinery—5.0%
Caterpillar, Inc.	88,840	6,989,931
Danaher Corp.	189,330	7,688,691
Joy Global, Inc.	132,060	9,286,459
Parker Hannifin Corp. (a)	146,280	10,248,377

		34,213,458

MIST-157

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—2.0%
McGraw-Hill Cos., Inc. (The) (a)	155,070	$5,126,614
Walt Disney Co. (The)	254,400	8,423,184

		13,549,798

Metals & Mining—1.1%
Barrick Gold Corp.	166,220	7,694,324

Multiline Retail—0.8%
Target Corp.	102,900	5,498,976

Oil, Gas & Consumable Fuels—4.6%
ConocoPhillips Co.	175,770	10,094,471
EOG Resources, Inc.	81,090	7,538,937
Occidental Petroleum Corp.	176,540	13,823,082

		31,456,490

Pharmaceuticals—5.6%
Allergan, Inc.	180,140	11,984,714
Bristol-Myers Squibb Co. (a)	339,000	9,190,290
Novo Nordisk A.S. - Class B	103,477	10,218,225
Roche Holdings AG	51,489	7,043,223

		38,436,452

Road & Rail—1.2%
Union Pacific Corp. (a)	97,910	8,009,038

Semiconductors & Semiconductor Equipment—1.6%
Broadcom Corp. - Class A	308,720	10,925,601

Software—4.7%
Adobe Systems, Inc.*	261,470	6,837,441
Oracle Corp.	633,300	17,004,105
VMware, Inc. - Class A* (a)	97,330	8,267,210

		32,108,756

Specialty Retail—2.1%
Bed Bath & Beyond, Inc.*	164,090	7,123,147
TJX Cos., Inc. (The)	170,470	7,608,076

		14,731,223

Textiles, Apparel & Luxury Goods—3.4%
Coach, Inc. (a)	180,250	7,743,540
NIKE, Inc. - Class B (a)	111,620	8,945,227
Polo Ralph Lauren Corp. (a)	74,680	6,710,745

		23,399,512

Wireless Telecommunication Services—1.2%
NII Holdings, Inc.*	199,490	8,199,039

Total Common Stocks (Cost $621,807,373)		683,281,369

Short-Term Investments—6.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—6.2%
State Street Navigator Securities Lending Prime Portfolio (b)	42,887,232	$42,887,232

Repurchase Agreement—0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $4,272,001 on 10/01/10 collateralized by $4,060,000 U.S. Treasury Note at 2.750% due 11/30/16 with a value of $4,359,425.	$4,272,000	4,272,000

Total Short-Term Investments (Cost $47,159,232)		47,159,232

Total Investments—106.0% (Cost $668,966,605#)		730,440,601
Other assets and liabilities (net)—(6.0)%		(41,387,307)

Net Assets—100.0%		$689,053,294

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $668,966,605. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $81,763,213 and $20,289,217, respectively, resulting in a net unrealized appreciation of $61,473,996.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $41,553,931 and the collateral received consisted of cash in the amount of $42,887,232. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-158

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,721,330	$–	$–	$16,721,330
Air Freight & Logistics	7,241,200	–	–	7,241,200
Beverages	17,728,850	–	–	17,728,850
Biotechnology	18,113,883	–	–	18,113,883
Capital Markets	–	8,951,206	–	8,951,206
Chemicals	18,199,694	–	–	18,199,694
Commercial Banks	14,507,534	–	–	14,507,534
Communications Equipment	48,227,743	–	–	48,227,743
Computers & Peripherals	43,946,222	–	–	43,946,222
Diversified Financial Services	16,621,109	8,093,313	–	24,714,422
Electrical Equipment	11,918,011	7,916,802	–	19,834,813
Electronic Equipment, Instruments & Components	8,937,092	–	–	8,937,092
Energy Equipment & Services	17,546,731	–	–	17,546,731
Food & Staples Retailing	11,340,888	–	–	11,340,888
Food Products	8,393,420	25,522,154	–	33,915,574
Health Care Equipment & Supplies	17,506,442	–	–	17,506,442
Health Care Providers & Services	14,870,073	–	–	14,870,073
Hotels, Restaurants & Leisure	11,546,070	–	–	11,546,070
Household Products	9,511,425	–	–	9,511,425
Internet & Catalog Retail	9,521,763	–	–	9,521,763
Internet Software & Services	40,879,308	–	–	40,879,308
IT Services	26,518,921	–	–	26,518,921
Life Sciences Tools & Services	14,777,518	–	–	14,777,518
Machinery	34,213,458	–	–	34,213,458
Media	13,549,798	–	–	13,549,798
Metals & Mining	7,694,324	–	–	7,694,324
Multiline Retail	5,498,976	–	–	5,498,976
Oil, Gas & Consumable Fuels	31,456,490	–	–	31,456,490
Pharmaceuticals	21,175,004	17,261,448	–	38,436,452
Road & Rail	8,009,038	–	–	8,009,038
Semiconductors & Semiconductor Equipment	10,925,601	–	–	10,925,601
Software	32,108,756	–	–	32,108,756
Specialty Retail	14,731,223	–	–	14,731,223
Textiles, Apparel & Luxury Goods	23,399,512	–	–	23,399,512
Wireless Telecommunication Services	8,199,039	–	–	8,199,039
Total Common Stocks	615,536,446	67,744,923	–	683,281,369

Short-Term Investments
Mutual Funds	42,887,232	–	–	42,887,232
Repurchase Agreement	–	4,272,000	–	4,272,000

Total Short-Term Investments	42,887,232	4,272,000	–	47,159,232

Total Investments	$658,423,678	$72,016,923	$–	$730,440,601

MIST-159

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipals—0.1% of Net Assets

Security Description	Par Amount	Value

Buckeye Tobacco Settlement Financing Authority
5.875%, due 06/01/47	$1,000,000	$733,000
Tobacco Settlement Financing Corp. 6.000%, due 06/01/23	645,000	653,030
7.467%, due 06/01/47	1,135,000	881,611

Total Municipals (Cost $2,663,934)		2,267,641

Asset-Backed Securities—10.1%
Ace Securities Corp. 0.306%, due 12/25/36 (a)	75,293	71,923
American Express Credit Account Master Trust
0.287%, due 06/17/13 (a)	576,000	575,973
American Express Issuance Trust 0.456%, due 09/15/11 (a)	1,140,000	1,140,744
American General Mortgage Loan, Series 2010 Class A1
5.150%, due 03/25/58 (144A) (a) (b)	8,092,270	8,326,699
American Money Management Corp. 0.543%, due 05/03/18 (144A) (a) (b)	500,000	475,496
Aquilae Clo Plc, Series 2006-1X Class A 1.341%, due 01/17/23 (a) (c)	3,596,685	4,283,839
Ares Management LLC, Series CLO Funds 2006-6RA Class A1B
0.520%, due 03/12/18 (144A)(a) (b)	2,671,212	2,542,623
Arkle Master Issuer Plc 1.519%, due 05/17/60 (144A) (a) (b)	6,900,000	6,875,538
Arran Residential Mortgages Funding Plc, Series 2010-1A Class A1B
2.203%, due 05/16/47 (144A) (a) (b) (c)	1,300,000	1,765,623
Asset Backed Funding Certificates 0.606%, due 06/25/34 (a)	877,507	682,184
Banc of America Commercial Mortgage, Inc.
5.658%, due 06/10/49 (a)	1,100,000	1,137,494
5.741%, due 02/10/51 (a)	1,100,000	1,185,302
Banc of America Funding Corp. 4.000%, due 02/20/36 (a)	3,133,182	2,921,050
Banc of America Large Loan, Inc. 0.767%, due 08/14/29 (144A) (a) (b)	4,318,340	3,974,873
Series 2009-UB1 Class A4A 5.699%, due 06/24/50 (a) (b)	1,700,000	1,876,663
Banc of America Mortgage Securities 6.500%, due 09/25/33	171,649	177,705
5.193%, due 11/25/34 (a)	328,521	310,804
2.866%, due 06/25/35 (a)	783,718	674,530
3.179%, due 09/25/35 (a)	453,616	387,787
Bank of America Auto Trust 1.700%, due 12/15/11 (144A) (b)	1,448,015	1,448,796
1.160%, due 02/15/12 (144A) (b)	168,317	168,452
Bank of America Credit Card Trust 0.277%, due 03/15/14 (a)	875,000	873,477
Bear Stearns ALT-A Trust 0.416%, due 02/25/34 (a)	415,297	320,344
2.984%, due 09/25/35 (a)	2,762,642	2,099,478

Security Description	Par Amount	Value

Bear Stearns ARM Trust 3.458%, due 01/25/35 (a)	$4,917,169	$4,761,199
2.760%, due 03/25/35 (a)	2,690,661	2,570,803
2.934%, due 03/25/35 (a)	18,944	18,204
2.300%, due 08/25/35 (a)	392,170	376,670
Series 2005-1 Class 2A1 3.118%, due 03/25/35 (a)	1,154,689	952,165
Bear Stearns Asset Backed Securities Trust 0.916%, due 10/25/32 (a)	30,414	28,702
0.586%, due 01/25/36 (a)	10,560	10,487
0.306%, due 11/25/36 (a)	23,727	22,757
1.256%, due 10/25/37 (a)	3,957,468	3,074,952
Bear Stearns Commercial Mortgage Securities
2.162%, due 05/18/11 (144A) (b) (d)	3,700,000	3,637,256
6.440%, due 06/16/30	645	645
Bear Stearns Mortgage Funding Trust 0.326%, due 02/25/37 (a)	206,259	205,760
Bear Stearns Structured Products, Inc. 3.013%, due 01/26/36 (a)	1,049,747	728,056
Capital Auto Receivables Asset Trust 1.707%, due 10/15/12 (a)	4,706,638	4,736,622
Carrington Mortgage Loan Trust 0.576%, due 10/25/35 (a)	471,157	448,649
Chase Issuance Trust 0.592%, due 06/16/14 (a)	1,940,000	1,944,085
Chase Mortgage Finance Corp., Series 2007-A1 Class 5A1 2.904%, due 02/25/37 (a)	457,244	430,747
Chrysler Financial Auto Securitization Trust
1.850%, due 06/15/11	478,152	478,420
Citigroup Mortgage Loan Trust, Inc.
2.510%, due 08/25/35 (a)	567,446	534,942
2.560%, due 08/25/35 (a)	532,895	497,616
2.650%, due 12/25/35 (a)	8,343,082	8,046,739
College Loan Corp. Trust 0.748%, due 01/25/24 (a)	900,000	899,468
Countrywide Alternative Loan Trust
0.536%, due 12/25/35 (a)	66,603	46,650
0.437%, due 02/20/47 (a)	1,930,477	1,090,393
0.436%, due 05/25/47 (a)	688,612	382,481
Series 2005-11CB Class 2A6 5.500%, due 06/25/35	1,200,000	977,282
Countrywide Asset-Backed Certificates
0.306%, due 05/25/37- 05/25/47 (a)	50,880	50,631
0.336%, due 06/25/37 (a)	223,715	221,433
0.366%, due 10/25/46 (a)	43,433	42,894
Countrywide Home Loans
2.971%, due 11/19/33 (a)	98,208	96,450
2.985%, due 08/25/34 (a)	500,609	362,114
0.546%, due 04/25/35 (a)	1,615,836	1,033,381
0.596%, due 06/25/35 (144A) (a) (b)	375,157	320,218
Credit Suisse First Boston Mortgage Securities Corp., Series 2010-RR4
5.467%, due 09/16/39 (144A) (b)	2,000,000	2,185,947
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1 Class A3A
5.383%, due 02/15/40 (144A) (b)	1,600,000	1,684,600

MIST-160

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Credit-Based Asset Servicing and Securitization LLC
0.376%, due 07/25/37 (144A) (a) (b)	$373,874	$331,103
CSAB Mortgage Backed Trust 5.720%, due 09/25/36	1,411,928	1,027,543
Daimler Chrysler Auto Trust 1.738%, due 09/10/12 (a)	688,543	691,485
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
0.356%, due 10/25/36 (a)	80,266	32,504
5.869%, due 10/25/36	1,301,542	795,003
5.886%, due 10/25/36	1,301,542	765,558
Equity One ABS, Inc. 0.556%, due 04/25/34 (a)	119,041	82,046
First Franklin Mortgage Loan Asset Backed Certificates
0.306%, due 11/25/36 (a)	234,001	231,356
First Horizon Pass Trust Mortgage 2.285%, due 06/25/34 (a)	560,210	493,497
First NLC Trust 0.326%, due 08/25/37 (144A) (a) (b)	2,286,640	1,578,600
Ford Credit Auto Owner Trust
2.100%, due 11/15/11	152,627	152,737
2.000%, due 12/15/11	1,104,247	1,105,289
2.757%, due 05/15/13 (a)	10,424,263	10,570,310
Fremont Home Loan Trust 0.316%, due 01/25/37 (a)	88,233	80,004
Gallatin Funding, Ltd. 0.626%, due 08/15/17 (144A) (a) (b)	1,000,000	936,055
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37	872,834	888,730
Gracechurch Mortgage Financing Plc, Series 2007-1A Class 3A1
0.426%, due 11/20/56 (144A) (a) (b)	475,096	466,768
Granite Master Issuer Plc Series 2006-3 Class A3
0.297%, due 12/20/54 (a)	2,143,338	1,997,591
Series 2006-3 Class A7 0.357%, due 12/20/54 (a)	584,175	544,311
Series 2006-4 Class A6 0.347%, due 12/20/54 (a)	467,340	435,442
Greenpoint Mortgage Funding Trust
0.476%, due 06/25/45 (a)	679,976	450,445
0.526%, due 11/25/45 (a)	310,887	185,226
0.336%, due 10/25/46 (a)	266,201	242,983
Greenwich Capital Commercial Funding Corp.
4.755%, due 06/10/36	2,110,242	2,121,174
GS Mortgage Securities Corp. II
6.615%, due 02/14/16 (144A) (b)	1,700,000	1,735,851
6.878%, due 05/03/18 (144A) (a) (b)	1,500,000	1,538,386
0.388%, due 03/06/20 (144A) (a) (b)	3,600,000	3,438,023
Series 2010-C1 Class A2 4.592%, due 08/10/43 (b)	6,500,000	6,988,862
GSAMP Trust
0.326%, due 10/25/36 (a)	2,571	2,427
0.356%, due 01/25/47 (a)	42,158	42,166

Security Description	Par Amount	Value

GSR Mortgage Loan Trust
2.923%, due 09/25/35 (a)	$1,170,355	$1,122,269
Series 2005-AR1 Class 1A1 3.333%, due 01/25/35 (a)	870,808	746,540
Series 2005-AR3 Class 6A1 2.942%, due 05/25/35 (a)	1,464,368	1,238,225
Harborview Mortgage Loan Trust 0.477%, due 05/19/35 (a)	175,095	109,820
Harbourmaster CLO, Ltd., Series 5A Class A1
1.139%, due 06/15/20 (144A) (a) (b) (c)	987,384	1,242,594
Hilton Hotel Pool Trust
0.758%, due 10/03/15 (144A) (a) (b)	3,480,000	3,479,936
7.458%, due 10/03/15 (144A) (b)	1,300,000	1,300,185
Honda Auto Receivables Owner Trust 1.500%, due 08/15/11	1,857,457	1,859,416
Household Home Equity Loan Trust 5.910%, due 03/20/36	3,635,108	3,668,293
HSI Asset Securitization Corp. Trust
0.306%, due 10/25/36 (a)	44,160	33,184
0.316%, due 05/25/37 (a)	352,302	343,882
Indymac Index Mortgage Loan Trust, Series 2005-AR1 Class 2A1
5.054%, due 11/25/35 (a)	2,539,962	2,276,616
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794%, due 02/12/51 (a)	1,500,000	1,616,811
JPMorgan Mortgage Acquisition Corp. 0.316%, due 03/25/47 (a)	920,238	684,110
JPMorgan Mortgage Trust
5.022%, due 02/25/35 (a)	3,377,630	3,424,594
2.971%, due 07/25/35 (a)	791,142	772,521
3.106%, due 08/25/35 (a)	1,370,716	1,188,018
5.570%, due 07/27/37 (144A) (a) (b)	2,162,498	1,819,044
Series 2005-A6 Class 2A1 3.152%, due 08/25/35 (a)	1,003,424	887,561
Series 2005-A6 Class 4A1 5.419%, due 09/25/35 (a)	517,315	494,913
Series 2007-A1 Class 1A1 3.012%, due 07/25/35 (a)	877,127	831,893
Magnolia Funding, Ltd. 3.000%, due 04/20/17 (144A) (b) (c)	1,750,010	2,387,124
Master Adjustable Rate Mortgages Trust
2.375%, due 12/25/33 (a)	546,394	490,405
2.903%, due 11/21/34 (a)	600,000	546,905
Mellon Residential Funding Corp.
0.697%, due 12/15/30 (a)	128,501	121,319
0.607%, due 11/15/31 (a)	1,060,872	1,007,516
Merrill Lynch Floating Trust 0.327%, due 06/15/22 (144A) (a) (b)	222,126	212,899
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700%, due 09/12/49	5,400,000	5,667,737
Merrill Lynch/Countrywide Mortgage Investors Trust
1.259%, due 10/25/35 (a)	510,837	439,650
2.009%, due 10/25/35 (a)	2,875,907	2,629,142
0.506%, due 11/25/35 (a)	410,398	345,968

MIST-161

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

5.430%, due 12/25/35 (a)	$902,752	$836,180
0.326%, due 07/25/37 (a)	31,465	31,171
Morgan Stanley Capital, Inc.
0.296%, due 10/25/36 (a)	36,190	36,113
0.306%, due 11/25/36 (a)	17,303	17,255
Morgan Stanley Dean Witter Capital I 7.414%, due 03/11/16 (144A) (a) (b)	1,000,000	1,028,208
Nautique Funding, Ltd., Series 2006-1A Class A1A
0.776%, due 04/15/20 (144A) (a) (b)	962,297	861,914
Navigare Funding CLO, Ltd., Series 2006-1A Class A
0.606%, due 05/20/19 (144A) (a) (b)	700,000	657,124
Navigator CDO, Ltd. 1.226%, due 11/15/15 (144A) (a) (b)	1,773,792	1,725,502
Nelnet Student Loan Trust, Series 2008-4 Class A2
1.198%, due 07/25/18 (a)	1,700,000	1,716,141
NYLIM Flatiron CLO, Ltd., Series 2006-1A Class A2A
0.638%, due 08/08/20 (144A) (a) (b)	600,000	556,020
Park Place Securities, Inc. 0.516%, due 09/25/35 (a)	30,826	28,073
RBSCF Trust, Series 2010-RR4 Class CMLA
6.216%, due 12/16/49 (144A) (a) (b)	2,600,000	2,867,111
Residential Accredit Loans, Inc.
0.556%, due 08/25/35 (a)	273,492	174,838
1.730%, due 09/25/45 (a)	297,553	179,379
Residential Asset Mortgage Products, Inc. 0.336%, due 02/25/37 (a)	1,678,750	1,666,305
Securitized Asset Sales, Inc. 2.782%, due 11/26/23 (a)	7,553	7,358
Sequoia Mortgage Trust 0.607%, due 10/19/26 (a)	266,246	229,008
SLC Student Loan Trust 0.692%, due 09/15/14 (a)	8,868	8,873
SLM Student Loan Trust
0.498%, due 01/25/16 - 04/25/17 (a)	337,389	337,359
0.998%, due 10/25/17 (a)	860,000	862,573
1.907%, due 12/15/17 (144A) (a) (b)	3,889,820	3,892,243
1.998%, due 04/25/23 (144A) (a)	27,724,130	28,724,824
Series 2004-5X Class A5 0.964%, due 10/25/23 (a) (c)	4,100,000	5,237,091
Small Business Administration Participation Certificates
5.510%, due 11/01/27	6,226,965	6,984,537
Soundview Home Equity Loan Trust 0.316%, due 11/25/36 (144A) (a) (b)	71,283	33,474
Structured Adjustable Rate Mortgage Loan Trust
2.783%, due 02/25/34 (a)	380,631	365,672
1.742%, due 01/25/35 (a)	226,319	125,581
Structured Asset Investment Loan Trust 0.306%, due 07/25/36 (a)	6,866	6,833
Structured Asset Mortgage Investments, Inc.
0.587%, due 10/19/34 (a)	186,314	168,895
0.507%, due 07/19/35 (a)	358,950	237,284

Security Description	Par Amount	Value

0.446%, due 06/25/36 (a)	$183,521	$107,811
0.466%, due 05/25/46 (a)	79,640	43,235
Structured Asset Securities Corp.
1.756%, due 04/25/35 (a)	816,254	609,129
2.841%, due 10/25/35 (144A) (a) (b)	385,155	309,597
0.306%, due 05/25/36 - 10/25/36 (a)	86,663	86,065
SWAN Environment Pvt., Ltd. 5.960%, due 04/25/41 (a) (e)	867,403	839,851
Symphony CLO, Ltd. 0.616%, due 05/15/19 (144A) (a) (b)	3,500,000	3,205,486
TBW Mortgage Backed Pass Through Certificates
0.366%, due 01/25/37 (a)	70,397	64,754
6.015%, due 07/25/37	568,675	344,734
Thornburg Mortgage Securities Trust
0.386%, due 06/25/37 (a)	2,126,881	2,032,179
0.376%, due 10/25/46 (a)	1,991,211	1,975,569
Truman Capital Mortgage Loan Trust 0.596%, due 01/25/34 (144A) (a) (b)	3,969	3,912
Vornado DP LLC, Series 2010-VNO Class A2FX
4.004%, due 09/13/28 (144A) (b)	7,000,000	7,199,955
Wachovia Bank Commercial Mortgage Trust
0.337%, due 06/15/20 (144A) (a) (b)	4,105,715	3,612,219
0.347%, due 09/15/21 (144A) (a) (b)	2,863,182	2,659,816
WaMu Mortgage Pass Through Certificates
1.570%, due 11/25/42 (a)	47,227	41,165
0.546%, due 10/25/45 (a)	2,029,457	1,652,761
0.516%, due 11/25/45 (a)	318,479	261,222
1.370%, due 02/25/46 (a)	333,916	249,415
3.253%, due 07/25/46 (a)	1,323,700	931,931
1.886%, due 11/25/46 (a)	472,456	330,435
1.180%, due 12/25/46 (a)	185,047	125,968
Series 2005-AR14 Class 2A1 5.259%, due 12/25/35 (a)	558,359	510,683
Series 2007-OA4 Class 1A 1.140%, due 05/25/47 (a)	785,526	505,279
Wells Fargo Mortgage Backed Securities Trust
2.911%, due 09/25/34 (a)	1,356,183	1,382,055
2.961%, due 11/25/34 (a)	559,364	567,545
4.917%, due 03/25/36 (a)	355,666	320,335
Series 2006-AR4 Class 2A4 5.679%, due 04/25/36 (a)	1,000,000	926,729
Wood Street CLO B.V., Series II-A Class A1
1.388%, due 03/29/21 (144A) (a) (b) (c)	893,454	1,093,514

Total Asset-Backed Securities (Cost $261,866,191)		261,733,668

Domestic Bonds & Debt Securities—29.6%

Airlines—0.0%
Southwest Airlines Co. 5.125%, due 03/01/17	1,000,000	1,051,659

MIST-162

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Beverages—0.4%
DanFin Funding, Ltd. 1.226%, due 07/16/13 (144A) (a) (b)	$11,600,000	$11,658,975

Capital Markets—3.5%
Banco Mercantil del Norte S.A. 4.375%, due 07/19/15 (144A) (b)	5,600,000	5,597,851
Bear Stearns Cos., Inc. 6.950%, due 08/10/12	7,750,000	8,570,988
Goldman Sachs Group, Inc. (The) 0.604%, due 02/06/12 (a)	1,500,000	1,490,979
Lehman Brothers Holdings, Inc.
0.015%, due 11/24/08 (d) (f)	300,000	66,375
0.000%, due 12/23/08 (d) (f)	6,300,000	1,393,875
6.200%, due 09/26/14 (f)	700,000	158,375
7.000%, due 09/27/27 (f)	400,000	90,500
Merrill Lynch & Co., Inc. Series 5754
0.666%, due 11/01/11 (a)	7,100,000	7,076,357
Series C 0.523%, due 06/05/12 (a)	5,300,000	5,222,641
1.628%, due 09/27/12 (a) (c)	3,000,000	3,951,138
Series MTN 6.050%, due 08/15/12	15,100,000	16,214,184
Morgan Stanley
Series 1 1.147%, due 12/01/11 (a)	3,815,000	3,855,313
Series EMTN 1.218%, due 03/01/13 (a) (c)	2,600,000	3,367,358
Series F 0.780%, due 01/09/12 (a)	11,340,000	11,275,714
Series GMTN
2.876%, due 05/14/13 (a)	14,800,000	15,093,943
0.830%, due 01/09/14 (a)	8,925,000	8,442,747

		91,868,338

Chemicals—0.4%
Dow Chemical Co. (The)
2.668%, due 08/08/11 (a)	8,940,000	9,049,899
4.850%, due 08/15/12	2,000,000	2,117,638

		11,167,537

Commercial Banks—17.1%
ANZ National International, Ltd.
6.200%, due 07/19/13 (144A) (b)	3,600,000	4,003,556
0.792%, due 08/19/14 (144A) (a) (b)	5,000,000	5,042,775
Bank of Montreal, Series CB2 2.850%, due 06/09/15 (144A) (b)	34,000,000	35,825,902
Bank of Scotland Plc 4.880%, due 04/15/11	2,800,000	2,858,054
Barclays Bank Plc
1.392%, due 12/16/11 (a)	27,400,000	27,406,686
7.434%, due 09/29/49 (144A) (a) (b)	700,000	721,000

Security Description	Par Amount	Value

Commercial Banks—(Continued)
BPCE S.A. 2.375%, due 10/04/13 (144A) (b)	$1,540,000	$1,537,906
Commonwealth Bank of Australia
0.948%, due 07/12/13 (144A) (a) (b)	29,700,000	29,782,774
0.789%, due 06/25/14 (144A) (a) (b)	7,900,000	7,946,341
0.572%, due 09/17/14 (144A) (a) (b)	7,500,000	7,482,608
Dexia Credit Local
0.940%, due 09/23/11 (144A) (a) (b)	2,700,000	2,714,622
0.693%, due 03/05/13 (144A) (a) (b)	4,800,000	4,785,749
0.961%, due 04/29/14 (144A) (a) (b)	32,400,000	32,298,329
Export-Import Bank of Korea, Series 97 0.754%, due 10/04/11 (144A) (a) (b)	1,600,000	1,601,830
ING Bank Australia, Ltd., Series RTD 5.480%, due 06/24/14 (a) (e)	800,000	774,991
ING Bank NV 1.089%, due 03/30/12 (144A) (a) (b)	26,100,000	26,019,351
National Australia Bank, Ltd.
5.350%, due 06/12/13 (144A) (b)	3,000,000	3,289,320
1.031%, due 07/08/14 (144A) (a) (b)	15,500,000	15,655,651
NIBC Bank NV 2.800%, due 12/02/14(144A) (b)	24,000,000	25,060,176
Royal Bank of Scotland Plc
1.450%, due 10/20/11 (144A) (b)	25,000,000	25,191,900
3.000%, due 12/09/11 (144A) (b)	2,500,000	2,567,343
2.759%, due 08/23/13 (a)	17,500,000	17,868,305
Series EMTN 1.406%, due 04/23/12 (a)	800,000	806,925
Series MTN 0.559%, due 03/30/12 (a) (b)	36,500,000	36,491,714
Santander US Debt S.A. Unipersonal 1.089%, due 03/30/12 (144A) (a) (b)	22,000,000	21,703,858
Societe Financement de l’Economie Francaise
2.125%, due 01/30/12 (144A) (b)	800,000	816,550
0.726%, due 07/16/12 (144A) (a) (b)	21,500,000	21,564,930
Svenska Handelsbanken AB 1.292%, due 09/14/12 (144A) (a) (b)	8,700,000	8,738,550
UBS AG, Series BKNT 2.250%, due 08/12/13	2,600,000	2,628,135
Wachovia Corp.
0.636%, due 04/23/12 (a)	22,500,000	22,415,692
Series E 0.447%, due 03/01/12 (a)	1,700,000	1,695,243
Series MTN 2.236%, due 05/01/13 (a)	700,000	720,899
Westpac Banking Corp.
0.482%, due 12/14/12 (144A) (a) (b)	43,500,000	43,544,326

MIST-163

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
3.585%, due 08/14/14 (144A) (b)	$3,100,000	$3,331,480
0.573%, due 09/10/14 (144A) (a) (b)	1,300,000	1,303,056

		446,196,527

Computers & Peripherals—0.2%
Lexmark International, Inc. 5.900%, due 06/01/13	5,000,000	5,366,020

Consumer Finance—0.9%
Ally Financial, Inc.
6.875%, due 09/15/11	700,000	725,375
Series UNRE 7.000%, due 02/01/12	4,300,000	4,488,125
American Express Bank FSB, Series BKNT 0.386%, due 05/29/12 (a)	1,400,000	1,387,625
American Express Co. 7.250%, due 05/20/14	2,000,000	2,346,998
American Express Credit Corp.
Series C 0.376%, due 02/24/12 (a)	3,000,000	2,981,178
5.875%, due 05/02/13	400,000	440,504
FCE Bank Plc, Series EMTN 7.125%, due 01/16/12 (c)	2,500,000	3,527,501
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	5,800,000	6,089,994
7.800%, due 06/01/12	400,000	425,572

		22,412,872

Diversified Financial Services—4.2%
Bank of America Corp., Series 170 0.826%, due 06/11/12 (a) (g)	2,300,000	3,527,519
Citigroup, Inc.
5.250%, due 02/27/12	4,000,000	4,202,896
0.417%, due 03/16/12 (a)	2,000,000	1,966,596
5.300%, due 10/17/12	11,000,000	11,728,387
2.384%, due 08/13/13 (a)	5,300,000	5,341,700
6.000%, due 12/13/13	2,300,000	2,523,528
0.715%, due 11/05/14 (a)	1,400,000	1,299,014
General Electric Capital Corp., Series G 0.292%, due 09/21/12 (a)	42,900,000	42,950,279
Green Valley, Ltd. 4.410%, due 01/10/11 (144A) (a) (b) (c)	500,000	678,266
HSBC Finance Corp.
0.768%, due 04/24/12 (a)	1,608,000	1,595,565
0.875%, due 07/19/12 (a)	3,932,000	3,895,138
0.776%, due 01/15/14 (a)	3,800,000	3,617,030
Series MTN 0.628%, due 08/09/11 (a)	9,200,000	9,191,030
International Lease Finance Corp. 6.625%, due 11/15/13	1,100,000	1,108,250
6.500%, due 09/01/14 (144A) (b)	1,500,000	1,616,250
6.750%, due 09/01/16 (144A) (b)	1,300,000	1,397,500
7.125%, due 09/01/18 (144A) (b)	2,700,000	2,922,750

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Racers, Series A 0.728%, due 07/25/17 (144A) (a) (b)	$1,600,000	$1,557,814
TransCapitalInvest, Ltd. 7.700%, due 08/07/13 (144A) (b)	2,700,000	2,985,015
Vita Capital III, Ltd., Series B-II 1.653%, due 01/01/12 (144A) (a) (b)	800,000	793,200
Westpac Securities NZ, Ltd. 2.500%, due 05/25/12 (144A) (b)	4,000,000	4,095,608

		108,993,335

Diversified Telecommunication Services—0.5%
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11	8,300,000	8,465,975
Telefonica Emisiones SAU 0.775%, due 02/04/13 (a)	6,000,000	5,877,450

		14,343,425

Food Products—0.1%
Wm. Wrigley Jr. Co. 1.664%, due 06/28/11 (144A) (a) (b)	2,400,000	2,401,546

Household Durables—0.4%
Black & Decker Corp. (The) 8.950%, due 04/15/14	2,000,000	2,467,114
D.R. Horton, Inc. 5.250%, due 02/15/15	7,500,000	7,443,750

		9,910,864

Insurance—0.9%
American International Group, Inc. 8.250%, due 08/15/18	1,700,000	1,989,000
8.175%, due 05/15/58 (a)	2,700,000	2,720,250
Foundation Re II, Ltd., Series 2006-I 7.119%, due 11/26/10 (144A) (a) (b)	1,000,000	1,002,500
Pricoa Global Funding 1 0.419%, due 06/26/12 (144A) (a) (b)	17,300,000	17,154,766

		22,866,516

Machinery—0.3%
PACCAR, Inc. 1.466%, due 09/14/12 (a)	7,300,000	7,448,796

Media—0.3%
EchoStar DBS Corp. 7.000%, due 10/01/13	6,200,000	6,610,750

Oil, Gas & Consumable Fuels—0.1%
BP Capital Markets Plc 0.423%, due 04/11/11 (a)	400,000	398,792
Petroleos Mexicanos 5.500%, due 01/21/21 (144A) (b)	1,900,000	2,027,204

		2,425,996

MIST-164

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Thrifts & Mortgage Finance—0.3%
Achmea Hypotheekbank N.V. 3.200%, due 11/03/14 (144A) (b)	$5,000,000	$5,320,260
Countrywide Financial Corp., Series MTN 5.800%, due 06/07/12	1,400,000	1,487,808

		6,808,068

Total Domestic Bonds & Debt Securities (Cost $767,968,931)		771,531,224

Foreign Bonds & Debt Securities—7.2%

Australia—1.4%
Australia Government Bond Series 15CI 4.000%, due 08/20/15 (e)	4,900,000	7,967,910
Series 20CI 4.000%, due 08/20/20 (e)	5,100,000	8,142,725
Series 25CI 3.000%, due 09/20/25 (e)	12,600,000	13,421,825
New South Wales Treasury Corp., Series CIB1
2.750%, due 11/20/25 (e)	8,300,000	8,278,023

		37,810,483

Canada—0.8%
Canadian Government Bond, Series L256 4.250%, due 12/01/21 (h)	5,341,584	7,046,564
Canadian Housing Trust No. 1 2.450%, due 12/15/15 (h)	13,900,000	13,722,398

		20,768,962

Japan—5.0%
Japan Treasury Bill 0.110%, due 10/18/10 (d) (i)	10,810,000,000	129,392,879

Total Foreign Bonds & Debt Securities (Cost $176,437,004)		187,972,324

U.S. Government & Agency Obligations—98.3%
Federal Home Loan Bank 0.08% , due 10/18/10 (d)	8,600,000	8,599,675
Federal Home Loan Mortgage Corp. 0.362%, due 03/09/11 (a)	694,000	694,496
0.208%, due 12/21/11 (a)	30,300,000	30,298,364
0.206%, due 12/29/11 (a)	20,000,000	19,998,880
0.657%, due 03/15/17 (a)	184,979	184,818
0.487%, due 02/15/19 (a)	6,722,028	6,719,698
0.407%, due 10/15/20 (a)	2,243,282	2,236,121
0.607%, due 12/15/30 (a)	184,490	184,549
0.516%, due 08/25/31 (a)	98,746	91,938
2.632%, due 01/01/34 (a)	214,865	223,409
Federal National Mortgage Assoc. 4.100%, due 12/17/18	20,000,000	20,142,240
0.406%, due 08/25/34 (a)	234,328	224,161
2.753%, due 11/01/34 (a)	2,379,433	2,495,766
2.698%, due 05/25/35 (a)	1,189,163	1,262,778
1.056%, due 02/25/36 (a)	2,158,622	2,157,419
0.316%, due 12/25/36 - 07/25/37 (a)	2,503,638	2,506,965

Security Description	Par Amount	Value

U.S. Government & Agency Obligations—(Continued)
0.636%, due 07/25/37 (a)	$298,744	$298,919
0.456%, due 10/27/37 (a)	6,400,000	6,390,286
0.606%, due 05/25/42 (a)	181,911	182,310
5.950%, due 02/25/44	291,063	316,986
1.586%, due 07/01/44 - 09/01/44 (a)	138,060	138,716
FHLMC Structured Pass Through Securities 1.586%, due 10/25/44 (a)	6,043,259	6,279,991
1.586%, due 02/25/45 (a)	1,800,307	1,826,226
Government National Mortgage Assoc. 0.557%, due 03/20/37 (a)	17,790,164	17,731,092
U.S. Treasury Inflation Index Note 1.250%, due 07/15/20	142,124,112	149,330,231
U.S. Treasury Inflation Indexed Bond 2.000%, due 04/15/12 - 01/15/26	135,334,194	145,501,705
2.375%, due 01/15/17 - 01/15/27	351,628,206	402,589,540
2.625%, due 07/15/17	106,462,220	122,880,718
1.625%, due 01/15/18	50,783,232	55,159,325
1.375%, due 07/15/18	21,331,889	22,848,458
1.750%, due 01/15/28	78,075,430	82,949,055
3.625%, due 04/15/28	116,531,470	156,234,091
3.875%, due 04/15/29 (j)	114,941,619	160,199,881
3.375%, due 04/15/32	2,087,974	2,826,269
2.125%, due 02/15/40	56,611,237	63,435,552
U.S. Treasury Inflation Indexed Note 3.375%, due 01/15/12	3,806,118	3,988,096
3.000%, due 07/15/12	57,077,529	60,653,778
0.625%, due 04/15/13	20,319,171	20,879,533
1.875%, due 07/15/13 - 07/15/19	87,394,525	94,756,273
2.000%, due 01/15/14 - 01/15/16	427,110,909	461,463,108
1.250%, due 04/15/14	81,985,471	86,334,554
1.625%, due 01/15/15	48,770,744	52,180,892
2.500%, due 07/15/16 - 01/15/29	114,582,666	133,431,563
2.125%, due 01/15/19	37,687,506	42,480,905
1.375%, due 01/15/20	102,634,280	109,217,346
U.S. Treasury Note 0.375%, due 08/31/12	270,000	269,842

Total U.S. Government & Agency Obligations (Cost $2,507,329,145)		2,560,796,518

Loan Participation—0.0%

Automobile—0.0%
Ford Motor Corp. 3.310%, due 12/15/13 (144A) (a) (b)	459,833	451,091
3.010%, due 12/15/13 (144A) (a) (b)	443,058	434,636

Total Loan Participation (Cost $890,179)		885,727

MIST-165

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Convertible Preferred Stock—0.1%

Security Description	Shares/Par Amount	Value

Commercial Banks—0.1%
Wells Fargo & Co., Series L 7.500% (Cost—$900,000)	900	$905,400

Short-Term Investments—23.2%

Commercial Paper—0.1%
Nordea Bank Finland Plc, Series YCD 0.584%, due 10/14/11 (a)	$2,940,000	2,942,820

Repurchase Agreements—23.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $2,535,001 on 10/01/10 collateralized by $2,560,000 Federal Home Loan Bank 1.000% due 12/28/11 with a value of $2,588,800.	2,535,000	2,535,000
Morgan Stanley & Co.
Repurchase Agreement, dated 09/30/10 at 0.200% to be repurchased at $20,000,111 on 10/01/10 collateralized by $19,387,627 U.S. Treasury Inflation Indexed Note at 1.875% due 07/15/13 with a value of $24,627,522.	20,000,000	20,000,000
Repurchase Agreement, dated 09/30/10 at 0.200% to be repurchased at $240,501,336 on 10/01/10 collateralized by $216,450,000 U.S. Treasury Bond at 4.375% due 11/15/39 with a value of $246,912,716.	240,500,000	240,500,000
Repurchase Agreement, dated 09/30/10 at 0.200% to be repurchased at $215,601,198 on 10/01/10 collateralized by $202,468,000 U.S. Treasury Note at 3.375% due 11/15/19 with a value of $221,098,288.	215,600,000	215,600,000
Repurchase Agreement, dated 09/27/10 at 0.210% to be repurchased at $48,604,253 on 10/12/10 collateralized by $48,341,700 U.S. Treasury Note at 1.750% due 08/15/12 with a value of $49,682,981.	48,600,000	48,600,000
Repurchase Agreement, dated 09/27/10 at 0.210% to be repurchased at $72,806,370 on 10/12/10 collateralized by $73,165,800 U.S. Treasury Note at 1.375% due 03/15/12 with a value of $74,363,695.	72,800,000	72,800,000

		600,035,000

Security Description	Shares/Par Amount	Value

U.S. Government & Agency Discount Notes—0.1%
U.S. Treasury Bills 0.080%, due 10/07/10 (d)	$640,000	$639,991
0.082%, due 10/14/10 (d)	320,000	319,991
0.120%, due 10/21/10 (d)	360,000	359,976

		1,319,958

Total Short-Term Investments (Cost $604,297,778)		604,297,778

Total Investments—168.6% (Cost $4,323,593,508#)		4,390,390,280
Other assets and liabilities (net)—(68.6)%		(1,786,165,511)

Net Assets—100.0%		$2,604,224,769

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $4,323,593,508. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $83,461,448 and $16,664,676, respectively, resulting in a net unrealized appreciation of $66,796,772.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $523,561,138, which is 20.1% of net assets.
(c)	Par shown in Euro Currency. Value is shown in USD.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	Par shown in Australian Dollar. Value is shown in USD.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Par shown in Pound Sterling. Value is shown in USD.
(h)	Par shown in Canadian Dollar. Value is shown in USD.
(i)	Par shown in Japanese Yen. Value is shown in USD.
(j)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $160,199,881.

Credit Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	82.3
AA	4.2
A	5.9
BBB	1.5
BB	0.7
B	0.5
C	0.3
Not Rated	4.6

MIST-166

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/4/2010	Deutsche Bank Securities, Inc.	15,030,690	BRL	$8,856,170	$8,430,000	$426,170
10/4/2010	Deutsche Bank Securities, Inc.	2,179,316	BRL	1,284,066	1,221,932	62,134
10/4/2010	JPMorgan Securities, Inc.	2,976,624	BRL	1,753,845	1,656,902	96,943
12/2/2010	Deutsche Bank Securities, Inc.	3,851,100	BRL	2,242,043	2,200,000	42,043
12/2/2010	Morgan Stanley & Co., Inc.	20,186,629	BRL	11,752,298	11,202,347	549,951
11/18/2010	Deutsche Bank Securities, Inc.	350,000	CAD	339,618	340,140	(522)
11/17/2010	Citibank	9,399,670	CNY	1,405,244	1,417,000	(11,756)
11/17/2010	Deutsche Bank Securities, Inc.	2,363,128	CNY	353,286	356,000	(2,714)
11/17/2010	Deutsche Bank Securities, Inc.	9,239,769	CNY	1,381,339	1,393,000	(11,661)
11/17/2010	Deutsche Bank Securities, Inc.	7,663,644	CNY	1,145,710	1,158,000	(12,290)
11/17/2010	Deutsche Bank Securities, Inc.	4,998,355	CNY	747,251	755,267	(8,016)
11/17/2010	Morgan Stanley & Co., Inc.	4,776,752	CNY	714,121	722,000	(7,879)
11/17/2010	Morgan Stanley & Co., Inc.	4,778,196	CNY	714,337	722,000	(7,663)
1/10/2011	Deutsche Bank Securities, Inc.	10,893,104	CNY	1,631,030	1,626,322	4,708
1/10/2011	JPMorgan Securities, Inc.	15,720,000	CNY	2,353,763	2,355,585	(1,822)
1/10/2011	Morgan Stanley & Co., Inc.	3,783,660	CNY	566,529	570,000	(3,471)
1/10/2011	Morgan Stanley & Co., Inc.	6,773,820	CNY	1,014,247	1,020,000	(5,753)
11/23/2010	Deutsche Bank Securities, Inc.	20,833,000	EUR	28,322,631	26,679,365	1,643,266
11/12/2010	Morgan Stanley & Co., Inc.	65,128,000	INR	1,439,303	1,400,000	39,303
3/9/2011	Citibank	91,260,000	INR	1,980,292	1,950,000	30,292
3/9/2011	Deutsche Bank Securities, Inc.	91,299,000	INR	1,981,138	1,950,000	31,138
3/9/2011	JPMorgan Securities, Inc.	122,590,000	INR	2,660,136	2,600,000	60,136
11/12/2010	Barclays Capital, Inc.	1,228,870,000	KRW	1,076,021	1,035,012	41,009
11/12/2010	Barclays Capital, Inc.	2,602,179,413	KRW	2,278,516	2,110,788	167,728
11/12/2010	Citibank	735,241,587	KRW	643,791	629,622	14,169
11/12/2010	Citibank	475,190,000	KRW	416,085	410,000	6,085
11/12/2010	Citibank	969,948,000	KRW	849,304	840,000	9,304
11/12/2010	Citibank	982,170,000	KRW	860,006	840,000	20,006
11/12/2010	Citibank	957,432,000	KRW	838,345	820,000	18,345
11/12/2010	Citibank	478,798,000	KRW	419,244	410,000	9,244
11/12/2010	Citibank	952,758,000	KRW	834,252	820,000	14,252
11/12/2010	Citibank	2,605,450,000	KRW	2,281,380	2,165,434	115,946
11/12/2010	Deutsche Bank Securities, Inc.	941,706,000	KRW	824,575	810,000	14,575
11/12/2010	Deutsche Bank Securities, Inc.	246,076,000	KRW	215,469	207,870	7,599
11/12/2010	Goldman Sachs & Co.	480,930,000	KRW	421,111	410,000	11,111
11/12/2010	JPMorgan Securities, Inc.	1,020,150,000	KRW	893,262	900,000	(6,738)
11/12/2010	JPMorgan Securities, Inc.	1,798,827,500	KRW	1,575,086	1,570,000	5,086
11/12/2010	JPMorgan Securities, Inc.	994,372,500	KRW	870,691	850,000	20,691
11/12/2010	JPMorgan Securities, Inc.	2,126,601,000	KRW	1,862,091	1,799,612	62,479
11/12/2010	Morgan Stanley & Co., Inc.	1,841,760,000	KRW	1,612,679	1,600,000	12,679
11/12/2010	Morgan Stanley & Co., Inc.	360,400,000	KRW	315,573	301,881	13,692
11/12/2010	Morgan Stanley & Co., Inc.	450,600,000	KRW	394,554	381,396	13,158
10/12/2010	Citibank	11,111	MYR	3,597	3,245	352
11/15/2010	Citibank	17,624,000	PHP	399,888	400,000	(112)
11/15/2010	Deutsche Bank Securities, Inc.	70,496,000	PHP	1,599,550	1,600,000	(450)

						$3,482,747

Forward Foreign Currency Exchange Contracts to Sell:
Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/29/2010	Barclays Capital, Inc.	818,000	AUD	$786,195	$764,863	$(21,332)
10/29/2010	Deutsche Bank Securities, Inc.	5,396,000	AUD	5,186,194	4,773,679	(412,515)
10/4/2010	Morgan Stanley & Co., Inc.	20,186,629	BRL	11,894,078	11,340,803	(553,275)
11/18/2010	Deutsche Bank Securities, Inc.	19,549,000	CAD	18,969,102	19,087,465	118,363
10/26/2010	Barclays Capital, Inc.	38,770,000	EUR	52,718,403	49,703,140	(3,015,263)
11/23/2010	Barclays Capital, Inc.	752,000	EUR	1,022,350	995,810	(26,540)
11/23/2010	Citibank	976,000	EUR	1,326,880	1,315,721	(11,159)
11/23/2010	JPMorgan Securities, Inc.	3,127,000	EUR	4,251,182	4,261,591	10,409

MIST-167

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/23/2010	Morgan Stanley & Co., Inc.	3,880,000	EUR	$5,274,891	$4,965,197	$(309,694)
1/4/2011	JPMorgan Securities, Inc.	498,000	EUR	676,822	663,004	(13,818)
12/20/2010	UBS Securities LLC	7,123,000	GBP	11,197,683	11,096,316	(101,367)
10/18/2010	JPMorgan Securities, Inc.	10,810,000,000	JPY	129,414,342	122,156,555	(7,257,787)
11/1/2010	Morgan Stanley & Co., Inc.	1,148,260,000	JPY	13,748,273	13,643,774	(104,499)
10/12/2010	Deutsche Bank Securities, Inc.	11,111	MYR	3,597	3,442	(155)

						$(11,698,632)

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	China Yuan Renminbi
EUR—	Euro
GBP—	Great Britain Pound
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MYR—	Malaysian Ringgit
PHP—	Philippine Peso

The futures contracts outstanding as of September 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2010	Unrealized Appreciation
90 Day Euro Dollar Futures	12/13/2010	179	$44,546,000	$44,588,900	$42,900
90 Day Euro Dollar Futures	03/14/2011	43	10,676,925	10,705,925	29,000
90 Day Euro Dollar Futures	03/19/2012	179	44,302,050	44,376,338	74,288
					—

Net Unrealized Appreciation					$146,188

The options contracts outstanding as of September 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Options Written
Over the Counter Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 9/30/2010	Unrealized Appreciation/ Depreciation
CDX.O USD 5 Year Swapation 0.90	Morgan Stanley Co., Inc	12/15/2010	(5,500,000)	$(16,775)	$(10,396)	$6,379
CDX.O USD 5 Year Swapation 0.90	USB AG	12/15/2010	(4,000,000)	(8,000)	(7,041)	959
IRO USD 10 Year Swaption 3.25	Citibank	10/29/2010	(4,600,000)	(20,930)	(269,445)	(248,515)
IRO USD 10 Year Swaption 3.25	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(222,200)	(2,366,434)	(2,144,234)
IRO USD 5 Year Swaption 1.45	Deutsche Bank Securities, Inc.	10/29/2010	(74,000,000)	(106,523)	(137,070)	(30,547)
IRO USD 5 Year Swaption 1.45	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(84,840)	(74,833)	10,007
IRO USD 5 Year Swaption 1.45	USB AG	10/29/2010	(17,000,000)	(42,500)	(31,489)	11,011
ITRAXX.O EUR 5 Year Swaption 0.9	JPMorgan Securities, Inc.	12/15/2010	(900,000)	(3,765)	(2,239)	1,526
ITRAXX.O EUR 5 Year Swaption 0.9	Morgan Stanley Co., Inc	12/15/2010	(3,300,000)	(16,064)	(8,352)	7,712
ITRAXX.O EUR 5 Year Swaption 0.9	USB AG	12/15/2010	(1,000,000)	(4,038)	(2,661)	1,377
ITRAXX.O EUR 5 Year Swaption 0.9	Morgan Stanley Co., Inc	03/16/2011	(6,100,000)	(18,083)	(22,312)	(4,229)
ITRAXX.O EUR 5 Year Swaption 1.0	JPMorgan Securities, Inc.	11/17/2010	(2,800,000)	(6,465)	(6,474)	(9)
Over the Counter Options Written-Puts
CDX.O USD 5 Year Swapation 1.5	Morgan Stanley Co., Inc	12/15/2010	(5,500,000)	(16,775)	(6,319)	10,456
CDX.O USD 5 Year Swapation 1.5	USB AG	12/15/2010	(4,000,000)	(13,201)	(5,209)	7,992
CDX.O USD 5 Year Swapation 1.7	Morgan Stanley Co., Inc	03/16/2011	(2,100,000)	(9,871)	(7,519)	2,352
INF Floor USD CPURNSA 215.95	Deutsche Bank Securities, Inc.	03/10/2020	(5,100,000)	(38,250)	(56,063)	(17,813)
INF Floor USD CPURNSA 215.95	Citibank	03/12/2020	(13,900,000)	(119,540)	(173,803)	(54,263)
INF Floor USD CPURNSA 216.69	Citibank	04/07/2020	(49,000,000)	(436,720)	(621,189)	(184,469)

MIST-168

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Options Written (Continued)
Over the Counter Options Written-Puts	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 9/30/2010	Unrealized Appreciation/ Depreciation
INF Floor USD CPURNSA 217.97	Citibank	09/29/2020	(4,700,000)	$(60,630)	$(60,630)	$0
IRO USD 10 Year Swaption 5.0	Citibank	10/29/2010	(4,600,000)	(21,850)	0	21,850
IRO USD 10 Year Swaption 5.0	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(375,720)	(4)	375,716
IRO USD 3 Year Swaption 3.0	Barclays Capital, Inc.	06/18/2012	(3,600,000)	(31,637)	(19,288)	12,349
IRO USD 3 Year Swaption 3.0	Citibank	06/18/2012	(59,100,000)	(657,643)	(316,646)	340,997
IRO USD 3 Year Swaption 3.0	Deutsche Bank Securities, Inc.	06/18/2012	(16,000,000)	(178,832)	(85,725)	93,107
IRO USD 3 Year Swaption 3.0	JPMorgan Securities, Inc.	06/18/2012	(47,600,000)	(510,732)	(255,031)	255,701
IRO USD 5 Year Swaption 1.8	USB AG	10/29/2010	(17,000,000)	(34,000)	(11,919)	22,081
IRO USD 5 Year Swaption 1.95	Credit Suisse First Boston Corp.	10/29/2010	(37,000,000)	(183,150)	(7,115)	176,035
IRO USD 5 Year Swaption 1.95	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(145,440)	(7,769)	137,671
ITRAXX.O EUR 5 Year Swaption 1.4	JPMorgan Securities, Inc.	11/17/2010	(2,800,000)	(10,838)	(10,853)	(15)
ITRAXX.O EUR 5 Year Swaption 1.6	JPMorgan Securities, Inc.	12/15/2010	(900,000)	(3,765)	(2,016)	1,749
ITRAXX.O EUR 5 Year Swaption 1.6	Morgan Stanley Co., Inc	12/15/2010	(3,300,000)	(12,590)	(7,323)	5,267
ITRAXX.O EUR 5 Year Swaption 1.6	USB AG	12/15/2010	(1,000,000)	(4,038)	(2,136)	1,902
ITRAXX.O EUR 5 Year Swaption 1.6	Morgan Stanley Co., Inc	03/16/2011	(6,100,000)	(46,442)	(49,751)	(3,309)
ITRAXX.O EUR 5 Year Swaption 1.8	Morgan Stanley Co., Inc	03/16/2011	(2,100,000)	(15,133)	(14,896)	237

Net Unrealized Depreciation				$(3,476,980)	$(4,659,950)	$(1,182,970)

Open interest rate swap agreements at September 30, 2010 were as follows:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	INF EUR FRCPXTOB	2.261%	7/14/2011	JPMorgan Securities, Inc.	EUR	82,600,000	$5,119,890	$—	$5,119,890
Receive	INF GBP UKRPIDUB	3.450%	9/15/2012	Deutsche Bank Securities, Inc.	GBP	1,500,000	3,648		3,648
Receive	ZCS BRL CDI	11.670%	1/2/2012	Goldman Sachs & Co.	BRL	124,800,000	2,902,939	1,107,194	1,795,745
Receive	ZCS BRL CDI	10.835%	1/2/2012	JPMorgan Securities, Inc.	BRL	10,200,000	90,872	20,793	70,079
Receive	ZCS BRL CDI	11.250%	1/2/2012	JPMorgan Securities, Inc.	BRL	12,000,000	(16,481)	(306)	(16,175)
Receive	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	66,200,000	(2,001,968)	(1,087,869)	(914,099)
Receive	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	2,500,000	117,969	(7,260)	125,229
Receive	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	20,000,000	115,161	(235)	115,396
Receive	ZCS BRL CDI	11.290%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	4,900,000	(4,902)	(5,199)	297
Receive	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	61,300,000	510,909	29,302	481,607
Receive	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Securities, Inc.	BRL	7,000,000	94,024	29,726	64,298
Receive	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley Capital Services, Inc.	BRL	11,300,000	108,090	—	108,090

							$7,040,151	$86,146	$6,954,005

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The)	(2.200%)	6/20/2014	Citibank	0.27%	$2,000,000	$(142,650)	$—	$(142,650)
8.950%, due 04/15/2014
D.R. Horton, Inc.	(1.000%)	3/20/2015	JPMorgan Chase Bank, N.A.	2.58%	7,500,000	497,604	403,143	94,461
5.375%, due 06/15/2012
Echostar DBS Corp.	(3.650%)	12/20/2013	Citibank	2.50%	6,200,000	(226,937)	—	(226,937)
6.625%, due 10/01/2014
International Lease Finance Corp.	(1.530%)	12/20/2013	JPMorgan Chase Bank, N.A.	4.58%	1,100,000	88,484	—	88,484
6.625%, due 11/15/2013
Lexmark International, Inc.	(1.170%)	6/20/2013	JPMorgan Chase Bank, N.A.	1.08%	5,000,000	(5,973)	—	(5,973)
5.900%, due 06/01/2013
Southwest Airlines Co.	(1.320%)	3/20/2017	Bank of America, N.A.	1.48%	1,000,000	13,264	—	13,264
5.125%, due 03/01/2017

						$223,792	$403,143	$(179,351)

MIST-169

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond	1.000%	6/20/2020	Deutsche Bank Securities, Inc.	1.40%	$7,200,000	$(245,583)	$(238,660)	$(6,923)
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	6/20/2015	JPMorgan Chase Bank, N.A.	1.10%	2,500,000	(11,293)	(28,452)	17,159
12.250%, due 03/06/2030
Government of France	0.250%	6/20/2015	Citibank	0.77%	3,300,000	(76,973)	(78,850)	1,877
4.250%, due 04/25/2019
Government of France	0.250%	6/20/2015	Deutsche Bank Securities, Inc.	0.77%	3,000,000	(69,976)	(98,285)	28,309
4.250%, due 04/25/2019
Government of France	0.250%	6/20/2015	JPMorgan Chase Bank, N.A.	0.77%	2,800,000	(65,311)	(98,833)	33,522
4.250%, due 04/25/2019
Republic of Italy	1.000%	6/20/2011	Citibank	1.63%	400,000	(1,680)	(4,964)	3,284
6.875%, due 09/27/2023
Republic of Italy	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	1.94%	800,000	(32,668)	(19,205)	(13,463)
6.875%, due 09/27/2023
United Kingdom Gilt	1.000%	6/20/2015	Citibank	0.62%	4,300,000	76,857	34,941	41,916
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	0.62%	5,100,000	91,156	43,720	47,436
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	0.62%	1,800,000	32,172	8,559	23,613
4.250%, due 06/07/2032
Petrobras International Bond	1.000%	9/20/2012	Deutsche Bank Securities, Inc.	1.11%	700,000	(3,302)	(8,685)	5,383
8.375%, due 12/10/2018

						$(306,601)	$(488,714)	$182,113

BRL—	Brazilian Real
EUR—	Euro
GBP—	Great Britain Pound
USD—	United States Dollar
NA—	North America
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-170

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$–	$2,267,641	$–	$2,267,641
Asset-Backed Securities	–	234,354,688	27,378,980	261,733,668
Domestic Bonds & Debt Securities
Airlines	–	1,051,659	–	1,051,659
Beverages	–	11,658,975	–	11,658,975
Capital Markets	–	91,868,338	–	91,868,338
Chemicals	–	11,167,537	–	11,167,537
Commercial Banks	–	446,196,527	–	446,196,527
Computers & Peripherals	–	5,366,020	–	5,366,020
Consumer Finance	–	22,412,872	–	22,412,872
Diversified Financial Services	–	107,435,521	1,557,814	108,993,335
Diversified Telecommunication Services	–	14,343,425	–	14,343,425
Food Products	–	2,401,546	–	2,401,546
Household Durables	–	9,910,864	–	9,910,864
Insurance	–	22,866,516	–	22,866,516
Machinery	–	7,448,796	–	7,448,796
Media	–	6,610,750	–	6,610,750
Oil, Gas & Consumable Fuels	–	2,425,996	–	2,425,996
Thrifts & Mortgage Finance	–	6,808,068	–	6,808,068
Total Domestic Bonds & Debt Securities	–	769,973,410	1,557,814	771,531,224

Total Foreign Bonds & Debt Securities*	–	187,972,324	–	187,972,324

Total U.S. Government & Agency Obligations	–	2,560,796,518	–	2,560,796,518

Total Loan Participation*	–	885,727	–	885,727

Total Convertible Preferred Stock*	905,400	–	–	905,400

Short-Term Investments
Commercial Paper	2,942,820	–	–	2,942,820
Repurchase Agreements	597,500,000	2,535,000	–	600,035,000
U.S. Government & Agency Discount Notes	–	1,319,958	–	1,319,958
Total Short-Term Investments	600,442,820	3,854,958	–	604,297,778

Total Investments	601,348,220	3,760,105,266	28,936,794	4,390,390,280

Forward Contracts**
Forward Contracts to Buy (Appreciation)	–	3,563,594	–	3,563,594
Forward Contracts to Buy (Depreciation)	–	(80,847)	–	(80,847)
Forward Contracts to Sell (Appreciation)	–	128,772	–	128,772
Forward Contracts to Sell (Depreciation)	–	(11,827,404)	–	(11,827,404)
Total Forward Contracts	$–	$(8,215,885)	$–	$(8,215,885)

MIST-171

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts**
Futures Contracts Long (Appreciation)	$146,188	$–	$–	$146,188
Total Futures Contracts	146,188	–	–	146,188

Written Options**	–	–	–	–
Call Options Written	–	(2,388,563)	–	(2,388,563)
Put Options Written	–	1,205,593	–	1,205,593
Total Written Options	–	(1,182,970)	–	(1,182,970)

SWAP Contracts**
Credit Default SWAPS Buy Protection (Appreciation)	–	196,209	–	196,209
Credit Default SWAPS Buy Protection (Depreciation)	–	(375,560)	–	(375,560)
Credit Default SWAPS Sell Protection (Appreciation)	–	202,499	–	202,499
Credit Default SWAPS Sell Protection (Depreciation)	–	(20,386)	–	(20,386)
Interest Rate SWAPS (Appreciation)	–	7,884,279	–	7,884,279
Interest Rate SWAPS (Depreciation)	–	(930,274)	–	(930,274)
Total SWAP Contracts	$–	$6,956,767	$–	$6,956,767

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.
Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers out to Level 3	Balance as of September 30, 2010
Asset Backed Securities	$–	$–	$3,676	$284,526	$27,316,986	$(226,208)	$–	$27,378,980
Domestic Bonds and Debt Securities		–
Special Purpose Entity	–	3,225	–	32,589	1,522,000	–	–	1,557,814
U. S. Government & Agency Obligations	6,080,000	–	–	310,286	–	–	(6,390,286)	–

Total	$6,080,000	$3,225	$3,676	$627,401	$28,838,986	$(226,208)	$(6,390,286)	$28,936,794

MIST-172

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipals—2.4% of Net Assets

Security Description	Par Amount	Value

Badger Tobacco Asset Securitization Corp.
6.125%, due 06/01/27	$155,000	$166,109
Bay Area Toll Bridge Authority, Build America Bonds, Series S
1 7.043%, due 04/01/50	10,400,000	11,466,832
Buckeye Tobacco Settlement Financing Authority
5.875%, due 06/01/47	4,600,000	3,371,800
California Infrastructure & Economic Development Bank Revenue, Build America Bonds
6.486%, due 05/15/49	2,500,000	2,743,175
California State General Obligation Unlimited, Build America Bonds
7.950%, due 03/01/36	700,000	751,170
California State General Obligation Unlimited, Build America Bonds, Taxable Various Purposes
7.500%, due 04/01/34	2,900,000	3,158,042
7.550%, due 04/01/39	2,900,000	3,156,679
California State General Obligation Unlimited, Taxable Various Purposes
5.650%, due 04/01/13 (a)	2,700,000	2,909,412
California State Public Works Board Lease Revenue, Build America Bonds, Taxable, University Projects, Series B-2
7.804%, due 03/01/35	3,100,000	3,302,864
California State University Revenue , Build America Bonds
6.484%, due 11/01/41	4,400,000	4,796,000
Calleguas-las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, due 07/01/40	7,800,000	8,372,832
Chicago Transit Authority Transfer Tax Receipts Revenue Series A
6.300%, due 12/01/21	400,000	447,508
6.899%, due 12/01/40	7,300,000	7,874,510
Series B
6.300%, due 12/01/21	700,000	783,139
6.899%, due 12/01/40	7,200,000	7,766,640
Clark County NV, Airport Revenue, Series C
6.820%, due 07/01/45	4,800,000	5,327,760
Clark County NV, Refunding 4.750%, due 06/01/30	5,500,000	5,653,395
East Baton Rouge Sewer Commission, Build America Bonds
6.087%, due 02/01/45	17,000,000	17,630,870
Golden State Tobacco Securitization Corp., Series A-1
5.000%, due 06/01/33	10,000,000	7,875,900
Illinois Finance Authority, Peoples Gas Light & Coke
5.000%, due 02/01/33 (AMBAC)	7,410,000	7,472,466
Los Angeles Department of Water & Power Build America Bonds
6.166%, due 07/01/40	60,200,000	61,366,676
Systems, Subser A-2 5.000%, due 07/01/44 (AMBAC)	2,900,000	3,024,381
Los Angeles, California Unified School District Build America Bonds
6.758%, due 07/01/34	1,100,000	1,248,632
Refunding, Series A 4.500%, due 07/01/25-01/01/28	8,700,000	8,906,369
Metropolitan Transportation Authority, Build America Bonds, Metro Transit Authority, Series A2
6.089%, due 11/15/40	200,000	211,330
Municipal Electric Authority of Georgia
6.655%, due 04/01/57	1,300,000	1,378,923
New Jersey Economic Development Authority, Build America Bonds
1.292%, due 06/15/13 (a)	19,100,000	19,011,185
Palomar Community College District, Series A
4.750%, due 05/01/32	300,000	308,340
Pennsylvania Economic Development Financing Authority, Build America Bonds
6.532%, due 06/15/39	1,000,000	1,047,180

Security Description	Par Amount	Value

Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit, Series 2-B
7.242%, due 01/01/41	$1,800,000	$1,928,556
State of Illinois 4.071%, due 01/01/14	7,300,000	7,569,078
Build America Bonds 6.900%, due 03/01/35	2,100,000	2,116,548
State of Texas Transportation Commission Mobility Funding, Series A
4.750%, due 04/01/35	3,500,000	3,606,855
State of Texas Transportation Commission Revenue, Build America Bonds, Series B
5.178%, due 04/01/30	3,000,000	3,227,250
Tobacco Settlement Financing Corp.
5.000%, due 06/01/41	900,000	623,295
7.467%, due 06/01/47	7,980,000	6,198,465
Tobacco Settlement Funding Corp.
5.875%, due 05/15/39	2,000,000	2,016,480
6.250%, due 06/01/42	1,300,000	1,290,991

Total Municipals (Cost $223,119,719)		230,107,637

Asset-Backed Securities—4.0%
Adjustable Rate Mortgage Trust
3.113%, due 05/25/35 (a)	836,232	830,736
5.323%, due 11/25/35 (a)	1,184,160	949,283
American Home Mortgage Assets
1.290%, due 11/25/46 (a)	5,937,733	2,867,328
American Home Mortgage Investment Trust
2.678%, due 02/25/45 (a)	3,080,999	2,680,874
Arran Residential Mortgages Funding Plc
2.203%, due 05/16/47 (144A) (a) (b) (c)	4,800,000	6,519,224
2.403%, due 05/16/47 (144A) (a) (b) (c)	13,300,000	18,063,682
Asset Backed Funding Certificates
0.606%, due 06/25/34 (a)	4,350,587	3,382,194
0.316%, due 01/25/37 (a)	225,863	222,586
Asset Backed Securities Corp. 0.336%, due 05/25/37 (a)	446,500	300,119
Banc of America Commercial Mortgage, Inc.
5.451%, due 01/15/49	8,400,000	8,823,600
Banc of America Funding Corp. 2.893%, due 05/25/35 (a)	5,209,738	5,187,985
4.000%, due 02/20/36 (a)	11,629,945	10,842,540
5.939%, due 01/20/47 (a)	729,186	539,579
Banc of America Mortgage Securities, Inc.
0.706%, due 01/25/34 (a)	161,347	159,581
5.000%, due 05/25/34	1,188,704	1,218,219
Bank of America Auto Trust 1.700%, due 12/15/11 (144A) (b)	575,239	575,549
BCAP LLC Trust 0.426%, due 01/25/37 (a)	4,380,804	2,487,536
Bear Stearns Adjustable Rate Mortgage Trust
3.399%, due 02/25/33 (a)	41,709	38,877
2.300%, due 08/25/35 (a)	73,166	70,274
2.560%, due 08/25/35 (a)	2,034,648	1,930,086
Bear Stearns ALT-A Trust 1.096%, due 11/25/34 (a)	1,504,501	779,092
2.848%, due 05/25/35 (a)	3,104,428	2,436,501

MIST-173

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

2.984%, due 09/25/35 (a)	$2,437,625	$1,852,481
5.316%, due 11/25/36 (a)	7,476,543	4,624,990
5.386%, due 11/25/36 (a)	4,174,945	2,594,377
Bear Stearns Asset Backed Securities Trust
0.656%, due 10/27/32 (a)	33,423	26,660
1.256%, due 10/25/37 (a)	7,983,167	6,202,921
Bear Stearns Commercial Mortgage Securities, Inc.
5.331%, due 02/11/44	400,000	412,378
5.471%, due 01/12/45 (a)	1,100,000	1,205,696
5.700%, due 06/11/50	6,400,000	6,899,622
Bear Stearns Mortgage Funding Trust
0.326%, due 02/25/37 (a)	509,809	508,577
Bear Stearns Structured Products, Inc.
3.013%, due 01/26/36 (a)	2,493,149	1,729,134
5.436%, due 12/26/46 (a)	1,764,138	1,259,178
Carrington Mortgage Loan Trust 0.576%, due 10/25/35 (a)	1,147,165	1,092,361
Chevy Chase Mortgage Funding Corp.
0.506%, due 08/25/35 (144A) (a) (b)	119,157	74,151
0.386%, due 05/25/48 (144A) (a) (b)	4,979,907	1,855,969
Citigroup Mortgage Loan Trust, Inc. 2.510%, due 08/25/35 (a)	7,484,888	7,056,142
2.560%, due 08/25/35 (a)	2,480,719	2,316,487
2.650%, due 12/25/35 (a)	11,674,941	11,269,318
0.316%, due 07/25/45 (a)	1,338,847	1,051,657
Commercial Mortgage Pass Through Certificates
5.306%, due 12/10/46	1,900,000	1,978,902
Countrywide Alternative Loan Trust 4.744%, due 05/25/35 (a)	8,891,031	1,009,163
0.467%, due 03/20/46 (a)	351,910	199,549
Countrywide Asset-Backed Certificates
0.336%, due 06/25/37 (a)	164,496	162,819
Countrywide Home Loans 5.750%, due 05/25/33	71,790	72,429
0.576%, due 03/25/35 (a)	1,705,204	1,081,066
0.546%, due 04/25/35 (a)	190,099	121,574
0.596%, due 06/25/35 (144A) (a) (b)	7,203,019	6,148,187
5.574%, due 09/20/36 (a)	8,865,252	5,341,150
Credit Suisse First Boston Mortgage Securities Corp.
0.962%, due 03/25/32 (144A) (a) (b)	165,985	139,682
6.500%, due 04/25/33	157,151	161,381
6.000%, due 11/25/35	4,670,118	3,934,960
Credit Suisse Mortgage Capital Certificates
5.846%, due 03/15/39 (a)	400,000	424,777
5.467%, due 09/15/39	22,300,000	23,508,796
Daimler Chrysler Auto Trust 1.738%, due 09/10/12 (a)	3,167,293	3,180,829
Deutsche Alt-A Securities, Inc. 0.346%, due 08/25/37 (a)	120,379	120,260
DSLA Mortgage Loan Trust 2.483%, due 07/19/44 (a)	1,448,520	1,076,391
First Horizon Alternative Mortgage Securities
2.923%, due 08/25/35 (a)	507,265	489,267
4.444%, due 01/25/36 (a)	87,889,788	11,338,451
Ford Credit Auto Owner Trust 2.000%, due 12/15/11	414,093	414,483

Security Description	Par Amount	Value

1.210%, due 01/15/12	$3,451,756	$3,457,788
GMAC Mortgage Corp. 5.940%, due 07/01/13	5,039	5,004
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34	458,664	467,414
Green Tree Financial Corp. 6.220%, due 03/01/30	118,524	124,451
Greenpoint Mortgage Funding Trust 0.476%, due 06/25/45 (a)	132,678	87,892
0.336%, due 01/25/47 (a)	127,784	120,174
Greenwich Capital Commercial Funding Corp.
5.444%, due 03/10/39	9,800,000	10,348,571
4.799%, due 08/10/42 (a)	100,000	106,736
GS Mortgage Securities Corp. II 0.348%, due 03/06/20 (144A) (a) (b)	5,475,471	5,318,274
GSR Mortgage Loan Trust 6.000%, due 03/25/32	491	491
2.923%, due 09/25/35 (a)	180,055	172,657
3.209%, due 04/25/36 (a)	4,983,315	4,189,934
Harborview Mortgage Loan Trust 0.477%, due 05/19/35 (a)	2,057,368	1,290,386
0.447%, due 01/19/38 (a)	314,719	197,719
Household Home Equity Loan 1.057%, due 11/20/36 (a)	402,013	395,361
Indymac ARM Trust 2.106%, due 01/25/32 (a)	41,414	32,244
2.157%, due 01/25/32 (a)	1,231	916
Indymac Index Mortgage Loan Trust
2.767%, due 12/25/34 (a)	337,528	254,052
Indymac Residential Asset Backed Trust
0.336%, due 07/25/37 (a)	104,126	103,653
JPMorgan Chase Commercial Mortgage Securities
5.420%, due 01/15/49	400,000	416,948
5.882%, due 02/15/51 (a)	900,000	945,781
JPMorgan Mortgage Trust 5.022%, due 02/25/35 (a)	1,643,473	1,666,324
3.279%, due 07/25/35 (a)	8,669,400	8,485,860
5.750%, due 01/25/36	1,757,815	1,590,620
Lehman Brothers-UBS Commercial Mortgage Trust
5.866%, due 09/15/45 (a)	15,200,000	16,112,082
Master Alternative Loans Trust 0.656%, due 03/25/36 (a)	1,147,308	377,292
Master Asset Securitization Trust 4.500%, due 03/25/18	305,606	312,499
Merrill Lynch Commercial Mortgage Pass-Through Certificates
0.796%, due 07/09/21 (144A) (a) (b)	13,297,259	12,377,917
Merrill Lynch First Franklin Mortgage Loan Trust
0.316%, due 07/25/37 (a)	231,763	230,141
Merrill Lynch Mortgage Investments, Inc.
1.259%, due 10/25/35 (a)	377,575	324,959
4.250%, due 10/25/35 (a)	1,406,597	1,207,734
0.506%, due 11/25/35 (a)	299,906	252,823
0.466%, due 02/25/36 (a)	2,023,180	1,578,164
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163%, due 08/12/49 (a)	11,800,000	12,782,422
5.485%, due 03/12/51 (a)	2,200,000	2,212,146
Mid-State Trust 7.791%, due 03/15/38	191,160	186,509

MIST-174

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Morgan Stanley Capital, Inc. 0.318%, due 10/15/20 (144A) (a) (b)	$1,035,451	$957,375
0.316%, due 05/25/37 (a)	942,267	781,132
5.880%, due 06/11/49 (a)	3,600,000	3,857,838
5.809%, due 12/12/49	200,000	212,140
Morgan Stanley Reremic Trust 6.002%, due 08/12/45 (144A) (a) (b)	900,000	986,175
Nomura Asset Acceptance Corp. 4.976%, due 05/25/35	7,883,668	5,344,137
Option One Mortgage Loan Trust 0.896%, due 08/25/33 (a)	31,792	26,034
0.316%, due 07/25/37 (a)	759,013	726,322
Popular ABS Mortgage Pass-Through Trust
0.346%, due 06/25/37 (a)	1,832,342	1,619,487
Renaissance Home Equity Loan Trust
0.696%, due 08/25/33 (a)	302,561	267,649
Residential Accredit Loans, Inc. 0.656%, due 03/25/33 (a)	1,115,543	999,680
6.000%, due 06/25/36	4,279,897	2,775,469
0.436%, due 06/25/46 (a)	2,729,801	1,091,726
Residential Asset Securities Corp. 0.366%, due 02/25/30 (a)	770,227	755,570
Residential Asset Securitization Trust
0.656%, due 05/25/33-01/25/46 (a)	3,607,365	2,065,164
Residential Funding Mortgage Securities I
0.606%, due 06/25/18 (a)	77,632	78,790
Sequoia Mortgage Trust 0.607%, due 07/20/33 (a)	725,555	684,306
SLM Student Loan Trust 0.548%, due 10/25/16 (a)	2,737,744	2,737,104
0.948%, due 01/25/17 (a)	3,000,000	3,010,014
0.538%, due 04/25/17 (a)	1,456,015	1,456,067
0.628%, due 01/25/19 (a)	9,059,170	9,029,903
2.907%, due 12/16/19 (144A) (a) (b)	2,200,000	2,202,638
Small Business Administration Participation Certificates
6.220%, due 12/01/28	9,879,580	11,237,313
Soundview Home Equity Loan Trust 0.336%, due 06/25/37 (a)	87,760	77,020
Sovereign Commercial Mortgage Securities Trust
5.846%, due 12/22/30 (144A) (a) (b)	1,366,880	1,419,409
Structured Adjustable Rate Mortgage Loan Trust
2.653%, due 01/25/35 (a)	4,386,633	3,397,528
2.695%, due 08/25/35 (a)	345,232	281,420
Structured Asset Mortgage Investments, Inc.
0.507%, due 07/19/35 (a)	2,290,290	2,018,950
0.486%, due 05/25/45 (a)	2,107,619	1,388,690
Structured Asset Securities Corp. 2.841%, due 10/25/35 (144A) (a) (b)	120,361	96,749
Thornburg Mortgage Securities Trust
0.376%, due 10/25/46 (a)	1,160,795	1,151,677
Wachovia Bank Commercial Mortgage Trust
0.347%, due 09/15/21 (144A) (a) (b)	3,169,951	2,944,797
5.342%, due 12/15/43	16,700,000	16,424,615

Security Description	Par Amount	Value

WaMu Mortgage Pass Through Certificates
5.720%, due 12/25/27 (d) (e)	$3,323,555	$182,796
Washington Mutual Pass-Through Certificate
0.796%, due 12/25/27 (a)	3,269,134	2,947,224
3.003%, due 02/27/34 (a)	562,581	560,400
1.770%, due 06/25/42-08/25/42 (a)	498,828	419,741
Wells Fargo Mortgage Backed Securities Trust
2.754%, due 09/25/33 (a)	2,053,481	2,060,434
4.576%, due 03/25/36 (a)	11,127,815	9,872,180
3.424%, due 04/25/36 (a)	5,830,628	5,548,871
5.679%, due 04/25/36 (a)	2,291,856	873,911
5.300%, due 08/25/36 (a)	2,152,260	2,134,103

Total Asset-Backed Securities (Cost $391,903,992)		378,278,146

Domestic Bonds & Debt Securities—26.6%

Automobiles—0.1%
Daimler Finance North America LLC 7.750%, due 01/18/11	1,700,000	1,733,533
General Motors Corp. 8.375%, due 07/05/33 (c) (f)	6,800,000	3,005,600

		4,739,133

Capital Markets—2.2%
Goldman Sachs Group, Inc. (The) 6.600%, due 01/15/12	10,000,000	10,661,070
0.604%, due 02/06/12 (a)	5,400,000	5,367,524
5.700%, due 09/01/12	55,000	59,226
6.250%, due 09/01/17	14,200,000	15,937,853
6.150%, due 04/01/18	1,800,000	1,999,607
7.500%, due 02/15/19	10,000,000	11,916,600
6.750%, due 10/01/37	13,500,000	14,076,572
Lehman Brothers Holdings, Inc. 2.851%, due 12/23/08 (f)	12,500,000	2,765,625
5.625%, due 01/24/13 (f)	32,500,000	7,637,500
6.750%, due 12/28/17 (f)	14,800,000	19,980
6.875%, due 05/02/18 (f)	3,900,000	936,000
Merrill Lynch & Co., Inc.
Series C
0.523%, due 06/05/12 (a)	16,800,000	16,554,787
Series MTN
6.050%, due 08/15/12	11,500,000	12,348,551
6.400%, due 08/28/17	3,100,000	3,397,113
6.875%, due 04/25/18	23,400,000	26,286,905
Morgan Stanley 0.570%, due 04/19/12 (a)	800,000	787,408
Series EMTN
1.222%, due 04/13/16 (a) (c)	300,000	363,572
0.739%, due 10/18/16 (a)	3,400,000	2,992,309
5.950%, due 12/28/17	48,200,000	51,851,680
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35	495,000	528,992
Scotland International Finance 4.250%, due 05/23/13 (144A) (b)	19,800,000	19,574,478
Small Business Administration 6.353%, due 03/10/11	6,724	6,877
5.471%, due 03/10/18	3,994,716	4,339,455

MIST-175

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
5.500%, due 10/01/18	$64,421	$69,663

		210,479,347

Chemicals — 0.6%
Dow Chemical Co. 4.850%, due 08/15/12	26,100,000	27,635,176
6.000%, due 10/01/12	3,300,000	3,577,478
7.375%, due 11/01/29	185,000	214,580
ICI Wilmington, Inc. 5.625%, due 12/01/13	340,000	378,568
NGPL PipeCo LLC 7.119%, due 12/15/17 (144A) (b)	16,400,000	17,819,207
Rohm & Haas Co. 6.000%, due 09/15/17	8,500,000	9,503,510

		59,128,519

Commercial & Professional Services—0.1%
RR Donnelley & Sons Co. 4.950%, due 04/01/14	6,200,000	6,437,758

Commercial Banks—7.8%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49 (144A) (a) (b)	345,000	313,950
ANZ National International, Ltd. 3.125%, due 08/10/15 (144A) (b)	8,700,000	8,818,442
Bank of China (Hong Kong), Ltd. 5.550%, due 02/11/20 (144A) (b)	2,500,000	2,665,201
Bank of India, Series EMTN 4.750%, due 09/30/15	5,100,000	5,281,407
Bank of Montreal, Series CB2 2.850%, due 06/09/15 (144A) (b)	5,600,000	5,900,737
Barclays Bank Plc 5.450%, due 09/12/12	39,300,000	42,587,406
5.000%, due 09/22/16	26,400,000	28,922,467
0.465%, due 03/23/17 (a)	1,500,000	1,390,522
6.050%, due 12/04/17 (144A) (b)	59,400,000	64,512,558
10.179%, due 06/12/21 (144A) (b)	18,080,000	24,153,813
7.434%, due 09/29/49 (144A) (a) (b)	6,700,000	6,901,000
CIT Group, Inc. 7.000%, due 05/01/13-05/01/17	7,827,626	7,794,272
Credit Agricole S.A. 8.375%, due 10/31/49 (144A) (a) (b)	46,000,000	49,450,000
Danske Bank AS 2.500%, due 05/10/12 (144A) (b)	4,500,000	4,612,070
Deutsche Bank AG London 6.000%, due 09/01/17	26,200,000	30,245,516
Dexia Credit Local 0.961%, due 04/29/14 (144A) (a) (b)	1,200,000	1,203,235
DnB NOR Bank ASA 0.527%, due 09/01/16 (a)	1,500,000	1,462,963
Export-Import Bank of Korea 5.125%, due 06/29/20	4,300,000	4,648,029
Fortis Bank Nederland Holding NV 3.000%, due 04/17/12 (c)	1,600,000	2,227,828

Security Description	Par Amount	Value

Commercial Banks—(Continued)
HSBC Capital Funding LP 4.610%, due 12/31/49 (144A) (a) (b)	$585,000	$569,042
ING Bank NV 1.089%, due 03/30/12 (144A) (a) (b)	66,800,000	66,593,588
Intesa Sanpaolo/New York, Series YCD 2.375%, due 12/21/12	45,500,000	45,584,220
Key Bank N.A., Series EMTN 1.016%, due 11/21/11 (a) (c)	500,000	658,001
LeasePlan Corp. NV 3.125%, due 02/10/12 (c)	7,700,000	10,736,409
Lloyds TSB Bank Plc 12.000%, due 12/31/49 (144A) (a) (b)	5,800,000	6,696,951
Rabobank Nederland 11.000%, due 12/29/49 (144A) (a) (b)	277,000	359,305
RBS Capital Trust II 6.425%, due 12/29/49	120,000	87,300
Resona Bank, Ltd. 5.850%, due 04/15/16 (144A) (a) (b)	4,400,000	4,394,940
Royal Bank of Scotland Group Plc 3.950%, due 09/21/15	12,300,000	12,442,508
7.640%, due 03/31/49	14,500,000	10,838,750
6.990%, due 10/29/49 (144A) (b)	2,000,000	1,630,000
Royal Bank of Scotland Plc 0.784%, due 04/08/11 (144A) (a) (b)	11,100,000	11,109,180
3.000%, due 12/09/11 (144A) (b)	28,900,000	29,678,479
Santander US Debt S.A. Unipersonal 2.991%, due 10/07/13 (144A) (b)	24,300,000	24,329,724
Societe Financement de l’Economie Francaise
0.726%, due 07/16/12 (144A) (a) (b)	57,000,000	57,172,140
Societe Generale 5.922%, due 04/29/49 (144A) (a) (b)	13,200,000	12,523,698
8.875%, due 06/29/49 (a)(g)	5,000,000	8,041,455
State Bank of India 4.500%, due 07/27/15 (144A) (b)	12,200,000	12,839,040
Svenska Handelsbanken AB 1.292%, due 09/14/12 (144A) (a) (b)	34,000,000	34,150,654
UBS AG 1.439%, due 02/23/12 (a)	9,600,000	9,670,445
5.875%, due 12/20/17	21,700,000	24,589,811
Series BKNT 2.250%, due 08/12/13	14,900,000	15,061,233
USB Capital IX 6.189%, due 04/15/49 (a)	8,125,000	6,459,375
Wachovia Bank N.A. 0.622%, due 03/15/16 (a)	6,000,000	5,510,484
Westpac Banking Corp. 1.006%, due 07/16/14 (144A) (a) (b)	29,000,000	29,175,131

MIST-176

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Westpac Capital Trust III 5.819%, due 09/30/13 (144A) (a) (b)	$80,000	$78,828
Westpac Capital Trust IV 5.256%, due 03/31/16 (144A) (a) (b)	165,000	154,893

		734,227,000

Computers & Peripherals—0.2%
International Business Machines Corp. 5.700%, due 09/14/17	19,300,000	23,087,413

Construction Materials—0.0%
C10 Capital, Ltd. 6.722%, due 12/18/49 (a)	4,800,000	3,178,800
C8 Capital SPV, Ltd. 6.640%, due 12/31/14 (144A) (a) (b)	1,700,000	1,135,807

		4,314,607

Consumer Finance—2.1%
Ally Financial, Inc. 6.875%, due 09/15/11-08/28/12	5,800,000	5,983,841
7.250%, due 03/02/11	5,000,000	5,080,425
5.375%, due 06/06/11 (c)	4,000,000	5,548,801
6.000%, due 12/15/11	6,047,000	6,174,550
7.000%, due 02/01/12	7,700,000	7,970,709
6.625%, due 05/15/12	10,300,000	10,607,836
8.300%, due 02/12/15 (144A) (b)	3,500,000	3,823,750
7.500%, due 09/15/20 (144A) (b)	7,800,000	8,346,000
American Express Bank FSB S.A. 5.500%, due 04/16/13	16,700,000	18,188,104
6.000%, due 09/13/17	34,000,000	38,836,908
American Express Centurion Bank 6.000%, due 09/13/17	34,000,000	38,836,908
Capital One Financial Corp. 6.750%, due 09/15/17	10,600,000	12,758,234
FCE Bank Plc, Series EMTN 7.125%, due 01/15/13 (c)	4,000,000	5,671,201
Ford Motor Credit Co. LLC 7.250%, due 10/25/11	1,300,000	1,364,999
7.375%, due 02/01/11	5,400,000	5,500,472
3.277%, due 01/13/12 (a)	9,000,000	9,002,250
7.800%, due 06/01/12	800,000	851,145
7.000%, due 10/01/13	500,000	536,800
12.000%, due 05/15/15	4,000,000	5,042,516
8.000%, due 12/15/16	500,000	565,885
GMAC International Finance B.V. 7.500%, due 04/21/15 (c)	2,800,000	3,922,416
Sydney Airport Finance Co. Pty, Ltd. 5.125%, due 02/22/21 (144A) (b)	1,300,000	1,298,726

		195,912,476

Diversified Financial Services—5.5%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (b)	525,000	531,234

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 5.650%, due 05/01/18	$17,800,000	$18,888,292
8.000%, due 12/29/49 (a)	5,000,000	5,164,805
Bear Stearns & Co., Inc. 6.400%, due 10/02/17	19,300,000	22,512,369
BM&F BOVESPA S.A. 5.500%, due 07/16/20 (144A) (b)	1,000,000	1,069,739
CIT Group, Inc. 7.000%, due 05/01/13- 05/01/17	7,827,626	7,794,272
Citigroup Capital XXI 8.300%, due 12/21/57 (a)	35,900,000	37,874,500
Citigroup, Inc. 5.625%, due 08/27/12	1,000,000	1,057,404
5.500%, due 04/11/13-10/15/14	52,900,000	57,227,093
2.384%, due 08/13/13 (a)	7,000,000	7,055,076
6.125%, due 11/21/17-05/15/18	47,500,000	51,958,419
8.500%, due 05/22/19	3,800,000	4,705,608
5.875%, due 05/29/37	7,000,000	6,990,011
GATX Financial Corp. 5.800%, due 03/01/16	5,000,000	5,502,980
General Electric Capital Corp. 6.750%, due 03/15/32	165,000	183,979
6.875%, due 01/10/39	6,500,000	7,489,605
6.500%, due 09/15/67 (144A) (a) (b) (g)	11,900,000	17,478,420
6.375%, due 11/15/67 (a)	5,400,000	5,420,250
International Lease Finance Corp. 5.450%, due 03/24/11	4,500,000	4,539,375
5.750%, due 06/15/11	12,500,000	12,625,000
1.274%, due 08/15/11 (a) (c)	30,400,000	39,507,382
5.400%, due 02/15/12	16,642,000	16,808,420
5.300%, due 05/01/12	24,700,000	24,885,250
5.250%, due 01/10/13	2,900,000	2,874,625
6.375%, due 03/25/13	2,900,000	2,929,000
5.875%, due 05/01/13	1,600,000	1,608,000
6.750%, due 09/01/16 (144A) (b)	5,300,000	5,697,500
JPMorgan Chase & Co. 6.950%, due 08/10/12	8,200,000	9,068,659
0.623%, due 06/13/16 (a)	5,300,000	5,027,983
6.000%, due 10/01/17-01/15/18	38,600,000	43,982,688
7.250%, due 02/01/18	5,000,000	6,099,610
JPMorgan Chase Capital XXI Series U 1.416%, due 02/02/37 (a)	27,300,000	19,747,482
LBG Capital No.1 Plc, Series 144 7.875%, due 11/01/20	285,000	282,150
Macquarie Bank Ltd. 2.600%, due 01/20/12 (144A) (b)	2,200,000	2,256,547
Nationwide Building Society 6.250%, due 02/25/20 (144A) (b)	10,800,000	11,910,013
Pearson Dollar Finance Plc 5.700%, due 06/01/14 (144A) (b)	13,500,000	15,003,238
SLM Corp. 0.492%, due 03/15/11 (a)	1,298,000	1,287,511
2.553%, due 03/15/12 (a)	1,500,000	1,435,770
5.000%, due 10/01/13	2,839,000	2,784,077
0.798%, due 01/27/14 (a)	11,400,000	9,855,152
4.750%, due 03/17/14 (c)	4,600,000	5,775,359
5.375%, due 05/15/14	7,035,000	6,851,035

MIST-177

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Teco Finance, Inc. 6.750%, due 05/01/15	$4,400,000	$5,134,329
Temasek Financial I, Ltd. 4.300%, due 10/25/19 (144A) (b)	5,500,000	5,977,240
Trans Capital Investment, Ltd. 8.700%, due 08/07/18 (144A) (b)	2,800,000	3,452,075

		518,515,254

Diversified Telecommunication Services—0.5%
AT&T, Inc. 6.300%, due 01/15/38	6,400,000	7,253,555
5.350%, due 09/01/40 (144A) (b)	301,000	303,546
CenturyTel, Inc. 6.000%, due 04/01/17	5,000,000	5,248,175
Deutsche Telekom International Finance B.V.
8.750%, due 06/15/30	50,000	70,204
Embarq Corp. 7.995%, due 06/01/36	6,600,000	7,037,072
France Telecom S.A. 8.500%, due 03/01/31	165,000	239,335
Qwest Capital Funding, Inc. 7.250%, due 02/15/11	8,000,000	8,180,000
Qwest Corp. 8.875%, due 03/15/12	1,720,000	1,892,000
SBC Communications, Inc. 5.100%, due 09/15/14	380,000	427,044
5.625%, due 06/15/16	455,000	529,175
Sprint Capital Corp. 8.750%, due 03/15/32	6,900,000	7,279,500
Verizon Global Funding Corp. 7.375%, due 09/01/12	185,000	207,432
Verizon New York, Inc. 6.875%, due 04/01/12	325,000	350,680
7.375%, due 04/01/32	155,000	183,424
Verizon Wireless Capital LLC 2.945%, due 05/20/11 (a)	3,900,000	3,965,676

		43,166,818

Electric Utilities—1.2%
Arizona Public Service Co. 4.650%, due 05/15/15	165,000	179,365
Centrais Eletricas Brasileiras S.A. 6.875%, due 07/30/19 (144A) (b)	54,400,000	64,464,000
Consumers Energy Co. 5.000%, due 02/15/12	2,500,000	2,629,965
Dominion Resources, Inc. 6.300%, due 03/15/33	210,000	246,161
DTE Energy Co. 6.375%, due 04/15/33	260,000	279,927
Electricite de France 5.500%, due 01/26/14 (144A) (b)	5,100,000	5,759,083
6.500%, due 01/26/19 (144A) (b)	5,100,000	6,238,968
6.950%, due 01/26/39 (144A) (b)	5,100,000	6,678,843
Enel Finance International S.A. 6.250%, due 09/15/17 (144A) (b)	9,350,000	10,619,216
Entergy Corp. 3.625%, due 09/15/15	14,300,000	14,456,785

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Nisource Finance Corp. 6.150%, due 03/01/13	$475,000	$522,162
Pepco Holdings, Inc. 7.450%, due 08/15/32	180,000	220,026
Progress Energy, Inc. 7.100%, due 03/01/11	1,600,000	1,640,118
6.850%, due 04/15/12	650,000	704,506

		114,639,125

Energy Equipment & Services—0.0%
Transocean, Inc. 7.500%, due 04/15/31	1,000,000	1,048,068

Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc. 5.800%, due 02/15/18	6,600,000	7,951,944

Food Products—0.3%
Kraft Foods, Inc. 6.125%, due 02/01/18	23,500,000	27,748,424
6.875%, due 02/01/38	2,100,000	2,555,177

		30,303,601

Health Care Providers & Services—0.2%
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (b)	150,000	190,531
UnitedHealth Group, Inc. 6.000%, due 02/15/18	11,100,000	12,977,121
6.875%, due 02/15/38	2,200,000	2,641,144

		15,808,796

Independent Power Producers & Energy Traders—0.2%
Korea Hydro & Nuclear Power Co., Ltd.
3.125%, due 09/16/15 (144A) (b)	11,200,000	11,214,157
NRG Energy, Inc. 7.250%, due 02/01/14	5,500,000	5,658,125
PSEG Power LLC 5.500%, due 12/01/15	420,000	474,459
8.625%, due 04/15/31	245,000	332,413

		17,679,154

Insurance—1.5%
American General Finance Corp. Series A 4.625%, due 06/22/11 (c) 1,170,000 1,549,368
Series H 4.000%, due 03/15/11	9,200,000	9,200,000
Series I 4.875%, due 07/15/12	800,000	760,000
Series J 0.542%, due 12/15/11 (a)	3,400,000	3,168,015
6.900%, due 12/15/17	3,200,000	2,688,000
American General Institutional Capital, Series B
8.125%, due 03/15/46 (144A) (b)	24,700,000	24,329,500
American International Group Inc., Series EMTN
5.000%, due 06/26/17 (c)	24,000,000	30,730,141
American International Group, Inc. 4.250%, due 05/15/13	8,545,000	8,865,437
5.050%, due 10/01/15	6,300,000	6,441,750

MIST-178

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Insurance—(Continued)
5.850%, due 01/16/18	$23,700,000	$24,648,000
5.250%/6.250%, due 11/16/22 (h)	3,163,000	2,767,625
8.000%, due 05/22/38 (a) (c)	2,750,000	3,571,701
8.625%, due 05/22/38 (a) (g)	5,500,000	8,261,661
CNA Financial Corp. 5.850%, due 12/15/14	5,000,000	5,363,840
ING Capital Funding Trust III 8.439%, due 12/31/49 (a)	200,000	193,000
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A) (b)	5,750,000	6,050,926
Nationwide Financial Services, Inc. 6.250%, due 11/15/11	55,000	57,118
5.900%, due 07/01/12	60,000	63,516
Pacific LifeCorp. 6.000%, due 02/10/20 (144A) (b)	2,600,000	2,808,468
Principal Life Income Funding Trusts 5.300%, due 04/24/13	3,400,000	3,681,166

		145,199,232

Media—0.5%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18 (144A) (b)	15,000,000	17,361,150
Comcast Corp. 7.050%, due 03/15/33	75,000	88,120
Cox Communications, Inc. 4.625%, due 06/01/13	430,000	464,119
News America Holdings, Inc. 8.250%, due 08/10/18	110,000	142,491
7.750%, due 01/20/24	25,000	31,376
Time Warner Cos., Inc. 5.875%, due 11/15/16	6,500,000	7,578,760
9.150%, due 02/01/23	155,000	212,028
8.375%, due 03/15/23	260,000	343,656
7.625%, due 04/15/31	310,000	385,444
Viacom, Inc. 6.250%, due 04/30/16	15,000,000	17,615,700

		44,222,844

Metals & Mining—0.2%
Gerdau Trade, Inc. 5.750%, due 01/30/21 (144A) (b)	2,400,000	2,444,102
Vale Overseas, Ltd. 6.875%, due 11/21/36 - 11/10/39	11,800,000	13,532,115

		15,976,217

Oil, Gas & Consumable Fuels—0.9%
Duke Capital LLC 6.250%, due 02/15/13	375,000	408,395
8.000%, due 10/01/19	55,000	69,733
El Paso Corp. 7.750%, due 01/15/32	2,715,000	2,832,720
Gaz Capital S.A. 8.146%, due 04/11/18 (144A) (b)	12,400,000	14,570,000
8.625%, due 04/28/34	23,300,000	29,707,500
Gazprom Via Gaz Capital S.A., Series REGS
8.125%, due 07/31/14	3,600,000	4,081,500

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Husky Energy, Inc. 6.150%, due 06/15/19	215,000	244,721
Indian Oil Corp., Ltd. 4.750%, due 01/22/15	2,200,000	2,341,601
Kinder Morgan Energy Partners LP 7.400%, due 03/15/31	225,000	263,727
7.750%, due 03/15/32	135,000	163,937
7.300%, due 08/15/33	90,000	104,753
Magellan Midstream Partners 5.650%, due 10/15/16	385,000	440,250
Noble Group, Ltd. 4.875%, due 08/05/15 (144A) (b)	2,500,000	2,593,546
Petrobras International Finance Co. 5.750%, due 01/20/20	4,800,000	5,337,816
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Series REGS
5.500%, due 09/30/14	1,400,000	1,535,978
Shell International Finance B.V. 5.500%, due 03/25/40	4,100,000	4,711,806
Total Capital S.A. 4.450%, due 06/24/20	3,100,000	3,399,094
TransCanada Pipelines, Ltd. 7.625%, due 01/15/39	2,500,000	3,345,177
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12	35,000	39,253
Valero Energy Corp. 7.500%, due 04/15/32	225,000	246,036
Williams Cos., Inc. 6.375%, due 10/01/10 (144A) (b)	2,900,000	2,900,000
7.500%, due 01/15/31	592,000	671,663

		80,009,206

Paper & Forest Products—0.1%
International Paper Co. 5.250%, due 04/01/16	6,500,000	7,044,635

Pharmaceuticals—0.8%
GlaxoSmithKline Capital, Inc. 4.850%, due 05/15/13	49,400,000	54,367,318
Roche Holdings, Inc. 7.000%, due 03/01/39 (144A) (b)	8,000,000	10,767,008
Wyeth 5.500%, due 03/15/13-02/15/16	7,500,000	8,625,805
6.450%, due 02/01/24	160,000	198,383

		73,958,514

Real Estate Investment Trusts (REITs)—0.1%
HCP, Inc. 6.700%, due 01/30/18	7,500,000	8,265,150
Health Care Property Investors, Inc. 5.950%, due 09/15/11	3,500,000	3,638,908

		11,904,058

Road & Rail—0.3%
Con-way, Inc. 7.250%, due 01/15/18	10,000,000	11,141,200
CSX Corp. 6.250%, due 03/15/18	10,000,000	11,890,010

MIST-179

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Road & Rail—(Continued)
Norfolk Southern Corp. 5.590%, due 05/17/25	$60,000	$66,622
7.800%, due 05/15/27	7,000	9,377
5.640%, due 05/17/29	168,000	185,123
7.250%, due 02/15/31	65,000	81,907
RZD Capital Ltd., Series EMTN 5.739%, due 04/03/17	3,200,000	3,381,600
Union Pacific Corp. 6.625%, due 02/01/29	50,000	60,179

		26,816,018

Specialty Retail—0.2%
Home Depot, Inc. 5.400%, due 03/01/16	5,000,000	5,699,685
Limited Brands, Inc. 6.900%, due 07/15/17	15,000,000	15,975,000

		21,674,685

Tobacco—0.2%
Altria Group, Inc. 4.125%, due 09/11/15	7,600,000	8,159,755
Philip Morris International, Inc. 6.375%, due 05/16/38	4,100,000	5,071,040
Reynolds American, Inc. 7.625%, due 06/01/16	2,400,000	2,818,654

		16,049,449

Trading Companies & Distributors—0.1%
GATX Corp. 6.000%, due 02/15/18	5,000,000	5,522,235

Wireless Telecommunication Services—0.6%
AT&T Wireless Services, Inc. 7.875%, due 03/01/11	40,115,000	41,316,685
8.125%, due 05/01/12	5,000	5,557
Cingular Wireless LLC 6.500%, due 12/15/11	700,000	746,987
Sprint Nextel Corp. 6.000%, due 12/01/16	11,250,000	11,165,625

		53,234,854

Total Domestic Bonds & Debt Securities (Cost $2,324,809,727)		2,489,050,960

Foreign Bonds & Debt Securities—7.9%

Aruba Guilder—0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13	220,000	248,118

Brazil—1.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125%, due 09/15/17 (144A) (b) (c)	2,700,000	3,663,688

Security Description	Par Amount	Value

Brazil—(Continued)
Brazil Notas do Tesouro Nacional, Series F
10.000%, due 01/01/10-01/01/12 (i)	$26,343,100	$154,131,868

		157,795,556

Canada—0.7%
Canada Housing Trust No. 1 3.350%, due 12/15/20 (j)	16,300,000	16,145,931
Canadian Government Bond 2.500%, due 09/01/13 (j)	21,600,000	21,539,572
2.000%, due 12/01/14 (j)	18,900,000	18,487,282
4.500%, due 06/01/15 (j)	2,700,000	2,930,277
Province of Ontario 1.875%, due 09/15/15	3,900,000	3,933,700
Series MTN 4.600%, due 06/02/39 (j)	4,600,000	4,792,230

		67,828,992

Cayman Islands—0.0%
Hutchison Whampoa International, Ltd.
6.250%, due 01/24/14 (144A) (b)	245,000	274,213
Mizuho Finance 5.790%, due 04/15/14 (144A) (b)	315,000	347,422
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (b)	1,293,637	1,291,437

		1,913,072

Denmark—0.3%
Nykredit Realkredit A.S. 2.292%, due 04/01/38- 10/01/38 (a) (k)	48,776,082	8,866,367
Realkredit Danmark A.S. 2.450%, due 01/01/38 (a) (k)	120,805,200	21,943,958

		30,810,325

France—0.0%
AXA S.A. 8.600%, due 12/15/30	60,000	69,546
France Telecom S.A. 7.750%, due 03/01/31	400,000	411,780

		481,326

Japan—5.0%
Japan Treasury Bill 120.913%, due 10/18/10 (e) (l)	38,970,000,000	466,460,731

Mexico—0.1%
United Mexican States 6.050%, due 01/11/40	5,100,000	5,865,000

Netherlands—0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13	425,000	466,487

MIST-180

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Norway—0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (a) (b)	$115,000	$116,721

Panama—0.1%
Panama Government International Bond
9.375%, due 04/01/29	1,161,000	1,764,720
Republic of Panama 6.700%, due 01/26/36	1,150,000	1,417,375

		3,182,095

Russia—0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A) (b)	130,000	148,200

Singapore—0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (a) (b)	470,000	513,306

South Africa—0.0%
South Africa Government International Bond
5.875%, due 05/30/22	700,000	811,562

South Korea—0.0%
Korea Housing Finance Corp. 4.125%, due 12/15/15 (144A) (b)	2,500,000	2,629,372
Standard Chartered First Bank Korea, Ltd.
7.267%, due 03/03/34 (144A) (a) (b)	240,000	249,651
Woori Bank Korea 6.025%, due 03/13/14 (144A) (a) (b)	305,000	288,219

		3,167,242

Sweden—0.0%
Swedbank A.B. 3.625%, due 12/02/11 (c)	1,400,000	1,951,848

United Kingdom—0.0%
British Telecom Plc 9.375%, due 12/15/10	190,000	193,010
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (a) (b)	45,000	40,050

		233,060

Total Foreign Bonds & Debt Securities (Cost $691,863,973)		741,993,641

U. S. Government & Agency Obligations—58.4%
Federal Home Loan Mortgage Corp.
6.500%, due 04/01/11-01/15/24	107,807	118,806
6.000%, due 05/01/11-04/01/23	4,904,763	5,366,025
5.500%, due 05/01/14-02/01/40	139,020,949	147,834,597
1.875%, due 11/15/23 (a)	1,577,136	1,600,671
5.000%, due 11/15/24-04/15/30	8,280,716	8,408,026

Security Description	Par Amount	Value

U. S. Government & Agency Obligations—(Continued)
3.196%, due 01/01/29 (a)	$1,188,764	$1,246,544
2.658%, due 11/01/31 (a)	60,612	63,067
3.500%, due 07/15/32	182,444	190,523
3.682%, due 08/01/32 (a)	246,828	258,083
0.507%, due 07/15/34 (a)	352,225	351,523
2.606%, due 10/01/34 (a)	178,402	183,802
2.661%, due 11/01/34 (a)	321,856	334,284
3.184%, due 11/01/34 (a)	114,239	119,312
3.282%, due 11/01/34 (a)	152,130	158,929
3.346%, due 11/01/34 (a)	85,690	88,304
2.626%, due 01/01/35 (a)	723,278	752,799
2.920%, due 01/01/35 (a)	174,302	182,871
2.483%, due 02/01/35 (a)	192,697	199,340
2.619%, due 02/01/35 (a)	326,519	343,243
2.705%, due 02/01/35 (a)	154,685	162,191
2.742%, due 02/01/35 (a)	198,859	208,531
2.807%, due 02/01/35 (a)	201,999	211,836
2.857%, due 02/01/35 (a)	100,763	105,815
3.065%, due 02/01/35 (a)	163,362	172,048
5.174%, due 03/01/35 (a)	1,553,362	1,660,622
2.653%, due 06/01/35 (a)	4,341,770	4,529,507
2.765%, due 08/01/35 (a)	2,240,356	2,354,167
4.885%, due 09/01/35 (a)	2,338,630	2,410,019
4.946%, due 09/01/35 (a)	606,835	631,408
4.500%, due 02/01/39-09/01/40	28,000,331	29,158,541
4.500%, due TBA (m)	31,000,000	32,244,836
5.500%, due TBA (m)	137,000,000	145,327,134
Federal National Mortgage Assoc.
5.500%, due 11/01/10-09/01/39	57,967,622	62,030,845
7.000%, due 04/01/11-05/01/11	316	319
1.125%, due 09/30/13	6,900,000	6,957,015
4.625%, due 10/15/13	14,800,000	16,472,903
8.000%, due 11/01/13-10/01/25	10,755	11,789
6.500%, due 12/01/13-10/01/17	468,319	507,666
3.000%, due 09/16/14	4,500,000	4,815,590
1.625%, due 10/26/15	13,600,000	13,611,084
6.000%, due 09/01/16-09/01/39	417,807,174	450,524,141
2.386%, due 10/01/28 (a)	250,548	260,555
7.500%, due 09/01/30	2,451	2,801
6.268%, due 02/01/31 (a)	286,590	293,868
2.738%, due 09/01/31 (a)	127,559	132,394
0.657%, due 09/18/31 (a)	954,066	957,783
1.156%, due 04/25/32 (a)	387,564	393,986
2.636%, due 07/01/32-07/01/33 (a)	138,866	145,325
2.858%, due 09/01/32 (a)	423,250	441,890
3.291%, due 11/01/32 (a)	258,819	271,490
2.529%, due 03/01/33 (a)	10,000	10,456
1.956%, due 06/01/33 (a)	125,140	128,823
2.929%, due 04/01/34 (a)	32,445	33,880
2.535%, due 05/01/34 (a)	2,026,588	2,118,262
4.868%, due 09/01/34 (a)	269,282	279,645
5.014%, due 09/01/34 (a)	3,249,263	3,420,311
3.027%, due 10/01/34 (a)	52,578	55,294
2.753%, due 11/01/34 (a)	8,090,072	8,485,603
2.961%, due 11/01/34 (a)	14,443	15,164
3.163%, due 11/01/34 (a)	392,865	412,123
2.570%, due 12/01/34 (a)	5,154,800	5,336,430
2.599%, due 12/01/34 (a)	1,626,287	1,683,565

MIST-181

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

U. S. Government & Agency Obligations—(Continued)
2.866%, due 12/01/34 (a)	$162,055	$170,149
1.998%, due 01/01/35 (a)	600,182	623,787
2.637%, due 01/01/35 (a)	223,063	232,518
2.771%, due 01/01/35 (a)	192,823	202,356
2.837%, due 01/01/35 (a)	69,155	72,603
2.872%, due 01/01/35 (a)	186,893	196,210
2.577%, due 02/01/35 (a)	594,638	620,761
2.797%, due 02/01/35 (a)	120,625	126,605
2.350%, due 03/01/35 (a)	184,202	190,994
5.000%, due 03/01/35	56,410,837	59,781,203
2.811%, due 04/01/35 (a)	358,839	377,156
2.585%, due 05/01/35 (a)	201,012	210,295
2.687%, due 05/01/35 (a)	1,450,629	1,517,000
2.698%, due 05/25/35 (a)	3,787,705	4,022,182
2.600%, due 08/01/35 (a)	2,410,015	2,522,868
2.816%, due 08/01/35 (a)	2,329,565	2,437,131
2.203%, due 09/01/35 (a)	5,265,337	5,448,914
4.273%, due 10/01/35 (a)	2,477,385	2,597,055
2.328%, due 11/01/35 (a)	800,752	818,725
3.030%, due 11/01/35 (a)	1,061,827	1,118,893
3.714%, due 11/01/35 (a)	1,844,112	1,934,077
5.373%, due 01/01/36 (a)	984,635	1,051,493
6.306%, due 08/01/36 (a)	1,464,708	1,556,122
4.655%, due 12/01/36 (a)	939,704	981,113
6.000%, due 08/01/37 (n)	35,812,313	38,540,107
4.500%, due 03/01/38-10/01/40	395,000,842	411,966,118
1.586%, due 08/01/41- 10/01/44 (a)	4,079,300	4,092,767
1.636%, due 09/01/41 (a)	2,264,854	2,284,388
4.000%, due TBA (m)	151,000,000	154,576,493
4.500%, due TBA (m)	722,000,000	752,011,668
5.000%, due TBA (m)	268,000,000	282,111,808
5.500%, due TBA (m)	169,000,000	180,062,910
FHLMC Structured Pass Through Securities
1.786%, due 07/25/44 (a)	12,353,625	12,387,400
1.586%, due 10/25/44 (a)	2,374,137	2,467,139
1.586%, due 02/25/45 (a)	210,426	213,455
Government National Mortgage Assoc.
6.000%, due 04/15/14-11/15/39	5,053,388	5,493,968
3.375%, due 02/20/22- 05/20/32 (a)	439,734	454,028
7.000%, due 10/15/23	34,794	39,495
7.500%, due 01/15/26-04/15/31	5,849,529	6,370,269
3.125%, due 01/20/26- 11/20/30 (a)	226,967	234,215
3.625%, due 08/20/27- 09/20/33 (a)	450,034	465,491
3.250%, due 02/20/28- 01/20/30 (a)	128,668	132,910
3.875%, due 04/20/29 (a)	19,046	19,680
0.757%, due 02/16/30 (a)	32,251	32,489
0.557%, due 01/16/31 (a)	75,278	75,262
3.500%, due 10/20/31- 04/20/32 (a)	20,339	21,016
2.750%, due 03/20/32 (a)	1,377	1,416
3.000%, due 03/20/33 (a)	13,148	13,532
6.500%, due 06/15/37-02/15/39	41,992,309	46,316,688
6.000%, due TBA (m)	4,000,000	4,335,002

Security Description	Par Amount	Value

U. S. Government & Agency Obligations—(Continued)
U.S. Treasury Bond 9.875%, due 11/15/15	$10,800,000	$15,385,788
U.S. Treasury Inflation Index Bond
2.375%, due 01/15/25-01/15/27	39,978,992	46,234,422
2.000%, due 01/15/26	30,316,116	33,411,664
1.750%, due 01/15/28	9,990,144	10,613,749
3.875%, due 04/15/29	3,050,145	4,251,140
U.S. Treasury Inflation Index Note
1.250%, due 07/15/20	4,098,565	4,306,375
2.500%, due 01/15/29	30,056,432	35,551,108
U.S. Treasury Note 0.625%, due 06/30/12-07/31/12	394,200,000	395,903,190
0.375%, due 08/31/12 (n)	288,891,000	288,721,710
2.500%, due 04/30/15	114,400,000	121,299,807
2.125%, due 05/31/15	55,700,000	58,080,395
1.875%, due 06/30/15 (n)	241,300,000	248,689,813
1.750%, due 07/31/15	51,800,000	53,054,441
1.250%, due 08/31/15	11,700,000	11,696,350
3.125%, due 10/31/16-04/30/17	156,400,000	169,336,721
2.750%, due 11/30/16-05/31/17	287,800,000	305,063,937
3.250%, due 12/31/16	38,800,000	42,349,618
3.000%, due 02/28/17	44,900,000	48,295,563
2.500%, due 06/30/17 (n)	237,000,000	246,924,375
2.375%, due 07/31/17	134,600,000	138,995,498
1.875%, due 08/31/17-09/30/17	224,100,000	223,707,466

Total U.S. Government & Agency Obligations (Cost $5,384,016,884)		5,462,191,458

Convertible Bonds—0.5%

Energy Equipment & Services—0.5%
Transocean, Ltd., Series B 1.500%, due 12/15/37 (Cost—$41,453,496)	44,600,000	43,875,250

Loan Participation—0.2%

Automobile—0.1%
Ford Motor Co. 3.010%, due 12/16/13	3,070,391	3,012,022
3.050%, due 12/16/13	3,186,641	3,126,063

		6,138,085

Commercial Banks—0.0%
CIT Group, Inc. 6.250%, due 08/11/15	1,533,500	1,548,383

Finance—0.1%
American General Finance Corp. 7.250%, due 04/21/15	7,900,000	7,955,419

Total Loan Participation (Cost $15,610,952)		15,641,887

MIST-182

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Preferred Stocks—0.7%

Security Description	Shares/Par Amount	Value

Commercial Banks—0.6%
Wells Fargo Co. 7.980%, due 03/15/18 (a)	50,400,000	$53,298,000

Diversified Financial Services—0.1%
JPMorgan Chase & Co., Series 1
7.900%, due 12/31/49 (a)	8,200,000	8,817,222

Total Preferred Stocks (Cost $56,112,952)		62,115,222

Convertible Preferred Stocks —0.6%

Commercial Banks—0.6%
Wells Fargo & Co., Series L 7.500%	53,950	54,273,700

Insurance—0.0%
American International Group, Inc.
8.500%, due 08/01/11	168,900	1,450,851

Total Convertible Preferred Stocks (Cost $52,682,153)		55,724,551

Short-Term Investments—15.6%

Discount Notes—1.2%
Federal Home Loan Mortgage Corp.
0.250%, due 10/13/10 (e)	$111,000,000	110,990,750

Repurchase Agreements—14.0%
Barclays Capital, Inc., Repurchase Agreement, dated 09/30/10 at 0.250% to be repurchased at $159,001,104 on 10/01/10 collateralized by $146,705,000 U.S. Treasury Note at 3.625% due 08/15/19 with a value of $162,300,379.	159,000,000	159,000,000
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $9,107,003 on 10/01/10 collateralized by $9,210,000 Federal Home Loan Mortgage Corp. at 3.000% due 08/11/17 with a value of $9,290,588.	9,107,000	9,107,000
Goldman Sachs & Co. Repurchase Agreement, dated 09/27/10 at 0.220% to be repurchased at $25,002,292 on 10/12/10 collateralized by $24,226,989 Federal Home Loan Mortgage Corp. at 5.500% due 06/01/36 with a value of $25,838,062.	25,000,000	25,000,000
Repurchase Agreement, dated 09/30/10 at 0.280% to be repurchased at $122,700,954 on 10/01/10 collateralized by $118,392,281 Federal National Mortgage Association at 5.500% due 11/01/39 with a value of $126,560,210.	122,700,000	122,700,000

Security Description	Par Amount	Value

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc. Repurchase Agreement, dated 09/30/10 at 0.260% to be repurchased at $215,470,306 on 10/01/10 collateralized by $202,399,750 U.S. Treasury Inflation Indexed Note at 2.000% due 07/15/14 with a value of $216,542,706.	$215,468,750	$215,468,750
Repurchase Agreement, dated 09/30/10 at 0.260% to be repurchased at $30,618,971 on 10/01/10 collateralized by $30,542,097 U.S. Treasury Inflation Indexed Note at 2.375% due 04/15/11 with a value of $30,967,750.	30,618,750	30,618,750
Repurchase Agreement, dated 09/30/10 at 0.260% to be repurchased at $35,412,756 on 10/01/10 collateralized by $31,138,804 U.S. Treasury Inflation Indexed Note at 2.625% due 07/15/17 with a value of $36,032,238.	35,412,500	35,412,500
Repurchase Agreement, dated 09/30/10 at 0.260% to be repurchased at $216,901,567 on 10/01/10 collateralized by $204,350,000 U.S. Treasury Note at 4.625% due 07/31/12 with a value of $221,944,646.	216,900,000	216,900,000
UBS Securities, Inc. Repurchase Agreement, dated 09/30/10 at 0.250% to be repurchased at $342,708,380 on 10/01/10 collateralized by $350,000,000 Federal Home Loan Mortgage Corp. at 0.000% due 03/14/11 with a value of $349,698,608.	342,706,000	342,706,000
Repurchase Agreement, dated 09/30/10 at 0.250% to be repurchased at $24,481,170 on 10/01/10 collateralized by $25,000,000 Federal Home Loan Mortgage Corp. at 0.000% due 03/14/11 with a value of $24,978,472.	24,481,000	24,481,000
Repurchase Agreement, dated 09/30/10 at 0.250% to be repurchased at $127,813,888 on 10/01/10 collateralized by $130,210,000 Federal Home Loan Bank at 0.350% due 04/12/11 with a value of $130,392,983.	127,813,000	127,813,000

		1,309,207,000

U.S. Government & Agency Discount Notes—0.4%
U.S. Treasury Bills 0.080%, due 10/07/10 (e)	3,671,000	3,670,951
0.092%, due 10/07/10 (e)	1,950,000	1,949,970
0.129%, due 10/07/10 (e)	3,900,000	3,899,916

MIST-183

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

U.S. Government & Agency Discount Notes—(Continued)
0.133%, due 10/07/10 (e)	$1,940,000	$1,939,957
0.143%, due 10/07/10 (e)	5,960,000	5,959,858
0.082%, due 10/14/10 (e)	3,210,000	3,209,905
0.100%, due 10/14/10 (e)	4,200,000	4,199,848
0.110%, due 10/14/10 (e)	2,790,000	2,789,889
0.111%, due 10/14/10 (e)	1,150,000	1,149,954
0.132%, due 10/14/10 (e)	4,330,000	4,329,793
0.062%, due 10/21/10 (e)	730,000	729,975
0.120%, due 10/21/10 (e)	1,300,000	1,299,913
0.139%, due 10/21/10 (e)	310,000	309,976

		35,439,905

Total Short-Term Investments (Cost $1,455,637,655)		1,455,637,655

Total Investments—116.9% (Cost $10,637,211,503#)		10,934,616,407
Other assets and liabilities (net)—(16.9)%		(1,584,295,092)

Net Assets—100.0%		$9,350,321,315

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $10,637,211,503. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $425,583,936 and $128,179,032, respectively, resulting in a net unrealized appreciation of $297,404,904.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $833,895,673, which is 8.9% of net assets.
(c)	Par shown in Euro Currency. Value is shown in USD.
(d)	Interest only Separate Trading of Registered Interest and Principal Securities (STRIPS) security. Par shown reflects the notional amount of the Bond.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Par shown in Pound Sterling. Value is shown in USD.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(i)	Par shown in Brazilian Real. Value is shown in USD.
(j)	Par shown in Canadian Dollar. Value is shown in USD.
(k)	Par shown in Danish Krone. Value is shown in USD.
(l)	Par shown in Japanese Yen. Value is shown in USD.
(m)	This security is traded on a “to-be-announced” basis.
(n)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $822,876,005.
AMBAC—	Ambac Indemnity Corporation

Credit Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	62.7
AA	4.1
A	13.0
BBB	10.1
BB	2.4
B	1.6
C	0.6
D	0.1
Not Rated	5.4

MIST-184

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

The futures contracts outstanding as of September 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2010	Unrealized Appreciation
90 Day EuroDollar Futures	12/13/2010	4,631	$1,144,460,325	$1,153,582,100	$9,121,775
90 Day EuroDollar Futures	03/14/2011	4,522	1,122,906,750	1,125,864,950	2,958,200
90 Day EuroDollar Futures	06/13/2011	1,556	386,055,575	387,113,350	1,057,775
90 Day EuroDollar Futures	09/19/2011	633	156,973,550	157,332,150	358,600
90 Day EuroDollar Futures	12/19/2011	372	92,127,350	92,349,000	221,650
90 Day EuroDollar Futures	03/19/2012	372	91,952,200	92,223,450	271,250
90 Day EuroDollar Futures	06/18/2012	372	91,767,750	92,083,950	316,200
U.S. Treasury Note 5 Year Futures	12/31/2010	965	115,786,523	116,636,836	850,313
U.S. Treasury Note 10 Year Futures	12/21/2010	1,523	189,399,328	191,969,391	2,570,063

Net Unrealized Appreciation					$17,725,826

The options contracts outstanding as of September 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Options Written
Over the Counter Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 9/30/2010	Unrealized Appreciation/ Depreciation
IRO USD 5 Year Swaption 1.45	Citibank	10/29/2010	(19,200,000)	$(28,800)	$(35,564)	$(6,764)
IRO USD 5 Year Swaption 1.45	Deutsche Bank Securities, Inc.	10/29/2010	(76,900,000)	(110,697)	(142,442)	(31,745)
IRO USD 5 Year Swaption 1.45	JPMorgan Securities, Inc.	10/29/2010	(48,600,000)	(83,835)	(90,022)	(6,187)
IRO USD 5 Year Swaption 1.6	Citibank	10/29/2010	(2,600,000)	(6,760)	(13,137)	(6,377)
IRO USD 5 Year Swaption 1.6	JPMorgan Securities, Inc.	10/29/2010	(109,100,000)	(245,475)	(551,260)	(305,785)
IRO USD 10 Year Swaption 3.25	Citibank	10/29/2010	(2,200,000)	(10,010)	(128,865)	(118,855)
IRO USD 10 Year Swaption 3.25	Goldman Sachs & Co.	10/29/2010	(237,800,000)	(1,426,980)	(13,929,159)	(12,502,179)
IRO USD 10 Year Swaption 3.25	Morgan Stanley & Co., Inc.	10/29/2010	(34,500,000)	(231,150)	(2,020,841)	(1,789,691)
ITRAXX.O EUR 5 Year Swaption 0.9	Morgan Stanley & Co., Inc.	03/16/2011	(2,000,000)	(5,929)	(7,316)	(1,387)

Exchange Traded Options Written-Calls
U.S. Treasury Note 5 Year Future 121	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11/26/2010	(248)	(127,255)	(156,938)	(29,683)
U.S. Treasury Note 5 Year Future 121.5	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11/26/2010	(460)	(122,333)	(190,469)	(68,136)

Over the Counter Options Written-Puts
INF Floor USD CPURNSA 216.687	Citibank	04/07/2020	(38,800,000)	(346,040)	(491,880)	(145,840)
INF Floor USD CPURNSA 215.95	Deutsche Bank Securities, Inc.	03/10/2020	(5,800,000)	(43,500)	(63,758)	(20,258)
INF Floor USD CPURNSA 215.95	Citibank	03/12/2020	(16,200,000)	(137,080)	(202,562)	(65,482)
INF Floor USD CPURNSA 215.95	Citibank	09/29/2020	(17,500,000)	(225,750)	(225,750)	—
IRO USD 2 Year Swaption 2.25	Citibank	09/24/2012	(23,000,000)	(156,688)	(151,312)	5,376
IRO USD 2 Year Swaption 2.25	Morgan Stanley & Co., Inc.	09/24/2012	(163,100,000)	(1,043,840)	(1,090,356)	(46,516)
IRO USD 3 Year Swaption 2.75	Deutsche Bank Securities, Inc.	06/18/2012	(240,800,000)	(2,499,648)	(1,599,225)	900,423
IRO USD 3 Year Swaption 3.0	Credit Suisse First Boston Corp.	06/18/2012	(115,800,000)	(732,435)	(620,433)	112,002
IRO USD 3 Year Swaption 3.0	Deutsche Bank Securities, Inc.	06/18/2012	(72,500,000)	(788,856)	(388,441)	400,415
IRO USD 3 Year Swaption 3.0	JPMorgan Securities, Inc.	06/18/2012	(167,600,000)	(1,750,744)	(897,967)	852,777
IRO USD 3 Year Swaption 3.0	Citibank	06/18/2012	(189,200,000)	(2,064,210)	(1,013,696)	1,050,514
IRO USD 5 Year Swaption 1.95	Credit Suisse First Boston Corp.	10/29/2010	(47,600,000)	(235,620)	(9,153)	226,467
IRO USD 5 Year Swaption 1.95	JPMorgan Securities, Inc.	10/29/2010	(48,600,000)	(145,800)	(9,346)	136,454
IRO USD 5 Year Swaption 2.1	Citibank	10/29/2010	(2,600,000)	(12,601)	(120)	12,481
IRO USD 5 Year Swaption 2.1	JPMorgan Securities, Inc.	10/29/2010	(109,100,000)	(463,675)	(5,019)	458,656
IRO USD 5 Year Swaption 3.25	Citibank	07/16/2012	(99,100,000)	(2,450,082)	(1,414,117)	1,035,965
IRO USD 5 Year Swaption 4.0	Morgan Stanley & Co., Inc.	12/01/2010	(56,200,000)	(354,060)	(6)	354,054
IRO USD 10 Year Swaption 3.0	Barclays Capital, Inc.	06/18/2012	(50,200,000)	(448,989)	(268,962)	180,027
IRO USD 10 Year Swaption 4.0	Deutsche Bank Securities, Inc.	06/13/2011	(36,900,000)	(503,685)	(212,009)	291,676
IRO USD 10 Year Swaption 4.0	Goldman Sachs & Co.	06/13/2011	(12,400,000)	(170,500)	(71,244)	99,256
IRO USD 10 Year Swaption 5.0	Citibank	10/29/2010	(2,200,000)	(10,450)	—	10,450
IRO USD 10 Year Swaption 5.0	Goldman Sachs & Co.	10/29/2010	(237,800,000)	(1,916,060)	(24)	1,916,036

MIST-185

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Options Written—(Continued)

Over the Counter Options Written-Puts
IRO USD 10 Year Swaption 5.0	Morgan Stanley & Co., Inc.	10/29/2010	(34,500,000)	$(276,000)	$(3)	$275,997
IRO USD 10 Year Swaption 10.0	Morgan Stanley & Co., Inc.	07/10/2012	(40,200,000)	(242,205)	(11,139)	231,066
ITRAXX.O EUR 5 Year Swaption 0.9	Morgan Stanley & Co., Inc.	03/16/2011	(2,000,000)	(15,227)	(16,312)	(1,085)

Exchange Traded Options Written-Puts
U.S. Treasury Note 5 Year Future 119	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11/26/2010	(708)	(391,208)	(121,688)	269,520

Net Unrealized Depreciation				$(19,824,177)	$(26,150,535)	$(6,326,358)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/5/2010	UBS Securities LLC	93,000	AUD	$89,643	$89,339	$304
10/5/2010	UBS Securities LLC	1,167,000	AUD	1,124,871	1,121,058	3,813
10/5/2010	UBS Securities LLC	1,167,000	AUD	1,124,871	1,121,291	3,580
10/29/2010	Barclays Capital, Inc.	3,449,000	AUD	3,314,897	3,041,225	273,672
10/29/2010	Barclays Capital, Inc.	3,600,000	AUD	3,460,026	3,366,144	93,882
10/29/2010	Citibank	2,427,000	AUD	2,332,634	2,331,959	675
10/29/2010	Deutsche Bank Securities, Inc.	16,628,000	AUD	15,981,475	14,710,293	1,271,182
10/4/2010	Citibank	42,934,150	BRL	25,297,048	24,100,000	1,197,048
10/4/2010	JPMorgan Securities, Inc.	13,965,900	BRL	8,228,789	7,800,000	428,789
10/4/2010	Morgan Stanley & Co., Inc.	38,054,720	BRL	22,422,060	20,900,000	1,522,060
10/4/2010	Morgan Stanley & Co., Inc.	15,248,520	BRL	8,984,516	8,400,000	584,516
10/4/2010	Morgan Stanley & Co., Inc.	17,448,900	BRL	10,280,992	9,800,000	480,992
10/4/2010	Morgan Stanley & Co., Inc.	4,647,760	BRL	2,738,487	2,600,000	138,487
10/4/2010	Morgan Stanley & Co., Inc.	13,530,313	BRL	7,972,138	7,601,299	370,839
10/4/2010	Morgan Stanley & Co., Inc.	2,478,980	BRL	1,460,629	1,400,000	60,629
12/2/2010	Deutsche Bank Securities, Inc.	2,478,980	BRL	1,443,218	1,421,841	21,377
9/2/2011	Morgan Stanley & Co., Inc.	5,950,400	BRL	3,246,927	3,200,000	46,927
11/18/2010	Citibank	2,358,000	CAD	2,288,053	2,295,563	(7,510)
11/18/2010	Citibank	1,554,000	CAD	1,507,902	1,512,852	(4,950)
11/18/2010	Citibank	2,787,000	CAD	2,704,327	2,698,359	5,968
11/18/2010	Deutsche Bank Securities, Inc.	19,642,000	CAD	19,059,343	19,088,658	(29,315)
11/18/2010	Deutsche Bank Securities, Inc.	10,635,000	CAD	10,319,525	10,335,398	(15,873)
11/18/2010	Deutsche Bank Securities, Inc.	4,114,000	CAD	3,991,963	4,002,101	(10,138)
11/18/2010	JPMorgan Securities, Inc.	2,566,000	CAD	2,489,883	2,496,175	(6,292)
11/18/2010	JPMorgan Securities, Inc.	3,808,000	CAD	3,695,040	3,704,377	(9,337)
11/17/2010	Citibank	10,096,187	CNY	1,509,373	1,522,000	(12,627)
11/17/2010	Deutsche Bank Securities, Inc.	2,535,716	CNY	379,088	382,000	(2,912)
11/17/2010	Deutsche Bank Securities, Inc.	9,916,335	CNY	1,482,485	1,495,000	(12,515)
11/17/2010	Deutsche Bank Securities, Inc.	8,226,174	CNY	1,229,808	1,243,000	(13,192)
11/17/2010	Deutsche Bank Securities, Inc.	5,366,124	CNY	802,232	810,838	(8,606)
11/17/2010	Morgan Stanley & Co., Inc.	5,127,400	CNY	766,543	775,000	(8,457)
11/17/2010	Morgan Stanley & Co., Inc.	5,128,950	CNY	766,775	775,000	(8,225)
11/23/2010	Barclays Capital, Inc.	3,659,484	CNY	547,184	552,000	(4,816)
11/23/2010	Barclays Capital, Inc.	2,569,293	CNY	384,173	387,000	(2,827)
4/7/2011	Barclays Capital, Inc.	45,527,246	CNY	6,832,640	6,871,000	(38,360)
4/7/2011	Barclays Capital, Inc.	46,831,680	CNY	7,028,407	7,070,000	(41,593)
4/7/2011	Barclays Capital, Inc.	35,734,760	CNY	5,363,003	5,398,000	(34,997)
4/7/2011	Barclays Capital, Inc.	41,917,840	CNY	6,290,947	6,332,000	(41,053)
4/7/2011	Deutsche Bank Securities, Inc.	55,232,541	CNY	8,289,191	8,226,473	62,718
4/7/2011	Morgan Stanley & Co., Inc.	108,418,125	CNY	16,271,180	16,365,000	(93,820)
12/20/2010	Citibank	8,800,000	GBP	13,834,004	13,784,927	49,077
12/20/2010	JPMorgan Securities, Inc.	6,478,000	GBP	10,183,714	10,216,234	(32,520)
10/7/2010	Citibank	39,422,740,000	IDR	4,414,912	3,880,000	534,912
10/7/2010	Citibank	28,923,408,000	IDR	3,239,102	2,880,000	359,102
10/7/2010	UBS Securities LLC	17,383,275,000	IDR	1,946,735	1,750,000	196,735

MIST-186

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/24/2010	Barclays Capital, Inc.	8,086,500,000	IDR	$898,275	$900,000	$(1,725)
11/24/2010	Barclays Capital, Inc.	13,612,650,000	IDR	1,512,139	1,510,000	2,139
11/24/2010	Barclays Capital, Inc.	8,654,400,000	IDR	961,360	960,000	1,360
11/24/2010	Barclays Capital, Inc.	8,118,000,000	IDR	901,775	900,000	1,775
11/24/2010	Barclays Capital, Inc.	12,614,000,000	IDR	1,401,205	1,400,000	1,205
11/24/2010	Barclays Capital, Inc.	25,102,000,000	IDR	2,788,414	2,800,000	(11,586)
11/24/2010	Deutsche Bank Securities, Inc.	11,100,750,000	IDR	1,233,108	1,230,000	3,108
11/24/2010	JPMorgan Securities, Inc.	12,607,000,000	IDR	1,400,428	1,400,000	428
11/24/2010	JPMorgan Securities, Inc.	12,670,000,000	IDR	1,407,426	1,400,000	7,426
11/24/2010	JPMorgan Securities, Inc.	7,212,000,000	IDR	801,133	800,000	1,133
11/24/2010	JPMorgan Securities, Inc.	12,616,800,000	IDR	1,401,516	1,400,000	1,516
11/24/2010	Morgan Stanley & Co., Inc.	4,492,500,000	IDR	499,042	500,000	(958)
11/24/2010	Morgan Stanley & Co., Inc.	12,679,800,000	IDR	1,408,515	1,400,000	8,515
4/15/2011	JPMorgan Securities, Inc.	58,149,000,000	IDR	6,307,273	6,300,000	7,273
7/27/2011	Barclays Capital, Inc.	59,321,523,000	IDR	6,341,418	6,423,554	(82,136)
7/27/2011	Citibank	5,252,500,000	IDR	561,488	550,000	11,488
7/27/2011	Citibank	7,814,600,000	IDR	835,374	820,000	15,374
7/27/2011	Citibank	26,407,900,000	IDR	2,822,981	2,840,475	(17,494)
7/27/2011	JPMorgan Securities, Inc.	27,376,000,000	IDR	2,926,470	2,900,000	26,470
11/12/2010	Barclays Capital, Inc.	135,082,000	INR	2,985,258	2,900,000	85,258
1/12/2011	Barclays Capital, Inc.	45,660,000	INR	999,127	1,000,000	(873)
1/12/2011	Citibank	218,304,000	INR	4,776,904	4,800,000	(23,096)
1/12/2011	JPMorgan Securities, Inc.	45,680,000	INR	999,565	1,000,000	(435)
1/12/2011	Morgan Stanley & Co., Inc.	45,710,000	INR	1,000,221	1,000,000	221
1/12/2011	Morgan Stanley & Co., Inc.	45,700,000	INR	1,000,002	1,000,000	2
11/12/2010	Barclays Capital, Inc.	363,155,000	KRW	317,985	310,177	7,808
11/12/2010	Barclays Capital, Inc.	352,920,000	KRW	309,023	300,000	9,023
11/12/2010	Barclays Capital, Inc.	353,460,000	KRW	309,496	300,000	9,496
11/12/2010	Citibank	198,518,600	KRW	173,827	170,001	3,826
11/12/2010	Citibank	359,290,000	KRW	314,601	310,000	4,601
11/12/2010	Citibank	739,008,000	KRW	647,089	640,000	7,089
11/12/2010	Citibank	748,320,000	KRW	655,243	640,000	15,243
11/12/2010	Citibank	735,588,000	KRW	644,094	630,000	14,094
11/12/2010	Citibank	362,018,000	KRW	316,990	310,000	6,990
11/12/2010	Citibank	731,997,000	KRW	640,950	630,000	10,950
11/12/2010	Deutsche Bank Securities, Inc.	709,186,000	KRW	620,976	610,000	10,976
11/12/2010	Deutsche Bank Securities, Inc.	2,196,637,600	KRW	1,923,416	1,855,582	67,834
11/12/2010	Goldman Sachs & Co.	375,360,000	KRW	328,672	320,000	8,672
11/12/2010	JPMorgan Securities, Inc.	680,100,000	KRW	595,508	600,000	(4,492)
11/12/2010	JPMorgan Securities, Inc.	1,374,900,000	KRW	1,203,888	1,200,000	3,888
11/12/2010	JPMorgan Securities, Inc.	760,402,500	KRW	665,822	650,000	15,822
11/12/2010	JPMorgan Securities, Inc.	928,474,800	KRW	812,990	785,711	27,279
11/12/2010	JPMorgan Securities, Inc.	1,211,086,800	KRW	1,060,450	1,071,000	(10,550)
11/12/2010	Morgan Stanley & Co., Inc.	1,404,342,000	KRW	1,229,668	1,220,000	9,668
11/12/2010	Morgan Stanley & Co., Inc.	518,578,200	KRW	454,077	459,000	(4,923)
11/12/2010	Morgan Stanley & Co., Inc.	3,218,000,000	KRW	2,817,740	2,695,481	122,259
11/12/2010	Morgan Stanley & Co., Inc.	4,023,100,000	KRW	3,522,700	3,405,222	117,478
11/12/2010	Morgan Stanley & Co., Inc.	1,162,500,000	KRW	1,017,906	1,000,000	17,906
11/12/2010	Morgan Stanley & Co., Inc.	1,277,573,000	KRW	1,118,666	1,100,000	18,666
1/19/2011	Morgan Stanley & Co., Inc.	1,381,920,000	KRW	1,206,513	1,200,000	6,513
1/19/2011	Morgan Stanley & Co., Inc.	2,762,640,000	KRW	2,411,979	2,400,000	11,979
1/19/2011	Morgan Stanley & Co., Inc.	1,496,430,000	KRW	1,306,488	1,300,000	6,488
1/19/2011	Morgan Stanley & Co., Inc.	1,728,120,000	KRW	1,508,770	1,500,000	8,770
1/19/2011	Morgan Stanley & Co., Inc.	2,975,960,000	KRW	2,598,222	2,600,000	(1,778)
1/19/2011	Morgan Stanley & Co., Inc.	2,847,750,000	KRW	2,486,286	2,500,000	(13,714)
2/22/2011	Barclays Capital, Inc.	121,189,767	MXN	9,469,404	9,160,224	309,180
2/22/2011	Barclays Capital, Inc.	23,455,620	MXN	1,832,752	1,800,000	32,752
2/22/2011	Barclays Capital, Inc.	49,143,500	MXN	3,839,925	3,800,000	39,925
2/22/2011	Barclays Capital, Inc.	11,545,650	MXN	902,142	900,000	2,142

MIST-187

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/22/2011	Citibank	27,439,551	MXN	$2,144,044	$2,069,348	$74,696
2/22/2011	Citibank	11,739,600	MXN	917,297	900,000	17,297
2/22/2011	Citibank	11,546,100	MXN	902,178	900,000	2,178
2/22/2011	Citibank	7,617,900	MXN	595,240	600,000	(4,760)
2/22/2011	Deutsche Bank Securities, Inc.	1,707,860	MXN	133,447	128,783	4,664
2/22/2011	Deutsche Bank Securities, Inc.	10,187,600	MXN	796,028	800,000	(3,972)
2/22/2011	JPMorgan Securities, Inc.	15,233,400	MXN	1,190,292	1,200,000	(9,708)
2/22/2011	Morgan Stanley & Co., Inc.	11,728,980	MXN	916,467	900,000	16,467
2/22/2011	Morgan Stanley & Co., Inc.	11,552,400	MXN	902,670	900,000	2,670
2/22/2011	Morgan Stanley & Co., Inc.	11,556,900	MXN	903,021	900,000	3,021
2/22/2011	Morgan Stanley & Co., Inc.	21,663,950	MXN	1,692,756	1,700,000	(7,244)
2/22/2011	Morgan Stanley & Co., Inc.	15,227,280	MXN	1,189,814	1,200,000	(10,186)
2/22/2011	Morgan Stanley & Co., Inc.	7,619,640	MXN	595,376	600,000	(4,624)
2/22/2011	Morgan Stanley & Co., Inc.	18,995,250	MXN	1,484,232	1,500,000	(15,768)
2/22/2011	Morgan Stanley & Co., Inc.	29,109,950	MXN	2,274,564	2,300,000	(25,436)
2/22/2011	UBS Securities LLC	10,185,600	MXN	795,872	800,000	(4,128)
10/12/2010	Barclays Capital, Inc.	911,223	MYR	295,022	270,000	25,022
10/12/2010	Barclays Capital, Inc.	922,752	MYR	298,754	270,000	28,754
10/12/2010	Barclays Capital, Inc.	618,246	MYR	200,166	180,000	20,166
10/12/2010	Barclays Capital, Inc.	1,238,400	MYR	400,950	360,000	40,950
10/12/2010	Barclays Capital, Inc.	1,314,000	MYR	425,427	389,969	35,458
10/12/2010	Barclays Capital, Inc.	1,493,227	MYR	483,454	453,483	29,971
10/12/2010	Barclays Capital, Inc.	919,377	MYR	297,662	270,000	27,662
10/12/2010	Citibank	3,174,205	MYR	1,027,695	927,046	100,649
10/12/2010	Citibank	1,347,000	MYR	436,111	399,822	36,289
10/12/2010	Citibank	2,617,000	MYR	847,292	785,061	62,231
10/12/2010	Citibank	2,616,000	MYR	846,968	794,533	52,435
10/12/2010	Citibank	1,493,227	MYR	483,454	453,620	29,834
10/12/2010	Deutsche Bank Securities, Inc.	6,246,000	MYR	2,022,233	1,921,846	100,387
2/7/2011	Barclays Capital, Inc.	3,710,000	MYR	1,191,944	1,194,193	(2,249)
2/7/2011	JPMorgan Securities, Inc.	8,066,500	MYR	2,591,596	2,600,000	(8,404)
11/15/2010	Barclays Capital, Inc.	4,758,000	PHP	107,959	102,389	5,570
11/15/2010	Citibank	4,701,000	PHP	106,665	100,880	5,785
11/15/2010	Citibank	4,657,000	PHP	105,667	100,670	4,997
11/15/2010	Citibank	5,997,500	PHP	136,083	130,041	6,042
11/15/2010	Citibank	268,522,000	PHP	6,092,749	6,100,000	(7,251)
11/15/2010	Citibank	118,962,000	PHP	2,699,241	2,700,000	(759)
11/15/2010	Deutsche Bank Securities, Inc.	4,550,000	PHP	103,239	97,807	5,432
6/15/2011	Barclays Capital, Inc.	53,820,000	PHP	1,196,202	1,200,000	(3,798)
6/15/2011	Barclays Capital, Inc.	138,523,500	PHP	3,078,821	3,100,000	(21,179)
6/15/2011	JPMorgan Securities, Inc.	53,760,000	PHP	1,194,869	1,200,000	(5,131)
6/15/2011	JPMorgan Securities, Inc.	67,380,000	PHP	1,497,587	1,500,000	(2,413)
11/12/2010	Barclays Capital, Inc.	1,866,340	SGD	1,417,610	1,400,000	17,610
11/12/2010	Citibank	1,867,180	SGD	1,418,248	1,400,000	18,248
3/9/2011	Citibank	3,304,000	SGD	2,509,817	2,500,000	9,817
3/9/2011	Morgan Stanley & Co., Inc.	925,190	SGD	702,802	700,000	2,802
1/27/2011	Barclays Capital, Inc.	1,969,630	TRY	1,330,499	1,300,000	30,499
1/27/2011	Citibank	2,140,320	TRY	1,445,802	1,400,000	45,802
1/27/2011	Citibank	2,121,000	TRY	1,432,751	1,400,000	32,751
1/27/2011	JPMorgan Securities, Inc.	2,140,880	TRY	1,446,180	1,400,000	46,180
1/27/2011	JPMorgan Securities, Inc.	1,663,750	TRY	1,123,875	1,100,000	23,875
1/27/2011	JPMorgan Securities, Inc.	3,475,990	TRY	2,348,056	2,300,000	48,056
1/27/2011	JPMorgan Securities, Inc.	6,935,320	TRY	4,684,859	4,700,000	(15,141)
10/12/2010	Barclays Capital, Inc.	8,061,000	TWD	258,048	257,746	302
10/12/2010	Barclays Capital, Inc.	25,622,460	TWD	820,223	828,000	(7,777)
10/12/2010	Citibank	22,296,000	TWD	713,737	710,743	2,994
10/12/2010	Citibank	1,624,484	TWD	52,003	52,268	(265)
10/12/2010	Deutsche Bank Securities, Inc.	21,754,980	TWD	696,418	702,000	(5,582)
1/14/2011	Deutsche Bank Securities, Inc.	12,012,000	TWD	385,122	388,298	(3,176)

MIST-188

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
1/14/2011	Deutsche Bank Securities, Inc.	3,657,176	TWD	$117,254	$116,175	$1,079
1/14/2011	JPMorgan Securities, Inc.	9,594,000	TWD	307,597	303,800	3,797
1/14/2011	Morgan Stanley & Co., Inc.	14,767,000	TWD	473,451	469,912	3,539
1/14/2011	UBS Securities LLC	7,997,000	TWD	256,395	252,311	4,084
10/28/2010	Barclays Capital, Inc.	9,672,650	ZAR	1,376,562	1,300,000	76,562
10/28/2010	Barclays Capital, Inc.	4,464,600	ZAR	635,379	600,000	35,379
10/28/2010	Barclays Capital, Inc.	7,288,600	ZAR	1,037,276	1,000,000	37,276
10/28/2010	Barclays Capital, Inc.	7,962,350	ZAR	1,133,161	1,100,000	33,161
10/28/2010	Barclays Capital, Inc.	7,906,250	ZAR	1,125,177	1,100,000	25,177
10/28/2010	Citibank	5,911,120	ZAR	841,240	800,000	41,240
10/28/2010	Citibank	13,198,050	ZAR	1,878,279	1,800,000	78,279
10/28/2010	JPMorgan Securities, Inc.	10,312,260	ZAR	1,467,588	1,400,000	67,588
10/28/2010	JPMorgan Securities, Inc.	7,230,800	ZAR	1,029,051	1,000,000	29,051
10/28/2010	Morgan Stanley & Co., Inc.	5,894,320	ZAR	838,850	800,000	38,850
10/28/2010	Morgan Stanley & Co., Inc.	12,436,775	ZAR	1,769,938	1,700,000	69,938
10/28/2010	UBS Securities LLC	4,472,220	ZAR	636,464	600,000	36,464
10/28/2010	UBS Securities LLC	8,737,440	ZAR	1,243,468	1,200,000	43,468
10/28/2010	UBS Securities LLC	7,233,400	ZAR	1,029,421	1,000,000	29,421
10/28/2010	UBS Securities LLC	7,899,254	ZAR	1,124,182	1,100,000	24,182
1/28/2011	Barclays Capital, Inc.	8,740,800	ZAR	1,226,319	1,200,000	26,319
1/28/2011	JPMorgan Securities, Inc.	8,740,800	ZAR	1,226,319	1,200,000	26,319
9/13/2011	Barclays Capital, Inc.	9,881,950	ZAR	1,339,550	1,300,000	39,550
9/13/2011	Morgan Stanley & Co., Inc.	5,319,300	ZAR	721,059	700,000	21,059
9/13/2011	UBS Securities LLC	4,560,000	ZAR	618,131	600,000	18,131

						$9,854,122

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/29/2010	Deutsche Bank Securities, Inc.	206,000	AUD	$197,990	$193,661	$(4,329)
10/4/2010	Deutsche Bank Securities, Inc.	145,830,263	BRL	85,924,030	80,940,369	(4,983,661)
10/4/2010	Deutsche Bank Securities, Inc.	2,478,980	BRL	1,460,629	1,438,758	(21,871)
12/2/2010	Morgan Stanley & Co., Inc.	13,530,313	BRL	7,877,109	7,508,498	(368,611)
11/18/2010	Barclays Capital, Inc.	16,264,000	CAD	15,781,548	15,444,221	(337,327)
11/18/2010	Deutsche Bank Securities, Inc.	6,767,000	CAD	6,566,265	6,607,237	40,972
11/18/2010	Morgan Stanley & Co., Inc.	4,681,000	CAD	4,542,144	4,448,013	(94,131)
11/4/2010	Citibank	164,276,000	DKK	29,976,005	28,844,428	(1,131,577)
10/26/2010	Barclays Capital, Inc.	16,178,000	EUR	21,998,409	20,873,503	(1,124,906)
11/23/2010	Citibank	10,899,000	EUR	14,817,278	14,023,504	(793,774)
11/23/2010	Citibank	2,682,000	EUR	3,646,201	3,450,870	(195,331)
11/23/2010	Citibank	4,354,000	EUR	5,919,298	5,692,420	(226,878)
11/23/2010	Deutsche Bank Securities, Inc.	56,519,000	EUR	76,838,034	72,379,927	(4,458,107)
11/23/2010	UBS Securities LLC	18,079,000	EUR	24,578,545	24,357,294	(221,251)
12/20/2010	UBS Securities LLC	38,094,000	GBP	59,885,519	59,343,405	(542,114)
10/7/2010	Barclays Capital, Inc.	59,321,523,000	IDR	6,643,356	6,639,230	(4,126)
10/7/2010	Citibank	26,407,900,000	IDR	2,957,393	2,943,368	(14,025)
10/18/2010	JPMorgan Securities, Inc.	38,970,000,000	JPY	466,538,103	440,373,815	(26,164,288)
11/1/2010	Morgan Stanley & Co., Inc.	8,682,648,000	JPY	103,958,523	103,168,346	(790,177)
11/12/2010	Barclays Capital, Inc.	435,690,000	KRW	381,498	366,959	(14,539)
11/12/2010	Barclays Capital, Inc.	925,220,100	KRW	810,140	750,503	(59,637)
11/12/2010	Citibank	6,757,500,000	KRW	5,916,991	5,465,729	(451,262)
11/12/2010	Citibank	926,390,000	KRW	811,164	769,939	(41,225)
11/12/2010	JPMorgan Securities, Inc.	2,735,200,000	KRW	2,394,991	2,212,408	(182,583)
10/12/2010	Barclays Capital, Inc.	3,710,000	MYR	1,201,166	1,200,453	(713)

						$(42,185,471)

MIST-189

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	China Yuan Renminbi
DKK—	Danish Krone
EUR—	Euro
GBP—	Great Britain Pound
IDR—	Indonesian Rupiah
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
PHP—	Philippine Peso
SGD—	Singapore Dollar
TRY—	Turkish Lira
TWD—	New Taiwan Dollar
ZAR—	South African Rand

Open interest rate swap agreements at September 30, 2010 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	AUD-BBR-BBSW	4.500%	6/15/2011	Morgan Stanley & Co., Inc.	AUD	200,500,000	$(810,927)	$191,774	$(1,002,701)
Receive	IRS EUR 6ME MYC	2.000%	9/15/2015	Morgan Stanley & Co., Inc.	EUR	680,400,000	1,980,791	(3,856,459)	5,837,250
Receive	IRS MXN TIIE	7.330%	1/28/2015	Citibank	MXN	215,600,000	1,064,354	100,718	963,636
Receive	IRS MXN TIIE	7.330%	1/28/2015	JPMorgan Securities, Inc.	MXN	97,200,000	479,848	(5,572)	485,420
Pay	ZCS BRL CDI	10.835%	1/2/2012	Goldman Sachs & Co.	BRL	27,600,000	245,889	26,466	219,423
Pay	ZCS BRL CDI	12.540%	1/2/2012	Merrill Lynch, Pierce, Fenner & Smith, Inc.	BRL	80,800,000	3,812,763	(443,165)	4,255,928
Pay	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	295,300,000	(8,930,229)	(7,355,900)	(1,574,329)
Pay	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	90,500,000	4,270,483	(503,219)	4,773,702
Pay	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	105,400,000	606,894	(42,617)	649,511
Receive	ZCS BRL CDI	10.990%	1/2/2012	Goldman Sachs & Co.	BRL	42,300,000	353,287	69,702	283,585
Pay	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Securities, Inc.	BRL	43,900,000	589,665	158,550	431,115
Pay	ZCS BRL CDI	11.930%	1/2/2013	Goldman Sachs & Co.	BRL	63,700,000	547,587	(91,373)	638,960
Pay	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley & Co., Inc.	BRL	31,600,000	302,270	49,229	253,041
Pay	ZCS BRL CDI	12.070%	1/2/2013	JPMorgan Securities, Inc.	BRL	64,200,000	357,087	150,874	206,213
Pay	ZCS BRL CDI	12.590%	1/2/2013	Morgan Stanley & Co., Inc.	BRL	321,000,000	4,527,988	289,533	4,238,455
Receive	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	52,700,000	439,231	47,758	391,473
Pay	ZCS BRL CDI	11.990%	1/2/2014	Barclays Capital, Inc.	BRL	19,400,000	183,650	86,039	97,611
Pay	ZCS BRL CDI	11.890%	1/2/2014	Morgan Stanley & Co., Inc.	BRL	38,000,000	124,655	(3,527)	128,182
Receive	ZCS BRL CDI	12.110%	1/2/2014	Goldman Sachs & Co.	BRL	23,900,000	638,496	192,551	445,945

MIST-190

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ZCS BRL CDI	12.510%	2/1/2014	Morgan Stanley & Co., Inc.	BRL	$3,400,000	$79,666	$15,642	$64,024

							$10,863,448	$(10,922,996)	$21,786,444

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CAN Financial Corp.	(0.630%)	12/20/2014	Bank of America Securities LLC	2.120%	$5,000,000	$313,125	$—	$313,125
5.850%, due 12/15/2014
Con-Way, Inc.	(1.834%)	3/20/2018	Bank of America Securities LLC	2.900%	10,000,000	555,706	—	555,706
7.250%, due 01/15/2018
CSX Corp.	(1.650%)	3/20/2018	Goldman Sachs & Co.	0.650%	6,500,000	(458,362)	—	(458,362)
6.125%, due 03/15/2018
Health Care Property Investors, Inc.	(0.460%)	9/20/2011	JPMorgan Securities, Inc.	0.990%	3,600,000	23,583	—	23,583
5.950%, due 09/15/2011
Health Care Property Investors, Inc.	(1.227%)	3/20/2018	Bank of America Securities LLC	1.920%	7,500,000	343,221	—	343,221
6.700%, due 01/30/2018
Liberty Mutual Group, Inc.	(0.680%)	3/20/2014	Bank of America Securities LLC	2.100%	5,750,000	298,841	—	298,841
5.750%, due 03/15/2014
Limited Brands, Inc.	(2.290%)	9/20/2017	Bank of America Securities LLC	2.230%	10,000,000	7,424	—	7,424
6.900%, due 07/15/2017
Limited Brands, Inc.	(3.113%)	9/20/2017	Morgan Stanley & Co., Inc.	2.230%	5,000,000	(245,378)	—	(245,378)
6.900%, due 07/15/2017
Pearson Dollar Financial Plc	(0.760%)	6/20/2014	Morgan Stanley & Co., Inc.	0.420%	8,500,000	(97,033)	—	(97,033)
5.700%, due 06/01/2014
Pearson Dollar Financial Plc	(0.830%)	6/20/2014	JPMorgan Securities, Inc.	0.420%	5,000,000	(69,957)	—	(69,957)
5.700%, due 06/01/2014
R.R. Donnelley & Sons Co.	(1.030%)	6/20/2014	Bank of America Securities LLC	2.200%	6,200,000	278,774	—	278,774
4.950%, due 04/01/2014
Rohm & Haas Holdings	(0.423%)	9/20/2017	Bank of America Securities LLC	0.810%	8,500,000	224,324	—	224,324
6.000%, due 09/15/2017
Sprint Nextel Corp.	(0.966%)	12/20/2016	Bank of America Securities LLC	3.660%	11,250,000	1,622,125	—	1,622,125
6.000%, due 12/01/2016

						$2,796,393	$—	$2,796,393

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	5.000%	12/20/2013	Merrill Lynch International	1.750%	$3,800,000	$368,991	$(342,000)	$710,991
6.250%, due 05/01/2036
Berkshire Hathaway Finance Corp.	1.000%	3/20/2015	Goldman Sachs & Co.	1.510%	3,100,000	(70,258)	(54,777)	(15,481)
4.625%, due 10/15/2013

MIST-191

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond	1.000%	6/20/2015	Citibank	1.100%	$11,700,000	$(52,849)	$(327,293)	$274,444
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	1.100%	6,100,000	(27,554)	(66,949)	39,395
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	6/20/2015	JPMorgan Securities, Inc.	1.100%	12,700,000	(57,366)	(139,386)	82,020
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	9/20/2015	JPMorgan Securities, Inc.	1.130%	4,100,000	(25,024)	(41,228)	16,204
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	9/20/2015	Citibank	1.130%	1,200,000	(7,324)	(18,832)	11,508
12.250%, due 03/06/2030
Brazilian Government International Bond	1.000%	9/20/2015	UBS Securities LLC	1.130%	1,600,000	(9,766)	(15,139)	5,373
12.250%, due 03/06/2030
China Government International Bond	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	0.610%	15,000,000	259,351	85,576	173,775
4.750%, due 10/29/2013
Citigroup, Inc.	1.000%	3/20/2011	Goldman Sachs & Co.	1.010%	6,000,000	2,192	(34,009)	36,201
6.500%, due 01/18/2011
U.S. Treasury Note	0.250%	9/20/2015	UBS Securities LLC	0.460%	31,800,000	(465,162)	(477,132)	11,970
4.880%, due 8/15/2016
Ford Motor Credit Co.	5.000%	12/20/2014	Citibank	2.950%	500,000	37,532	(10,783)	48,315
7.250%, due 10/25/2011
General Electric Capital Corp	4.000%	12/20/2013	Citibank	1.620%	3,600,000	259,046	—	259,046
5.625%, due 09/15/2017
General Electric Capital Corp.	4.000%	12/20/2013	Citibank	1.620%	20,800,000	1,496,709	—	1,496,709
5.625%, due 09/15/2017
General Electric Capital Corp.	6.950%	3/20/2013	Citibank	1.520%	375,000	48,603	—	48,603
5.625%, due 09/15/2017
General Electric Capital Corp.	4.850%	12/20/2013	Citibank	1.620%	9,100,000	894,837	—	894,837
5.625%, due 9/15/2017
General Electric Capital Corp.	4.325%	12/20/2013	Citibank	1.620%	10,200,000	836,832	—	836,832
5.625%, due 09/15/2017
General Electric Capital Corp.	4.200%	12/20/2013	Citibank	1.620%	21,900,000	1,711,779	—	1,711,779
5.625%, due 09/15/2017
General Electric Capital Corp.	4.875%	12/20/2013	Citibank	1.620%	3,100,000	307,239	—	307,239
5.625%, due 09/15/2017
Government of France	0.250%	3/20/2015	Citibank	0.760%	4,500,000	(95,757)	(72,912)	(22,845)
4.250%, due 04/25/2019
Government of France	0.250%	3/20/2015	Goldman Sachs & Co.	0.760%	5,200,000	(110,652)	(90,290)	(20,362)
4.250%, due 04/25/2019
Government of France	0.250%	9/20/2015	UBS Securities LLC	0.790%	5,000,000	(126,731)	(132,503)	5,772
4.250%, due 04/25/2019
Japanese Government Bond	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	0.500%	1,500,000	32,982	17,423	15,559
2.000%, due 03/21/2022

MIST-192

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japanese Government Bond	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.500%	$2,800,000	$61,567	$33,194	$28,373
2.000%, due 03/21/2022
Merrill Lynch & Co.	1.000%	9/20/2011	JPMorgan Securities, Inc.	1.080%	2,700,000	(3,966)	(3,197)	(769)
5.000%, due 01/15/2015
Merrill Lynch & Co.	1.000%	9/20/2011	Citibank	1.080%	700,000	(1,028)	(1,243)	215
5.000%, due 01/15/2015
Republic of Indonesia	1.000%	9/20/2015	Citibank	1.370%	1,400,000	(24,590)	(31,728)	7,138
6.750%, due 03/10/2014
Mexico Government International Bond	1.000%	3/20/2015	Citibank	1.160%	4,300,000	(22,439)	(98,727)	76,288
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	1.160%	6,400,000	(33,398)	(146,943)	113,545
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	9/20/2015	Citibank	1.200%	1,900,000	(16,302)	(28,651)	12,349
7.500%, due 04/08/2033
Mexico Government International Bond	1.000%	9/20/2015	UBS Securities LLC	1.200%	600,000	(5,148)	(8,488)	3,340
7.500%, due 04/08/2033
United Kingdom Gilt	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.600%	8,300,000	148,416	35,107	113,309
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.600%	4,100,000	73,314	19,277	54,037
4.250%, due 06/07/2032
United Kingdom Gilt	1.000%	6/20/2015	Goldman Sachs & Co.	0.620%	35,400,000	632,732	327,080	305,652
4.250%, due 06/07/2032

						$6,016,808	$(1,624,553)	$7,641,361

Credit Default Swaps on Credit Indices - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.12	5.000%	12/20/2014	Deutsche Bank Securities, Inc.	N/A	$4,400,000	$478,168	$439,300	$38,868
CDX.EM.13	5.000%	6/20/2015	Deutsche Bank Securities, Inc.	N/A	40,900,000	5,005,960	5,209,850	(203,890)
CDX.EM.13	5.000%	6/20/2015	JPMorgan Securities, Inc.	N/A	29,900,000	3,659,613	3,609,900	49,713
CDX.NA.IG.9	0.550%	12/20/2017	JPMorgan Securities, Inc.	N/A	1,928,998	20,010	—	20,010
CDX.NA.IG.10	0.463%	6/20/2013	Goldman Sachs & Co.	N/A	6,172,793	51,021	—	51,021
CDX.EM.13	5.000%	6/20/2015	Barclays Capital, Inc.	N/A	62,900,000	7,698,652	7,847,300	(148,648)
CDX.EM.13	5.000%	6/20/2015	Morgan Stanley & Co., Inc.	N/A	11,300,000	1,383,065	1,326,150	56,915
CDX.EM.14	5.000%	12/20/2015	Morgan Stanley & Co., Inc.	N/A	5,000,000	657,850	650,000	7,850
CDX.EM.14	5.000%	12/20/2015	Barclays Capital, Inc.	N/A	10,900,000	1,434,112	1,377,500	56,612
CDX.EM.14	5.000%	12/20/2015	Deutsche Bank Securities, Inc.	N/A	11,200,000	1,473,583	1,450,400	23,183
CDX.NA.IG.15	1.000%	12/20/2015	Citibank	N/A	5,900,000	(19,156)	(24,629)	5,473
CDX.NA.IG.15	1.000%	12/20/2015	Deutsche Bank Securities, Inc.	N/A	32,500,000	(110,955)	(110,923)	(32)
CDX.NA.HY.15	5.000%	12/20/2015	Citibank	N/A	3,600,000	(94,782)	(114,750)	19,968

MIST-193

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.15	5.000%	12/20/2015	Citibank	N/A	$12,000,000	$(315,941)	$(339,313)	$23,372
CDX.NA.HY.15	5.000%	12/20/2015	JPMorgan Securities, Inc.	N/A	1,300,000	(34,227)	(34,938)	711

						$21,286,973	$21,285,847	$1,126

AUD—	Australian Dollar
BRL—	Brazilian Real
EUR—	Euro
MXN—	Mexican Peso
USD—	United States Dollar
IG—	Investment Grade
NA—	North America
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-194

Met Investors Series Trust

PIMCO Total Return Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$–	$230,107,637	$–	$230,107,637
Asset-Backed Securities	–	353,507,440	24,770,706	378,278,146
Total Domestic Bonds & Debt Securities*	–	2,489,050,960	–	2,489,050,960

Total Foreign Bonds & Debt Securities*	–	741,993,641	–	741,993,641

U. S. Government & Agency Obligations	–	5,462,191,458	–	5,462,191,458
Total Convertible Bonds*	–	43,875,250	–	43,875,250

Total Loan Participation*	–	15,641,887	–	15,641,887

Total Preferred Stocks*	–	62,115,222	–	62,115,222

Total Convertible Preferred Stocks*	55,724,551	–	–	55,724,551

Short-Term Investments
Discount Notes	–	110,990,750	–	110,990,750
Repurchase Agreements	801,700,000	507,507,000	–	1,309,207,000
U.S. Government & Agency Discount Notes	–	35,439,905	–	35,439,905
Total Short-Term Investments	801,700,000	653,937,655	–	1,455,637,655

Total Investments	$857,424,551	$10,052,421,150	$24,770,706	$10,934,616,407

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$–	$10,636,768	$–	$10,636,768
Forward Contracts to Buy (Depreciation)	–	(782,646)	–	(782,646)
Forward Contracts to Sell (Appreciation)	–	40,972	–	40,972
Forward Contracts to Sell (Depreciation)	–	(42,226,443)	–	(42,226,443)
Total Forward Contracts	–	(32,331,349)	–	(32,331,349)

Futures Contracts**
Futures Contracts Long (Appreciation)	17,725,826	–	–	17,725,826
Total Futures Contracts	17,725,826	–	–	17,725,826

Written Options**	–	–	–	–
Call Options Written	(97,819)	(14,768,970)	–	(14,866,789)
Put Options Written	269,520	8,270,911	–	8,540,431
Total Written Options	171,701	(6,498,059)	–	(6,326,358)

SWAP Contracts**
Credit Default SWAPS Buy Protection (Appreciation)	–	3,667,123	–	3,667,123
Credit Default SWAPS Buy Protection (Depreciation)	$–	$(870,730)	$–	$(870,730)
Credit Default SWAPS Sell Protection (Appreciation)	–	8,054,514	–	8,054,514
Credit Default SWAPS Sell Protection (Depreciation)	–	(412,027)	–	(412,027)
Interest Rate SWAPS (Appreciation)	–	24,363,474	–	24,363,474
Interest Rate SWAPS (Depreciation)	–	(2,577,030)	–	(2,577,030)
Total SWAP Contracts	$–	$32,225,324	$–	$32,225,324

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.
Written options are presented at value.

MIST-195

Met Investors Series Trust

PIMCO Total Return Portfolio

VALUATION INPUTS—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain	Change in Unrealized Appreciation	Net Purchases	Net Sales	Net Transfers out of Level 3	Balance as of September 30, 2010
Asset Backed Securities	$14,398	$101	$539,841	$24,225,941	$(9,575)	$–	$24,770,706
Domestic Bonds & Debt Securities Commercial Banks	5,694,954	–	1,001,997	–	–	(6,696,951)	–

Total	$5,709,352	$101	$1,541,838	$24,225,941	$(9,575)	$(6,696,951)	$24,770,706

MIST-196

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
General Dynamics Corp.	141,151	$8,865,694
Honeywell International, Inc.	42,377	1,862,045
Lockheed Martin Corp.	64,177	4,574,537
United Technologies Corp.	126,985	9,045,142

		24,347,418

Auto Components—2.5%
BorgWarner, Inc.* (a)	101,114	5,320,619
Johnson Controls, Inc.	532,981	16,255,920

		21,576,539

Automobiles—1.0%
Ford Motor Co.* (a)	716,623	8,771,465

Beverages—0.9%
PepsiCo, Inc.	119,690	7,952,204

Capital Markets—5.2%
Bank of New York Mellon Corp.	292,145	7,633,749
Franklin Resources, Inc.	93,191	9,962,118
Morgan Stanley	223,290	5,510,797
Northern Trust Corp.	129,183	6,231,788
State Street Corp.	131,159	4,939,448
T. Rowe Price Group, Inc.	198,916	9,958,729

		44,236,629

Chemicals—2.5%
Air Products & Chemicals, Inc.	70,028	5,799,719
E. I. du Pont de Nemours & Co.	149,725	6,680,729
Ecolab, Inc.	108,830	5,522,034
Monsanto Co.	72,447	3,472,385

		21,474,867

Commercial Banks—2.3%
KeyCorp	415,433	3,306,847
PNC Financial Services Group, Inc.	95,252	4,944,531
U.S. Bancorp	252,701	5,463,396
Wells Fargo & Co.	176,445	4,434,063
Zions Bancorporation	69,001	1,473,861

		19,622,698

Communications Equipment—2.3%
Cisco Systems, Inc.*	247,765	5,426,053
Lumenis, Ltd. (a)	520	0
Motorola, Inc.*	344,496	2,938,551
Nokia Oyj (ADR) (a)	542,563	5,441,907
QUALCOMM, Inc.	67,167	3,030,575
Research In Motion, Ltd.*	48,811	2,376,608

		19,213,694

Computers & Peripherals—2.8%
Apple, Inc.*	15,696	4,453,740
EMC Corp.*	192,963	3,919,079
Hewlett-Packard Co.	370,460	15,585,252

		23,958,071

Security Description	Shares	Value

Consumer Finance—0.5%
American Express Co.	91,192	$3,832,800

Diversified Financial Services—1.6%
Bank of America Corp.	353,778	4,638,030
CME Group, Inc. - Class A	14,432	3,758,814
JPMorgan Chase & Co.	131,603	5,010,126

		13,406,970

Diversified Telecommunication Services—1.6%
AT&T, Inc.	315,210	9,015,006
Frontier Communications Corp.	32,941	269,128
Verizon Communications, Inc.	139,279	4,539,103

		13,823,237

Electric Utilities—0.9%
PPL Corp.	82,862	2,256,332
Southern Co.	137,447	5,118,527

		7,374,859

Electrical Equipment—1.6%
Emerson Electric Co.	152,046	8,006,742
Rockwell Automation, Inc.	89,728	5,538,910

		13,545,652

Energy Equipment & Services—1.6%
Ensco Plc (ADR)	108,714	4,862,777
Helmerich & Payne, Inc.	49,567	2,005,481
Schlumberger, Ltd.	113,710	7,005,673

		13,873,931

Food & Staples Retailing—3.6%
CVS Caremark Corp.	161,470	5,081,461
Sysco Corp.	240,898	6,870,411
Wal-Mart Stores, Inc.	103,119	5,518,929
Walgreen Co.	397,606	13,319,801

		30,790,602

Food Products—5.2%
General Mills, Inc.	232,186	8,484,076
H.J. Heinz Co.	209,469	9,922,547
Hershey Co. (The) (a)	264,894	12,606,305
Kellogg Co.	93,194	4,707,229
Kraft Foods, Inc. - Class A	278,930	8,607,780

		44,327,937

Health Care Equipment & Supplies—6.2%
Baxter International, Inc.	124,059	5,918,855
Becton, Dickinson & Co.	214,734	15,911,789
C.R. Bard, Inc.	130,671	10,640,540
Covidien Plc	74,799	3,006,172
Medtronic, Inc.	112,899	3,791,148
St. Jude Medical, Inc.*	211,968	8,338,821
Stryker Corp.	107,256	5,368,163

		52,975,488

MIST-197

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	42,211	$3,145,142

Household Products—1.9%
Clorox Co. (The)	42,256	2,821,010
Colgate-Palmolive Co.	176,965	13,601,530

		16,422,540

Industrial Conglomerates—1.5%
3M Co.	88,080	7,637,417
General Electric Co.	326,247	5,301,514

		12,938,931

Insurance—2.7%
Chubb Corp. (The)	325,777	18,566,031
Travelers Cos., Inc. (The)	87,915	4,580,372

		23,146,403

IT Services—2.4%
Automatic Data Processing, Inc.	159,523	6,704,752
DST Systems, Inc.	79,764	3,576,618
Fiserv, Inc.*	75,326	4,054,045
International Business Machines Corp.	43,246	5,801,018

		20,136,433

Machinery—5.5%
Caterpillar, Inc.	105,679	8,314,824
Deere & Co.	173,362	12,097,200
Illinois Tool Works, Inc.	59,122	2,779,916
PACCAR, Inc. (a)	392,397	18,893,916
Parker Hannifin Corp.	62,599	4,385,686

		46,471,542

Media—3.6%
McGraw-Hill Cos., Inc. (The)	279,064	9,225,856
Reed Elsevier N.V. (ADR)	840,944	21,183,379

		30,409,235

Metals & Mining—4.0%
Alcoa, Inc.	438,921	5,315,333
Freeport-McMoRan Copper & Gold, Inc.	103,981	8,878,938
Rio Tinto Plc (ADR)	338,912	19,904,302

		34,098,573

Multi-Utilities—0.5%
Public Service Enterprise Group, Inc.	134,028	4,433,646

Multiline Retail—2.7%
Nordstrom, Inc.	163,456	6,080,563
Target Corp.	312,887	16,720,681

		22,801,244

Office Electronics—1.4%
Canon, Inc. (ADR)	256,228	11,970,972

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—9.0%
Apache Corp.	152,415	$14,900,090
Chevron Corp.	303,194	24,573,874
ConocoPhillips Co.	161,152	9,254,959
CONSOL Energy, Inc.	58,060	2,145,898
Devon Energy Corp.	48,428	3,135,229
Exxon Mobil Corp.	137,163	8,475,302
Hess Corp.	113,846	6,730,575
Marathon Oil Corp.	207,289	6,861,266

		76,077,193

Personal Products—0.6%
Estee Lauder Cos., Inc. (The) - Class A (a)	77,453	4,897,353

Pharmaceuticals—4.9%
Abbott Laboratories	218,139	11,395,581
Eli Lilly & Co.	115,969	4,236,348
Johnson & Johnson	87,327	5,410,781
Merck & Co., Inc.	111,439	4,102,070
Pfizer, Inc.	384,955	6,609,677
Teva Pharmaceutical Industries, Ltd. (ADR)	188,458	9,941,159

		41,695,616

Road & Rail—4.4%
Canadian National Railway Co.	169,697	10,864,002
CSX Corp.	54,938	3,039,170
Norfolk Southern Corp.	398,044	23,687,598

		37,590,770

Semiconductors & Semiconductor Equipment—4.2%
Altera Corp.	106,634	3,216,082
Analog Devices, Inc.	244,559	7,674,261
Applied Materials, Inc.	414,263	4,838,592
ASML Holding N.V.	131,525	3,910,238
Intel Corp.	365,641	7,031,276
Texas Instruments, Inc.	329,361	8,938,858

		35,609,307

Software—2.3%
Adobe Systems, Inc.*	168,979	4,418,801
Citrix Systems, Inc.*	136,721	9,329,841
Microsoft Corp.	175,631	4,301,203
Oracle Corp.	61,975	1,664,029

		19,713,874

Specialty Retail—1.2%
Lowe’s Cos., Inc.	318,858	7,107,345
Staples, Inc.	154,863	3,239,734

		10,347,079

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.	190,234	8,172,453

Total Common Stocks (Cost $703,453,812)		845,183,367

MIST-198

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—5.6%

Security Description	Shares/Par Amount	Value

Mutual Funds—5.1%
State Street Navigator Securities Lending Prime Portfolio (b)	43,279,096	$43,279,096

Repurchase Agreement—0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $4,577,001 on 10/01/10 collateralized by $4,350,000 U.S. Treasury Note at 2.750% due 11/30/16 with a value of $4,670,813.	$4,577,000	4,577,000

Total Short-Term Investments (Cost $47,856,096)		47,856,096

Total Investments—105.0% (Cost $751,309,908#)		893,039,463
Other assets and liabilities (net)—(5.0)%		(42,767,253)

Net Assets—100.0%		$850,272,210

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $751,309,908. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $154,958,987 and $13,229,432, respectively, resulting in a net unrealized appreciation of $141,729,555.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $42,312,749 and the collateral received consisted of cash in the amount of $43,279,096. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-199

Met Investors Series Trust

Pioneer Fund Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$845,183,367	$–	$–	$845,183,367

Short-Term Investments
Mutual Funds	43,279,096	–	–	43,279,096
Repurchase Agreement	–	4,577,000	–	4,577,000

Total Short-Term Investments	43,279,096	4,577,000	–	47,856,096

Total Investments	$888,462,463	$4,577,000	$–	$893,039,463

*	See Schedule of Investments for additional detailed categorizations.

MIST-200

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Municipals—0.9% of Net Assets

Security Description	Par Amount	Value

California State University Revenue, Systemwide, Series A
5.000%, due 11/01/39	$1,502,000	$1,571,272
Charlotte Special Facilities Revenue, Refunding Charlotte/Douglas International Airport
5.600%, due 07/01/27	1,000,000	881,030
Connecticut State Health & Educational, Facility Authority Revenue, Yale University, Series Z-1
5.000%, due 07/01/42	1,451,000	1,549,189
Illinois State General Obligation Unlimited Build America Bonds
1.395%, due 02/01/11	1,040,000	1,040,208
Build America Bonds, Taxable 3.321%, due 01/01/13	730,000	742,790
New Jersey Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc., Project
6.250%, due 09/15/29	463,000	449,490
7.000%, due 11/15/30 (a)	117,000	117,624
Wisconsin State General Reserve 5.750%, due 05/01/33	134,000	151,599

Total Municipals (Cost $5,762,406)		6,503,202

Asset-Backed Securities—15.5%
ACE Securities Corp.
1.156%, due 12/25/34 (a)	578,893	433,355
0.306%, due 08/25/36 (a)	597,680	522,127
Aegis Asset Backed Securities Trust 0.526%, due 12/25/35 (a)	1,669,446	1,496,710
Alfa Diversified Payment Rights Finance Co. 2.192%, due 12/15/11 (144A) (a) (b)	367,500	350,034
American General Mortgage Loan Trust
5.750%, due 09/25/48 (144A) (a) (b)	1,245,029	1,295,003
5.150%, due 03/25/58 (144A) (a) (b)	498,825	513,276
American Tower Trust 5.957%, due 04/15/37 (144A) (b)	1,082,000	1,154,743
Ameriquest Mortgage Securities, Inc. 4.928%, due 10/25/33 (a)	25,000	5,690
Asset Backed Funding Certificates 0.316%, due 01/25/37 (a)	128,193	126,332
Asset Backed Securities Corp. Home Equity 0.696%, due 04/25/35 (a)	157,725	152,974
Banc of America Alternative Loan Trust
5.000%, due 07/25/19	1,696,170	1,752,619
5.500%, due 01/25/20 - 09/25/33	2,242,832	2,267,168
6.000%, due 03/25/34 - 11/25/34	652,598	666,239
Banc of America Commercial Mortgage, Inc. 4.050%, due 11/10/38	607,743	614,766
Banc of America Funding Corp.
5.500%, due 01/25/36	760,458	796,632
0.394%, due 08/26/36 (144A) (a) (b)	1,557,688	1,548,497
Banc of America Mortgage Securities, Inc.
4.750%, due 10/25/20	1,425,958	1,458,993
5.750%, due 01/25/35	465,142	481,049
5.134%, due 09/25/35 (a)	646,318	625,312
Bayview Commercial Asset Trust
0.616%, due 04/25/34 (144A) (a) (b)	739,539	603,397
2.258%, due 04/25/36 (144A) (a) (b) (c)	5,499,511	254,627
Bayview Financial Acquisition Trust 0.756%, due 06/28/44 (a)	418,342	263,790

Security Description	Par Amount	Value

BCAP LLC Trust 5.000%, due 11/25/36	$1,470,000	$1,501,446
Bear Stearns Adjustable Rate Mortgage Trust 5.249%, due 02/25/35 (a)	1,244,910	1,184,095
Bear Stearns Asset Backed Securities Trust 0.386%, due 10/25/36 (a)	602,475	536,177
Bear Stearns Commercial Mortgage Securities, Inc.
5.679%, due 04/12/38 (a)	1,398,318	1,412,669
Carrington Mortgage Loan Trust
0.746%, due 02/25/35 (a)	450,365	448,597
0.656%, due 09/25/35 (a)	243,013	218,419
0.366%, due 07/25/36 (a)	731,147	688,714
0.356%, due 10/25/36 - 06/25/37 (a)	1,828,167	1,418,056
0.376%, due 02/25/37 (a)	362,035	337,799
Charlie Mac 5.000%, due 10/25/34	1,192,087	1,234,263
Chase Mortgage Finance Corp. 5.000%, due 10/25/33	620,599	634,075
5.500%, due 05/25/35 - 05/25/37	2,436,378	2,476,516
3.676%, due 02/25/37 (a)	374,038	379,419
Citicorp Mortgage Securities, Inc. 5.500%, due 02/25/22 - 04/25/35	1,707,367	1,742,786
5.000%, due 02/25/36	65,756	65,849
Citicorp Residential Mortgage Securities, Inc. 5.939%, due 07/25/36	560,000	540,756
Citigroup Commercial Mortgage Trust 4.639%, due 05/15/43	1,008,814	1,034,412
Citigroup Mortgage Loan Trust, Inc. 4.121%, due 09/25/35 (a)	991,521	932,472
0.406%, due 08/25/36 (a)	458,270	335,053
0.356%, due 10/25/36 (a)	123,785	123,371
1.256%, due 09/25/37 (144A) (a) (b)	1,600,000	1,520,000
0.316%, due 07/25/45 (a)	580,167	455,718
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.396%, due 07/15/44 (a)	660,000	391,156
Conseco Finance Securitizations Corp. 6.910%, due 05/01/33 (a)	3,254	3,432
7.360%, due 09/01/33	2,227	2,387
6.681%, due 12/01/33 (a)	93,776	99,260
Countrywide Alternative Loan Trust 5.000%, due 08/25/19 - 05/25/34	2,548,325	2,612,719
0.656%, due 03/25/34 (a)	646,209	614,188
5.500%, due 04/25/34 - 01/25/35	2,052,214	2,045,478
0.606%, due 09/25/35 (a)	369,333	215,634
0.586%, due 10/25/35 (a)	548,401	321,782
Countrywide Asset-Backed Certificates 0.676%, due 08/25/35 (a)	1,088,818	1,042,294
4.456%, due 10/25/35 (a)	829,066	831,566
0.766%, due 11/25/35 (a)	1,065,000	954,625
0.436%, due 06/25/36 - 08/25/36 (a)	1,416,627	1,177,921
0.456%, due 02/25/37 (144A) (a) (b)	360,913	269,152
0.306%, due 07/25/37 (a)	423,198	409,736
0.384%, due 09/25/37 (a)	152,183	141,640
5.683%, due 10/25/46 (a)	900,000	859,939
Countrywide Home Loan Mortgage Pass Through Trust
3.287%, due 09/25/33 (a)	14,556	11,828
4.500%, due 09/25/35	945,979	831,207
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, due 08/25/20	643,655	648,266
1.406%, due 09/25/34 (a)	223,034	48,000
6.122%, due 04/15/37 (144A) (a) (b)	70,000	53,514

MIST-201

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Credit-Based Asset Servicing and Securitization LLC
6.250%, due 10/25/36 (144A) (a) (b)	$375,000	$387,542
0.346%, due 04/25/37 (a)	443,319	354,003
CW Capital Cobalt, Ltd. 5.174%, due 08/15/48	323,772	340,389
DB Master Finance LLC 5.779%, due 06/20/31 (144A) (b)	1,505,000	1,514,232
8.285%, due 06/20/31 (144A) (b)	1,751,000	1,726,799
Dominos Pizza Master Issuer LLC 5.261%, due 04/25/37 (144A) (b)	1,700,000	1,702,682
7.629%, due 04/25/37 (144A) (b)	1,602,000	1,524,264
Downey Savings & Loan Association Mortgage Loan Trust
0.627%, due 10/19/45 (a)	476,998	168,698
Ellington Loan Acquisition Trust 1.056%, due 05/27/37(144A) (a) (b)	479,502	428,173
FBR Securitization Trust 0.546%, due 09/25/35 (a)	535,577	509,719
0.956%, due 10/25/35 (a)	206,780	129,914
First Franklin Mortgage Loan Asset Backed Certificates
0.796%, due 09/25/34 (a)	330,115	311,523
0.706%, due 03/25/35 (a)	333,000	302,762
0.766%, due 09/25/35 (a)	650,000	557,660
Fremont Home Loan Trust 0.366%, due 02/25/36 (a)	72,407	71,543
Global Tower Partners Acquisition Partners LLC 7.874%, due 05/15/37(144A) (b)	240,000	254,896
GMAC Commercial Mortgage Securities, Inc. 5.307%, due 04/10/40 (a)	450,000	438,538
GMAC Mortgage Corp. Loan Trust 5.500%, due 11/25/33	761,076	794,464
4.250%, due 07/25/40 (144A) (b)	422,624	431,646
Green Tree Financial Corp. 7.860%, due 03/01/30 (a)	136,945	123,982
Greenpoint Manufactured Housing 8.450%, due 06/20/31 (a)	171,537	177,530
GSAMP Trust 0.686%, due 03/25/35 (a)	257,339	247,276
0.516%, due 11/25/35 (a)	77,511	77,329
0.356%, due 08/25/36 (a)	454,035	433,443
0.386%, due 01/25/37 (a)	292,081	262,462
Home Equity Asset Trust 0.736%, due 07/25/35 (a)	524,000	483,470
0.536%, due 12/25/35 (a)	400,649	370,860
Impac CMB Trust 0.896%, due 09/25/34 (a)	148,251	110,468
0.656%, due 10/25/35 (a)	420,215	348,884
Impac Secured Assets Corp. 0.606%, due 05/25/36 (a)	596,876	499,740
Indymac Index Mortgage Loan Trust 0.856%, due 04/25/34 (a)	49,449	36,054
Indymac Residential Asset Backed Trust 0.336%, due 07/25/37 (a)	101,002	100,544
0.386%, due 04/25/47 (a)	196,374	193,744
Irwin Home Equity Corp. 0.956%, due 04/25/30 (a)	450,000	337,654
Jefferies & Co., Inc. 5.373%, due 05/26/37(144A) (a) (b)	569,249	542,707
JPMorgan Alternative Loan Trust 6.000%, due 03/25/36	810,400	605,959

Security Description	Par Amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp.
4.790%, due 10/15/42	$58,022	$57,984
JPMorgan Mortgage Acquisition Corp. 0.496%, due 12/25/35 (a)	209,745	192,299
JPMorgan Mortgage Trust 6.000%, due 09/25/34	1,230,844	1,141,507
4.501%, due 11/25/35 (a)	284,845	274,215
Leaf II Receivables Funding LLC 4.900%, due 02/20/22(144A) (b)	600,000	601,786
Lehman XS Trust 0.606%, due 12/25/35 (a)	765,130	248,855
LNR CDO, Ltd. 3.006%, due 07/24/37(144A) (a) (b)	215,000	32,250
Luminent Mortgage Trust 0.516%, due 07/25/36 (a)	558,477	38,862
Madison Avenue Manufactured Housing Contract Trust
3.506%, due 03/25/32 (a)	250,000	234,971
MASTER Alternative Loans Trust 5.500%, due 10/25/19 - 02/25/35	2,321,095	2,363,375
6.000%, due 07/25/34	1,504,111	1,533,112
6.045%, due 01/25/35 (a)	671,219	685,154
MASTER Asset Backed Securities Trust 5.506%, due 12/25/32 (a)	13,521	2,090
0.706%, due 03/25/35 (a)	1,000,000	912,737
0.686%, due 05/25/35 (a)	234,232	227,010
MASTER Asset Securitization Trust 5.500%, due 11/25/33	518,259	532,457
MASTER Seasoned Securitization Trust 6.724%, due 09/25/32 (a)	1,372,555	1,431,642
Merrill Lynch Mortgage Investors Trust 2.799%, due 02/25/35 (a)	1,927,662	1,781,547
Merrill Lynch Mortgage Trust 4.556%, due 06/12/43	315,556	324,590
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.439%, due 02/12/39 (a)	1,392,395	1,403,136
Morgan Stanley Capital, Inc. 0.356%, due 08/25/36 (a)	88,092	87,523
0.326%, due 10/25/36 (a)	422,650	365,615
0.316%, due 12/25/36 (a)	246,511	235,002
Morgan Stanley Home Equity Loan Trust 0.426%, due 02/25/36 (a)	907,101	860,629
0.356%, due 04/25/37 (a)	571,249	521,437
Novastar Home Equity Loan 0.626%, due 01/25/36 (a)	1,000,000	850,729
Option One Mortgage Loan Trust 0.346%, due 05/25/37 (a)	184,974	178,406
0.376%, due 02/25/38 (a)	301,490	294,156
PF Export Receivables Master Trust 6.436%, due 06/01/15 (144A) (b)	448,844	471,813
Power Receivables Finance LLC 6.290%, due 01/01/12 (144A) (b)	329,628	329,732
Realkredit Danmark AS 7.000%, due 04/01/32 (p)	6,666	1,332
Residential Accredit Loans, Inc. 5.000%, due 08/25/18 - 03/25/19	2,025,805	2,090,512
5.500%, due 09/25/32 - 12/25/34	1,878,044	1,861,037
0.856%, due 04/25/34 (a)	610,185	560,214
4.750%, due 04/25/34	930,031	920,821
5.750%, due 04/25/34	450,000	450,184

MIST-202

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Residential Asset Mortgage Products, Inc. 0.726%, due 07/25/35 (a)	$525,000	$459,775
0.416%, due 08/25/36 (a)	511,599	451,334
Residential Asset Securities Corp. 0.696%, due 08/25/35 (a)	517,000	440,029
0.486%, due 01/25/36 (a)	268,159	242,446
0.506%, due 01/25/36 (a)	68,535	65,404
Residential Funding Mortgage Securities I 5.500%, due 08/25/35 - 11/25/35	986,456	946,049
Sasco Net Interest Margin Trust 0.000%, due 05/27/33 (144A) (b)	47,096	15
Saxon Asset Securities Trust 0.366%, due 10/25/46 (a)	1,100,620	1,042,024
Securitized Asset Backed Receivables LLC 0.726%, due 04/25/35 (a)	346,520	327,842
Sequoia Mortgage Trust 0.877%, due 09/20/33 (a)	404,619	359,055
Soundview Home Equity Loan Trust 0.376%, due 01/25/37 (a)	246,192	239,533
Specialty Underwriting & Residential Finance 0.506%, due 09/25/36 (a)	242,053	225,148
Structured Adjustable Rate Mortgage Loan Trust 4.121%, due 02/25/34 (a)	360,380	321,429
Structured Asset Investment Loan Trust 0.656%, due 05/25/35 (a)	471,477	439,258
Structured Asset Mortgage Investments, Inc. 0.566%, due 09/25/45 (a)	293,147	193,280
Structured Asset Securities Corp. 2.562%, due 06/25/33 (a)	560,293	541,223
5.000%, due 05/25/35	591,059	591,698
0.386%, due 03/25/37 (a)	300,000	247,797
0.506%, due 11/25/37 (a)	745,541	712,786
Tengizchevroil Finance Co. SARL 6.124%, due 11/15/14 (144A) (b)	1,717,295	1,824,626
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37 (144A) (b)	100,000	38,250
Timberstar Trust 5.668%, due 10/15/36 (144A) (b)	540,000	602,743
7.530%, due 10/15/36 (144A) (b)	1,549,000	1,550,198
Vericrest Opportunity Loan Transferee 4.250%, due 05/25/39 (144A) (a) (b)	257,449	257,449
Wachovia Bank Commercial Mortgage Trust 4.957%, due 08/15/35 (a)	1,222,574	1,235,091
4.516%, due 05/15/44	161,231	161,211
WaMu Mortgage Pass Through Certificates 5.500%, due 04/25/33	950,000	993,457
5.000%, due 11/25/33	295,785	308,435
2.732%, due 01/25/35 (a)	903,639	888,656
2.785%, due 08/25/35 (a)	675,000	638,165
0.703%, due 10/25/44 (a)	169,847	137,182
0.486%, due 04/25/45 (a)	910,059	752,805
Wells Fargo Home Equity Trust 0.606%, due 11/25/35 (a)	494,115	480,564
Wells Fargo Mortgage Backed Securities Trust 4.500%, due 07/25/19	264,579	273,141
5.000%, due 03/25/21	838,574	831,569
4.539%, due 06/25/34 (a)	152,822	150,964
2.914%, due 10/25/34 (a)	409,635	412,680
5.023%, due 04/25/35 (a)	338,730	338,303
5.064%, due 09/25/35 (a)	675,859	678,306

Security Description	Par Amount	Value

2.892%, due 10/25/35 (a)	$1,202,798	$1,089,559
2.955%, due 10/25/35 (a)	417,308	416,126
5.500%, due 10/25/35	371,006	374,656

Total Asset-Backed Securities (Cost $110,134,553)		113,470,254

Domestic Bonds & Debt Securities—49.9%

Aerospace & Defense—0.2%
Aeroflex, Inc. 11.750%, due 02/15/15	567,000	615,195
DigitalGlobe, Inc. 10.500%, due 05/01/14 (d)	110,000	122,925
GeoEye, Inc. 9.625%, due 10/01/15	600,000	657,750

		1,395,870

Airlines—0.1%
Continental Airlines, Inc. Series 2000-1 8.499%, due 05/01/11	110,955	115,115
Series 971B 7.461%, due 04/01/13	75,770	76,907
Delta Air Lines, Inc. 7.779%, due 01/02/12	177,966	179,746

		371,768

Auto Components—0.4%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A) (b) (d)	799,000	870,910
Lear Corp. 8.750%, due 12/01/16 (d) (e)	2,192,000	—
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (b)	1,694,000	1,808,345

		2,679,255

Automobiles—0.1%
Fhu-Jin, Ltd., Series B 4.354%, due 08/10/11 (144A) (a) (b)	500,000	508,150

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A) (b)	1,254,000	1,629,320
Argentine Beverages Financial 7.375%, due 03/22/12 (144A) (b)	132,800	137,780
Companhia de Bebidas das Americas 10.500%, due 12/15/11 (d)	54,000	59,670
8.750%, due 09/15/13 (d)	747,000	885,195

		2,711,965

Biotechnology—0.0%
Biogen Idec, Inc. 6.000%, due 03/01/13 (d)	10,000	10,961

Building Products—0.4%
Masco Corp. 7.125%, due 03/15/20 (d)	2,230,000	2,285,494
Voto-Votorantim Overseas Trading Operations NV
6.625%, due 09/25/19 (144A) (b)	500,000	528,750

		2,814,244

MIST-203

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Capital Markets—0.7%
Jefferies Group, Inc. 6.875%, due 04/15/21	$1,625,000	$1,707,654
Macquarie Group, Ltd. 7.625%, due 08/13/19 (144A) (b)	1,170,000	1,364,496
6.000%, due 01/14/20 (144A) (b) (d)	1,400,000	1,466,555
TD Ameritrade Holding Corp. 5.600%, due 12/01/19	500,000	553,508

		5,092,213

Chemicals—1.5%
Agrium, Inc. 6.750%, due 01/15/19	2,117,000	2,508,569
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (b)	382,000	356,215
CF Industries, Inc. 6.875%, due 05/01/18 (d)	800,000	862,000
Cytec Industries, Inc. 8.950%, due 07/01/17 (d)	1,060,000	1,339,007
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	1,250,000	1,231,250
Hyundai Capital Services, Inc. 6.000%, due 05/05/15(144A) (b)	2,165,000	2,386,096
Ineos Group Holdings Plc 7.875%, due 02/15/16(144A) (b) (q)	850,000	973,930
Nova Chemicals Corp. 8.375%, due 11/01/16 (d)	525,000	555,187
8.625%, due 11/01/19 (d)	625,000	666,406

		10,878,660

Commercial & Professional Services—0.0%
Aleris International, Inc. 9.000%, due 12/15/14 (e)	419,000	2,095

Commercial Banks—5.1%
American Express Bank FSB S.A. 5.500%, due 04/16/13 (d)	550,000	599,009
ATF Bank 9.250%, due 04/12/12(144A) (b)	562,000	594,821
ATF Capital B.V. 9.250%, due 02/21/14(144A) (b)	625,000	684,375
Banco de Credito Del Peru 5.375%, due 09/16/20 (144A) (b)	1,230,000	1,248,169
9.750%, due 11/06/69 (144A) (a) (b)	455,000	546,044
Banco Macro S.A. 10.750%, due 06/07/12	500,000	360,000
BNP Paribas 0.668%, due 04/27/17 (a)	1,550,000	1,526,955
CoBank AB 7.875%, due 04/16/18(144A) (b)	385,000	447,485
Credit Agricole S.A. 8.375%, due 12/31/49(144A) (a) (b)	1,460,000	1,569,500
Goldman Sachs Capital II 5.793%, due 12/29/49 (a) (d)	5,300,000	4,524,875
Industrial Bank Of Korea 7.125%, due 04/23/14(144A) (b)	720,000	830,131
International Bank for Reconstruction & Development (The)
5.750%, due 10/21/19 (m)	3,000,000	2,917,861

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Kazkommerts International B.V. 8.000%, due 11/03/15(144A) (b)	$640,000	$610,368
KeyBank N.A. 5.800%, due 07/01/14 (d)	1,225,000	1,336,741
Keycorp 6.500%, due 05/14/13 (d)	865,000	948,562
Mellon Funding Corp. 5.500%, due 11/15/18	812,000	928,248
Mid-State Trust 7.540%, due 02/15/36	53,336	52,773
PNC Bank NA 6.000%, due 12/07/17	665,000	748,820
PNC Financial Services Group, Inc. 8.250%, due 05/29/49 (a) (d)	2,749,000	2,947,450
Rabobank Nederland 13.028%, due 03/03/15 (f) (t)	7,400,000	3,494,756
Scotia Bank Peru DPR Finance Co. 3.042%, due 03/15/17(144A) (a) (b)	1,000,000	1,002,500
Societe Generale 8.750%, due 04/07/15	630,000	664,461
Sovereign Bank 8.750%, due 05/30/18	930,000	1,083,974
State Street Capital Trust III 8.250%, due 03/15/42 (a) (d)	3,070,000	3,150,250
Wachovia Bank N.A. 6.000%, due 11/15/17	1,215,000	1,390,767
Wells Fargo Capital XIII 7.700%, due 03/26/13 (a)	3,005,000	3,132,712

		37,341,607

Communications Equipment—0.5%
Brocade Communications Systems, Inc. 6.625%, due 01/15/18 (144A) (b)	240,000	250,800
6.875%, due 01/15/20 (144A) (b) (d)	240,000	253,200
GTP Towers Issuer LLC 4.436%, due 02/15/15(144A) (b)	1,980,000	2,132,920
MasTec, Inc. 7.625%, due 02/01/17 (d)	1,147,000	1,149,867

		3,786,787

Computers & Peripherals—0.2%
SunGard Data Systems, Inc. 10.250%, due 08/15/15 (d)	802,000	848,115
10.625%, due 05/15/15 (d)	805,000	901,600

		1,749,715

Construction & Engineering—0.2%
Dycom Industries, Inc. 8.125%, due 10/15/15	1,237,000	1,271,017
Esco Corp. 4.167%, due 12/15/13(144A) (a) (b)	325,000	299,000

		1,570,017

Construction Materials—0.4%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (a) (b)	1,128,000	747,018

MIST-204

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Construction Materials—(Continued)
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (a) (b)	$780,000	$521,135
Holcim US Finance Sarl & Cie SCS 6.000%, due 12/30/19 (144A) (b)	225,000	245,953
Texas Industries, Inc. 9.250%, due 08/15/20 (144A) (b)	1,350,000	1,407,375

		2,921,481

Consumer Finance—0.1%
SLM Corp. 4.000%, due 07/25/14 (a)	989,000	851,756

Containers & Packaging—0.9%
AEP Industries, Inc. 7.875%, due 03/15/13 (d)	452,000	458,780
Ardagh Packaging Finance Plc 9.125%, due 10/15/20 (144A) (b)	1,600,000	1,600,000
Consol Glass, Ltd. 7.625%, due 04/15/14 (144A) (b) (q)	325,000	442,000
Graphic Packaging International, Inc.
9.500%, due 08/15/13 (d)	1,124,000	1,153,505
7.875%, due 10/01/18	685,000	707,263
Impress Holdings B.V. 9.250%, due 09/15/14 (144A) (b) (q)	500,000	710,600
Nordenia Holdings GMBH 9.750%, due 07/15/17 (144A) (b) (q)	950,000	1,377,595

		6,449,743

Distributors—0.5%
ACE Hardware Corp. 9.125%, due 06/01/16 (144A) (b)	937,000	1,004,932
Marfrig Overseas, Ltd. 9.500%, due 05/04/20 (144A) (b)	1,775,000	1,865,046
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)	1,165,000	1,065,975

		3,935,953

Diversified Financial Services—3.8%
American Honda Finance Corp. 6.700%, due 10/01/13 (144A) (b)	1,995,000	2,280,343
BM&F BOVESPA S.A. 5.500%, due 07/16/20 (144A) (b)	1,500,000	1,599,161
BTA Bank JSC
10.750%, due 07/01/18 (144A) (b) (g)	234,040	269,438
9.331%/12.500%, due 07/01/20 (144A) (b) (f)	483,503	33,362
7.200%, due 07/01/25 (144A) (b)	53,029	42,556
Cantor Fitzgerald LP 7.875%, due 10/15/19 (144A) (b)	2,100,000	2,208,209
Capital One Bank USA N.A. 8.800%, due 07/15/19	720,000	921,693
Capital One Capital VI 8.875%, due 05/15/40 (d)	1,365,000	1,434,956
Carillon, Ltd., Series 2 15.542%, due 01/10/11 (144A) (a) (b)	350,000	353,395
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (b)	2,259,000	2,345,305

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Green Valley, Ltd. 4.572%, due 01/10/11 (144A) (a) (b) (q)	$250,000	$339,133
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, due 04/15/14	1,224,000	1,272,960
Janus Capital Group, Inc.
6.250%/6.500%, due 06/15/12 (d) (g)	1,607,000	1,686,354
6.700%/6.950%, due 06/15/17 (g)	1,340,000	1,401,656
KazMunaiGaz Finance Sub B.V. 7.000%, due 05/05/20 (144A) (b)	1,530,000	1,691,024
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13 (d)	1,097,000	1,178,763
Morgan Stanley
6.625%, due 04/01/18	2,054,000	2,280,575
5.500%, due 01/26/20 (d)	1,100,000	1,132,689
NCO Group, Inc. 5.251%, due 11/15/13 (a) (d)	2,314,000	1,914,835
Nissan Motor Acceptance Corp. 4.500%, due 01/30/15 (144A) (b)	385,000	409,794
Petroplus Finance, Ltd. 7.000%, due 05/01/17 (144A) (b)	110,000	96,250
Successor X, Ltd.
0.116%, due 12/09/10 (144A) (a) (b)	250,000	241,350
9.901%, due 04/04/13 (144A) (a) (b)	300,000	279,090
TNK-BP Finance S.A.
7.500%, due 07/18/16 (144A) (b)	1,090,000	1,215,350
6.625%, due 03/20/17 (144A) (b)	375,000	398,906
Tyco International Finance S.A. 8.500%, due 01/15/19	677,000	898,728

		27,925,875

Diversified Telecommunication Services—2.5%
Cincinnati Bell, Inc.
8.250%, due 10/15/17 (d)	1,442,000	1,463,630
8.750%, due 03/15/18	696,000	682,080
COLO.COM, Inc. 13.875%, due 03/15/10 (144A) (b) (e)	181,449	—
Digicel Group, Ltd. 8.250%, due 09/01/17 (144A) (b)	1,350,000	1,420,875
Embarq Corp. 7.082%, due 06/01/16 (d)	972,000	1,081,556
Frontier Communications Corp.
8.250%, due 04/15/17	305,000	335,119
8.500%, due 04/15/20	600,000	665,250
8.750%, due 04/15/22 (d)	1,200,000	1,326,000
GCI, Inc. 8.625%, due 11/15/19	370,000	396,825
Global Crossing, Ltd. 12.000%, due 09/15/15	1,185,000	1,344,975
Mystic Re. II, Ltd. 2007 10.299%, due 06/07/11 (144A) (a) (b)	400,000	418,320
Mystic Re. II, Ltd. 2009 12.299%, due 03/20/12 (144A) (a) (b)	250,000	270,087
NII Capital Corp. 10.000%, due 08/15/16 (d)	540,000	616,950
Nordic Telephone Co. Holdings 6.399%, due 05/01/16 (144A) (a) (b) (q)	552,235	760,428
PAETEC Holding Corp.
9.500%, due 07/15/15 (d)	1,632,000	1,672,800
8.875%, due 06/30/17 (d)	500,000	525,000

MIST-205

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Qtel International Finance, Ltd. 6.500%, due 06/10/14 (144A) (b)	$1,030,000	$1,159,390
Qwest Corp. 8.875%, due 03/15/12 (d)	475,000	522,500
tw telecom holdings, inc. 8.000%, due 03/01/18	400,000	421,000
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications
9.125%, due 04/30/18 (144A) (b) (d)	97,000	111,453
Windstream Corp.
8.625%, due 08/01/16	1,560,000	1,657,500
8.125%, due 09/01/18 (144A) (b) (d)	400,000	416,000
7.750%, due 10/15/20 (144A) (b)	1,000,000	1,012,500
Xanadoo Co. 9.750%, due 12/01/06 (e)	8,696	—

		18,280,238

Education—0.3%
Board of Trustees of The Leland Stanford Junior University
4.750%, due 05/01/19	950,000	1,086,793
President & Fellows of Harvard College 3.700%, due 04/01/13	807,000	859,634

		1,946,427

Electric Utilities—1.8%
CenterPoint Energy Houston Electric LLC 7.000%, due 03/01/14	557,000	657,676
Commonwealth Edison Co. 6.950%, due 07/15/18	1,100,000	1,292,500
Dubai Electricity & Water Authority 8.500%, due 04/22/15 (144A) (b)	3,045,000	3,296,503
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A) (b)	422,320	440,011
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A) (b)	468,700	456,983
Israel Electric Corp., Ltd.
7.250%, due 01/15/19 (144A) (b)	845,000	957,676
9.375%, due 01/28/20 (144A) (b)	410,000	527,590
New York State Electric & Gas Corp. 6.150%, due 12/15/17 (144A) (b)	950,000	1,045,846
Panoche Energy Center LLC 6.885%, due 07/31/29 (144A) (b)	886,210	988,449
Public Service Co. of New Mexico 7.950%, due 05/15/18	225,000	248,697
Star Energy Geothermal Wayang Windu, Ltd. 11.500%, due 02/12/15 (144A) (b)	1,000,000	1,135,469
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (d)	947,000	625,020
West Penn Power Co. 5.950%, due 12/15/17 (144A) (b)	1,197,000	1,322,539
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15 (144A) (b)	515,000	467,922

		13,462,881

Electrical Equipment—0.6%
Baldor Electric Co. 8.625%, due 02/15/17	1,984,000	2,132,800

Security Description	Par Amount	Value

Electrical Equipment—(Continued)
Belden, Inc. 7.000%, due 03/15/17	$1,465,000	$1,475,987
Coleman Cable, Inc. 9.000%, due 02/15/18	971,000	997,703
Legrand S.A. 8.500%, due 02/15/25	20,000	24,195

		4,630,685

Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc. 5.500%, due 09/14/15	500,000	562,750

Energy Equipment & Services—1.6%
Alta Wind Holdings LLC 7.000%, due 06/30/35(144A) (b)	350,000	371,515
Compagnie Generale de Geophysique-Veritas 7.750%, due 05/15/17	150,000	154,125
Complete Production Services, Inc. 8.000%, due 12/15/16	1,375,000	1,423,125
Oceanografia S.A. de C.V. 11.250%, due 07/15/15(144A) (b)	1,381,000	799,364
Offshore Group Investments, Ltd. 11.500%, due 08/01/15(144A) (b) (d)	2,000,000	2,110,000
Plains All American Pipeline 6.125%, due 01/15/17	1,467,000	1,641,010
Sevan Marine ASA 8.180%, due 10/24/12 (144A) (a) (b) (r)	1,500,000	264,575
3.619%, due 05/14/13 (144A) (a) (b)	1,300,000	1,121,250
Spectra Energy Capital LLC 6.200%, due 04/15/18	1,109,000	1,298,947
Series B 6.750%, due 07/15/18	600,000	694,941
Weatherford International, Ltd. 9.625%, due 03/01/19 (d)	1,209,000	1,579,584

		11,458,436

Entertainment & Leisure—0.1%
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15(144A) (b)	635,000	476,250

Finance—Diversified—0.1%
Bumi Investment Pte, Ltd. 10.750%, due 10/06/17(144A) (b)	500,000	500,000

Food Products—1.3%
Bertin, Ltd. 10.250%, due 10/05/16(144A) (b)	200,000	223,740
Cargill, Inc. 5.200%, due 01/22/13(144A) (b)	1,200,000	1,301,316
Independencia International, Ltd. 12.000%, due 12/30/16(144A) (b)	296,948	11,878
JBS Finance II, Ltd. 8.250%, due 01/29/18(144A) (b)	1,430,000	1,481,837
Kraft Foods, Inc. 6.500%, due 02/09/40 (d)	1,850,000	2,172,867
Minerva Overseas II, Ltd. 10.875%, due 11/15/19(144A) (b)	850,000	905,884

MIST-206

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food Products—(Continued)
Minerva Overseas, Ltd. 9.500%, due 02/01/17(144A) (b)	$575,000	$595,125
Viterra, Inc. 5.950%, due 08/01/20(144A) (b)	2,760,000	2,845,073

		9,537,720

Gas Utilities—0.6%
Korea Gas Corp. 6.000%, due 07/15/14(144A) (b)	380,000	422,463
NGPL PipeCo LLC 6.514%, due 12/15/12(144A) (b)(d)	1,284,000	1,366,154
Questar Pipeline Co. 5.830%, due 02/01/18 (d)	1,441,000	1,662,310
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17(144A) (b)	1,274,000	1,251,705

		4,702,632

Health Care Providers & Services—0.4%
HCA, Inc. 9.125%, due 11/15/14	495,000	522,844
7.190%, due 11/15/15	10,000	9,825
9.625%, due 11/15/16 (h)	1,060,657	1,153,464
8.500%, due 04/15/19	417,000	467,040
7.875%, due 02/15/20	500,000	549,375
8.360%, due 04/15/24	50,000	49,250
7.690%, due 06/15/25	50,000	47,000

		2,798,798

Homebuilders—0.4%
Desarrolladora Homex S.A. de C.V. 9.500%, due 12/11/19 (144A) (b)	1,055,000	1,198,726
Meritage Homes Corp. 6.250%, due 03/15/15	1,593,000	1,573,087
Urbi, Desarrollos Urbanos, S.A. de C.V. 9.500%, due 01/21/20 (144A) (b)	346,000	395,305

		3,167,118

Hotels, Restaurants & Leisure—1.2%
Arcos Dorados B.V. 7.500%, due 10/01/19 (144A) (b)	875,000	955,938
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15 (144A) (b) (q)	1,682,000	2,298,958
Lottomatica SpA 8.250%, due 03/31/66 (144A) (a) (b) (q)	1,957,000	2,648,585
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A) (b) (e)	1,670,000	258,850
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14 (144A) (b) (q)	920,000	1,122,952
Scientific Games Corp. 7.875%, due 06/15/16 (144A) (b)	435,000	443,700
8.125%, due 09/15/18 (144A) (b)	350,000	362,250
Scientific Games International, Inc. 9.250%, due 06/15/19	480,000	512,400
Station Casinos, Inc. 6.625%, due 03/15/18 (e)	695,000	2,718

		8,606,351

Security Description	Par Amount	Value

Household Durables—0.5%
Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (144A) (b)	$2,121,000	$2,343,705
Whirlpool Corp. 5.500%, due 03/01/13	1,422,000	1,526,361

		3,870,066

Household Products—0.2%
Yankee Acquisition Corp. 9.750%, due 02/15/17 (d)	1,684,000	1,759,780

Independent Power Producers & Energy Traders—0.3%
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (b)	900,000	960,803
Ormat Funding Corp. 8.250%, due 12/30/20	1,115,564	1,047,236

		2,008,039

Industrial Conglomerates—0.2%
Tyco Electronics Group S.A. 6.550%, due 10/01/17	1,135,000	1,329,403

Insurance—4.3%
Alterra Finance LLC 6.250%, due 09/30/20	2,100,000	2,111,542
American General Finance Corp. 6.900%, due 12/15/17 (d)	1,522,000	1,278,480
Atlas Reinsurance Plc 11.136%, due 01/10/11 (144A) (a) (b) (q)	250,000	336,566
Blue Fin, Ltd. 4.690%, due 04/10/12 (144A) (a) (b)	250,000	237,950
Series 3 9.380%, due 05/28/13 (a) (b)	300,000	302,790
Caelus Re II, Ltd. 6.621%, due 05/24/13 (144A) (a) (b)	300,000	304,845
Caelus Re, Ltd. 6.549%, due 06/07/11 (144A) (a) (b)	250,000	252,816
Delphi Financial Group, Inc. 7.875%, due 01/31/20	2,190,000	2,457,149
Foundation Re III, Ltd., Series 1-A 5.866%, due 02/03/14 (144A) (a) (b)	575,000	577,559
GlobeCat, Ltd. 9.784%, due 01/02/13 (144A) (a) (b)	550,000	528,880
Hanover Insurance Group, Inc. 7.625%, due 10/15/25	2,016,000	2,125,314
7.500%, due 03/01/20 (d)	325,000	362,300
HUB International Holdings, Inc. 10.250%, due 06/15/15 (144A) (b)	167,000	162,825
Ibis Re, Ltd. 6.316%, due 05/03/13 (144A) (a) (b)	400,000	401,980
Ironshore Holdings US, Inc. 8.500%, due 05/15/20 (144A) (b)	1,635,000	1,658,969
Liberty Mutual Group, Inc. 7.300%, due 06/15/14 (144A) (b) (d)	394,000	435,650
7.000%, due 03/15/37 (144A) (a) (b)	2,032,000	1,768,675
10.750%, due 06/15/58 (144A) (a) (b)	818,000	973,420
Lincoln National Corp. 8.750%, due 07/01/19 (d)	730,000	940,561
6.050%, due 04/20/67 (a)	2,382,000	2,102,115

MIST-207

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Insurance—(Continued)
Lodestone Re, Ltd. Series CLA 6.366%, due 05/17/13 (a) (b)	$525,000	$525,210
Series CLB 8.377%, due 05/17/13 (a) (b)	800,000	808,400
Merna Reinsurance II, Ltd. 3.766%, due 04/08/13 (144A) (a) (b)	300,000	304,500
Montana Re, Ltd., Series B 13.543%, due 12/07/12 (144A) (a) (b)	250,000	252,825
Muteki, Ltd. 4.776%, due 05/24/11 (144A) (a) (b)	460,000	459,632
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17	2,214,000	2,448,808
Protective Life Corp. 7.375%, due 10/15/19	1,925,000	2,170,528
Prudential Financial, Inc.
5.150%, due 01/15/13 (d)	1,300,000	1,388,224
6.200%, due 01/15/15	215,000	242,392
8.875%, due 06/15/38 (a) (d)	915,000	1,029,375
Residential Reinsurance 2008, Ltd. 7.047%, due 06/06/11 (144A) (a) (b)	300,000	306,630
USI Holdings Corp. 4.251%, due 11/15/14 (144A) (a) (b)	467,000	399,869
Validus Holdings, Ltd. 8.875%, due 01/26/40	1,720,000	1,882,005

		31,538,784

Internet & Catalog Retail—0.6%
Expedia, Inc. 8.500%, due 07/01/16	1,165,000	1,272,762
5.950%, due 08/15/20 (144A) (b)	675,000	685,969
Ticketmaster Entertainment, Inc. 10.750%, due 08/01/16	2,192,000	2,411,200

		4,369,931

Internet Software & Services—0.4%
Equinix, Inc. 8.125%, due 03/01/18 (d)	1,285,000	1,378,162
Terremark Worldwide, Inc. 12.000%, due 06/15/17	1,380,000	1,583,550

		2,961,712

Machinery—1.6%
American Railcar Industries, Inc. 7.500%, due 03/01/14 (d)	1,679,000	1,691,592
Case New Holland, Inc. 7.875%, due 12/01/17 (144A) (b) (d)	1,460,000	1,606,000
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13	557,000	481,805
Cummins, Inc. 6.750%, due 02/15/27	393,000	429,232
Greenbrier Co., Inc. (The) 8.375%, due 05/15/15	1,801,000	1,755,975
Mueller Water Products, Inc. 7.375%, due 06/01/17 (d)	1,471,000	1,305,512
Oshkosh Corp. 8.500%, due 03/01/20 (d)	300,000	326,250
SPX Corp. 6.875%, due 09/01/17 (144A) (b)	500,000	532,500

Security Description	Par Amount	Value

Machinery—(Continued)
Titan International, Inc.
8.000%, due 01/15/12 (d)	$753,000	$813,240
7.875%, due 10/01/17 (144A) (b)	750,000	761,250
Valmont Industries, Inc. 6.625%, due 04/20/20 (d)	940,000	967,382
Volvo Treasury AB 5.950%, due 04/01/15 (144A) (b)	200,000	218,437
WPE International Cooperatief UA 10.375%, due 09/30/20 (144A) (b)	900,000	873,000

		11,762,175

Manufacturing—0.3%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	910,000	1,126,846
Park-Ohio Industries, Inc. 8.375%, due 11/15/14 (d)	1,022,000	1,001,560

		2,128,406

Marine—0.0%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (b)	395,000	344,491

Media—0.8%
CanWest Media, Inc. 8.000%, due 09/15/12 (e)	454	477
Grupo Televisa S.A. 6.000%, due 05/15/18 (d)	1,080,000	1,208,116
Myriad International Holding B.V. 6.375%, due 07/28/17 (144A) (b)	1,530,000	1,593,112
Time Warner Cable, Inc.
8.750%, due 02/14/19 (d)	198,000	261,890
8.250%, due 04/01/19 (d)	313,000	404,758
Umbrella Acquisition, Inc. 9.750%, due 03/15/15 (144A) (b) (d) (h)	2,165,100	2,083,908

		5,552,261

Metals & Mining—3.0%
Alcoa, Inc. 6.150%, due 08/15/20	1,280,000	1,318,451
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (b)	1,415,000	1,268,194
Allegheny Technologies, Inc. 9.375%, due 06/01/19	1,295,000	1,567,520
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A) (b)	770,000	848,540
Anglo American Capital Plc 9.375%, due 04/08/14 (144A) (b) (d)	845,000	1,041,147
AngloGold Ashanti Holdings Plc 5.375%, due 04/15/20	1,615,000	1,711,677
ArcelorMittal 6.125%, due 06/01/18	1,500,000	1,624,767
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11 (144A) (b) (e)	992,000	155,000
CII Carbon LLC 11.125%, due 11/15/15 (144A) (b)	1,115,000	1,166,569
Commercial Metals Co. 7.350%, due 08/15/18 (d)	1,315,000	1,427,237

MIST-208

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Essar Steel Algoma, Inc. 9.375%, due 03/15/15 (144A) (b)	$450,000	$454,500
Evraz Group S.A. 9.500%, due 04/24/18 (144A) (b)	500,000	562,500
FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A) (b)	255,000	315,244
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17	270,000	301,769
Gold Fields Orogen Holding BVI, Ltd. 4.875%, due 10/07/20 (144A) (b)	2,875,000	2,854,789
Noranda Aluminium Acquisition Corp. 5.373%, due 05/15/15 (a) (d) (h)	453,249	383,562
Novelis, Inc. 7.250%, due 02/15/15	494,000	505,115
POSCO 8.750%, due 03/26/14 (144A) (b)	1,400,000	1,677,486
Prime Dig Pte, Ltd. 11.750%, due 11/03/14 (144A) (b)	825,000	860,062
Southern Copper Corp. 5.375%, due 04/16/20 (d)	395,000	419,753
Vedanta Resources Plc 9.500%, due 07/18/18 (144A) (b) (d)	1,330,000	1,443,050

		21,906,932

Oil & Gas Exploration & Production—0.2%
Gazprom International S.A. 7.201%, due 02/01/20 (144A) (b)	831,294	900,916
Norwegian Energy Co. ASA 12.900%, due 11/20/14 (r)	4,000,000	680,093

		1,581,009

Oil, Gas & Consumable Fuels—4.4%
Berau Capital Resources Pte, Ltd. 12.500%, due 07/08/15 (144A) (b)	1,400,000	1,582,000
Buckeye Partners L.P. 6.050%, due 01/15/18	505,000	570,273
Bumi Capital Pte, Ltd. 12.000%, due 11/10/16 (144A) (b)	875,000	940,625
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18	717,000	837,244
Copano Energy LLC 8.125%, due 03/01/16	1,020,000	1,045,500
DCP Midstream LLC 9.750%, due 03/15/19 (144A) (b)	1,267,000	1,700,345
DDI Holdings A.S. 9.300%, due 01/19/12 - 04/26/12 (b)	1,245,114	1,284,773
Enterprise Products Operating LLC 8.375%, due 08/01/66 (a) (d)	1,059,000	1,106,599
7.000%, due 06/01/67 (a)	678,000	642,849
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (b)	1,745,000	1,670,837
Gaz Capital S.A. 8.146%, due 04/11/18 (144A) (b)	190,000	223,250
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A) (b)	1,525,000	1,547,875
Kinder Morgan Energy Partners LP 5.950%, due 02/15/18 (d)	1,559,000	1,763,355

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (b)	$825,000	$874,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
8.750%, due 04/15/18	750,000	813,750
Nakilat, Inc. 6.067%, due 12/31/33 (144A) (b)	520,000	573,849
6.267%, due 12/31/33 (144A) (b)	1,370,000	1,411,095
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18 (144A) (b)	1,705,000	1,832,875
Petrohawk Energy Corp. 10.500%, due 08/01/14 (d)	435,000	494,813
Plains Exploration & Production Co. 8.625%, due 10/15/19	1,025,000	1,124,938
Quicksilver Resources, Inc. 7.125%, due 04/01/16	1,017,000	1,009,373
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14 (144A) (b)	760,000	836,865
Rosetta Resources, Inc. 9.500%, due 04/15/18 (d)	1,811,000	1,874,385
SandRidge Energy, Inc. 3.915%, due 04/01/14 (a)	700,000	648,907
8.625%, due 04/01/15 (d) (h)	1,444,000	1,454,830
8.000%, due 06/01/18 (144A) (b) (d)	602,000	589,960
Seven Seas Petroleum, Inc. Series B 12.500%, due 05/15/05 (e)	60,000	—
Southern Union Co. 7.200%, due 11/01/66 (a)	2,237,000	2,030,077
Valero Energy Corp. 9.375%, due 03/15/19 (d)	1,230,000	1,573,203
XTO Energy, Inc. 6.250%, due 04/15/13	30,000	33,951

		32,092,896

Paper & Forest Products—0.4%
Appleton Papers, Inc. 10.500%, due 06/15/15 (144A) (b)	600,000	565,500
Graham Packaging Co. LP/GPC Capital Corp. I 8.250%, due 01/01/17 (144A) (b)	745,000	752,450
Sino-Forest Corp. 10.250%, due 07/28/14 (144A) (b)	750,000	873,750
Suzano Trading, Ltd. 5.875%, due 01/23/21 (144A) (b)	1,000,000	1,005,000

		3,196,700

Real Estate Investment Trusts (REITs)—2.0%
Developers Diversified Realty Corp. 7.500%, due 04/01/17 (d)	1,495,000	1,555,422
Dexus Property Group 7.125%, due 10/15/14 (144A) (b)	2,325,000	2,591,063
Digital Realty Trust LP 4.500%, due 07/15/15 (144A) (b)	900,000	930,179
5.875%, due 02/01/20 (144A) (b)	350,000	372,764
Health Care REIT, Inc. 6.200%, due 06/01/16	535,000	598,518
Healthcare Realty Trust, Inc. 6.500%, due 01/17/17	1,130,000	1,225,587
Hospitality Properties Trust 7.875%, due 08/15/14	2,400,000	2,702,158

MIST-209

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Real Estate Investment Trusts (REITs)—(Continued)
Mack-Cali Realty LP 5.125%, due 01/15/15	$1,025,000	$1,101,814
Senior Housing Properties Trust 6.750%, due 04/15/20	2,235,000	2,341,162
Ventas Realty LP/Ventas Capital Corp. 6.500%, due 06/01/16	800,000	835,912
6.750%, due 04/01/17	250,000	260,334
Series 1 6.500%, due 06/01/16 (d)	375,000	391,834

		14,906,747

Real Estate Management & Development—0.3%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A) (b)	119,844	51,533
Forest City Enterprises, Inc. 7.625%, due 06/01/15	36,000	33,660
WEA Finance LLC 7.125%, due 04/15/18 (144A) (b)	1,651,000	1,944,495

		2,029,688

Road & Rail—0.2%
Kansas City Southern de Mexico S.A. de C.V. 7.625%, due 12/01/13	300,000	312,000
7.375%, due 06/01/14	1,000,000	1,040,000

		1,352,000

Semiconductors & Semiconductor Equipment—0.0%
KLA-Tencor Corp. 6.900%, due 05/01/18	154,000	176,918

Software—0.1%
First Data Corp. 9.875%, due 09/24/15 (d)	1,213,000	997,692

Specialty Retail—0.2%
Edcon Proprietary, Ltd. 4.129%, due 06/15/14 (144A) (a) (b) (q)	760,000	878,560
Sally Holdings LLC/ Sally Capital, Inc. 9.250%, due 11/15/14	250,000	264,375

		1,142,935

Textiles, Apparel & Luxury Goods—0.0%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)	70,000	71,050

Tobacco—0.4%
Alliance One International, Inc. 10.000%, due 07/15/16	2,465,000	2,680,687

Trading Companies & Distributors—0.4%
GATX Corp. 6.000%, due 02/15/18	1,896,000	2,094,032
Metinvest B.V. 10.250%, due 05/20/15 (144A) (b)	550,000	583,550

		2,677,582

Security Description	Par Amount	Value

Transportation—0.3%
CEVA Group Plc 8.500%, due 12/01/14 (144A) (b) (q)	$469,000	$538,975
11.500%, due 04/01/18 (144A) (b)	1,779,000	1,861,117

		2,400,092

Utilities—0.6%
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A) (b)	1,869,985	1,866,543
Intergen N.V. 9.000%, due 06/30/17 (144A) (b)	1,686,000	1,791,375
Juniper Generation LLC 6.790%, due 12/31/14 (144A) (b)	65,266	61,669
PNM Resources, Inc. 9.250%, due 05/15/15	527,000	569,819

		4,289,406

Wireless Telecommunication Services—1.7%
Bakrie Telecom Pte, Ltd. 11.500%, due 05/07/15 (144A) (b)	750,000	810,000
Cricket Communications, Inc. 9.375%, due 11/01/14 (d)	547,000	568,880
Crown Castle Towers LLC 6.113%, due 01/15/20 (144A) (b)	785,000	868,776
4.883%, due 08/15/20 (144A) (b)	1,600,000	1,656,256
Intelsat Jackson Holdings, Ltd. 11.500%, due 06/15/16	560,000	610,400
8.500%, due 11/01/19 (144A) (b) (d)	250,000	272,500
Intelsat Luxembourg S.A. 11.500%, due 02/04/17 (d) (h)	2,099,059	2,285,350
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13	301,000	305,891
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (d)	815,000	857,788
7.875%, due 09/01/18	1,000,000	1,035,000
Telesat Canada/Telesat LLC 12.500%, due 11/01/17	1,220,000	1,445,700
True Move Co., Ltd. 10.750%, due 12/16/13 (144A) (b)	1,525,000	1,627,937
10.375%, due 08/01/14 (144A) (b)	385,000	409,063

		12,753,541

Total Domestic Bonds & Debt Securities (Cost $332,511,573)		365,009,324

U. S. Government & Agency Obligations—9.8%
Federal Home Loan Mortgage Corp. 7.393%, due 01/15/17 (a) (c)	33,867	781
4.784%, due 06/15/30 (f) (i)	15,170	13,594
6.000%, due 12/01/31 (c)	133,180	22,583
5.500%, due 03/15/32 (c)	88,894	5,012
7.743%, due 03/15/32 (a) (c)	76,536	13,274
5.000%, due 12/01/21 - 12/01/39	4,477,771	4,728,442
6.000%, due 06/01/17 - 12/01/36	393,983	424,966
5.500%, due 10/01/16	7,798	8,394
1.341%, due 06/01/31 (f) (i)	17,284	14,744
3.500%, due TBA (j)	3,000,000	3,015,000

MIST-210

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

U. S. Government & Agency Obligations—(Continued)

Security Description	Par Amount	Value

Federal National Mortgage Assoc. 5.000%, due 03/25/17 (c)	$102,820	$2,838
7.444%, due 03/25/18 (a) (c)	168,693	14,610
4.500%, due 11/01/18 - 07/01/35	1,340,422	1,411,165
5.000%, due 02/01/20 - 06/01/35	6,229,465	6,622,365
5.500%, due 03/01/25	392,229	422,517
5.173%, due 09/17/29 (f) (i)	8,934	7,708
7.500%, due 01/01/30 - 01/25/42	259,944	298,120
7.000%, due 09/01/29 - 12/25/41	3,397	3,939
6.000%, due 01/01/32-04/25/33 (c)	165,954	28,127
6.844%, due 01/25/32 (a) (c)	157,247	6,157
7.844%, due 03/25/32 (a) (c)	78,100	16,093
7.744%, due 09/25/32 - 10/25/32 (a) (c)	69,968	12,801
6.744%, due 02/25/33 (a) (c)	368,919	35,118
7.500%, due 01/19/39 (a)	18,833	22,213
4.000%, due 07/01/18	713,374	756,655
0.606%, due 02/25/21 (a)	164,265	164,295
6.500%, due 07/01/31 - 10/01/37	501,511	548,049
6.000%, due 12/01/31 - 07/01/38	3,210,324	3,451,343
5.500%, due 01/01/33 (c)	226,736	37,859
Government National Mortgage Assoc. 5.000%, due 10/15/18-04/15/35	838,944	899,600
5.500%, due 08/15/19 - 11/15/35	2,379,395	2,574,842
6.000%, due 05/15/17 - 08/15/34	375,007	410,513
6.500%, due 03/15/29 - 11/15/32	25,781	28,870
4.500%, due 09/15/33 - 09/20/39	5,893,529	6,295,238
7.000%, due 05/15/23 - 03/15/31	5,961	6,774
5.750%, due 10/15/38	570,399	617,042
U.S. Treasury Bond 6.250%, due 08/15/23 (d)	87,000	117,844
4.500%, due 02/15/36	1,610,000	1,851,500
5.000%, due 05/15/37 (d)	289,000	358,902
4.500%, due 05/15/38 - 08/15/39 (d)	13,294,000	15,247,962
4.250%, due 05/15/39 (d)	3,110,000	3,419,541
4.375%, due 11/15/39 (d)	1,955,000	2,193,571
U.S. Treasury Note 4.500%, due 11/15/10	400,000	402,172
0.875%, due 01/31/11 - 02/28/11	3,470,000	3,479,728
3.875%, due 05/15/18 (d)	100,000	112,922
3.125%, due 05/15/19 (d)	9,000,000	9,564,615
4.375%, due 02/15/38 (d)	1,727,000	1,946,383

Total U.S. Government & Agency Obligations (Cost $66,922,107)		71,636,781

Foreign Bonds & Debt Securities—6.1%

Australia—0.0%
Queensland Treasury Corp., Series 13G 6.000%, due 08/14/13 (m)	138,000	136,484

Brazil—1.2%
Brazilian Government International Bond 10.250%, due 01/10/28 (n)	12,750,000	8,425,127

Canada—2.3%
Canada Housing Trust 3.750%, due 03/15/20 (o)	8,300,000	8,524,865
Canadian Government Bond 4.250%, due 06/01/18 (o)	1,485,000	1,624,271

Security Description	Par Amount	Value

Canada—(Continued)
5.000%, due 06/01/37 (o)	$2,980,000	$3,739,422
Province of Ontario 5.500%, due 04/23/13 (m)	3,356,000	3,249,425

		17,137,983

Colombia—0.0%
Republic of Colombia 9.750%, due 04/09/11	297,700	310,352

France—0.8%
France Government Bond OAT 3.750%, due 04/25/17 (q)	3,937,000	5,873,743

Mexico—0.0%
United Mexican States 7.500%, due 01/14/12 (d)	84,000	91,308

Netherlands Antilles—0.0%
Kingdom of the Netherlands 5.000%, due 07/15/12 (q)	130,000	189,626

Norway—0.7%
Government of Norway 6.000%, due 05/16/11 (r)	10,343,000	1,791,628
5.000%, due 05/15/15 (r)	7,150,000	1,338,670
4.250%, due 05/19/17 (r)	9,440,000	1,733,675

		4,863,973

Peru—0.0%
Republic of Peru 7.125%, due 03/30/19 (d)	83,000	104,061

Qatar—0.2%
Qatar Government International Bond 5.250%, due 01/20/20 (144A) (b)	1,250,000	1,376,562

Russia—0.2%
Russian Federation 5.000%/7.500% , due 03/31/30 (144A) (b) (g)	1,071,762	1,289,266

Sweden—0.7%
Kingdom of Sweden 5.250%, due 03/15/11 (s)	16,545,000	2,492,110
5.500%, due 10/08/12 (s)	14,715,000	2,349,312

		4,841,422

Total Foreign Bonds & Debt Securities (Cost $38,838,654)		44,639,907

Convertible Bonds—3.3%

Capital Markets—0.2%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38 (d)	1,679,000	1,708,382

Commercial Banks—0.1%
National City Corp. 4.000%, due 02/01/11	549,000	556,549

MIST-211

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Communications Equipment—0.5%
CommScope, Inc. 3.250%, due 07/01/15 (d)	$2,760,000	$3,149,850
Mastec, Inc. 4.000%, due 06/15/14	495,000	496,237

		3,646,087

Diversified Telecommunication Services—0.2%
GCI, Inc. 7.250%, due 02/15/14	1,090,000	1,117,250

Electrical Equipment—0.4%
General Cable Corp. 4.500%/2.250% , due 11/15/29 (k)	1,430,000	1,435,363
SunPower Corp., Series SPWR 1.250%, due 02/15/27	1,695,000	1,563,637

		2,999,000

Electronic Equipment, Instruments & Components—0.0%
Anixter International, Inc. 1.000%, due 02/15/13	105,000	110,513

Health Care Equipment & Supplies—0.3%
Hologic, Inc. 2.000%/0.000% , due 12/15/37 (k)	2,000,000	1,860,000

Health Care Providers & Services—0.2%
Omnicare, Inc. 3.250%, due 12/15/35	1,906,000	1,648,690

Machinery—0.0%
Greenbrier Co., Inc. (The) 2.375%, due 05/15/26	132,000	118,305

Marine—0.2%
Horizon Lines, Inc. 4.250%, due 08/15/12	1,949,000	1,783,335

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp. 2.500%, due 05/15/37 (d)	990,000	866,250
Massey Energy Co. 3.250%, due 08/01/15	3,264,000	2,913,120

		3,779,370

Paper & Forest Products—0.1%
Sino-Forest Corp. 5.000%, due 08/01/13 (144A) (b)	500,000	562,500

Trading Companies & Distributors—0.3%
WESCO International, Inc. 6.000%, due 09/15/29	1,123,000	1,826,279

Wireless Telecommunication Services—0.3%
NII Holdings, Inc. 3.125%, due 06/15/12 (d)	2,083,000	2,030,925

Total Convertible Bonds (Cost $19,280,117)		23,747,185

Loan Participation—10.7%
Security Description	Par Amount	Value

Aerospace and Defense—0.8%
DAE Aviation Holdings, Inc. 1.000%, due 07/31/14 (a)	$1,015,559	$1,010,481
4.230%, due 07/31/14 (a)	1,048,779	985,852
DynCorp International, Inc. 6.250%, due 07/05/16 (a)	1,835,000	1,844,854
Hunter Defense Technologies, Inc. 3.540%, due 08/22/14 (a)	689,396	651,479
Triumph Group, Inc. 4.500%, due 06/16/16 (a)	1,022,437	1,029,252

		5,521,918

Air Transport—0.1%
Delta Air Lines, Inc. 3.507%, due 04/30/14 (a)	653,883	623,915

Auto Components—0.5%
Advanced Disposal Services, Inc. 6.000%, due 12/23/14 (a)	422,685	424,799
Federal Mogul Corp. 2.198%, due 12/29/14 - 12/28/15 (a)	873,494	770,994
Goodyear Tire & Rubber Co. 2.240%, due 04/30/14 (a)	750,000	705,937
United Components, Inc. 6.250%, due 03/23/17 (a)	1,600,000	1,611,200

		3,512,930

Automobile—0.2%
Autotrader.com, Inc. 1.000%, due 06/14/16 (a)	515,247	516,933
Ford Motor Co. 3.030%, due 12/16/13 (a)	779,903	765,076
HHI Holdings LLC 10.491%, due 03/30/15 (a)	419,250	425,539

		1,707,548

Beverage, Food and Tobacco—0.7%
Pierre Foods, Inc. 7.250%, due 09/29/16 (a)	1,400,000	1,372,000
Reynolds Group Holdings, Inc. 1.000%, due 05/05/16 - 09/15/17	3,000,000	2,988,000
5.750%, due 05/05/16 (a)	509,285	511,491

		4,871,491

Buildings and Real Estate—0.0%
URS Corp. 2.581%, due 05/01/13 (a)	201,587	201,020

Business Equipment and Services—0.3%
Activant Solutions, Inc. 3.062%, due 05/01/13 (a)	407,070	387,396
AX Acquisition Corp. 3.625%, due 08/15/14 (a)	1,094,812	1,055,815
Nuance Communications, Inc. 2.010%, due 03/29/13 (a)	744,593	725,420

		2,168,631

MIST-212

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Cable Television—0.5%
Charter Communications 2.260%, due 03/06/14 (a)	$251,746	$260,466
7.250%, due 03/06/14 (a)	252,293	246,459
3.540%, due 09/06/16 (a)	1,343,233	1,312,339
Wideopenwest Finance LLC
2.757%, due 06/28/14 (a)	294,738	268,211
6.756%, due 06/28/14 (a)	1,471,444	1,435,880

		3,523,355

Chemicals—0.0%
Huntsman International, Ltd. 1.917%, due 04/21/14 (a)	213,600	204,941

Chemicals, Plastics and Rubber—0.2%
Celanese U.S. Holdings LLC 2.034%, due 10/02/16 (a)	199,992	196,868

Chemtura
6.000%, due 02/11/11 (a)	185,000	186,735
5.500%, due 08/27/16 (a)	855,000	860,771

		1,244,374

Chemicals/Plastics—0.2%
Ineos U.S. Finance
7.501%, due 12/16/13 (a)	652,078	653,301
8.001%, due 12/16/14 (a)	661,460	666,007

		1,319,308

Commercial Services—0.0%
Scitor Corp. 4.510%, due 09/26/14 (a)	298,876	292,401

Computer Software & Services—0.1%
SunGuard Data Systems, Inc. 6.750%, due 02/28/14 (a)	294,000	295,984
Telcordia Technologies 6.750%, due 04/09/16 (a)	314,213	316,079

		612,063

Containers & Packaging-Metal & Glass—0.0%
BWAY Corp. 5.500%, due 06/16/17 (a)	279,300	279,929

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. 6.670%, due 06/09/17 (a)	767,322	774,036

Diversified/Conglomerate Manufacturing—0.3%
Affinion Group, Inc. 5.000%, due 10/10/16 (a)	1,398,594	1,373,825
Pinafore LLC 6.750%, due 09/21/16 (a)	450,000	445,500
Vangent, Inc. 2.320%, due 02/14/13 (a)	450,000	429,750

		2,249,075

Security Description	Par Amount	Value

Diversified/Conglomerate Service—0.2%
Aquilex Holdings LLC 5.500%, due 04/01/16 (a)	$249,373	$249,373
Caritor, Inc.
2.540%, due 06/04/13 (a)	42,571	38,669
2.550%, due 06/04/13 (a)	545,652	495,632
Generac CCMP Acquisition Corp. 2.833%, due 11/11/13 (a)	500,000	463,690

		1,247,364

Electric Utilities—0.2%
Texas Competitive Electric Holdings Co. LLC 3.923%, due 10/10/14 (a)	1,783,789	1,389,768

Electronics—0.1%
Cinedigm Digital Funding I LLC 5.250%, due 04/29/16 (a)	691,166	683,822
Vertafore, Inc. 1.000%, due 07/29/16 (a)	299,250	300,513

		984,335

Electronics/Electrical—0.3%
Flextronics International, Ltd.
2.383%, due 10/01/14 (a)	1,773,034	1,678,053
2.507%, due 10/01/14 (a)	374,046	354,008
L-1 Identity Solutions, Inc. 7.250%, due 08/05/13 (a)	363,079	363,533

		2,395,594

Environmental Services—0.0%
Synagro Technologies, Inc. 2.260%, due 04/02/14 (a)	243,090	208,025

Finance—0.3%
Fidelity National Information Solutions, Inc. 5.250%, due 07/18/16 (a)	505,000	509,684
First Data Corp. 3.006%, due 09/24/14 (a)	439,616	387,486
Interactive Data Corp. 6.750%, due 01/27/17 (a)	1,236,900	1,252,998

		2,150,168

Financial Intermediaries—0.1%
LPL Holdings, Inc. 5.250%, due 06/28/17 (a)	447,750	447,752
MSCI, Inc. 4.750%, due 06/01/16 (a)	513,712	517,003

		964,755

Health Care-Equipment & Supplies—0.0%
Hanger Orthopedic Group, Inc. 2.260%, due 05/28/13 (a)	292,707	286,304

Healthcare, Education and Childcare—2.0%
Alliance Healthcare Services, Inc. 5.500%, due 06/01/16 (a)	1,049,939	1,037,256
Ardent Medical Services, Inc. 6.500%, due 09/09/15 (a)	840,775	828,163
Community Health Systems, Inc. 2.549%, due 07/25/14 (a)	358,058	340,268

MIST-213

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Healthcare, Education and Childcare—(Continued)
Fresenius U.S. Finance I, Inc. 4.500%, due 09/10/14 (a)	$472,113	$474,308
Gentiva Health Services, Inc. 6.750%, due 08/15/16 (a)	3,000,000	2,997,195
HCA, Inc. 2.539%, due 11/18/13 (a)	356,165	344,965
IMS Health, Inc. 5.250%, due 02/26/16 (a)	657,462	661,982
inVentiv Health, Inc. 6.500%, due 08/04/16 (a)	1,281,788	1,285,191
Prime Healthcare Services, Inc. 7.250%, due 04/22/15 (a)	1,393,000	1,365,140
Psychiatric Solution, Inc. 2.180%, due 07/02/12 (a)	209,883	208,745
Rehabcare Group, Inc. 6.000%, due 11/24/15 (a)	485,741	486,042
Renal Advantage Holdings, Inc. 6.000%, due 06/03/16 (a)	448,875	451,400
Sun Healthcare Group, Inc.
2.190%, due 04/21/14 (a)	77,586	76,810
3.553%, due 04/21/14 (a)	145,205	143,753
Universal Health Services, Inc. 1.000%, due 07/28/16 (a)	1,085,000	1,092,123
Warner Chilcott
6.000%, due 10/30/14 (a)	620,848	613,863
6.250%, due 04/30/15 (a)	1,230,463	1,233,337
6.500%, due 02/22/16 (a)	147,059	147,936
WC Luxco SARL 6.500%, due 02/22/16 (a)	452,941	455,643

		14,244,120

Hotels, Restaurants & Leisure—0.4%
Burger King Holdings 1.000%, due 09/02/11	2,100,000	2,100,000
Wendy’s/Arby’s Restaurants LLC 5.000%, due 05/24/17 (a)	533,662	536,598

		2,636,598

Insurance—0.4%
Alliant Holdings I, Inc. 3.533%, due 08/21/14 (a)	239,100	229,536
AmWINS Group, Inc. 2.796%, due 06/08/13 (a)	734,617	682,092
Hub International Holdings, Inc. 6.750%, due 06/13/14 (a)	1,059,300	1,050,476
USI Holdings Corp.
3.010%, due 05/05/14 (a)	551,971	509,710
7.000%, due 05/05/14 (a)	252,450	247,022

		2,718,836

Leisure—0.1%
TASC, Inc. 5.500%, due 12/18/14 (a)	870,074	873,698

Lodging and Casinos—0.2%
Gateway Casinos & Entertainment, Ltd. 3.046%, due 09/30/14 (a)	240,158	239,258
3.048%, due 09/30/14 (a)	1,185,707	1,181,260

		1,420,518

Security Description	Par Amount	Value

Machinery (Non-Agriculture, Non-Construct, Non-Electronic)—0.2%
Hudson Products Holdings, Inc. 8.500%, due 08/24/15 (a)	$657,693	$603,434
Scotsman Industries, Inc. 5.753%, due 04/05/16 (a)	497,500	495,323

		1,098,757

Media—0.1%
Mediacom Broadband LLC 4.500%, due 10/23/17 (a)	997,500	988,149

Mining, Steel, Iron and Non-Precious Metals—0.2%
Fairmount Minerals. Ltd. 6.250%, due 08/05/16 (a)	750,000	755,509
Niagra Corp. 10.500%, due 06/29/14 (a)	304,528	239,055
Novelis, Inc. 2.260%, due 07/06/14 (a)	461,434	448,485

		1,443,049

Personal Non-Durable Consumer Prod.—0.2%
Jarden Corp. 3.033%, due 01/24/12 (a)	245,972	245,415
Revlon Corp. 6.245%, due 03/11/15 (a)	791,886	789,977

		1,035,392

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International 1.000%, due 09/27/16	250,000	248,000

Retail Store—0.1%
Pilot Travel Centers LLC 5.250%, due 06/30/16 (a)	703,113	711,463

Retail-Specialty—0.2%
Savers, Inc. 5.751%, due 03/11/16 (a)	1,050,610	1,054,550

Retailers (other than food/drug)—0.0%
Hillman Group, Inc. 5.500%, due 05/27/16 (a)	274,313	275,341

Road & Rail—0.0%
Kansas City Railway 2.138%, due 04/26/13 (a)	158,944	155,169

Steel—0.1%
Intersil Corp. 4.750%, due 04/27/16 (a)	812,963	816,621

Surface Transport—0.1%
Ozburn-Hessey Holding Company LLC 7.500%, due 04/07/15 (a)	756,200	766,598

Telecommunications—0.3%
Knology, Inc. 2.508%, due 06/30/12 (a)	786,117	778,256

MIST-214

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Loan Participation—(Continued)

Security Description	Shares/Par Amount	Value

Telecommunications—(Continued)
Telesat Canada 3.260%, due 10/31/14 (a)	$1,724,754	$1,681,756

		2,460,012

Telecommunications/Wireless—0.4%
Intelsat Jackson Holdings, Ltd. 3.533%, due 02/02/14 (a)	450,000	423,749
Savvis Communication Corp. 6.750%, due 08/04/16 (a)	2,375,000	2,389,108

		2,812,857

Textiles and Leather—0.0%
Phillips-Van Heusen Corp. 4.750%, due 03/15/16 (a)	236,577	238,741

Theaters—0.1%
Sig Euro Holding AG & Co. 2.250%, due 11/05/15 (a) (q)	426,844	577,605

Transportation—0.2%
CEVA Group Plc 3.256%, due 11/04/13 (a)	1,140,394	1,024,929
3.533%, due 11/04/13 (a)	316,997	284,901

		1,309,830

Utilities—0.2%
Calpine Corp. 3.165%, due 03/29/14 (a)	1,235,073	1,208,827
NRG Energy, Inc. 1.789%, due 02/01/13 (a)	127,890	124,678

		1,333,505

Total Loan Participation (Cost $76,370,755)		77,952,657

Common Stocks—0.4%

Airlines—0.0%
Delta Air Lines, Inc.* (d)	2,000	23,280
United Continental Holdings, Inc.*	544	12,855

		36,135

Auto Components—0.1%
Lear Corp.* (d)	11,249	887,883

Building Products—0.0%
Ainsworth Lumber Co., Ltd.* (d)	54,081	130,284
Owens Corning, Inc.* (d)	2,967	76,044

		206,328

Capital Markets—0.2%
Legg Mason, Inc.(d)	35,877	1,087,432

Chemicals—0.1%
Georgia Gulf Corp.* (d)	32,276	527,390
LyondellBasell Industries N.V. - Class A* (d)	4,861	116,178
LyondellBasell Industries N.V. - Class B* (d)	999	23,826
Sterling Chemicals, Inc.*	35	122

		667,516

Security Description	Shares	Value

Commercial & Professional Services—0.0%
Comdisco Holding Co., Inc.*	83	$747

Diversified Financial Services—0.0%
BTA Bank JSC (GDR)* (b)	1,133	23,850
Leucadia National Corp.* (d)	26	614

		24,464

Diversified Telecommunication Services—0.0%
Cincinnati Bell, Inc.* (d)	35	93

Food Products—0.0%
Smithfield Foods, Inc.* (d)	2,165	36,437

Insurance—0.0%
CNO Financial Group, Inc.* (d)	5,666	31,390

Media—0.0%
Knology, Inc.* (d)	99	1,330

Metals & Mining—0.0%
Knia Holdings*	5,112	39,666

Textiles, Apparel & Luxury Goods—0.0%
Polymer Group, Inc. - Class A*	136	3,060

Wireless Telecommunication Services—0.0%
American Tower Corp. - Class A* (d)	1,973	101,136
USA Mobility, Inc. (d)	4	64

		101,200

Total Common Stocks (Cost $2,648,278)		3,123,681

Preferred Stocks—1.1%

Automobiles—0.2%
Ford Motor Co. 6.500%, due 01/15/32	30,100	1,442,091

Commercial Banks—0.1%
US Bancorp, Series A 7.189%, due 04/15/11 (a) (d)	750	579,000

Diversified Financial Services—0.6%
JPMorgan Chase & Co., Series 1 7.900%, due 04/29/49 (a) (d)	4,243,000	4,562,375

Internet Software & Services—0.0%
PTV, Inc., Series A 10.000%, due 01/10/23*	1	—

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc., Series A 7.000%, due 03/09/13*	33,370	1,760,267

Total Preferred Stocks (Cost $6,674,252)		8,343,733

MIST-215

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Convertible Preferred Stock—0.3%

Security Description	Shares/Par Amount	Value

Diversified Financial Services—0.3%
Bank of America Corp. 7.250% (Cost—$1,590,886)	2,170	$2,132,025

Warrants—0.0%

Diversified Telecommunication Services—0.0%
COLO.COM, Inc., expires 03/15/10* (144A) (b) (e)	220	—

Foreign Government—0.0%
Republic of Venezuela, expires 04/15/20* (144A) (b)	1,700	44,200

Life Sciences Tools & Services—0.0%
Mediq, Inc., expires 06/1/09*	110	—

Media—0.0%
MDP Acquisitions Plc, expires 10/01/13* (144A) (b)	42	1,961

Total Warrants (Cost $23,074)		46,161

Short-Term Investments—5.2%

Mutual Funds—2.7%
State Street Navigator Securities Lending Prime Portfolio (l)	19,905,383	19,905,383

Repurchase Agreement—2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $18,310,005 on 10/01/10 collateralized by $18,540,000 Federal National Mortgage Association at 2.000% due 11/25/11 with a value of $18,679,050.	$18,310,000	18,310,000

Total Short-Term Investments (Cost $38,215,383)		38,215,383

Total Investments—103.2% (Cost $698,972,038#)		754,820,293
Other assets and liabilities (net)—(3.2)%		(23,259,627)

Net Assets—100.0%		$731,560,666

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $698,972,038. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $65,936,391 and $10,088,136, respectively, resulting in a net unrealized appreciation of $55,848,255.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $188,318,091, which is 25.7% of net assets.
(c)	Interest only STRIPS security. Par shown reflects the notional amount of the Bond.
(d)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $19,512,644 and the collateral received consisted of cash in the amount of $19,905,383 and non-cash collateral with a value of $1,189. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Zero coupon bond — Interest rate represents current yield to maturity.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Principal only STRIPS security.
(j)	This security is traded on a “to-be-announced” basis.
(k)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(l)	Represents investment of collateral received from securities lending transactions.
(m)	Par shown in Australian Dollar. Value is shown in USD.
(n)	Par shown in Brazilian Real. Value is shown in USD.
(o)	Par shown in Canadian Dollar. Value is shown in USD.
(p)	Par shown in Danish Krone. Value is shown in USD.
(q)	Par shown in Euro Currency. Value is shown in USD.
(r)	Par shown in Norwegian Krone. Value is shown in USD.
(s)	Par shown in Swedish Krona. Value is shown in USD.
(t)	Par shown in Turkish Lira. Value is shown in USD.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MIST-216

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Credit Composition as of September 30, 2010 (Unaudited)

Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	72.4
AA	1.6
A	2.1
BBB	4.0
BB	9.4
B	6.4
CCC	1.0
CC	0.2
D	0.0
Not Rated	2.9

The futures contracts outstanding as of September 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2010	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Futures	12/21/2010	84	$11,817,326	$11,867,625	$50,299

Futures Contracts-Short*
U.S. Treasury Note 2 Year Futures	12/31/2010	(180)	(39,385,753)	(39,507,187)	(121,434)
U.S. Treasury Note 5 Year Futures	12/31/2010	(447)	(53,436,219)	(54,027,633)	(591,414)
U.S. Treasury Note 10 Year Futures	12/21/2010	(73)	(9,079,174)	(9,201,422)	(122,248)

Net Unrealized Depreciation					$(784,797)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
12/31/2010	Brown Brothers Harriman & Co.	1,946,000	AUD	$1,855,582	$1,860,707	$5,125
11/1/2010	Citibank	7,000,000	EUR	9,517,978	9,508,688	(9,290)

						$(4,165)

AUD—	Australian Dollar
EUR—	Euro

MIST-217

Met Investors Series Trust

Pioneer Strategic Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$–	$6,503,202	$–	$6,503,202
Asset-Backed Securities	–	113,470,239	15	113,470,254
Total Domestic Bonds & Debt Securities*	–	365,009,324	–	365,009,324

U.S. Government & Agency Obligations	–	71,636,781	–	71,636,781
Total Foreign Bonds & Debt Securities*	–	44,639,907	–	44,639,907

Total Convertible Bonds*	–	23,747,185	–	23,747,185

Loan Participation
Aerospace and Defense	–	5,521,918	–	5,521,918
Air Transport	–	623,915	–	623,915
Auto components	–	3,512,930	–	3,512,930
Automobile	–	1,707,548	–	1,707,548
Beverage, Food and Tobacco	–	4,871,491	–	4,871,491
Buildings and Real Estate	–	201,020	–	201,020
Business Equipment and Services	–	2,168,631	–	2,168,631
Cable Television	–	3,523,355	–	3,523,355
Chemicals	–	204,941	–	204,941
Chemicals, Plastics and Rubber	–	1,244,374	–	1,244,374
Chemicals/Plastics	–	1,319,308	–	1,319,308
Commercial Services	–	292,401	–	292,401
Computer Software & Services	–	612,063	–	612,063
Containers & Packaging - Metal & Glass	–	279,929	–	279,929
Diversified Telecommunication Services	–	774,036	–	774,036
Diversified/Conglomerate Manufacturing	–	2,249,075	–	2,249,075
Diversified/Conglomerate Service	–	1,247,364	–	1,247,364
Electric Utilities	–	1,389,768	–	1,389,768
Electronics	–	984,335	–	984,335
Electronics/Electrical	–	2,395,594	–	2,395,594
Environmental Services	–	208,025	–	208,025
Finance	–	2,150,168	–	2,150,168
Financial Intermediaries	–	964,755	–	964,755
Health Care - Equipment & Supplies	–	286,304	–	286,304
Healthcare, Education and Childcare	–	14,244,120	–	14,244,120
Hotels, Restaurants & Leisure	–	2,636,598	–	2,636,598
Insurance	–	2,718,836	–	2,718,836
Leisure	–	873,698	–	873,698
Lodging and Casinos	–	1,420,518	–	1,420,518
Machinery (Non-Agriculture, Non-Construct, Non-Electronic)	–	1,098,757	–	1,098,757
Media	–	988,149	–	988,149
Mining, Steel, Iron and Non-Precious Metals	–	1,203,994	239,055	1,443,049
Personal Non-Durable Consumer Prod.	–	1,035,392	–	1,035,392
Pharmaceuticals	–	248,000	–	248,000
Retail Store	–	711,463	–	711,463
Retail - Specialty	–	1,054,550	–	1,054,550

MIST-218

Met Investors Series Trust

Pioneer Strategic Income Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Retailers (other than food/drug)	$–	$275,341	$–	$275,341
Road & Rail	–	155,169	–	155,169
Steel	–	816,621	–	816,621
Surface Transport	–	766,598	–	766,598
Telecommunications	–	2,460,012	–	2,460,012
Telecommunications/Wireless	–	2,812,857	–	2,812,857
Textiles and Leather	–	238,741	–	238,741
Theaters	–	577,605	–	577,605
Transportation	–	1,309,830	–	1,309,830
Utilities	–	1,333,505	–	1,333,505
Total Loan Participation	–	77,713,602	239,055	77,952,657

Common Stocks
Airlines	36,135	–	–	36,135
Auto Components	887,883	–	–	887,883
Building Products	206,328	–	–	206,328
Capital Markets	1,087,432	–	–	1,087,432
Chemicals	667,516	–	–	667,516
Commercial & Professional Services	747	–	–	747
Diversified Financial Services	614	23,850	–	24,464
Diversified Telecommunication Services	93	–	–	93
Food Products	36,437	–	–	36,437
Insurance	31,390	–	–	31,390
Media	1,330	–	–	1,330
Metals & Mining	–	–	39,666	39,666
Textiles, Apparel & Luxury Goods	3,060	–	–	3,060
Wireless Telecommunication Services	101,200	–	–	101,200
Total Common Stocks	3,060,165	23,850	39,666	3,123,681

Preferred Stocks
Automobiles	1,442,091	–	–	1,442,091
Commercial Banks	579,000	–	–	579,000
Diversified Financial Services	–	4,562,375	–	4,562,375
Internet Software & Services	–	–	–	–
Real Estate Management & Development	1,760,267	–	–	1,760,267
Total Preferred Stocks	3,781,358	4,562,375	–	8,343,733

Convertible Preferred Stock*	2,132,025	–	–	2,132,025
Warrants
Diversified Telecommunication Services	–	–	–	–
Foreign Government	–	44,200	–	44,200
Life Sciences Tools & Services	–	–	–	–
Media	–	–	1,961	1,961
Total Warrants	–	44,200	1,961	46,161

Short-Term Investments
Mutual Funds	19,905,383	–	–	19,905,383
Repurchase Agreement	–	18,310,000	–	18,310,000
Total Short-Term Investments	19,905,383	18,310,000	–	38,215,383

Total Investments	28,878,931	725,660,665	280,697	754,820,293

Forward Contracts**
Forward Contracts to Sell (Appreciation)	$–	$4,165	$–	$4,165
Total Forward Contracts	–	4,165	–	4,165

Futures Contracts**
Futures Contracts Long (Appreciation)	50,299	–	–	50,299
Futures Contracts Short (Depreciation)	(835,096)	–	–	(835,096)
Total Futures Contracts	(784,797)	–	–	(784,797)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-219

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Balance as of September 30, 2010
Asset-Backed Securities	$15	$—	$—	$—	$—	$—	$15
Domestic Bonds & Debt Securities
Diversified Telecommunication Services	—	—	—	—	—	—	—
Loan Participation
Mining, Steel, Iron and Non-Precious Metals	284,945	(46,664)	116,164	234,495	(349,885)	—	239,055
Common Stock
Metals & Mining	—	—	(16,764)	56,430	—	—	39,666
Warrants
Diversified Telecommunication Services	—	—	—	—	—	—	—
Life Sciences Tools & Services	—	(14,255)	14,262	—	—	1,954	1,961

Total	$284,960	$(60,919)	$113,662	$290,925	$(349,885)	$1,954	$280,697

MIST-220

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Precision Castparts Corp.	104,800	$13,346,280

Air Freight & Logistics—2.2%
Expeditors International of Washington, Inc.	210,080	9,711,998
FedEx Corp.	141,190	12,071,745

		21,783,743

Beverages—3.1%
Coca-Cola Co. (The)	286,020	16,737,891
PepsiCo, Inc.	208,235	13,835,133

		30,573,024

Biotechnology—2.0%
Amgen, Inc.*	113,560	6,258,292
Celgene Corp.*	222,820	12,836,660

		19,094,952

Capital Markets—3.2%
Ameriprise Financial, Inc.	306,230	14,493,866
Franklin Resources, Inc.	133,580	14,279,702
State Street Corp.	76,020	2,862,913

		31,636,481

Chemicals—2.8%
Albemarle Corp.	259,520	12,148,131
E. I. du Pont de Nemours & Co.	174,750	7,797,345
Praxair, Inc.	80,995	7,310,609

		27,256,085

Commercial Banks—1.9%
Comerica, Inc.	216,660	8,048,919
PNC Financial Services Group, Inc.	208,680	10,832,579

		18,881,498

Communications Equipment—2.4%
Cisco Systems, Inc.*	753,770	16,507,563
Juniper Networks, Inc.*	236,120	7,166,242

		23,673,805

Computers & Peripherals—5.5%
Apple, Inc.*	137,945	39,141,894
EMC Corp.*	734,255	14,912,719

		54,054,613

Consumer Finance—2.1%
American Express Co.	378,480	15,907,514
Discover Financial Services	289,400	4,827,192

		20,734,706

Containers & Packaging—1.0%
Packaging Corp. of America	401,360	9,299,511

Diversified Consumer Services—0.7%
DeVry, Inc. (a)	144,470	7,109,369

Security Description	Shares	Value

Diversified Financial Services—4.6%
Bank of America Corp.	961,130	$12,600,415
IntercontinentalExchange, Inc.*	66,950	7,011,004
JPMorgan Chase & Co.	656,175	24,980,582

		44,592,001

Electrical Equipment—1.7%
Emerson Electric Co.	316,490	16,666,363

Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp. - Class A	158,740	7,775,085
Trimble Navigation, Ltd.* (a)	170,200	5,963,808

		13,738,893

Energy Equipment & Services—3.2%
Halliburton Co.	526,040	17,396,143
Schlumberger, Ltd.	217,390	13,393,398

		30,789,541

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	128,750	8,303,088
Wal-Mart Stores, Inc.	187,785	10,050,253

		18,353,341

Food Products—0.9%
J.M. Smucker Co. (The)	149,460	9,046,814

Health Care Providers & Services—1.7%
Express Scripts, Inc.*	209,620	10,208,494
McKesson Corp.	106,480	6,578,334

		16,786,828

Hotels, Restaurants & Leisure—3.6%
Darden Restaurants, Inc.	185,600	7,939,968
Marriott International, Inc. - Class A (a)	500,300	17,925,749
McDonald’s Corp.	119,190	8,880,847

		34,746,564

Household Durables—0.9%
Whirlpool Corp.	103,700	8,395,552

Household Products—0.5%
Colgate-Palmolive Co.	66,820	5,135,785

Independent Power Producers & Energy Traders—1.5%
AES Corp. (The)*	1,255,250	14,247,088

Industrial Conglomerates—2.3%
3M Co.	163,450	14,172,750
General Electric Co.	520,480	8,457,800

		22,630,550

Insurance—0.7%
Lincoln National Corp.	295,380	7,065,490

Internet & Catalog Retail—1.0%
Amazon.com, Inc.*	61,130	9,601,078

MIST-221

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—2.0%
Google, Inc. - Class A*	38,075	$20,019,454

IT Services—1.7%
Teradata Corp.*	244,930	9,444,501
Visa, Inc. - Class A	93,844	6,968,855

		16,413,356

Machinery—4.8%
Bucyrus International, Inc. (a)	110,060	7,632,661
Cummins, Inc.	194,830	17,647,701
Deere & Co.	260,950	18,209,091
PACCAR, Inc.	60,940	2,934,261

		46,423,714

Media—2.2%
CBS Corp. - Class B	477,080	7,566,489
Walt Disney Co. (The)	431,310	14,280,674

		21,847,163

Metals & Mining—2.7%
Freeport-McMoRan Copper & Gold, Inc.	127,610	10,896,618
Walter Energy, Inc.	91,240	7,416,900
Yamana Gold, Inc.	678,730	7,737,522

		26,051,040

Multiline Retail—2.0%
Kohl’s Corp.*	201,160	10,597,109
Target Corp.	175,560	9,381,926

		19,979,035

Oil, Gas & Consumable Fuels—7.8%
Chevron Corp.	418,675	33,933,609
Devon Energy Corp.	207,745	13,449,411
Occidental Petroleum Corp.	105,400	8,252,820
Total S.A. (ADR)	199,455	10,291,878
Whiting Petroleum Corp.*	102,730	9,811,742

		75,739,460

Pharmaceuticals—5.1%
Abbott Laboratories	188,140	9,828,434
Allergan, Inc.	128,435	8,544,780
Merck & Co., Inc.	280,510	10,325,573
Perrigo Co.	29,610	1,901,554
Shire Plc (ADR)	121,240	8,157,027
Teva Pharmaceutical Industries, Ltd. (ADR)	201,905	10,650,489

		49,407,857

Professional Services—0.7%
Manpower, Inc.	135,070	7,050,654

Road & Rail—2.2%
CSX Corp.	205,950	11,393,154
Union Pacific Corp.	124,300	10,167,740

		21,560,894

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—1.5%
Broadcom Corp. - Class A	179,145	$6,339,942
Marvell Technology Group, Ltd.*	461,250	8,076,487

		14,416,429

Software—4.8%
Autodesk, Inc.*	258,270	8,256,892
Check Point Software Technologies, Ltd.*	261,950	9,673,814
Microsoft Corp.	716,535	17,547,942
Oracle Corp.	427,345	11,474,213

		46,952,861

Specialty Retail—1.7%
Limited Brands, Inc. (a)	302,120	8,090,774
Tiffany & Co. (a)	174,450	8,197,405

		16,288,179

Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc. - Class B	71,735	5,748,843

Tobacco—1.0%
Philip Morris International, Inc.	178,620	10,006,292

Wireless Telecommunication Services—1.7%
American Tower Corp. - Class A*	331,900	17,013,194

Total Common Stocks (Cost $840,416,688)		944,158,380

Short-Term Investments—5.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.4%
State Street Navigator Securities Lending Prime Portfolio (b)	23,198,295	23,198,295

Repurchase Agreement—3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $29,966,008 on 10/01/10 collateralized by $28,570,000 Federal National Mortgage Association. at 3.000% due 09/16/14 with a value of $30,569,900.	$29,966,000	29,966,000

Total Short-Term Investments (Cost $53,164,295)		53,164,295

Total Investments—102.1% (Cost $893,580,983#)		997,322,675
Other assets and liabilities (net)—(2.1)%		(20,421,430)

Net Assets—100.0%		$976,901,245

MIST-222

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $893,580,983. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $121,776,809 and $18,035,117, respectively, resulting in a net unrealized appreciation of $103,741,692.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $33,141,247 and the collateral received consisted of cash in the amount of $23,198,295 and non-cash collateral with a value of $10,795,203. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-223

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$944,158,380	$–	$–	$944,158,380

Short-Term Investments
Mutual Funds	23,198,295	–	–	23,198,295
Repurchase Agreement	–	29,966,000	–	29,966,000
Total Short-Term Investments	–	29,966,000	–	53,164,295

Total Investments	$967,356,675	$29,966,000	$–	$997,322,675

*	See Schedule of Investments for additional detailed categorizations.

MIST-224

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Auto Components—0.1%
Johnson Controls, Inc.	11,700	$356,850

Automobiles—0.0%
Tesla Motors, Inc.*	1,580	32,011

Capital Markets—0.0%
Epistar Corp. Depositary Receipts (GDR) (144A) (a)	3,138	49,619

Chemicals—0.4%
Wacker Chemie AG	6,430	1,185,609

Communications Equipment—14.3%
Acme Packet, Inc.*	67,900	2,576,126
ADTRAN, Inc. (b)	217,490	7,677,397
Cisco Systems, Inc.*	25,986	569,093
F5 Networks, Inc.* (b)	127,050	13,189,061
Polycom, Inc.* (b)	62,230	1,697,634
QUALCOMM, Inc.	165,060	7,447,507
Riverbed Technology, Inc.* (b)	176,120	8,027,550
Tellabs, Inc. (b)	169,726	1,264,459

		42,448,827

Computers & Peripherals—20.6%
Acer, Inc. (GDR)	1,701	21,788
Apple, Inc.*	117,360	33,300,900
EMC Corp.*	431,330	8,760,312
Hewlett-Packard Co.	207,740	8,739,622
NetApp, Inc.* (b)	117,175	5,834,143
SanDisk Corp.* (b)	54,555	1,999,441
SMART Technologies, Inc. - Class A*	195,826	2,653,442

		61,309,648

Electrical Equipment—0.8%
Cooper Industries Plc	23,645	1,156,950
Nidec Corp.	12,000	1,068,731

		2,225,681

Electronic Equipment, Instruments & Components—4.2%
Amphenol Corp. - Class A (b)	78,075	3,824,114
Dolby Laboratories, Inc. - Class A*	15,145	860,387
Hitachi, Ltd.	1,766,000	7,723,645

		12,408,146

Hotels, Restaurants & Leisure—0.6%
Ctrip.com International, Ltd. (ADR)*	36,440	1,740,010

Internet & Catalog Retail—7.6%
Amazon.com, Inc.*	68,400	10,742,904
Netflix, Inc.* (b)	73,170	11,865,247

		22,608,151

Internet Software & Services—11.4%
Baidu, Inc. (ADR)*	109,985	11,286,661
Google, Inc. - Class A*	28,240	14,848,310

Security Description	Shares	Value

Internet Software & Services—(Continued)
NetEase.com, Inc. (ADR)*	119,050	$4,695,332
SINA Corp.* (b)	59,780	3,023,672
Tencent Holdings, Ltd.	1,800	39,134

		33,893,109

IT Services—1.7%
Cognizant Technology Solutions Corp. - Class A*	80,215	5,171,461

Semiconductors & Semiconductor Equipment—12.7%
Aixtron AG	2,115	62,882
Analog Devices, Inc.	159,845	5,015,936
Avago Technologies, Ltd.*	13,530	304,560
Broadcom Corp. - Class A (b)	144,655	5,119,340
Cirrus Logic, Inc.* (b)	137,325	2,449,878
Cree, Inc.*	67,920	3,687,377
Cypress Semiconductor Corp.*	238,235	2,996,996
First Solar, Inc.*	66,745	9,834,876
ON Semiconductor Corp.* (b)	361,260	2,604,685
Rubicon Technology, Inc.* (b)	12,750	289,298
SMA Solar Technology AG	2,155	237,841
SunPower Corp. - Class B* (b)	185,110	2,565,625
Veeco Instruments, Inc.* (b)	79,435	2,769,898

		37,939,192

Software—21.4%
ChinaCache International Holdings, Ltd. (ADR)*	6,660	92,574
Citrix Systems, Inc.*	142,040	9,692,809
Informatica Corp.* (b)	121,260	4,657,597
Intuit, Inc.*	197,695	8,661,018
Longtop Financial Technologies, Ltd. (ADR)* (b)	72,200	2,841,070
Microsoft Corp.	152,260	3,728,847
Red Hat, Inc.*	168,425	6,905,425
Salesforce.com, Inc.* (b)	106,980	11,960,364
SuccessFactors, Inc.* (b)	255,055	6,404,431
TIBCO Software, Inc.* (b)	484,290	8,591,305
VMware, Inc. - Class A* (b)	1,735	147,371

		63,682,811

Wireless Telecommunication Services—0.7%
American Tower Corp. - Class A*	3,560	182,486
SBA Communications Corp. - Class A* (b)	50,075	2,018,022

		2,200,508

Total Common Stocks (Cost $228,572,975)		287,251,633

Affiliated Investment Company—0.3%
iShares FTSE/Xinhua A50 China Index ETF (Cost—$816,483)	493,800	787,901

MIST-225

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Short-Term Investments—8.2%

Security Description	Shares/Par Amount	Value

Mutual Funds—6.1%
State Street Navigator Securities Lending Prime Portfolio (c)	18,020,629	$18,020,629

Repurchase Agreement—2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $6,409,002 on 10/01/10 collateralized by $6,485,000 Federal Home Loan Mortgage Corp. at 1.800% due 01/07/14 with a value of $6,541,744.	$6,409,000	6,409,000

Total Short-Term Investments (Cost $24,429,629)		24,429,629

Total Investments—105.0% (Cost $253,819,087#)		312,469,163
Other assets and liabilities (net)—(5.0)%		(14,820,569)

Net Assets—100.0%		$297,648,594

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $253,819,087. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $62,007,663 and $3,357,587, respectively, resulting in a net unrealized appreciation of $58,650,076.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $49,619, which is 0.0% of net assets.
(b)	All or a portion of the security was held on loan. As of September 30, 2010 the market value of securities loaned was $21,890,408 and the collateral received consisted of cash in the amount of $18,020,629 and non-cash collateral with a value of $4,551,485. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MIST-226

Met Investors Series Trust

RCM Technology Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$356,850	$—	$—	$356,850
Automobiles	32,011	—	—	32,011
Capital Markets	—	—	49,619	49,619
Chemicals	—	1,185,609	—	1,185,609
Communications Equipment	42,448,827	—	—	42,448,827
Computers & Peripherals	61,309,648	—	—	61,309,648
Electrical Equipment	1,156,950	1,068,731	—	2,225,681
Electronic Equipment, Instruments & Components	4,684,501	7,723,645	—	12,408,146
Hotels, Restaurants & Leisure	1,740,010	—	—	1,740,010
Internet & Catalog Retail	22,608,151	—	—	22,608,151
Internet Software & Services	33,853,975	39,134	—	33,893,109
IT Services	5,171,461	—	—	5,171,461
Semiconductors & Semiconductor Equipment	37,638,469	300,723	—	37,939,192
Software	63,682,811	—	—	63,682,811
Wireless Telecommunication Services	2,200,508	—	—	2,200,508

Total Common Stocks	276,884,172	10,317,842	49,619	287,251,633

Affiliated Investment Company	—	787,901	—	787,901

Short-Term Investments
Mutual Funds	18,020,629	—	—	18,020,629
Repurchase Agreement	—	6,409,000	—	6,409,000

Total Short-Term Investments	18,020,629	6,409,000	—	24,429,629

Total Investments	$294,904,801	$17,514,743	$49,619	$312,469,163

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Loss	Change in Unrealized Appreciation	Net Purchases	Net Sales	Balance as of September 30, 2010
Common Stocks
Capital Markets	$—	$(769,783)	$509	$3,588,616	$(2,769,723)	$49,619

Total	$—	$(769,783)	$509	$3,588,616	$(2,769,723)	$49,619

MIST-227

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Investment Company Securities—95.7% of Net Assets

Security Description	Shares	Value
iShares Barclays 1-3 Year Credit Bond Fund	214,300	$22,510,072
iShares iBoxx $ Investment Grade Corporate Bond Fund	160,000	18,094,400
iShares Lehman Treasury Inflation Protected Securities Fund (a)	282,000	30,746,460
iShares MSCI Canada Index Fund	644,700	18,070,941
iShares MSCI EAFE Index Fund	3,100,900	170,301,428
iShares S&P SmallCap 600 Index Fund	449,400	26,555,046
Midcap SPDR Trust Series 1	122,400	17,820,216
SPDR Barclays Capital High Yield Bond ETF (a)	5,625,810	225,088,658
SPDR DJ Wilshire International Real Estate ETF (a)	374,000	14,395,260
SPDR Gold Trust	471,500	60,309,565
SPDR S&P Dividend ETF	2,719,800	136,479,564
SPDR S&P International Small Cap ETF (a)	1,010,600	28,236,164
SPDR Trust Series 1	3,077,900	351,249,948
Vanguard Emerging Markets ETF	1,906,500	86,555,100
Vanguard REIT ETF	524,200	27,300,336
Vanguard Total Bond Market ETF	2,763,900	228,463,974

Total Investment Company Securities (Cost $1,364,655,006)		1,462,177,132

Short-Term Investments—6.7%
Security Description	Shares/Par Amount	Value

Mutual Funds—6.7%
Aim Prime Fund	$91,059,864	$91,059,864
State Street Navigator Securities Lending Prime Portfolio (b)	11,538,490	11,538,490

Total Short-Term Investments (Cost $102,598,354)		102,598,354

Total Investments—102.4% (Cost $1,467,253,360#)		1,564,775,486
Other assets and liabilities (net)—(2.4)%		(36,467,673)

Net Assets—100.0%		$1,528,307,813

#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,467,253,360. Aggregate unrealized appreciation based on cost for federal income tax purposes is $97,522,126 resulting in a net unrealized appreciation of $97,522,126.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $11,297,078 and the collateral received consisted of cash in the amount of $11,538,490. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-228

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended September30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,462,177,132	$—	$—	$1,462,177,132

Short-Term Investments
Mutual Funds	11,538,490	91,059,864	—	102,598,354

Total Short-Term Investments	11,538,490	91,059,864	—	102,598,354

Total Investments	$1,473,715,622	$91,059,864	$—	$1,564,775,486

MIST-229

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Investment Company Securities—98.1% of Net Assets

Security Description	Shares	Value
iShares Barclays 1-3 Year Credit Bond Fund	88,300	$9,275,032
iShares iBoxx $ Investment Grade Corporate Bond Fund	50,600	5,722,354
iShares MSCI Canada Index Fund	391,600	10,976,548
iShares MSCI EAFE Index Fund (a)	1,836,400	100,855,088
iShares S&P SmallCap 600 Index Fund	366,700	21,668,303
Midcap SPDR Trust Series 1	161,700	23,541,903
SPDR DJ Wilshire International Real Estate ETF (a)	148,700	5,723,463
SPDR Gold Trust*	185,900	23,778,469
SPDR Lehman High Yield Bond ETF (a)	1,362,900	54,529,629
SPDR S&P Dividend ETF	976,900	49,020,842
SPDR S&P International Small Cap ETF (a)	588,500	16,442,690
SPDR Trust Series 1	1,426,500	162,792,180
Vanguard Emerging Markets ETF	988,700	44,886,980
Vanguard REIT ETF	208,200	10,843,056
Vanguard Total Bond Market ETF	140,200	11,588,932

Total Investment Company Securities (Cost $493,245,844)		551,645,469

Short-Term Investments—2.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.5%
Aim Prime Fund	$10,873,721	$10,873,721
State Street Navigator Securities Lending Prime Portfolio (b)	3,291,071	3,291,071

Total Short-Term Investments (Cost $14,164,792)		14,164,792

Total Investments—100.6% (Cost $507,410,636#)		565,810,261
Other assets and liabilities (net)—(0.6)%		(3,122,694)

Net Assets—100.0%		$562,687,567

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $507,410,636. Aggregate unrealized appreciation based on cost for federal income tax purposes is $58,399,625 resulting in a net unrealized appreciation of $58,399,625.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $3,225,172 and the collateral received consisted of cash in the amount of $3,291,071. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-230

Met Investors Series Trust

SSgA Growth ETF Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$551,645,469	$—	$—	$551,645,469

Short-Term Investments
Mutual Funds	3,291,071	10,873,721	—	14,164,792

Total Short-Term Investments	3,291,071	10,873,721	—	14,164,792

Total Investments	$554,936,540	$10,873,721	$—	$565,810,261

MIST-231

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Alliant Techsystems, Inc.*	67,000	$5,051,800
Goodrich Corp.	112,000	8,257,760
Rockwell Collins, Inc.	190,000	11,067,500

		24,377,060

Air Freight & Logistics—0.5%
UTI Worldwide, Inc.	403,000	6,480,240

Airlines—0.1%
Southwest Airlines Co.	82,000	1,071,740

Biotechnology—3.8%
Alexion Pharmaceuticals, Inc.*	97,000	6,242,920
BioMarin Pharmaceutical, Inc.* (a)	191,000	4,268,850
Cephalon, Inc.* (a)	221,000	13,799,240
Human Genome Sciences, Inc.* (a)	375,000	11,171,250
Regeneron Pharmaceuticals, Inc.* (a)	169,000	4,630,600
Theravance, Inc.* (a)	224,000	4,502,400
Vertex Pharmaceuticals, Inc.* (a)	192,000	6,637,440

		51,252,700

Capital Markets—1.7%
Eaton Vance Corp.	266,000	7,724,640
Raymond James Financial, Inc.	197,000	4,990,010
TD Ameritrade Holding Corp.*	671,000	10,836,650

		23,551,300

Commercial Banks—2.0%
Fifth Third Bancorp	414,000	4,980,420
Marshall & Ilsley Corp.	743,000	5,230,720
Popular, Inc.*	1,585,000	4,596,500
SunTrust Banks, Inc.	182,000	4,701,060
TCF Financial Corp. (a)	450,000	7,285,500

		26,794,200

Communications Equipment—2.3%
JDS Uniphase Corp.*	1,317,000	16,317,630
Juniper Networks, Inc.*	496,000	15,053,600

		31,371,230

Computers & Peripherals—0.1%
SMART Technologies, Inc. - Class A*	55,000	745,250

Construction & Engineering—1.3%
Foster Wheeler AG*	150,000	3,669,000
Quanta Services, Inc.*	743,000	14,176,440

		17,845,440

Diversified Consumer Services—0.7%
DeVry, Inc.	149,000	7,332,290
Education Management Corp.* (a)	111,000	1,629,480

		8,961,770

Diversified Financial Services—2.7%
CBOE Holdings, Inc. (a)	131,000	2,625,240
Interactive Brokers Group, Inc. - Class A* (a)	266,000	4,577,860

Security Description	Shares	Value

Diversified Financial Services—(Continued)
IntercontinentalExchange, Inc.*	86,000	$9,005,920
MSCI, Inc. - Class A*	354,000	11,756,340
NYSE Euronext	297,000	8,485,290

		36,450,650

Electrical Equipment—3.6%
A123 Systems, Inc.* (a)	187,000	1,677,390
AMETEK, Inc.	431,000	20,588,870
Babcock & Wilcox Co.*	412,000	8,767,360
Roper Industries, Inc.	262,000	17,077,160

		48,110,780

Electronic Equipment, Instruments & Components—2.5%
Dolby Laboratories, Inc. - Class A*	198,000	11,248,380
FLIR Systems, Inc.* (a)	386,000	9,920,200
Trimble Navigation, Ltd.*	337,000	11,808,480

		32,977,060

Energy Equipment & Services—2.6%
FMC Technologies, Inc.*	190,000	12,975,100
McDermott International, Inc.*	976,000	14,425,280
Trican Well Service, Ltd.	438,000	6,980,753

		34,381,133

Food & Staples Retailing—1.8%
Shoppers Drug Mart Corp.	335,000	13,013,405
Whole Foods Market, Inc.* (a)	289,000	10,724,790

		23,738,195

Health Care Equipment & Supplies—4.6%
C.R. Bard, Inc.	152,000	12,377,360
CareFusion Corp.*	492,000	12,221,280
DENTSPLY International, Inc.	373,000	11,924,810
Edwards Lifesciences Corp.*	244,000	16,360,200
IDEXX Laboratories, Inc.* (a)	150,000	9,258,000

		62,141,650

Health Care Providers & Services—2.4%
Community Health Systems, Inc.*	346,000	10,715,620
Henry Schein, Inc.*	246,000	14,410,680
Laboratory Corp. of America Holdings*	93,000	7,293,990

		32,420,290

Health Care Technology—0.4%
Cerner Corp.* (a)	45,000	3,779,550
SXC Health Solutions Corp.*	47,000	1,714,090

		5,493,640

Hotels, Restaurants & Leisure—5.3%
Chipotle Mexican Grill, Inc.* (a)	104,000	17,888,000
Choice Hotels International, Inc. (a)	172,000	6,271,120
Gaylord Entertainment Co.* (a)	191,000	5,825,500
Marriott International, Inc. - Class A (a)	450,000	16,123,500
Panera Bread Co. - Class A* (a)	60,000	5,316,600
Starbucks Corp.	225,000	5,755,500
Tim Hortons, Inc. (a)	165,000	6,007,650

MIST-232

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wynn Resorts, Ltd.	95,000	$8,243,150

		71,431,020

Independent Power Producers & Energy Traders—1.0%
Calpine Corp.*	1,125,000	14,006,250

Industrial Conglomerates—0.6%
Textron, Inc. (a)	412,000	8,470,720

Insurance—2.0%
Aon Corp.	266,000	10,403,260
Principal Financial Group, Inc.	321,000	8,320,320
W.R. Berkley Corp.	278,000	7,525,460

		26,249,040

Internet & Catalog Retail—2.0%
Expedia, Inc.	609,000	17,179,890
Liberty Media Corp. - Interactive - Class A*	675,000	9,254,250

		26,434,140

Internet Software & Services—1.6%
Akamai Technologies, Inc.*	189,000	9,484,020
Equinix, Inc.* (a)	69,000	7,062,150
Rackspace Hosting, Inc.* (a)	185,000	4,806,300

		21,352,470

IT Services—4.0%
Fiserv, Inc.*	300,000	16,146,000
Gartner, Inc.*	187,500	5,520,000
Global Payments, Inc.	401,000	17,198,890
Western Union Co.	825,000	14,577,750

		53,442,640

Life Sciences Tools & Services—3.7%
Bruker Corp.*	249,000	3,493,470
Covance, Inc.* (a)	286,000	13,381,940
Illumina, Inc.* (a)	222,000	10,922,400
Qiagen N.V.* (a)	458,000	8,124,920
Waters Corp.*	189,000	13,377,420

		49,300,150

Machinery—3.1%
Danaher Corp.	74,000	3,005,140
Gardner Denver, Inc.	216,000	11,594,880
Harsco Corp.	131,000	3,219,980
IDEX Corp.	336,000	11,931,360
WABCO Holdings, Inc.*	247,000	10,359,180
Wabtec Corp.	29,000	1,385,910

		41,496,450

Media—4.1%
Cablevision Systems Corp. - Class A	437,000	11,445,030
Discovery Communications, Inc. - Class A* (a)	223,000	9,711,650
Discovery Communications, Inc. - Class C*	261,000	9,967,590
Lamar Advertising Co. - Class A*	462,000	14,700,840
Liberty Media-Starz, Series A*	112,000	7,266,560

Security Description	Shares	Value

Media—(Continued)
Madison Square Garden, Inc. - Class A*	98,000	$2,065,840

		55,157,510

Metals & Mining—1.9%
Agnico-Eagle Mines, Ltd.	260,000	18,467,800
Franco-Nevada Corp.	238,000	7,483,666

		25,951,466

Multiline Retail—1.0%
Dollar General Corp.* (a)	450,000	13,162,500

Oil, Gas & Consumable Fuels—4.8%
Atlas Energy, Inc.* (a)	242,000	6,930,880
CONSOL Energy, Inc.	355,000	13,120,800
Continental Resources, Inc.* (a)	131,000	6,073,160
Peabody Energy Corp.	206,000	10,096,060
Range Resources Corp.	317,000	12,087,210
SM Energy Co.	149,000	5,581,540
Ultra Petroleum Corp.*	262,000	10,998,760

		64,888,410

Pharmaceuticals—1.0%
Elan Corp. Plc (ADR)* (a)	523,000	3,007,250
Valeant Pharmaceuticals International, Inc. (a)	431,001	10,870,319

		13,877,569

Professional Services—3.2%
IHS, Inc. - Class A*	262,000	17,816,000
Manpower, Inc.	157,000	8,195,400
Robert Half International, Inc. (a)	431,000	11,206,000
Verisk Analytics, Inc. - Class A*	222,300	6,226,623

		43,444,023

Real Estate Management & Development—0.2%
St. Joe Co. (The)* (a)	114,000	2,835,180

Road & Rail—0.9%
Hertz Global Holdings, Inc.* (a)	1,193,000	12,633,870

Semiconductors & Semiconductor Equipment—6.9%
Altera Corp.	456,000	13,752,960
Cree, Inc.* (a)	90,000	4,886,100
First Solar, Inc.* (a)	45,000	6,630,750
Intersil Corp. - Class A	362,000	4,231,780
Marvell Technology Group, Ltd.*	375,000	6,566,250
MEMC Electronic Materials, Inc.* (a)	617,000	7,354,640
Microchip Technology, Inc. (a)	356,000	11,196,200
National Semiconductor Corp.	560,000	7,151,200
NVIDIA Corp.*	375,000	4,380,000
PMC-Sierra, Inc.*	327,000	2,406,720
Silicon Laboratories, Inc.* (a)	187,000	6,853,550
Varian Semiconductor Equipment Associates, Inc.*	243,000	6,993,540
Xilinx, Inc. (a)	382,000	10,165,020

		92,568,710

MIST-233

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—7.3%
Autodesk, Inc.*	150,000	$4,795,500
Electronic Arts, Inc.*	450,000	7,393,500
FactSet Research Systems, Inc. (a)	149,000	12,088,370
McAfee, Inc.*	300,000	14,178,000
MICROS Systems, Inc.*	232,000	9,820,560
Nuance Communications, Inc.* (a)	487,000	7,616,680
Red Hat, Inc.*	367,000	15,047,000
Rovi Corp.* (a)	266,000	13,409,060
Solera Holdings, Inc.	298,000	13,159,680

		97,508,350

Specialty Retail—2.5%
Bed Bath & Beyond, Inc.*	150,000	6,511,500
CarMax, Inc.* (a)	544,000	15,155,840
O’ Reilly Automotive, Inc.* (a)	236,000	12,555,200

		34,222,540

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	228,000	9,794,880

Trading Companies & Distributors—1.7%
Fastenal Co. (a)	289,000	15,371,910
MSC Industrial Direct Co., Inc. - Class A	131,000	7,079,240

		22,451,150

Total Common Stocks (Cost $1,039,418,136)		1,268,843,366

Affiliated Issuers

At the end of the period, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following investment company:

Security Description	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at September 30, 2010	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	62,286,155	140,949,761	(125,707,462)	77,528,454	$92,167

Short-Term Investments—15.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—15.2%
State Street Navigator Securities Lending Prime Portfolio (b)	127,369,230	$127,369,230
T. Rowe Price Government Reserve Investment Fund**	$77,528,454	77,528,454

		204,897,684

Total Short-Term Investments (Cost $204,897,684)		204,897,684

Total Investments—109.6% (Cost $1,244,315,820#)		1,473,741,050
Other assets and liabilities (net)—(9.6)%		(129,662,684)

Net Assets—100.0%		$1,344,078,366

*	Non-income producing security.
**	Affiliated issuer.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,244,315,820. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $268,494,492 and $39,069,262, respectively, resulting in a net unrealized appreciation of $229,425,230.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $122,127,150 and the collateral received consisted of cash in the amount of $127,369,230 and non-cash collateral with a value of $636,961. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-234

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,268,843,366	$—	$—	$1,268,843,366

Short-Term Investments
Mutual Funds	127,369,230	77,528,454	—	204,897,684

Total Short-Term Investments	127,369,230	77,528,454	—	204,897,684

Total Investments	$1,396,212,596	$77,528,454	$—	$1,473,741,050

*	See Schedule of Investments for additional detailed categorizations.

MIST-235

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Herley Industries, Inc.*	1,060,702	$17,501,583

Auto Components—3.7%
Superior Industries International, Inc.	2,270,713	39,237,921

Beverages—2.7%
Sapporo Holdings, Ltd.	6,141,800	28,799,819

Building Products—0.7%
Insteel Industries, Inc.	855,820	7,685,264

Capital Markets—2.4%
Investment Technology Group, Inc.*	1,040,682	14,798,498
Westwood Holdings Group, Inc.	314,309	10,633,074

		25,431,572

Chemicals—3.9%
Lanxess AG	129,408	7,085,670
Westlake Chemical Corp.	1,144,168	34,244,948

		41,330,618

Commercial Banks—1.6%
Wilmington Trust Corp.	1,875,252	16,839,763

Communications Equipment—9.1%
Bel Fuse, Inc. - Class B	281,261	5,855,854
Sycamore Networks, Inc.	1,992,667	64,582,338
Tellabs, Inc.	3,454,758	25,737,947

		96,176,139

Computers & Peripherals—3.5%
Electronics for Imaging, Inc.*	1,301,511	15,774,313
Lexmark International, Inc. - Class A*	468,574	20,907,772

		36,682,085

Diversified Financial Services—2.6%
Ackermans & van Haaren N.V.	243,811	19,430,532
Leucadia National Corp.*	336,339	7,944,327

		27,374,859

Electrical Equipment—1.9%
Encore Wire Corp.	983,441	20,170,375

Electronic Equipment, Instruments & Components—7.2%
AVX Corp.	1,824,452	25,213,927
Electro Scientific Industries, Inc.*	1,427,802	15,862,880
Ingram Micro, Inc. - Class A*	1,297,910	21,882,763
Park Electrochemical Corp.	528,862	13,930,225

		76,889,795

Energy Equipment & Services—4.4%
Bristow Group, Inc.*	269,585	9,726,627
Bronco Drilling Co., Inc.*	4,440,843	17,718,964
Pioneer Drilling Co.*	878,409	5,604,249
Tidewater, Inc.	295,825	13,255,918

		46,305,758

Security Description	Shares	Value

Health Care Providers & Services—1.8%
Cross Country Healthcare, Inc.*	2,684,784	$19,303,597

Hotels, Restaurants & Leisure—1.0%
Vail Resorts, Inc.*	269,297	10,104,023

Household Durables—6.5%
Cavco Industries, Inc.*	787,653	28,284,619
M.D.C. Holdings, Inc.	167,214	4,854,223
Skyline Corp.	1,349,140	27,333,576
Stanley Furniture Co., Inc.*	2,543,089	8,748,226

		69,220,644

Insurance—6.2%
E-L Financial Corp. (144A) (a)	40,155	15,992,569
Montpelier Re Holdings, Ltd.	2,125,327	36,810,663
National Western Life Insurance Co. - Class A	95,885	13,489,102

		66,292,334

Leisure Equipment & Products—0.6%
JAKKS Pacific, Inc.*	365,014	6,438,847

Life Sciences Tools & Services—2.0%
Furiex Pharmaceuticals, Inc.*	38,789	437,540
Pharmaceutical Product Development, Inc.	825,465	20,463,277

		20,900,817

Machinery—1.1%
Alamo Group, Inc.	527,304	11,774,698

Marine—2.5%
Alexander & Baldwin, Inc.	758,603	26,429,729

Multiline Retail—2.7%
Parco Co., Ltd.	3,574,100	28,866,345

Oil, Gas & Consumable Fuels—2.6%
Cimarex Energy Co.	421,676	27,906,518

Paper & Forest Products—4.2%
Canfor Corp.*	3,833,700	31,207,350
Glatfelter	1,088,840	13,240,294

		44,447,644

Real Estate Investment Trusts (REITs)—0.1%
Origen Financial, Inc.*	811,331	1,476,622

Real Estate Management & Development—10.1%
Brookfield Asset Management, Inc. - Class A	858,018	24,341,971
Hang Lung Group, Ltd.	6,180,000	40,335,812
Wheelock & Co., Ltd.	12,824,000	42,718,549

		107,396,332

Semiconductors & Semiconductor Equipment—1.5%
MEMC Electronic Materials, Inc.*	1,359,400	16,204,048

Software—0.8%
Synopsys, Inc.*	343,936	8,519,295

MIST-236

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—2.0%
Haverty Furniture Cos., Inc.	1,966,587	$21,455,464

Textiles, Apparel & Luxury Goods—3.5%
K-Swiss, Inc. - Class A*	2,880,169	36,722,155

Thrifts & Mortgage Finance—1.1%
Kearny Financial Corp.	660,494	5,832,162
NewAlliance Bancshares, Inc.	501,736	6,331,908

		12,164,070

Total Common Stocks (Cost $999,316,414)		1,016,048,733

Short-Term Investment—4.3%
Security Description	Par Amount	Value

Repurchase Agreement—4.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $24,840,074 on 10/01/10 collateralized by $25,055,000 Federal Home Loan Mortgage Corp. at 3.000% due 08/11/17 with a value of $25,336,869.	$24,840,067	$24,840,067
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $20,502,938 on 10/01/10 collateralized by $19,480,000 U.S. Treasury Note at 2.750% due 11/30/16 with a value of $20,916,650.	20,502,933	20,502,933

Total Short-Term Investments (Cost $45,343,000)		45,343,000

Total Investments—100.0% (Cost $1,044,659,414#)		1,061,391,733
Other assets and liabilities (net)—0.0%		73,175

Net Assets—100.0%		$1,061,464,908

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,044,659,414. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $172,949,785 and $156,217,466 respectively, resulting in a net unrealized appreciation of $16,732,319.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, the market value of 144A securities was $15,992,569, which is 1.5% of net assets.

MIST-237

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,501,583	$—	$—	$17,501,583
Auto Components	39,237,921	—	—	39,237,921
Beverages	—	28,799,819	—	28,799,819
Building Products	7,685,264	—	—	7,685,264
Capital Markets	25,431,572	—	—	25,431,572
Chemicals	34,244,948	7,085,670	—	41,330,618
Commercial Banks	16,839,763	—	—	16,839,763
Communications Equipment	96,176,139	—	—	96,176,139
Computers & Peripherals	36,682,085	—	—	36,682,085
Diversified Financial Services	7,944,327	19,430,532	—	27,374,859
Electrical Equipment	20,170,375	—	—	20,170,375
Electronic Equipment, Instruments & Components	76,889,795	—	—	76,889,795
Energy Equipment & Services	46,305,758	—	—	46,305,758
Health Care Providers & Services	19,303,597	—	—	19,303,597
Hotels, Restaurants & Leisure	10,104,023	—	—	10,104,023
Household Durables	69,220,644	—	—	69,220,644
Insurance	66,292,334	—	—	66,292,334
Leisure Equipment & Products	6,438,847	—	—	6,438,847
Life Sciences Tools & Services	20,900,817	—	—	20,900,817
Machinery	11,774,698	—	—	11,774,698
Marine	26,429,729	—	—	26,429,729
Multiline Retail	—	28,866,345	—	28,866,345
Oil, Gas & Consumable Fuels	27,906,518	—	—	27,906,518
Paper & Forest Products	44,447,644	—	—	44,447,644
Real Estate Investment Trusts (REITs)	1,476,622	—	—	1,476,622
Real Estate Management & Development	24,341,971	83,054,361	—	107,396,332
Semiconductors & Semiconductor Equipment	16,204,048	—	—	16,204,048
Software	8,519,295	—	—	8,519,295
Specialty Retail	21,455,464	—	—	21,455,464
Textiles, Apparel & Luxury Goods	36,722,155	—	—	36,722,155
Thrifts & Mortgage Finance	12,164,070	—	—	12,164,070

Total Common Stocks	848,812,006	167,236,727	—	1,016,048,733

Total Short-Term Investments	—	45,343,000	—	45,343,000

Total Investments	$848,812,006	$212,579,727	$—	$1,061,391,733

MIST-238

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Goodrich Corp.	80,818	$5,958,711

Airlines—1.6%
Continental Airlines, Inc. - Class B*	203,220	5,047,985

Auto Components—1.3%
BorgWarner, Inc.* (a)	79,690	4,193,288

Beverages—0.5%
Hansen Natural Corp.*	36,280	1,691,374

Biotechnology—4.2%
Alexion Pharmaceuticals, Inc.*	76,600	4,929,976
Human Genome Sciences, Inc.* (a)	91,610	2,729,062
Onyx Pharmaceuticals, Inc.*	60,580	1,598,100
United Therapeutics Corp.* (a)	80,000	4,480,800

		13,737,938

Capital Markets—2.4%
Invesco, Ltd.	76,090	1,615,391
T. Rowe Price Group, Inc.	122,100	6,112,936

		7,728,327

Chemicals—3.2%
CF Industries Holdings, Inc.	40,940	3,909,770
Ecolab, Inc.	73,300	3,719,242
Valspar Corp. (The)	86,860	2,766,491

		10,395,503

Communications Equipment—4.4%
Acme Packet, Inc.*	67,140	2,547,292
Aruba Networks, Inc.*	135,980	2,901,813
F5 Networks, Inc.* (a)	85,036	8,827,587

		14,276,692

Computers & Peripherals—3.0%
NetApp, Inc.*	115,270	5,739,293
SanDisk Corp.*	106,050	3,886,733

		9,626,026

Consumer Finance—0.7%
Discover Financial Services	138,990	2,318,353

Diversified Financial Services—2.4%
IntercontinentalExchange, Inc.*	49,110	5,142,799
MSCI, Inc. - Class A*	75,325	2,501,543

		7,644,342

Energy Equipment & Services—0.8%
Cameron International Corp.*	61,820	2,655,787

Food & Staples Retailing—1.2%
Whole Foods Market, Inc.* (a)	105,950	3,931,805

Food Products—3.4%
Green Mountain Coffee Roasters, Inc.* (a)	109,090	3,402,517

Security Description	Shares	Value

Food Products—(Continued)
Hershey Co. (The)	61,080	$2,906,797
Mead Johnson Nutrition Co.	85,170	4,847,025

		11,156,339

Gas Utilities—0.7%
Questar Corp.	133,700	2,343,761

Health Care Equipment & Supplies—2.4%
Hospira, Inc.*	56,520	3,222,205
Intuitive Surgical, Inc.* (a)	16,050	4,554,027

		7,776,232

Health Care Providers & Services—4.7%
AMERIGROUP Corp.* (a)	40,740	1,730,228
AmerisourceBergen Corp.	154,510	4,737,276
DaVita, Inc.*	25,500	1,760,265
Emergency Medical Services Corp. - Class A*	5,820	309,915
Henry Schein, Inc.* (a)	47,400	2,776,692
Universal Health Services, Inc. - Class B	104,560	4,063,202

		15,377,578

Health Care Technology—0.5%
Cerner Corp.* (a)	19,640	1,649,564

Hotels, Restaurants & Leisure—5.8%
P.F. Chang’s China Bistro, Inc.	45,280	2,091,936
Starwood Hotels & Resorts Worldwide, Inc. (a)	137,210	7,210,385
WMS Industries, Inc.*	103,294	3,932,403
Wynn Resorts, Ltd.	62,210	5,397,962

		18,632,686

Internet Software & Services—4.0%
Akamai Technologies, Inc.*	62,530	3,137,756
GSI Commerce, Inc.*	133,730	3,303,131
LogMeIn, Inc.*	58,780	2,114,904
MercadoLibre, Inc.*	26,130	1,886,063
VeriSign, Inc.*	74,940	2,378,596

		12,820,450

IT Services—1.0%
Fidelity National Information Services, Inc.	113,410	3,076,813

Machinery—4.6%
Cummins, Inc.	80,910	7,328,828
Joy Global, Inc.	73,250	5,150,940
Parker Hannifin Corp.	35,650	2,497,639

		14,977,407

Media—2.4%
Focus Media Holding, Ltd. (ADR)* (a)	159,383	3,873,007
Interpublic Group Cos., Inc. (The)*	386,980	3,881,409

		7,754,416

Metals & Mining—4.2%
Cliffs Natural Resources, Inc.	50,930	3,255,446
Silver Wheaton Corp.* (a)	90,990	2,424,884

MIST-239

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
United States Steel Corp. (a)	85,860	$3,764,102
Walter Energy, Inc.	51,770	4,208,383

		13,652,815

Multiline Retail—2.6%
Dollar Tree, Inc.*	76,675	3,738,673
Nordstrom, Inc.	129,860	4,830,792

		8,569,465

Oil, Gas & Consumable Fuels—4.3%
Alpha Natural Resources, Inc.*	65,350	2,689,153
Cimarex Energy Co.	47,140	3,119,725
Concho Resources, Inc.*	55,760	3,689,639
QEP Resources, Inc.	65,410	1,971,457
Whiting Petroleum Corp.*	25,170	2,403,987

		13,873,961

Pharmaceuticals—0.8%
Valeant Pharmaceuticals International, Inc. (a)	106,970	2,697,902

Real Estate Investment Trusts (REITs)—1.3%
Digital Realty Trust, Inc. (a)	70,550	4,352,935

Real Estate Management & Development—1.4%
CB Richard Ellis Group, Inc. - Class A* (a)	246,990	4,514,977

Road & Rail—1.0%
Canadian Pacific Railway, Ltd. (a)	51,610	3,144,597

Semiconductors & Semiconductor Equipment—10.7%
ASML Holding N.V.	151,000	4,489,230
Atheros Communications, Inc.*	109,981	2,897,999
Broadcom Corp. - Class A	107,460	3,803,010
Cypress Semiconductor Corp.*	313,870	3,948,485
First Solar, Inc.* (a)	14,380	2,118,893
Lam Research Corp.*	131,520	5,504,112
Micron Technology, Inc.* (a)	433,380	3,124,670
Netlogic Microsystems, Inc.*	134,980	3,722,748
Varian Semiconductor Equipment Associates, Inc.*	174,340	5,017,505

		34,626,652

Software—4.0%
Citrix Systems, Inc.*	60,060	4,098,495
Salesforce.com, Inc.* (a)	53,840	6,019,312
SuccessFactors, Inc.*	109,430	2,747,787

		12,865,594

Specialty Retail—4.8%
Abercrombie & Fitch Co. - Class A	116,580	4,583,926
Dick’s Sporting Goods, Inc.*	75,260	2,110,290
Guess?, Inc.	117,580	4,777,275
Urban Outfitters, Inc.*	125,490	3,945,406

		15,416,897

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—1.8%
Coach, Inc.	136,450	$5,861,892

Trading Companies & Distributors—1.4%
Fastenal Co. (a)	82,270	4,375,941

Wireless Telecommunication Services—2.1%
Crown Castle International Corp.*	153,340	6,769,961

Total Common Stocks (Cost $245,786,498)		315,494,966

Short-Term Investments—15.6%

Mutual Funds—13.8%
State Street Navigator Securities Lending Prime Portfolio (b)	44,672,924	44,672,924

Repurchase Agreement—1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $6,092,002 on 10/01/10 collateralized by $5,810,000 Federal National Mortgage Association at 3.000% due 09/16/14 with a value of $6,216,700.	$6,092,000	6,092,000

Total Short-Term Investments (Cost $50,764,924)		50,764,924

Total Investments—113.0% (Cost $296,551,422#)		366,259,890
Other assets and liabilities (net)—(13.0)%		(42,244,988)

Net Assets—100.0%		$324,014,902

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $296,551,422. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $71,766,602 and $2,058,134, respectively, resulting in a net unrealized appreciation of $69,708,468.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $43,488,918 and the collateral received consisted of cash in the amount of $44,672,924. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-240

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$315,494,966	$—	$—	$315,494,966

Short-Term Investments
Mutual Funds	44,672,924	—	—	44,672,924
Repurchase Agreement	—	6,092,000	—	6,092,000

Total Short-Term Investments	44,672,924	6,092,000	—	50,764,924

Total Investments	$360,167,890	$6,092,000	$—	$366,259,890

*	See Schedule of Investments for additional detailed categorizations.

MIST-241

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Honeywell International, Inc.	326,409	$14,342,411

Beverages—1.4%
Coca-Cola Co.	219,616	12,851,928
PepsiCo, Inc.	65,956	4,382,117

		17,234,045

Capital Markets—3.7%
Bank of New York Mellon Corp.	937,507	24,497,058
Goldman Sachs Group, Inc. (The)	83,639	12,092,527
Morgan Stanley	189,853	4,685,572
State Street Corp.	128,064	4,822,890

		46,098,047

Chemicals—0.7%
E. I. du Pont de Nemours & Co.	187,026	8,345,100

Commercial Banks—2.8%
PNC Financial Services Group, Inc.	291,717	15,143,029
U.S. Bancorp	381,609	8,250,387
Wells Fargo & Co.	458,593	11,524,442

		34,917,858

Communications Equipment—0.9%
Cisco Systems, Inc.*	529,589	11,597,999

Computers & Peripherals—2.2%
Dell, Inc.*	1,028,188	13,325,317
Hewlett-Packard Co.	329,400	13,857,858

		27,183,175

Diversified Financial Services—6.1%
Bank of America Corp.	1,846,412	24,206,461
Citigroup, Inc.*	4,182,099	16,310,186
JPMorgan Chase & Co.	951,406	36,220,027

		76,736,674

Diversified Telecommunication Services—2.9%
AT&T, Inc.	555,215	15,879,149
Verizon Communications, Inc.	632,917	20,626,765

		36,505,914

Electric Utilities—1.3%
American Electric Power Co., Inc.	168,116	6,090,843
FirstEnergy Corp. (a)	251,575	9,695,700

		15,786,543

Electrical Equipment—0.8%
Emerson Electric Co.	188,225	9,911,929

Energy Equipment & Services—2.9%
Halliburton Co.	684,354	22,631,587
Noble Corp.	135,361	4,573,848
Weatherford International, Ltd.*	552,205	9,442,705

		36,648,140

Security Description	Shares	Value

Food & Staples Retailing—3.2%
CVS Caremark Corp.	582,289	$18,324,635
Wal-Mart Stores, Inc.	414,920	22,206,518

		40,531,153

Food Products—4.0%
Kraft Foods, Inc. - Class A	977,358	30,161,268
Unilever N.V.	682,778	20,401,407

		50,562,675

Health Care Providers & Services—3.9%
Cardinal Health, Inc.	504,838	16,679,848
UnitedHealth Group, Inc.	647,636	22,738,500
WellPoint, Inc.*	161,821	9,165,541

		48,583,889

Household Products—0.3%
Procter & Gamble Co. (The)	64,283	3,855,052

Industrial Conglomerates—3.3%
General Electric Co.	1,060,201	17,228,266
Textron, Inc. (a)	367,284	7,551,359
Tyco International, Ltd.	442,000	16,234,660

		41,014,285

Insurance—7.2%
Aflac, Inc.	131,733	6,811,913
Chubb Corp. (The)	815,669	46,484,976
Torchmark Corp. (a)	194,928	10,358,474
Travelers Cos., Inc. (The)	501,038	26,104,080

		89,759,443

Internet Software & Services—4.7%
eBay, Inc.* (a)	1,577,347	38,487,267
Yahoo!, Inc.* (a)	1,443,202	20,450,172

		58,937,439

IT Services—1.1%
Accenture Plc - Class A	169,780	7,213,952
Western Union Co.	363,805	6,428,435

		13,642,387

Machinery—1.1%
Ingersoll-Rand Plc (a)	388,875	13,886,726

Media—12.6%
Comcast Corp. - Class A	2,956,385	53,451,441
DIRECTV - Class A*	234,158	9,747,997
News Corp. - Class B (a)	1,125,587	16,951,340
Time Warner Cable, Inc. (a)	343,305	18,535,037
Time Warner, Inc.	482,589	14,791,353
Viacom, Inc. - Class B	1,204,982	43,608,299

		157,085,467

Metals & Mining—1.3%
Alcoa, Inc. (a)	1,356,097	16,422,335

MIST-242

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.4%
Sempra Energy	85,410	$4,595,058

Multiline Retail—1.2%
JC Penney Co., Inc.	263,174	7,153,069
Macy’s, Inc.	151,061	3,487,999
Target Corp.	90,011	4,810,188

		15,451,256

Oil, Gas & Consumable Fuels—6.5%
BP Plc (ADR)	166,723	6,863,986
Chevron Corp.	320,731	25,995,247
ConocoPhillips Co.	352,637	20,251,943
Royal Dutch Shell Plc (ADR) (a)	319,387	19,259,036
Total S.A. (ADR)	180,823	9,330,467

		81,700,679

Paper & Forest Products—2.5%
International Paper Co.	1,447,109	31,474,621

Personal Products—0.6%
Avon Products, Inc.	229,176	7,358,841

Pharmaceuticals—9.2%
Abbott Laboratories	207,588	10,844,397
Bristol-Myers Squibb Co.	1,026,230	27,821,095
GlaxoSmithKline Plc (ADR) (a)	199,878	7,899,179
Merck & Co., Inc.	650,989	23,962,905
Pfizer, Inc.	2,085,915	35,815,160
Roche Holding AG (ADR)	240,836	8,219,733

		114,562,469

Semiconductors & Semiconductor Equipment—1.9%
Intel Corp.	794,712	15,282,312
KLA-Tencor Corp.	222,884	7,852,203

		23,134,515

Software—0.3%
Microsoft Corp.	144,163	3,530,552

Specialty Retail—1.9%
Home Depot, Inc. (The)	373,089	11,819,459
Lowe’s Cos., Inc.	519,826	11,586,922

		23,406,381

Tobacco—0.7%
Philip Morris International, Inc.	156,463	8,765,057

Wireless Telecommunication Services—0.9%
Vodafone Group Plc (ADR) (a)	470,953	11,684,344

Total Common Stocks (Cost $1,002,492,292)		1,195,252,459

Short-Term Investments—11.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—6.9%
State Street Navigator Securities Lending Prime Portfolio (b)	86,768,993	$86,768,993

Repurchase Agreement—4.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $27,834,161 on 10/01/10 collateralized by $28,075,000 Federal Home Loan Bank at 0.360% due 03/22/11 with a value of $28,390,844.	$27,834,161	27,834,161
Fixed Income Clearing Corp., Repurchase Agreement, dated 09/30/10 at 0.010% to be repurchased at $27,120,839 on 10/01/10 collateralized by $27,630,000 Federal Home Loan Mortgage Corp. at 1.200% due 09/24/13 with a value of $27,664,537	27,120,839	27,120,839

Total Short-Term Investments (Cost $141,723,993)		141,723,993

Total Investments—106.9% (Cost $1,144,216,285#)		1,336,976,452
Other assets and liabilities (net)—(6.9)%		(86,076,498)

Net Assets—100.0%		$1,250,899,954

*	Non-income producing security.
#	The aggregate cost of investments for federal income tax purposes as of September 30, 2010 was $1,144,216,285. Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $200,323,589 and $7,563,422, respectively, resulting in a net unrealized appreciation of $192,760,167.
(a)	All or a portion of the security was held on loan. As of September 30, 2010, the market value of securities loaned was $83,596,933 and the collateral received consisted of cash in the amount of $86,768,993. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

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Met Investors Series Trust

Van Kampen Comstock Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended September 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the inputs used in determining the value of the Portfolio’s investments as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,195,252,459	$—	$—	$—

Short-Term Investments
Mutual Funds	86,768,993	—	—	86,768,993
Repurchase Agreement	—	54,955,000	—	54,955,000

Total Short-Term Investments	86,768,993	54,955,000	—	141,723,993

Total Investments	$1,282,021,452	$54,955,000	$—	$1,336,976,452

*	See Schedule of Investments for additional detailed categorizations.

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Met Investors Series Trust

Notes to Schedule of Investments

Investment Valuation:

Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant sub-adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Exchange traded options are valued at the mean price. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by a Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates.

Each Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to a Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. A Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before a Portfolio’s calculation of net asset value (“NAV”) but after the close of the primary markets on which the security is traded. A Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to a Portfolio’s calculation of NAV.

Investments in mutual funds (other than exchange-traded funds (“ETFs”)) are valued at their closing daily NAVs. The NAV of a Portfolio that invests in one or more mutual funds is calculated on the basis of the NAVs of the mutual funds in which the Portfolio invests. For information about the use of fair value pricing by the mutual funds in which a Portfolio invests, please refer to the prospectuses of the mutual funds.

Investments in ETFs are valued at the closing market quotation for their shares. The NAV of a Portfolio that invests in ETFs is calculated on the basis of the market values of the ETFs in which the Portfolio invests. For information about the use of fair value pricing by the ETFs in which a Portfolio invests, please refer to the prospectuses for the ETFs.

For information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-245

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	November 19, 2010

By:	/S/ JEFFREY A. TUPPER
Jeffrey A. Tupper
Chief Financial Officer and Treasurer

Date:	November 19, 2010